   As filed with the Securities and Exchange Commission on February 11, 2005


                                                             File No. 333-31172
                                                             File No. 811-05343

================================================================================

                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                               -----------------

                                   FORM N-4

          Registration Statement Under The Securities Act of 1933 [X]

                               -----------------


                        Pre-Effective Amendment No.                [_]
                      Post-Effective Amendment No. 19              [X]

                                    and/or

         For Registration Under the Investment Company Act of 1940 [X]
                             Amendment No. 149                     [X]

                       (Check Appropriate Box or Boxes)
                     GE Life & Annuity Separate Account 4

                          (Exact Name of Registrant)

                               -----------------

                     GE Life and Annuity Assurance Company

                           (Exact Name of Depositor)

                               -----------------

                6610 West Broad Street Richmond, Virginia 23230
         (Address of Depositor's Principal Executive Office, Zip Code)

                                (804) 281-6910
              (Depositor's Telephone Number, Including Area Code)

                             Heather Harker, Esq.
       Vice President, Associate General Counsel and Assistant Secretary
                     GE Life and Annuity Assurance Company
                            6610 West Broad Street
                           Richmond, Virginia 23230
               (Name and Complete Address of Agent for Service)

          -----------------------------------------------------------
Approximate Date of Proposed Public Offering: Upon the effective date of this Post-Effective Amendment to the Registration Statement.


It is proposed that this filing will become effective (check appropriate box)

[_] immediately upon filing pursuant to paragraph (b) of Rule 485

[_] on [date] pursuant to paragraph (b) of Rule 485


[X] 60 days after filing pursuant to paragraph (a)(1) of Rule 485

[_] on (date) pursuant to paragraph (a)(1) of Rule 485

If appropriate check the following box:

[_] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Being Registered: Individual Flexible Premium Variable Deferred Annuity Contracts

================================================================================

                     GE Life & Annuity Separate Account 4
                                Prospectus For
             Flexible Premium Variable Deferred Annuity Contracts
                                Form P1154 4/00

                                  Issued by:
                     GE Life and Annuity Assurance Company
                                 Home Office:
                            6610 West Broad Street
                           Richmond, Virginia 23230
                           Telephone: (800) 352-9910

--------------------------------------------------------------------------------

This prospectus describes flexible premium variable deferred annuity contracts (the "contracts") issued on or after the later of May 1, 2003 or the date on which state insurance authorities approve applicable contract modifications. The contract may be issued to individuals and qualified and nonqualified retirement plans. GE Life and Annuity Assurance Company (the "Company," "we," "us," or "our") issues the contract.

This prospectus gives details about the contract, GE Life & Annuity Separate Account 4 (the "Separate Account") and the Guarantee Account that you should know before investing. Please read this prospectus carefully before investing and keep it for future reference.

The contract offers you the accumulation of Contract Value and the payment of periodic annuity benefits. We may pay these benefits on a variable or fixed basis.

You may allocate your purchase payments to the Separate Account, the Guarantee Account, or both. Each Subaccount of the Separate Account invests in shares of Portfolios of the Funds listed below:
AIM Variable Insurance Funds:
  AIM V.I. Aggressive Growth Fund -- Series I shares
  AIM V.I. Basic Value Fund -- Series II shares
  AIM V.I. Blue Chip Fund -- Series I shares
  AIM V.I. Capital Appreciation Fund -- Series I shares

  AIM V.I. International Growth Fund -- Series II shares

  AIM V.I. Premier Equity Fund -- Series I shares

  AIM V.I. Real Estate Fund -- Series II Shares


AllianceBernstein Variable Products Series Fund, Inc.:
  AllianceBernstein Growth and Income Portfolio -- Class B

  AllianceBernstein International Value Portfolio -- Class B

  AllianceBernstein Premier Growth Portfolio -- Class B
  AllianceBernstein Technology Portfolio -- Class B

American Century Variable Portfolios, Inc.:
  VP Income & Growth Fund -- Class I
  VP International Fund -- Class I
  VP Ultra Fund -- Class I
  VP Value Fund -- Class I


American Century Variable Portfolios II, Inc.:


  VP Inflation Protection Fund - Class II


Dreyfus:
  Dreyfus Investment Portfolios -- MidCap Stock Portfolio -- Initial Shares Dreyfus Variable Investment Fund -- Money Market Portfolio
  The Dreyfus Socially Responsible Growth Fund, Inc. -- Initial Shares**

Eaton Vance Variable Trust:
  VT Floating-Rate Income Fund


  VT Worldwide Health Sciences Fund

Evergreen Variable Annuity Trust
  Evergreen VA Omega Fund -- Class 2

Federated Insurance Series:
  Federated High Income Bond Fund II* -- Service Shares
  Federated Kaufmann Fund II -- Service Shares

Fidelity Variable Insurance Products Fund:
  VIP Asset Manager Portfolio -- Service Class 2
  VIP Contrafund(R) Portfolio -- Service Class 2
  VIP Dynamic Capital Appreciation Portfolio -- Service Class 2
  VIP Equity-Income Portfolio -- Service Class 2
  VIP Growth Portfolio -- Service Class 2
  VIP Growth & Income Portfolio -- Service Class 2
  VIP Mid Cap Portfolio -- Service Class 2
  VIP Value Strategies Portfolio -- Service Class 2

Franklin Templeton Variable Insurance Products Trust:

  Franklin Income Securities Fund -- Class 2 Shares

  Franklin Large Cap Growth Securities Fund --  Class 2 Shares
  Mutual Shares Securities Fund -- Class 2 Shares
  Templeton Foreign Securities Fund -- Class 2 Shares
  Templeton Global Asset Allocation Fund -- Class 2 Shares

GE Investments Funds, Inc.:
  Income Fund

  Mid-Cap Equity Fund (formerly, Mid-Cap Value Equity Fund)

  Money Market Fund
  Premier Growth Equity Fund
  Real Estate Securities Fund
  S&P 500(R) Index Fund
  Small-Cap Value Equity Fund
  Total Return Fund
  U.S. Equity Fund
  Value Equity Fund


Goldman Sachs Variable Insurance Trust:


  Goldman Sachs Mid Cap Value Fund


Greenwich Street Series Fund:

  Salomon Brothers Variable Aggressive Growth Fund -- Class II


Janus Aspen Series:
  Balanced Portfolio -- Service Shares
  Capital Appreciation Portfolio -- Service Shares

  International Growth Portfolio -- Service Shares***


J.P. Morgan Series Trust II:
  Bond Portfolio

  International Equity Portfolio

  Mid Cap Value Portfolio
  Small Company Portfolio
  U. S. Large Cap Core Equity Portfolio
Merrill Lynch Variable Series Funds, Inc.
  Merrill Lynch Basic Value V.I. Fund -- Class III Shares

  Merrill Lynch Global Allocation V.I. Fund -- Class III Shares

  Merrill Lynch Large Cap Growth V.I. Fund --  Class III Shares

  Merrill Lynch Value Opportunities V.I. Fund -- Class III Shares (formerly,
   Merrill Lynch Small Cap Value V.I. Fund)


MFS(R) Variable Insurance Trust:
  MFS(R) Investors Growth Stock Series -- Service Class Shares
  MFS(R) Investors Trust Series -- Service Class Shares
  MFS(R) New Discovery Series  -- Service Class Shares
  MFS(R) Strategic Income Series -- Service Class Shares
  MFS(R) Total Return Series -- Service Class Shares
  MFS(R) Utilities Series -- Service Class Shares

Nations Separate Account Trust:
  Nations Marsico Growth Portfolio
  Nations Marsico International Opportunities Portfolio

Oppenheimer Variable Account Funds:
  Oppenheimer Aggressive Growth Fund/VA -- Service Shares Oppenheimer Balanced Fund/VA -- Service Shares
  Oppenheimer Capital Appreciation Fund/VA --Service Shares Oppenheimer Global Securities Fund/VA -- Service Shares Oppenheimer Main Street Fund/VA -- Service Shares Oppenheimer Main Street Small Cap Fund/VA -- Service Shares

PIMCO Variable Insurance Trust:

  All Asset Portfolio -- Advisor Class Shares

  High Yield Portfolio* -- Administrative Class Shares
  Long-Term U.S. Government Portfolio -- Administrative Class Shares

  Low Duration Portfolio -- Administrative Class Shares

  Total Return Portfolio -- Administrative Class Shares

The Prudential Series Fund, Inc.:
  Jennison Portfolio -- Class II
  Jennison 20/20 Focus Portfolio -- Class II

  Natural Resources Portfolio -- Class II


Rydex Variable Trust:
  OTC Fund

Salomon Brothers Variable Series Fund Inc:
  Salomon Brothers Variable All Cap Fund -- Class II

  Salomon Brothers Variable Total Return Fund --  Class II

Scudder Variable Series II:
  Scudder Technology Growth Portfolio -- Class B Shares
  SVS Dreman High Return Equity Portfolio -- Class B Shares
  SVS Dreman Small Cap Value Portfolio -- Class B Shares
Van Kampen Life Investment Trust:
  Comstock Portfolio -- Class II Shares
  Emerging Growth Portfolio -- Class II Shares

  * These Portfolios may invest in lower quality debt securities commonly referred to as junk bonds.
 ** The Dreyfus Socially Responsible Growth Fund, Inc. -- Initial Shares will only be available to contracts purchased through particular financial institutions or brokerage firms effective May 1, 2003.

*** The Janus Aspen Series -- International Growth Portfolio -- Service Shares is not available to new purchase payments on or after November 15, 2004.


Not all of these Portfolios may be available in all states or in all markets.

The Securities and Exchange Commission ("SEC") has not approved or disapproved these securities or determined if this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

Your contract:

   . Is NOT a bank deposit

   . Is NOT FDIC insured

   . Is NOT insured or endorsed by a bank or any federal government agency

   . Is NOT available in every state

   . MAY go down in value

Except for amounts in the Guarantee Account, both the value of a contract before the Annuity Commencement Date and the amount of monthly income afterwards will depend upon the investment performance of the Portfolio(s) you select. You bear the investment risk of investing in the Portfolios.

This product has optional benefits, for an additional charge, available to contact owners. Not all benefits may be available in all states or in all markets. Should you not be able to obtain a certain feature explained in this prospectus through your current representative, please contact our Home Office at the telephone number or address listed below to inquire as to whether a particular optional benefit is available in your state and if so, for a list of firms that will permit such an optional benefit for sale. Please note that some optional benefits may have requirements that differ from or are in addition to the base contract.

These contracts are also offered to customers of various financial institutions and brokerage firms. No financial institution or brokerage firm is responsible for the guarantees under the contracts. Guarantees under the contracts are the sole responsibility of the Company.

In the future, additional portfolios managed by certain financial institutions or brokerage firms may be added to the Separate Account. These portfolios may be offered exclusively to purchasing customers of the particular financial institution or brokerage firm.

A Statement of Additional Information, dated April 29, 2005, which contains additional information about the contract has been filed with the SEC and is incorporated by reference into this prospectus. A table of contents for the Statement of Additional Information appears on the last page of this prospectus. If you would like a free copy, call us at:



                                (800) 352-9910;


                                or write us at:

                            6610 West Broad Street
                           Richmond, Virginia 23230

The Statement of Additional Information and other material incorporated by reference can be found on the SEC's website at:

                                  www.sec.gov

This prospectus does not constitute an offering in any jurisdiction in which such offering may not lawfully be made.


The date of this prospectus is April 29, 2005.

Table of Contents




                 Definitions..................................................

                 Fee Tables...................................................
                    Examples..................................................

                 Synopsis.....................................................

                 Condensed Financial Information..............................

                 Investment Results...........................................

                 Financial Statements.........................................

                 The Company..................................................

                 The Separate Account.........................................
                    The Portfolios............................................
                    Voting Rights.............................................
                    Subaccounts...............................................
                    Changes to the Separate Account and the Subaccounts.......

                 The Guarantee Account........................................

                 Charges and Other Deductions.................................
                    Transaction Expenses......................................
                    Deductions From the Separate Account......................
                    Guaranteed Income Rider Option Charge.....................
                    Guaranteed Income Rollover Rider Option Charge............
                    Guaranteed Minimum Withdrawal Benefit Rider Option Charge.
                    Payment Protection Rider Option Charge....................
                    Other Charges.............................................
                    Additional Information....................................

                 The Contract.................................................
                    Purchase of the Contract..................................
                    Ownership.................................................
                    Assignment................................................
                    Purchase Payments.........................................
                    Valuation Day and Valuation Period........................
                    Allocation of Purchase Payments...........................
                    Valuation of Accumulation Units...........................

                 Transfers....................................................
                    Transfers Before the Annuity Commencement Date............
                    Transfers From the Guarantee Account to the Subaccounts... Transfers From the Subaccounts to the Guarantee Account...
                    Transfers Among the Subaccounts...........................
                    Telephone/Internet Transactions...........................
                    Confirmation of Transactions..............................
                    Special Note on Reliability...............................

   Transfers by Third Parties................................................
   Dollar Cost Averaging Program.............................................
   Portfolio Rebalancing Program.............................................
   Guarantee Account Interest Sweep Program..................................

Surrenders and Partial Withdrawals...........................................
   Surrenders and Partial Withdrawals........................................
   Restrictions on Distributions From Certain Contracts......................
   Systematic Withdrawal Program.............................................
   Guaranteed Minimum Withdrawal Benefit Rider Option........................
   Annuity Cross Funding Program.............................................

Death of Owner and/or Annuitant..............................................
   Distribution Provisions Upon Death of Owner or Joint Owner................
   Death Benefit at Death of Any Annuitant Before Annuity Commencement Date..
   Annual Step-Up Death Benefit Rider Option.................................
   5% Rollup Death Benefit Rider Option......................................
   Earnings Protector Death Benefit Rider Option.............................
   The Earnings Protector and Greater of Annual Step-Up and 5% Rollup Death
     Benefit Rider Option....................................................
   Termination of Death Benefit Rider Options When Contract Assigned or Sold.
   How to Claim Proceeds and/or Death Benefit Payments.......................
   Distribution Rules When Death Occurs Before Income Payments Begin.........
   Distribution Rules When Death Occurs After Income Payments Begin..........

Income Payments..............................................................
   Income Payments and the Annuity Commencement Date.........................
   Optional Payment Plans....................................................
   Variable Income Payments..................................................
   Transfers After the Annuity Commencement Date.............................
   Guaranteed Income Rider Option............................................
   Guaranteed Income Rollover Rider Option...................................
   Payment Protection Rider Option...........................................

Federal Tax Matters..........................................................
   Introduction..............................................................
   Taxation of Non-Qualified Contracts.......................................
   Section 1035 Exchanges....................................................
   Qualified Retirement Plans................................................
   Federal Income Tax Withholding............................................
   State Income Tax Withholding..............................................
   Tax Status of the Company.................................................
   Changes in the Law........................................................

Requesting Payments..........................................................

          Distribution of the Contracts...........................
             Principal Underwriter................................
             Sales of the Contracts...............................

          Additional Information..................................
             Owner Questions......................................
             Return Privilege.....................................
             State Regulation.....................................
             Evidence of Death, Age, Gender or Survival...........
             Records and Reports..................................
             Other Information....................................
             Legal Proceedings....................................

          Appendix A -- Examples of the Available Death Benefits.. A-1
             Basic Death Benefit.................................. A-1
             Annual Step-Up Death Benefit Rider Option............ A-2
             5% Rollup Death Benefit Rider Option................. A-2
             Earnings Protector Death Benefit Rider Option........ A-4

          Appendix B -- Condensed Financial Information........... B-1

          Table of Contents -- Statement of Additional Information

Definitions

                      The following terms are used throughout the prospectus:

                      Accumulation Unit -- An accounting unit of measure we use to calculate the value in the Separate Account before the income payments commence.

                      Annuitant/Joint Annuitant -- The person(s) named in the contract upon whose age and, where appropriate, gender, we determine monthly income benefits.

                      Annuity Commencement Date -- The date on which your income payments will commence, if any Annuitant is living on that date. The Annuity Commencement Date is stated in your contract, unless changed by you in writing in a form acceptable to us.

                      Annuity Unit -- An accounting unit of measure we use to calculate the amount of the second and each subsequent variable income payment.

                      Asset Allocation Model -- A component of the Investment Strategy for the Payment Protection Rider and the Guaranteed Minimum Withdrawal Benefit Rider.

                      Benefit Date -- For the Guaranteed Minimum Withdrawal Benefit Rider, the date that will be the later of the Contract Date and the Valuation Day of the most recent reset of the protected amount.

                      Benefit Year -- For the Guaranteed Minimum Withdrawal Benefit Rider, each one year period following the Benefit Date and each anniversary of that date.

                      Code -- The Internal Revenue Code of 1986, as amended.

                      Contract Date -- The date we issue your contract and your contract becomes effective. Your Contract Date is shown in your contract. We use the Contract Date to determine contract years and anniversaries.

                      Contract Value -- The total value of all your Accumulation Units in the Subaccounts and any amounts you hold in the Guarantee Account.

                      Designated Subaccounts -- The Subaccounts available under the Investment Strategy for the Payment Protection Rider and the Guaranteed Minimum Withdrawal Benefit Rider.

                      Fund -- Any open-end management investment company or any unit investment trust in which the Separate Account invests.

                      Funding Annuity -- This variable deferred annuity issued by GE Life and Annuity Assurance Company; this contract becomes a Funding Annuity when it is purchased on the same date as a Scheduled Purchase Payment Variable Deferred Annuity Contract issued by GE Life and Annuity Assurance Company. The assets of this Funding Annuity are withdrawn and immediately allocated to the Scheduled Purchase Payment Variable Deferred Annuity Contract.


                      GIS Subaccount -- A division of the Separate Account which invests exclusively in shares of the GE Investments Funds, Inc. -- Total Return Fund. This Subaccount is only available when the Guaranteed Income Rider or the Guaranteed Income Rollover Rider is elected at the time of application. Purchase payments may not be made directly to the GIS Subaccount. Allocations must be made pursuant to scheduled transfers from all other Subaccounts in which you have allocated assets. Any remaining transfers will come from the Guarantee Account.


                      General Account -- Assets of the Company other than those allocated to the Separate Account or any other segregated asset account of the Company.

                      Guarantee Account -- Part of our General Account that provides a guaranteed interest rate for a specified interest rate guarantee period. The Guarantee Account is not part of and does not depend on the investment performance of the Separate Account.

                      Home Office -- Our office located at 6610 West Broad Street, Richmond, Virginia 23230.


                      Income Start Date -- For the Guaranteed Income Rider and the Guaranteed Income Rollover Rider, the date income payments begin from one or more segments pursuant to the terms of the Guaranteed Income Rider and the Guaranteed Income Rollover Rider. For the Payment Protection Rider, the date income payments begin from one or more Payment Protection Plans pursuant to the terms of the Payment Protection Rider.


                      Income Start Value -- For the Payment Protection Rider, the portion of Contract Value applied to a Payment Protection Plan that provides for monthly income as of the Income Start Date.

                      Investment Strategy -- The Designated Subaccounts and/or Asset Allocation Model required for the Payment Protection Rider and the Guaranteed Minimum Withdrawal Benefit Rider. The Investment Strategy is required in order to receive the full benefit under the Payment Protection Rider or the Guaranteed Minimum Withdrawal Benefit Rider.

                      Payment Protection Plan -- A series of variable income payments that are provided pursuant to the terms of the Payment Protection Rider.

                      Portfolio -- A division of a Fund, the assets of which are separate from other Portfolios that may be available in the Fund. Each Portfolio has its own investment objective. Not all Portfolios may be available in all states or markets.

                      Remaining Amount -- The total guaranteed amount available for withdrawals under the Guaranteed Minimum Withdrawal Benefit Rider.

                      Separate Account -- GE Life & Annuity Separate Account 4, a separate investment account we established to receive Subaccount allocations. The Separate Account is divided into Subaccounts, each of which invests in shares of a separate Portfolio.

                      Subaccount -- A division of the Separate Account which invests exclusively in shares of a designated Portfolio. Not all Subaccounts may be available in all states or markets. A Subaccount may be referred to as an Investment Subdivision in your contract and/or marketing materials.

                      Surrender Value -- The value of your contract as of the date we receive your written request to surrender at our Home Office, less any applicable premium tax, annual contract charge, any optional benefit charge and any surrender charge.

                      Valuation Day -- Each day on which the New York Stock Exchange is open for regular trading, except for days that the Subaccount's corresponding Portfolio does not value its shares.

                      Valuation Period -- The period that starts at the close of regular trading on the New York Stock Exchange on any Valuation Day and ends at the close of regular trading on the next succeeding Valuation Day.

                      Withdrawal Limit -- The total amount that you may withdraw in a benefit year without reducing the benefit provided under the Guaranteed Minimum Withdrawal Benefit Rider.

Fee Tables


                      The following tables describe fees and expenses that you will pay when buying, owning or partially withdrawing assets or fully surrendering the contract. The first table describes the fees and expenses that you will pay when you buy the contract, take a partial withdrawal, fully surrender your contract, or transfer assets among the investment options. State premium taxes may also be deducted.

Contract Owner Transaction Expenses
-------------------------------------------------------------------------------------
Surrender Charge (as a percentage of purchase Number of Full and  Surrender Charge as payments partially withdrawn or surrendered) Partially Completed a Percentage of the
                                              Years Since         Purchase Payment
                                              We Received the     Partially Withdrawn
                                              Purchase Payment    or Surrendered/1,2/
                                              ---------------------------------------
                                                       1                  6%
                                                       2                  6%
                                                       3                  6%
                                                       4                  6%
                                                       5                  5%
                                                       6                  4%
                                                       7                  0%
-------------------------------------------------------------------------------------
  Transfer Charge                                            $10.00/3/
-------------------------------------------------------------------------------------

                    /1/ A surrender charge is not assessed on any amounts
                        representing gain. In addition, you may withdraw the greater of 10% of your total purchase payments or any amount withdrawn to meet minimum distribution requirements under the Code each contract year without incurring a surrender charge; the free withdrawal amount is not cumulative from contract year to contract year. The surrender charge will be taken from the amount withdrawn unless otherwise requested.

                    /2/ Any partial withdrawals that are immediately allocated to a Scheduled Purchase Payment Variable Deferred Annuity through an approved Annuity Cross Funding Program are not subject to a surrender charge.

                    /3/ We reserve the right to assess a transfer charge for
                        each transfer among the Subaccounts.

                      The next table describes the fees and expenses that you will pay periodically during the time you own the contract, not including Portfolio fees and expenses.


                      The following charges apply to contracts issued on or after the later of April 29, 2005 or the date on which state insurance authorities approve applicable contract modifications.



Periodic Charges Other Than Portfolio Expenses
-----------------------------------------------------------------------------------------
Annual Contract Charge                                                          $30.00/1/
-----------------------------------------------------------------------------------------
Separate Account Annual Expenses
 (as a percentage of your average daily net assets in the Separate Account)
-----------------------------------------------------------------------------------------
  Mortality and Expense Risk Charge                                                 1.30%
-----------------------------------------------------------------------------------------
  Administrative Expense Charge                                                     0.15%
-----------------------------------------------------------------------------------------
Optional Benefits/2/
 (as a percentage of your average daily net assets in the Separate Account)
-----------------------------------------------------------------------------------------
  Guaranteed Minimum Withdrawal Benefit Rider Option                                0.50%
-----------------------------------------------------------------------------------------
  Guaranteed Income Rider Option                                                    0.50%
-----------------------------------------------------------------------------------------
  Guaranteed Income Rollover Rider                                                  0.50%
-----------------------------------------------------------------------------------------
  Payment Protection Rider Option                                                   0.40%
-----------------------------------------------------------------------------------------
Optional Benefits
 (as a percentage of your Contract Value at the time the charge is taken)/3/
-----------------------------------------------------------------------------------------
  Annual Step-Up Death Benefit Rider Option                                         0.20%
-----------------------------------------------------------------------------------------
  5% Rollup Death Benefit Rider Option//                                            0.30%
-----------------------------------------------------------------------------------------
  Earnings Protector Death Benefit Rider Option                                     0.30%
-----------------------------------------------------------------------------------------
  Earnings Protector and Greater of Annual Step-Up and 5% Rollup Death Benefit
   Rider Option                                                                     0.70%
-----------------------------------------------------------------------------------------
Maximum Total Separate Account Annual Expenses                                   2.65%/4/
-----------------------------------------------------------------------------------------

                    /1/ This charge is taken on each contract anniversary and
                        at the time the contract is surrendered. We will not assess this charge if your Contract Value is more than $40,000 at the time the charge is assessed.


                    /2/ The Guaranteed Income Rider, the Guaranteed Income
                        Rollover Rider, the Payment Protection Rider and the Guaranteed Minimum Withdrawal Benefit Rider Options may not be elected together or in any combination. Only one may be elected and must be elected at the time of the application. Not all riders may be available in all states or in all markets. We reserve the right to discontinue offering these rider options at any time and for any reason.



                    /3/ These charges are taken in arrears on each contract
                        anniversary and at the time the contract is surrendered.




                    /4/ The Maximum Total Separate Account Annual Expenses
                        assume that the owner elects the Earnings Protector and Greater of Annual Step-Up and 5% Rollup Death Benefit Rider Option, as well as the Guaranteed Minimum Withdrawal Benefit Rider Option. If another combination of optional benefits is elected, or if no optional benefit is elected, the total Separate Account annual expenses would be lower.

                      The following charges apply to contracts issued on or after the later of May 1, 2003 or the date on which state insurance authorities approve applicable contract modifications, but prior to April 29, 2005 or the date on which state insurance authorities approve applicable contract modifications.



Periodic Charges Other Than Portfolio Expenses
-----------------------------------------------------------------------------------------
Annual Contract Charge                                                          $30.00/1/
-----------------------------------------------------------------------------------------
Separate Account Annual Expenses
 (as a percentage of your average daily net assets in the Separate Account)
-----------------------------------------------------------------------------------------
  Mortality and Expense Risk Charge                                                 1.30%
-----------------------------------------------------------------------------------------
  Administrative Expense Charge                                                     0.15%
-----------------------------------------------------------------------------------------
Optional Benefits/2/
 (as a percentage of your average daily net assets in the Separate Account)
-----------------------------------------------------------------------------------------
  Guaranteed Minimum Withdrawal Benefit Rider Option                                0.50%
-----------------------------------------------------------------------------------------
  Guaranteed Income Rider Option                                                    0.40%
-----------------------------------------------------------------------------------------
  Payment Protection Rider Option                                                   0.40%
-----------------------------------------------------------------------------------------
Optional Benefits
 (as a percentage of your Contract Value at the time the charge is taken)/3/
-----------------------------------------------------------------------------------------
  Annual Step-Up Death Benefit Rider Option                                         0.20%
-----------------------------------------------------------------------------------------
  5% Rollup Death Benefit Rider Option/4/                                           0.30%
-----------------------------------------------------------------------------------------
  Earnings Protector Death Benefit Rider Option                                     0.30%
-----------------------------------------------------------------------------------------
  Earnings Protector and Greater of Annual Step-Up and 5% Rollup Death Benefit
   Rider Option/4/                                                                  0.70%
-----------------------------------------------------------------------------------------
Maximum Total Separate Account Annual Expenses                                   2.65%/5/
-----------------------------------------------------------------------------------------

                    /1/ This charge is taken on each contract anniversary and
                        at the time the contract is surrendered. We will not assess this charge if your Contract Value is more than $40,000 at the time the charge is assessed.


                    /2/ The Guaranteed Income Rider, the Payment Protection
                        Rider and the Guaranteed Minimum Withdrawal Benefit Rider Options may not be elected together or in any combination. Only one may be elected and must be elected at the time of the application. Not all riders may be available in all states or in all markets. We reserve the right to discontinue offering these rider options at any time and for any reason.



                    /3/ These charges are taken in arrears on each contract
                        anniversary and at the time the contract is surrendered.



                    /4/ The "5% Rollup Death Benefit Rider Option" and the
                        "Earnings Protector and Greater of Annual Step-Up and 5% Rollup Death Benefit Rider Option" are not available for contracts issued on or after September 2, 2003 as a Funding Annuity under the Annuity Cross Funding Program. The Annuity Cross Funding Program is not available to contracts issued on or after August 17, 2004.



                    /5/ The Maximum Total Separate Account Annual Expenses
                        assume that the owner elects the Earnings Protector and Greater of Annual Step-Up and 5% Rollup Death Benefit Rider Option, as well as the Guaranteed Minimum Withdrawal Benefit Rider Option. If another combination of optional benefits is elected, or if no optional benefit is elected, the total Separate Account annual expenses would be lower.

                      The next item shows the minimum and maximum total annual operating expenses charged by the Portfolios that you may pay periodically during the time that you own the contract. These are expenses that are deducted from Portfolio assets, which may include management fees, distribution and/or service (12b-1) fees, and other expenses. More detail concerning each Portfolio's fees and expenses appears in the prospectus and in the prospectus for each Portfolio.



                       Annual Portfolio Expenses/1/              Minimum Maximum
                       ---------------------------------------------------------
                       Total Annual Portfolio Operating Expenses
                        (before fee waivers or reimbursements)       %       %
                       ---------------------------------------------------------


                    /1/ Expenses are shown as a percentage of Portfolio average daily net assets as of December 31, 2004. The range of expenses above does not show the effect of any fee waiver or expense reimbursement arrangements. The advisers and/or other service providers of certain Portfolios have agreed to waive their fees and/or reimburse the Portfolios' expenses in order to keep the Portfolios' expenses below specified limits. In some cases, these expense limitations are contractual. In other cases, these expense limitations are voluntary and may be terminated at any time. The minimum and maximum Total Annual Portfolio Operating Expenses for all the Portfolios after all fee waivers and expense
                        reimbursements are   % and   %, respectively. Please
                        see the prospectus for each Portfolio for information regarding the expenses for each Portfolio, including fee reduction and/or expense reimbursement arrangements, if applicable.



                      [Audited portfolio expenses as of December 31, 2004 will be added pursuant to a subsequent post-effective amendment to the registration statement.]



EXAMPLES For contracts issued on or after the later of April 29, 2005 or the date on which state insurance authorities approve applicable contract modifications, the following Examples apply:



                      These Examples are intended to help you compare the costs of investing in the contract with the cost of investing in other variable annuity contracts. These costs include contract owner transaction expenses, contract and optional rider charges, Separate Account annual expenses and Portfolio fees and expenses.



                      The Examples show the dollar amount of expenses you would bear directly or indirectly if you:



                         . invested $10,000 in the contract for the time
                           periods indicated;



                         . earned a 5% annual return on your investment;



                         . elected the Earnings Protector and Greater of Annual
                           Step-Up and 5% Rollup Death Benefit Rider Option;



                         . elected the Guaranteed Minimum Withdrawal Benefit
                           Rider Option or the Guaranteed Income Rider Option and

                         . surrendered your contract at the end of the stated
                           period.



                      Each Example assumes that the maximum fees and expenses of any of the Portfolios are charged. Your actual expenses may be higher or lower than those shown below. The Example does not include any taxes or tax penalties that may be assessed upon surrender of the contract.



                                                 1 Year 3 Years 5 Years 10 Years
                                                 ------ ------- ------- --------
                     Costs Based on Maximum
                       Annual Portfolio Expenses   $       $       $       $



                      The next Example uses the same assumptions as the prior Example, except that it assumes you decide to annuitize your contract or that you decide not to surrender your contract at the end of the stated time period.



                                                 1 Year 3 Years 5 Years 10 Years
                                                 ------ ------- ------- --------
                     Costs Based on Maximum
                       Annual Portfolio Expenses   $       $       $       $



                      Please remember that you are looking at Examples and not a representation of past or future expenses. Your rate of return may be higher or lower than 5%, which is not guaranteed. The Examples do not assume that any Portfolio expense waivers or fee reimbursement arrangements are in effect for the periods presented. The above Examples assume:



                         . Separate Account charges of 1.45% (deducted daily at
                           an effective annual rate of the assets in the Separate Account);



                         . an annual contract charge of $30 (assumed to be
                           equivalent to 0.1% of the Contract Value);



                         . a charge of 0.50% for the Guaranteed Minimum
                           Withdrawal Benefit Rider Option or the Guaranteed Income Rider Option (deducted daily at an effective annual rate of the assets in the Separate Account); and



                         . a charge of 0.70% for the Earnings Protector and
                           Greater of Annual Step-Up and 5% Rollup Death Benefit Rider Option (an annual rate as a percentage of the Contract Value).



                      If the rider options are not elected, the expense figures shown above would be lower.

                      For contracts issued on or after the later of May 1, 2003 or the date on which state insurance authorities approve applicable contract modifications, but prior to April 29, 2005 or prior to the date on which state insurance authorities approve applicable contract modifications, the following Examples apply:


                      These Examples are intended to help you compare the costs of investing in the contract with the cost of investing in other variable annuity contracts. These costs include contract owner transaction expenses, contract and optional rider charges, Separate Account annual expenses and Portfolio fees and expenses.

                      The Examples show the dollar amount of expenses you would bear directly or indirectly if you:

                         . invested $10,000 in the contract for the time
                           periods indicated;

                         . earned a 5% annual return on your investment;

                         . elected the Earnings Protector and Greater of Annual
                           Step-Up and 5% Rollup Death Benefit Rider Option;

                         . elected the Guaranteed Minimum Withdrawal Benefit
                           Rider Option; and

                         . surrendered your contract at the end of the stated
                           period.

                      Each Example assumes that the maximum fees and expenses of any of the Portfolios are charged. Your actual expenses may be higher or lower than those shown below. The Example does not include any taxes or tax penalties that may be assessed upon surrender of the contract.


                                                 1 Year 3 Years 5 Years 10 Years
                                                 ------ ------- ------- --------
                     Costs Based on Maximum
                       Annual Portfolio Expenses   $       $       $       $


                      The next Example uses the same assumptions as the prior Example, except that it assumes you decide to annuitize your contract or that you decide not to surrender your contract at the end of the stated time period.


                                                 1 Year 3 Years 5 Years 10 Years
                                                 ------ ------- ------- --------
                     Costs Based on Maximum
                       Annual Portfolio Expenses   $       $       $       $


                      Please remember that you are looking at Examples and not a representation of past or future expenses. Your rate of return may be higher or lower than 5%, which is not guaranteed. The Examples do not assume that any Portfolio expense waivers or fee reimbursement arrangements are in effect for the periods presented. The above Examples assume:

                         . Separate Account Annual Expenses of 1.45% (deducted
                           daily at an effective annual rate of the assets in the Separate Account);

                         . an annual contract charge of $30 (assumed to be
                           equivalent to 0.1% of the Contract Value);

                         . a charge of 0.50% for the Guaranteed Minimum
                           Withdrawal Benefit Rider Option (deducted daily at an effective annual rate of the assets in the Separate Account); and

                         . a charge of 0.70% for the Earnings Protector and
                           Greater of Annual Step-Up and 5% Rollup Death Benefit Rider Option (an annual rate as a percentage of the Contract Value).

                      If the Earnings Protector and Greater of Annual Step-Up and 5% Rollup Death Benefit Rider Option as well as the Guaranteed Minimum Withdrawal Benefit Rider Option are not elected, the expense figures shown above would be lower.

Synopsis

                      What type of contract am I buying? The contract is an individual flexible premium variable deferred annuity contract. We may issue it as a contract qualified ("Qualified Contract") under the Code, or as a contract that is not qualified under the Code ("Non-Qualified Contract"). This prospectus only provides disclosure about the contract. Certain features described in this prospectus may vary from your contract. See "The Contract" provision in this prospectus.


                      How does the contract work? Once we approve your application, we will issue a contract to you. During the accumulation period you can use your purchase payments to buy Accumulation Units in the Separate Account or interests in the Guarantee Account. Should you decide to receive income payments (annuitize the contract or a portion thereof), we will convert all or a portion of the contract being annuitized from Accumulation Units to Annuity Units. You can choose fixed or variable income payments, unless you are taking annuity payments from the GIS Subaccount(s) pursuant to the election of the Guaranteed Income Rider Option or the Guaranteed Income Rollover Rider Option or you are taking annuity payments from a Payment Protection Plan pursuant to the election of the Payment Protection Rider Option. All income payments made from the GIS Subaccount(s) will be made in accordance with the terms of the Guaranteed Income Rider or the Guaranteed Income Rollover Rider Option. All income payments made from a Payment Protection Plan will be made in accordance with the terms of the Payment Protection Rider. If you choose variable income payments, we will base each periodic income payment upon the number of Annuity Units to which you became entitled at the time you decided to annuitize and on the value of each unit on that Valuation Day. See "The Contract", the "Income Payments -- Guaranteed Income Rider Option," the "Income Payments -- Guaranteed Income Rollover Rider Option," and the "Income Payments -- Payment Protection Rider Option" provisions in this prospectus. If only a portion of the contract is being annuitized, monthly income payments will be taxed as partial withdrawals, rather than annuity payments. See the "Tax Treatment of Guaranteed Income Rider," "Tax Treatment of Guaranteed Income Rollover Rider" and "Tax Treatment of Payment Protection Rider" provisions of this prospectus.


                      What is the Separate Account? The Separate Account is a segregated asset account established under Virginia insurance law, and registered with the SEC as a unit investment trust. We allocate the assets of the Separate Account to one or more Subaccounts in accordance with your instructions. We do not charge the assets in the Separate Account with liabilities arising out of any other business we may conduct. Amounts you allocate to the Separate Account will reflect the investment performance of the Portfolios you select. You bear the risk of investment gain or loss with respect to amounts allocated to the Separate Account. See "The Separate Account" provision in this prospectus.

                      What are my variable investment choices? Through its Subaccounts, the Separate Account uses your purchase payments to purchase shares, at your direction, in one or more of the Portfolios. In turn, each Portfolio holds securities consistent with its own particular investment objective. See "The Separate Account" provision in this prospectus.

                      What is the Guarantee Account? We offer fixed investment choices through our Guarantee Account. The Guarantee Account is part of our General Account and pays interest at declared rates we guarantee for selected periods of time. We also guarantee the principal, after any deductions of applicable contract charges. Since the Guarantee Account is part of the General Account, we assume the risk of investment gain or loss on amounts allocated to it.

                      The Guarantee Account is not part of and does not depend on the investment performance of the Separate Account. You may transfer assets between the Guarantee Account and the Separate Account subject to certain restrictions. The Guarantee Account may not be available in all states or all markets. See the "Transfers" and "The Guarantee Account" provisions in this prospectus.

                      What charges are associated with this contract? Should you take a partial withdrawal or totally surrender your contract before your purchase payments have been in your contract for seven years, we will assess a surrender charge ranging from 0% to 6%, depending upon how many full years those payments have been in the contract. We do not assess a surrender charge on any amounts withdrawn that represent gain. You may also partially withdraw up to the greater of 10% of purchase payments or any amount withdrawn to meet minimum distribution requirements under the Code each contract year without being assessed a surrender charge. We will deduct amounts surrendered first from any gain in the contract and then from purchase payments made. We may also waive the surrender charge in certain circumstances. See the "Surrender Charge" provision in this prospectus.

                      We assess annual charges in the aggregate at an effective annual rate of 1.45% against the daily net asset value of the Separate Account. These charges consist of an administrative expense charge of 0.15% and a mortality and expense risk charge of 1.30%. There is also a $30 annual contract charge which we waive if the Contract Value is more than $40,000 at the time the charge is assessed. We also charge for the optional riders. For a complete discussion of the charges associated with the contract, see the "Charges and Other Deductions" provision in this prospectus.

                      If your state assesses a premium tax with respect to your contract, then at the time we incur the tax (or at such other time as we may choose), we will deduct those amounts from purchase payments or the Contract Value, as applicable. See the "Charges and Other Deductions" and the "Deductions for Premium Taxes" provisions in this prospectus.

                      There are also expenses associated with the Portfolios. These include management fees and other expenses associated with the daily operation of each Portfolio as well as 12b-1 fees or service share fees, if applicable. See the "Fee Tables" section in this prospectus. These expenses are more fully described in the prospectus for each Portfolio.

                      We pay compensation to broker-dealers who sell the contracts. For a discussion of this compensation, see the "Distribution of the Contracts" provision in this prospectus.

                      We also offer other variable annuity contracts through the Separate Account which also invest in the same Portfolios (or many of the same) of the Funds offered under the contract. These contracts have different charges that could affect the value of the Subaccounts and may offer different benefits more suitable to your needs. To obtain more information about these contracts, including a prospectus, contact your registered representative or call (800) 352-9910.

                      How much must I pay and how often? Subject to certain minimum and maximum payments, the amount and frequency of purchase payments are flexible. See "The
                      Contract -- Purchase Payments" provision in this prospectus.


                      How will my income payments be calculated? We will pay you a monthly income beginning on the Annuity Commencement Date (or the earlier of the Income Start Date and the Annuity Commencement Date if the Guaranteed Income Rider, Guaranteed Income Rollover Rider, or Payment Protection Rider is elected at the time of application) provided any Annuitant is still living on that date. You may also decide to take income payments under one of the optional payment plans. We will base your initial payment on the Contract Value and other factors. See the "Income Payments" provision in this prospectus.


                      What happens if I die before the Annuity Commencement Date? Before the Annuity Commencement Date, if an owner, joint owner or Annuitant dies while the contract is in force, we will treat the designated beneficiary as the sole owner of the contract, subject to certain distribution rules. We may pay a death benefit to the designated beneficiary. See the "Death of Owner and/or Annuitant" provision in this prospectus.

                      May I transfer assets among Subaccounts and to and from the Guarantee Account? Yes, however there are limitations imposed by your contract on both the number of transfers that may be made per calendar year, as well as limitations on allocations. Riders elected by the contract owner may impose additional limitations on transfer rights. The minimum transfer amount is currently $100 or the entire balance in the Subaccount if the transfer will leave a balance of less than $100. Transfers among the Subaccounts, as well as to and from the Guarantee Account may be subject to certain restrictions. See the "Transfers," "Income Payments --Transfers After the Annuity Commencement Date," "Income Payments -- Guaranteed Income Rider Option," "Income Payments -- Guaranteed Income Rollover Rider Option," and "The Guarantee Account" provisions in this prospectus. In addition, if you elect the Payment Protection Rider Option or the Guaranteed Minimum Withdrawal Benefit Rider Option, the benefits you receive under those riders may be reduced if, after a transfer, your assets are not allocated in accordance with the Investment Strategy as outlined in your rider. See the "Surrenders and Partial Withdrawals -- Guaranteed Minimum Withdrawal Benefit Rider Option," and "Income
                      Payments -- Payment Protection Rider Option" provisions of this prospectus.


                      May I surrender the contract or take partial withdrawals? Yes, subject to contract requirements and restrictions imposed under certain retirement plans.


                      If you surrender the contract or take a partial withdrawal, we may assess a surrender charge as discussed above. In addition, you may be subject to income tax and, if you are younger than age 59 1/2 at the time of the surrender or partial withdrawal, a 10% IRS penalty tax. A surrender or a partial withdrawal may also be subject to tax withholding. See the "Federal Tax Matters" provision in this prospectus. A partial withdrawal may reduce the death benefit by the proportion that the partial withdrawal (including any applicable surrender charge and premium tax) reduces your Contract Value. See the "Death of Owner and/or Annuitant" provision for more information. In addition, if you elect the Guaranteed Income Rider or the Guaranteed Income Rollover Rider and you take a withdrawal from the GIS Subaccount(s), you will lose your right to make any additional scheduled transfers to that segment and your guaranteed income floor will be adjusted to reflect the withdrawal made. See the "Income Payments --Guaranteed Income Rider Option" and the "Income Payments -- Guaranteed Income Rollover Rider Option" provisions in this prospectus. If you elect the Guaranteed Minimum Withdrawal Benefit Rider or the Payment Protection Rider, partial withdrawals may affect the benefit you receive under that rider. See the "Surrenders and Partial Withdrawals -- Guaranteed Minimum Withdrawal Benefit Rider Option," and the "Income Payments -- Payment Protection Rider Option" provisions of this prospectus.


                      Do I get a free look at this contract? Yes, you have the right to return the contract to us at our Home Office at the address listed on page 1 of this prospectus, and have us cancel the contract within a certain number of days (usually 10 days from the date you receive the contract, but some states require different periods).

                      If you exercise this right, we will cancel the contract as of the Valuation Day we receive your request and send you a refund equal to your Contract Value plus any charges we have deducted from purchase payments prior to their allocation to the Separate

                      Account (and excluding any charges the Portfolios may have deducted) on or before the Valuation Day we received the returned contract. Or, if required by the law of your state, we will refund your purchase payments (less any withdrawals previously taken). See the "Return Privilege" provision in this prospectus for more information.


                      When are my allocations effective when purchasing this contract? Within two business days after we have received all of the information necessary to process your purchase order, we will allocate your initial purchase payment directly to the Guarantee Account and/or the Subaccounts that correspond to the Portfolios you choose. For contract owners that have elected the Payment Protection Rider or the Guaranteed Minimum Withdrawal Benefit Rider, all purchase payments must be allocated in accordance with the Investment Strategy as outlined in each rider in order to receive the full benefit provided by the rider. For contract owners that have elected the Guaranteed Income Rider or the Guaranteed Income Rollover Rider, purchase payments may not be allocated directly to the GIS Subaccount(s), but must be made pursuant to scheduled transfers from all other Subaccounts in which you have allocated assets. Any remaining transfers will come from the Guarantee Account. See "The
                      Contract -- Allocation of Purchase Payments," the "Surrenders and Partial Withdrawals -- Guaranteed Minimum Withdrawal Benefit Rider Option," the "Income
                      Payments -- Guaranteed Income Rider Option," the "Income Payments -- Guaranteed Income Rollover Rider Option," and the "Income Payments -- Payment Protection Rider Option" provisions in this prospectus.

Condensed Financial Information


                      The value of an Accumulation Unit is determined on the basis of changes in the per share value of the Portfolios and the assessment of Separate Account charges which may vary from contract to contract. Please refer to the Statement of Additional Information for more information on the calculation of Accumulation Unit values.


                      Please see Appendix B for this information.


Investment Results

                      At times, the Separate Account may compare its investment results to various unmanaged indices or other variable annuities in reports to beneficial shareholders, sales literature, and advertisements. We will calculate the results on a total return basis for various periods, with annual contract charges and with or without surrender charges. Results calculated without surrender charges will be higher.


                      Total returns assume an initial investment of $1,000 and includes the reinvestment of all distributions of the Portfolios, the Portfolios' charges and expenses (including any 12b-1 or service share fees), and the charges associated with the contract, including the mortality and expense risk charge, the administrative expense charge, the annual contract charge, the charge for the Earnings Protector and Greater of Annual Step-Up and 5% Rollup Death Benefit Rider Option, and the charge for the Guaranteed Minimum Withdrawal Benefit Rider Option or the Guaranteed Income Rider Option. Premium taxes are not reflected in any of the calculations, but may apply. See the Statement of Additional Information for more information.


Financial Statements


                      The consolidated financial statements for the Company and its subsidiary and the financial statements of the Separate Account are located in the Statement of Additional Information. If you would like a free copy of the Statement of Additional Information, call (800) 352-9910 or write to our Home Office at the address listed on page 1 of this prospectus. In addition, the Statement of Additional Information is available on the SEC's website at http://www.sec.gov.

The Company

                      We are a stock life insurance company operating under a charter granted by the Commonwealth of Virginia on March 21, 1871. We principally offer life insurance policies and annuity contracts. We do business in 49 states and the District of Columbia. Our principal offices are at 6610 West Broad Street, Richmond, Virginia 23230. We are obligated to pay all amounts promised under the contract.


                      Capital Brokerage Corporation serves as principal underwriter for the contracts and is a broker/dealer registered with the SEC. GNA Corporation directly owns the stock of Capital Brokerage Corporation. Genworth Financial Inc. directly owns GNA Corporation. Genworth Financial Inc. is indirectly owned by General Electric Company. The GE Investments Funds, Inc. are also indirectly owned by the General Electric Company and, therefore, the Company, Capital Brokerage Corporation and the GE Investments Funds, Inc. are affiliated companies.


                      We are a charter member of the Insurance Marketplace Standards Association ("IMSA"). We may use the IMSA membership logo and language in our advertisements, as outlined in IMSA's Marketing and Graphics Guidelines. Companies that belong to IMSA subscribe to a set of ethical standards covering the various aspects of sales and service for individually sold life insurance and annuities.

The Separate Account

                      We established the Separate Account as a separate investment account on August 19, 1987. The Separate Account may invest in mutual funds, unit investment trusts, managed separate accounts, and other portfolios. We use the Separate Account to support the contract as well as for other purposes permitted by law.

                      Currently, there are multiple Subaccounts of the Separate Account available under the contract. Each Subaccount invests exclusively in shares representing an interest in a separate corresponding Portfolio of the Funds.

                      The assets of the Separate Account belong to us. Nonetheless, we do not charge the assets in the Separate Account attributable to the contracts with liabilities arising out of any other business which we may conduct. The assets of the Separate Account will, however, be available to cover the liabilities of our General Account to the extent that the assets of the Separate Account exceed its liabilities arising under the contracts supported by it. Income and both realized and unrealized gains or losses from the assets of the Separate Account are credited to or charged against the Separate Account without regard to the income, gains, or losses arising out of any other business we may conduct.

                      We registered the Separate Account with the SEC as a unit investment trust under the Investment Company Act of 1940 ("1940 Act"). The Separate Account meets the definition of a separate account under the Federal securities laws. Registration with the SEC does not involve supervision of the management or investment practices or policies of the Separate Account by the SEC. You assume the full investment risk for all amounts you allocate to the Separate Account.


THE PORTFOLIOS        There is a separate Subaccount which corresponds to each
                      Portfolio of a Fund offered in this contract. You select the Subaccounts to which you allocate purchase payments.
                      However, if you elect the Payment Protection Rider or the Guaranteed Minimum Withdrawal Benefit Rider, the benefits you receive under that rider may be reduced if your assets are not allocated in accordance with the Investment Strategy outlined in each rider. You currently may change your allocation without penalty or charges, however, certain benefits provided by rider may be reduced if allocations are not made in accordance with the prescribed Investment Strategy.


                      Each Fund is registered with the SEC as an open-end management investment company under the 1940 Act. The assets of each Portfolio are separate from other portfolios of a Fund and each Portfolio has separate investment objectives and policies. As a result, each Portfolio operates as a separate Portfolio and the investment performance of one Portfolio has no effect on the investment performance of any other Portfolio.

                      Before choosing a Subaccount to allocate your purchase payments and assets, carefully read the prospectus for each Portfolio, along with this prospectus. We summarize the investment objectives of each Portfolio below. There is no assurance that any Portfolio will meet its objective. We do not guarantee any minimum value for the amounts allocated to the Separate Account. You bear the investment risk of investing in the Subaccounts.

                      The investment objectives and policies of certain Portfolios are similar to the investment objectives and policies of other portfolios that may be managed by the same investment adviser or manager. The investment results of the Portfolios, however, may be higher or lower than the results of such other portfolios. There can be no assurance, and no representation is made, that the investment results of any of the Portfolios will be comparable to the investment results of any other portfolio, even if the other portfolio has the same investment adviser or manager, or if the other portfolio has a similar name.

VOTING RIGHTS         As required by law, we will vote the shares of the
                      Portfolios held in the Separate Account at special shareholder meetings based on instructions from you.
                      However, if the law changes and we are permitted to vote in our own right, we may elect to do so.

                      Whenever a Fund calls a shareholder meeting, owners with voting interests in a Portfolio will be notified of issues requiring the shareholders' vote as soon as possible before the shareholder meeting. Each person having a voting interest in the Portfolio will receive proxy voting materials, reports, other materials, and a form with which to give us voting instructions.

                      We will determine the number of votes which you have the right to cast by applying your percentage interest in a Subaccount to the total number of votes attributable to the Subaccount. In determining the number of votes, we will recognize fractional shares.

                      We will vote Portfolio shares for which no instructions are received (or instructions are not received timely) in the same proportion to those that are received. We will apply voting instructions to abstain on any item to be voted on a pro-rata basis to reduce the number of votes eligible to be cast.


SUBACCOUNTS           You may allocate purchase payments in up to 10
                      Subaccounts of the Portfolios listed below in addition to the Guarantee Account at any one time. For contract owners that have elected the Guaranteed Income Rider or the Guaranteed Income Rollover Rider, you may not allocate purchase payments directly to the GIS
                      Subaccount(s). Such allocations must be made pursuant to scheduled transfers from all other Subaccounts in which you have allocated assets. Any remaining transfers will come from the Guarantee Account. If you elect the Payment Protection Rider or the Guaranteed
                      Minimum Withdrawal Benefit Rider, the benefits you receive under the rider may be reduced if your assets are not allocated in accordance with the Investment Strategy outlined in each rider. See the "Surrenders and Partial
                      Withdrawals -- Guaranteed Minimum Withdrawal Benefit
                      Rider Option" and "Income Payments -- Payment Protection
                      Rider Option" provisions of this prospectus.


                                                                                                Adviser (and Sub-Adviser(s),
                   Subaccount Investing In                     Investment Objective                    as applicable)
                   ---------------------------------------------------------------------------------------------------------
AIM VARIABLE       AIM V.I. Aggressive Growth       Seeks long-term growth of capital.          A I M Advisors, Inc.
INSURANCE FUNDS    Fund -- Series I shares
                   ---------------------------------------------------------------------------------------------------------
                   AIM V.I. Basic Value Fund --     Seeks long-term growth of capital.          A I M Advisors, Inc.
                   Series II shares
                   ---------------------------------------------------------------------------------------------------------
                   AIM V.I. Blue Chip Fund --       Seeks long-term growth of capital.          A I M Advisors, Inc.
                   Series I shares                  Current income is a secondary
                                                    objective.
                   ---------------------------------------------------------------------------------------------------------
                   AIM V.I. Capital Appreciation    Seeks growth of capital.                    A I M Advisors, Inc.
                   Fund -- Series I shares
                   ---------------------------------------------------------------------------------------------------------
                   AIM V.I. International Growth    Seeks to provide long-term growth of        A I M Advisors, Inc.
                   Fund -- Series II shares         capital.
                   ---------------------------------------------------------------------------------------------------------
                   AIM V.I. Premier Equity Fund --  Seeks to achieve long-term growth of        A I M Advisors, Inc.
                   Series I shares                  capital. Income is a secondary
                                                    objective.
                   ---------------------------------------------------------------------------------------------------------
                   AIM V.I. Real Estate Fund --     Seeks to achieve high total return.         A I M Advisors, Inc.
                   Series II Shares                                                             (subadvised by INVESCO
                                                                                                Institutional (N.A.), Inc.)
                   ---------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN  AllianceBernstein Growth and     Seeks reasonable current income and         Alliance Capital
VARIABLE PRODUCTS  Income Portfolio -- Class B      reasonable opportunity for appreciation     Management, L.P.
SERIES FUND, INC.                                   through investments primarily in
                                                    dividend-paying common stocks of good
                                                    quality.
                   ---------------------------------------------------------------------------------------------------------
                   AllianceBernstein International  Seeks long-term growth of capital.          Alliance Capital
                   Value Portfolio -- Class B                                                   Management, L.P.
                   ---------------------------------------------------------------------------------------------------------
                   AllianceBernstein Premier        Seeks growth of capital by pursuing         Alliance Capital
                   Growth Portfolio -- Class B      aggressive investment policies.             Management, L.P.
                   ---------------------------------------------------------------------------------------------------------
                   AllianceBernstein Technology     Seeks growth of capital. Current income     Alliance Capital
                   Portfolio -- Class B             is incidental to the portfolio's objective. Management, L.P.
                   ---------------------------------------------------------------------------------------------------------
AMERICAN CENTURY   VP Income & Growth Fund --       Seeks capital growth. Income is a           American Century Investment
VARIABLE PRODUCTS, Class I                          secondary objective.                        Management, Inc.
INC.               ---------------------------------------------------------------------------------------------------------
                   VP International Fund -- Class I Seeks capital growth.                       American Century Investment
                                                                                                Management, Inc.
                   ---------------------------------------------------------------------------------------------------------
                   VP Ultra Fund -- Class I         Seeks long-term capital growth.             American Century Investment
                                                                                                Management, Inc.
                   ---------------------------------------------------------------------------------------------------------
                   VP Value Fund -- Class I         Seeks long-term capital growth. Income      American Century Investment
                                                    is a secondary objective.                   Management, Inc.
                   ---------------------------------------------------------------------------------------------------------

                                                                                                Adviser (and Sub-Adviser(s),
                     Subaccount Investing In                     Investment Objective                  as applicable)
                     -------------------------------------------------------------------------------------------------------
AMERICAN CENTURY     VP Inflation Protection Fund --   Pursues long-term total return using a   American Century Investment
VARIABLE PORTFOLIOS   Class II                         strategy that seeks to protect against   Management, Inc.
II, INC.                                               U.S. inflation.
                     -------------------------------------------------------------------------------------------------------
DREYFUS              Dreyfus Investment Portfolios     Seeks investment returns that are        The Dreyfus Corporation
                     MidCap Stock Portfolio -- Initial greater than the total return
                     Shares                            performance of publicly traded common
                                                       stocks of medium-size domestic
                                                       companies in the aggregate as
                                                       represented by the Standard & Poor's
                                                       400 MidCap Index.
                     -------------------------------------------------------------------------------------------------------
                     Dreyfus Variable Investment       Seeks as high a level of current income  The Dreyfus Corporation
                     Fund -- Money Market Portfolio    as is consistent with the preservation
                                                       of capital./1/
                     -------------------------------------------------------------------------------------------------------
                     The Dreyfus Socially Responsible  Seeks to provide capital growth. Current The Dreyfus Corporation
                     Growth Fund, Inc. -- Initial      income is a secondary objective.
                     Shares
                     -------------------------------------------------------------------------------------------------------
EATON VANCE VARIABLE VT Floating-Rate Income Fund      Seeks high current income.               Eaton Vance Management
TRUST
                     -------------------------------------------------------------------------------------------------------
                     VT Income Fund of Boston          Seeks as much current income as          Eaton Vance Management
                                                       possible. The fund primarily invests in
                                                       high yield, high risk corporate bonds,
                                                       commonly referred to as "junk bonds."
                                                       The fund also seeks reasonable
                                                       preservation of capital to the extent
                                                       attainable from such investments, and
                                                       growth of income and capital as
                                                       secondary objectives.
                     -------------------------------------------------------------------------------------------------------
                     VT Worldwide Health Sciences      Seeks long-term capital growth by        OrbiMed Advisors, LLC
                     Fund                              investing in a worldwide and diversified
                                                       portfolio of health sciences companies.
                     -------------------------------------------------------------------------------------------------------
EVERGREEN VARIABLE   Evergreen VA Omega Fund --        Seeks long term capital growth.          Evergreen Investment
ANNUITY TRUST        Class 2                                                                    Management Company, LLC
                     -------------------------------------------------------------------------------------------------------
FEDERATED INSURANCE  Federated High Income Bond        Seeks high current income by investing   Federated Investment
SERIES               Fund II -- Service Class          in lower-rated corporate debt            Management Company
                                                       obligations, commonly referred to as
                                                       "junk bonds."
                     -------------------------------------------------------------------------------------------------------
                     Federated Kaufmann Fund II --     Seeks capital appreciation.              Federated Equity
                     Service Shares                                                             Management Company of
                                                                                                Pennsylvania (subadvised by
                                                                                                Federated Global Investment
                                                                                                Management Corp.)
                     -------------------------------------------------------------------------------------------------------

                    /1/ An investment in the portfolio is not insured or
                        guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the portfolio seeks to preserve the value of your investment at $1.00 per share it is possible to lose money by investing in this portfolio.

                                                                                             Adviser (and Sub-Adviser(s),
                   Subaccount Investing In                    Investment Objective                  as applicable)
                   ------------------------------------------------------------------------------------------------------
FIDELITY VARIABLE  VIP Asset Manager Portfolios --  Seeks to obtain high total return with   Fidelity Management &
INSURANCE PRODUCTS Service Class 2                  reduced risk over the long-term by       Research Company
FUND                                                allocating its assets among stocks,      (subadvised by Fidelity
                                                    bonds, and short-term instruments.       Management & Research
                                                                                             (U.K.) Inc. (FMR U.K.),
                                                                                             Fidelity Management &
                                                                                             Research (Far East) Inc.
                                                                                             (FMR Far East) and Fidelity
                                                                                             Investments Japan Limited
                                                                                             (FIJ); Fidelity Investments
                                                                                             Money Management Inc.
                                                                                             (FIMM), FMR Co., Inc.
                                                                                             (FMRC))
                   ------------------------------------------------------------------------------------------------------
                   VIP Contrafund(R) Portfolio --   Seeks long-term capital appreciation.    Fidelity Management &
                   Service Class 2                                                           Research Company
                                                                                             (subadvised by Fidelity
                                                                                             Management & Research
                                                                                             (U.K.) Inc. (FMR U.K.),
                                                                                             Fidelity Management &
                                                                                             Research (Far East) Inc.
                                                                                             (FMR Far East) and Fidelity
                                                                                             Investments Japan Limited
                                                                                             (FIJ), FMR Co., Inc. (FMRC))
                   ------------------------------------------------------------------------------------------------------
                   VIP Dynamic Capital Appreciation Seeks capital appreciation.              Fidelity Management &
                   Portfolio -- Service Class 2                                              Research Company
                                                                                             (subadvised by Fidelity
                                                                                             Management & Research
                                                                                             (U.K.) Inc. (FMR U.K.),
                                                                                             Fidelity Management &
                                                                                             Research (Far East) Inc.
                                                                                             (FMR Far East) and Fidelity
                                                                                             Investments Japan Limited
                                                                                             (FIJ), FMR Co., Inc. (FMRC))
                   ------------------------------------------------------------------------------------------------------
                   VIP Equity-Income Portfolio --   Seeks reasonable income. The Portfolio   Fidelity Management &
                   Service Class 2                  will also consider the potential for     Research Company
                                                    capital appreciation. The portfolio's    (subadvised by FMR Co., Inc.
                                                    goal is to achieve a yield which exceeds (FMRC))
                                                    the composite yield on the securities
                                                    comprising the Standard & Poor's
                                                    500/SM/ Index (S&P 500(R)).
                   ------------------------------------------------------------------------------------------------------
                   VIP Growth Portfolio --          Seeks to achieve capital appreciation.   Fidelity Management &
                   Service Class 2                                                           Research Company
                                                                                             (subadvised by FMR Co., Inc.
                                                                                             (FMRC))
                   ------------------------------------------------------------------------------------------------------

                                                                                               Adviser (and Sub-Adviser(s),
                   Subaccount Investing In                     Investment Objective                   as applicable)
                   --------------------------------------------------------------------------------------------------------
                   VIP Growth & Income Portfolio --  Seeks high total return through a         Fidelity Management &
                   Service Class 2                   combination of current income and         Research Company
                                                     capital appreciation.                     (subadvised by Fidelity
                                                                                               Management & Research
                                                                                               (U.K.) Inc. (FMR U.K.),
                                                                                               Fidelity Management &
                                                                                               Research (Far East) Inc.
                                                                                               (FMR Far East) and Fidelity
                                                                                               Investments Japan Limited
                                                                                               (FIJ); FMR Co., Inc. (FMRC))
                   --------------------------------------------------------------------------------------------------------
                   VIP Mid Cap Portfolio --          Seeks long-term growth of capital.        Fidelity Management &
                   Service Class 2                                                             Research Company
                                                                                               (subadvised by Fidelity
                                                                                               Management & Research
                                                                                               (U.K.), Inc. (FMR U.K.) and
                                                                                               Fidelity Management &
                                                                                               Research Far East Inc. (FMR
                                                                                               Far East))
                   --------------------------------------------------------------------------------------------------------
                   VIP Value Strategies Portfolio -- Seeks capital appreciation.               Fidelity Management &
                   Service Class 2                                                             Research Company;
                                                                                               (subadvised by FMR Co., Inc.
                                                                                               (FMRC))
                   --------------------------------------------------------------------------------------------------------
FRANKLIN TEMPLETON Franklin Large Cap Growth         Seeks capital appreciation.               Franklin Advisers, Inc.
VARIABLE INSURANCE Securities Fund -- Class 2 Shares
PRODUCTS TRUST     --------------------------------------------------------------------------------------------------------
                   Mutual Shares Securities Fund --  Seeks capital appreciation. Income is a   Franklin Mutual Advisors,
                   Class 2 Shares                    secondary goal.                           LLC
                   --------------------------------------------------------------------------------------------------------
                   Templeton Foreign Securities      Seeks long-term capital growth.           Templeton Investment
                   Fund -- Class 2 Shares                                                      Counsel, LLC (subadvised
                                                                                               by Franklin Advisers, Inc.)
                   --------------------------------------------------------------------------------------------------------
                   Templeton Global Asset Allocation Seeks high total return.                  Templeton Investment
                   Fund -- Class 2 Shares                                                      Counsel, LLC (subadvised
                                                                                               by Franklin Advisers, Inc.)
                   --------------------------------------------------------------------------------------------------------
GE INVESTMENTS     Income Fund                       Seeks maximum income consistent           GE Asset Management
FUNDS, INC.                                          with prudent investment management        Incorporated
                                                     and the preservation of capital.
                   --------------------------------------------------------------------------------------------------------
                   Mid-Cap Equity Fund (formerly,    Seeks long-term growth of capital and     GE Asset Management
                   Mid-Cap Value Equity Fund)        future income.                            Incorporated
                   --------------------------------------------------------------------------------------------------------
                   Money Market Fund                 Seeks a high level of current income      GE Asset Management
                                                     consistent with the preservation of       Incorporated
                                                     capital and the maintenance of liquidity.
                   --------------------------------------------------------------------------------------------------------
                   Premier Growth Equity Fund        Seeks long-term growth of capital and     GE Asset Management
                                                     future income rather than current         Incorporated
                                                     income.
                   --------------------------------------------------------------------------------------------------------
                   Real Estate Securities Fund       Seeks maximum total return through        GE Asset Management
                                                     current income and capital                Incorporated (subadvised by
                                                     appreciation.                             Seneca Capital
                                                                                               Management)
                   --------------------------------------------------------------------------------------------------------

                                                                                                  Adviser (and Sub-Adviser(s),
                       Subaccount Investing In                     Investment Objective                  as applicable)
                       -------------------------------------------------------------------------------------------------------
                       S&P 500(R) Index Fund/1/           Seeks growth of capital and             GE Asset Management
                                                          accumulation of income that             Incorporated
                                                          corresponds to the investment return of
                                                          Standard & Poor's 500 Composite
                                                          Stock Index.
                       -------------------------------------------------------------------------------------------------------
                       Small-Cap Value Equity Fund        Seeks long-term growth of capital.      GE Asset Management
                                                                                                  Incorporated (subadvised by
                                                                                                  Palisade Capital
                                                                                                  Management, L.L.C.)
                       -------------------------------------------------------------------------------------------------------
                       Total Return Fund                  Seeks the highest total return          GE Asset Management
                                                          composed of current income and          Incorporated
                                                          capital appreciation, as is consistent
                                                          with prudent investment risk.
                       -------------------------------------------------------------------------------------------------------
                       U.S. Equity Fund                   Seeks long-term growth of capital.      GE Asset Management
                                                                                                  Incorporated
                       -------------------------------------------------------------------------------------------------------
                       Value Equity Fund                  Seeks long-term growth of capital and   GE Asset Management
                                                          future income.                          Incorporated
                       -------------------------------------------------------------------------------------------------------
GOLDMAN SACHS VARIABLE Goldman Sachs Mid Cap Value        Seeks long-term capital appreciation.   Goldman Sachs Asset
INSURANCE TRUST        Fund                                                                       Management, L.P.
                       -------------------------------------------------------------------------------------------------------
GREENWICH STREET       Salomon Brothers Variable          Seeks capital appreciation.             Salomon Brothers Asset
SERIES FUND            Aggressive Growth Fund -- Class II                                         Management Inc
                       -------------------------------------------------------------------------------------------------------
JANUS ASPEN SERIES     Balanced Portfolio -- Service      Seeks long-term capital growth          Janus Capital
                       Shares                             consistent with preservation of capital Management LLC
                                                          and balanced by current income.
                       -------------------------------------------------------------------------------------------------------
                       Capital Appreciation Portfolio --  A non-diversified2 portfolio that seeks Janus Capital
                       Service Shares                     long-term growth of capital.            Management LLC
                       -------------------------------------------------------------------------------------------------------
J.P. MORGAN SERIES     Bond Portfolio                     Seeks high total return consistent with J.P. Morgan Investment
TRUST II                                                  moderate risk of capital and            Management, Inc., a
                                                          maintenance of liquidity.               subsidiary of J.P. Morgan
                                                                                                  Chase & Co.
                       -------------------------------------------------------------------------------------------------------
                       International Equity Portfolio     Seeks high total return.                J.P. Morgan Investment
                                                                                                  Management, Inc., a
                                                                                                  subsidiary of J.P. Morgan
                                                                                                  Chase & Co.
                       -------------------------------------------------------------------------------------------------------
                       Mid Cap Value Portfolio            Seeks growth from capital appreciation. J.P. Morgan Investment
                                                                                                  Management, Inc., a
                                                                                                  subsidiary of J.P. Morgan
                                                                                                  Chase & Co.
                       -------------------------------------------------------------------------------------------------------

                    /1/ "Standard & Poor's," "S&P," and "S&P 500" are
                        trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by GE Asset Management Incorporated. The S&P 500(R) Index Fund is not sponsored, endorsed, sold or promoted by Standard & Poor's, and Standard & Poor's makes no representation or warranty, express or implied, regarding the advisability of investing in this portfolio or the contract.
                    /2/ A non-diversified portfolio is a portfolio that may
                        hold a larger position in a smaller number of securities than a diversified portfolio. This means that a single security's increase or decrease in value may have a greater impact on the return and net asset value of a non-diversified portfolio than a diversified portfolio.

                                                                                               Adviser (and Sub-Adviser(s),
                     Subaccount Investing In                    Investment Objective                  as applicable)
                     -------------------------------------------------------------------------------------------------------
                     Small Company Portfolio            Seeks high total return from a        J.P. Morgan Investment
                                                        portfolio of small company stocks.    Management, Inc., a subsidiary
                                                                                              of J.P. Morgan Chase & Co.
                     -------------------------------------------------------------------------------------------------------
                     U.S. Large Cap Core Equity         Seeks high total return from a        J.P. Morgan Investment
                     Portfolio                          portfolio of selected equity          Management, Inc., a subsidiary
                                                        securities.                           of J.P. Morgan Chase & Co.
                     -------------------------------------------------------------------------------------------------------
MERRILL LYNCH        Merrill Lynch Basic Value V.I.     Seeks capital appreciation, and       Merrill Lynch Investment
VARIABLE SERIES      Fund -- Class III Shares           secondarily, income.                  Managers, L.P.
FUNDS, INC.          -------------------------------------------------------------------------------------------------------
                     Merrill Lynch Global Allocation    Seeks high total investment return.   Merrill Lynch Investment
                     V.I. Fund -- Class III Shares                                            Managers, L.P.
                     -------------------------------------------------------------------------------------------------------
                     Merrill Lynch Large Cap Growth     Seeks long-term capital growth.       Merrill Lynch Investment
                     V.I. Fund -- Class III Shares                                            Managers, L.P.
                     -------------------------------------------------------------------------------------------------------
                     Merrill Lynch Value Opportunities  Seeks long-term growth of capital.    Merrill Lynch Investment
                     V.I. Fund -- Class III Shares                                            Managers, L.P.
                     (formerly, Merrill Lynch Small
                     Cap Value V.I. Fund)
                     -------------------------------------------------------------------------------------------------------
MFS(R) VARIABLE      MFS(R) Investors Growth Stock      Seeks long-term growth of capital     Massachusetts Financial
INSURANCE TRUST      Series -- Service Class Shares     and future income rather than         Services Company ("MFS(R)")
                                                        current income.
                     -------------------------------------------------------------------------------------------------------
                     MFS(R) Investors Trust Series --   Seeks long-term growth of capital     Massachusetts Financial
                     Service Class Shares               and secondarily reasonable current    Services Company ("MFS(R)")
                                                        income.
                     -------------------------------------------------------------------------------------------------------
                     MFS(R) New Discovery Series --     Seeks capital appreciation.           Massachusetts Financial
                     Service Class Shares                                                     Services Company ("MFS(R)")
                     -------------------------------------------------------------------------------------------------------
                     MFS(R) Strategic Income            Seeks high current income.            Massachusetts Financial
                     Series -- Service Class Shares     Significant capital appreciation is a Services Company
                                                        secondary objective.                  ("MFS(R)")
                     -------------------------------------------------------------------------------------------------------
                     MFS(R) Total Return Series --      Seeks mainly to provide above-        Massachusetts Financial
                     Service Class Shares               average income (compared to a         Services Company ("MFS(R)")
                                                        portfolio invested entirely in equity
                                                        securities) consistent with the
                                                        prudent employment of capital and
                                                        secondarily to provide a reasonable
                                                        opportunity for growth of capital and
                                                        income.
                     -------------------------------------------------------------------------------------------------------
                     MFS(R) Utilities Series -- Service Seeks capital growth and current      Massachusetts Financial
                     Class Shares                       income.                               Services Company ("MFS(R)")
                     -------------------------------------------------------------------------------------------------------
NATIONS SEPARATE     Nations Marsico Growth Portfolio   Seeks long-term growth of capital.    Banc of America Capital
ACCOUNT TRUST                                                                                 Management, LLC (subadvised
                                                                                              by Marsico Capital)
                     -------------------------------------------------------------------------------------------------------
                     Nations Marsico International      Seeks long-term growth of capital.    Banc of America Capital
                     Opportunities Portfolio                                                  Management, LLC (subadvised
                                                                                              by Marsico Capital)
                     -------------------------------------------------------------------------------------------------------
OPPENHEIMER VARIABLE Oppenheimer Aggressive Growth      Seeks capital appreciation by         OppenheimerFunds, Inc.
ACCOUNT FUNDS        Fund VA -- Service Shares          investing in "growth type"
                                                        companies.
                     -------------------------------------------------------------------------------------------------------
                     Oppenheimer Balanced Fund/         Seeks a high total investment         OppenheimerFunds, Inc.
                     VA -- Service Shares               return, which includes current
                                                        income and capital appreciation in
                                                        the value of its shares.
                     -------------------------------------------------------------------------------------------------------

                                                                                           Adviser (and Sub-Adviser(s),
                Subaccount Investing In                     Investment Objective                  as applicable)
                --------------------------------------------------------------------------------------------------------
                Oppenheimer Capital               Seeks capital appreciation by            OppenheimerFunds, Inc.
                Appreciation Fund/VA -- Service   investing in securities of well-known
                Shares                            established companies.
                --------------------------------------------------------------------------------------------------------
                Oppenheimer Global Securities     Seeks long-term capital appreciation     OppenheimerFunds, Inc.
                Fund/VA -- Service Shares         by investing a substantial portion of
                                                  its assets in securities of foreign
                                                  issuers, "Growth-type" companies,
                                                  cyclical industries and special
                                                  situations that are considered to
                                                  have appreciation possibilities.
                --------------------------------------------------------------------------------------------------------
                Oppenheimer Main Street Fund/     Seeks high total return (which           OppenheimerFunds, Inc.
                VA -- Service Shares              includes growth in the value of its
                                                  shares as well as current income)
                                                  from equity and debt securities.
                --------------------------------------------------------------------------------------------------------
                Oppenheimer Main Street Small     Seeks capital appreciation.              OppenheimerFunds, Inc.
                Cap Fund/VA -- Service Shares
                --------------------------------------------------------------------------------------------------------
PIMCO VARIABLE  All Asset Portfolio -- Advisor    Seeks maximum real return                Pacific Investment Management
INSURANCE TRUST Class Shares                      consistent with preservation of real     Company LLC
                                                  capital and prudent investment
                                                  management.
                --------------------------------------------------------------------------------------------------------
                High Yield Portfolio --           Seeks maximum total return,              Pacific Investment Management
                Administrative Class Shares       consistent with preservation of          Company LLC
                                                  capital and prudent investment
                                                  management. Invests at least 80%
                                                  of its assets in a diversified portfolio
                                                  of high yield securities ("junk
                                                  bonds") rated below investment
                                                  grade but rated at least B by
                                                  Moody's or S&P, or, if unrated,
                                                  determined by PIMCO to be of
                                                  comparable quality. Effective June
                                                  1, 2004, the High Yield Portfolio's
                                                  quality guideline will change,
                                                  permitting the portfolio to invest in
                                                  securities with lower-quality credit
                                                  ratings. Under the new guidelines,
                                                  the portfolio will invest at least 80%
                                                  of its assets in a diversified portfolio
                                                  of high yield securities rated below
                                                  investment grade but rated at least
                                                  Caa (subject to a maximum of 5% of
                                                  total assets in securities rated Caa)
                                                  by Moody's or S&P, or, if unrated,
                                                  determined by PIMCO to be of
                                                  comparable quality.
                --------------------------------------------------------------------------------------------------------
                Long-Term U.S. Government         Seeks to maximize total return,          Pacific Investment Management
                Portfolio -- Administrative Class consistent with preservation of          Company LLC
                Shares                            capital and prudent investment
                                                  management.
                --------------------------------------------------------------------------------------------------------
                Low Duration Portfolio --         Seeks maximum total return,              Pacific Investment Management
                Administrative Class Shares       consistent with preservation of          Company LLC
                                                  capital and prudent investment
                                                  management.
                --------------------------------------------------------------------------------------------------------

                                                                                        Adviser (and Sub-Adviser(s),
                  Subaccount Investing In                 Investment Objective                 as applicable)
                  ---------------------------------------------------------------------------------------------------
                  Total Return Portfolio --       Seeks to maximize total return,       Pacific Investment Management
                  Administrative Class Shares     consistent with preservation of       Company LLC
                                                  capital and prudent investment
                                                  management.
                  ---------------------------------------------------------------------------------------------------
THE PRUDENTIAL    Jennison Portfolio -- Class II  Seeks long-term growth of capital.    Prudential Investments LLC
SERIES FUND, INC.                                                                       (subadvised by Jennison
                                                                                        Associates LLC)
                  ---------------------------------------------------------------------------------------------------
                  Jennison 20/20 Focus            Seeks long-term growth of capital.    Prudential Investments LLC
                  Portfolio -- Class II                                                 (subadvised by Jennison
                                                                                        Associates LLC)
                  ---------------------------------------------------------------------------------------------------
                  Natural Resources Portfolio --  Seeks long-term growth of capital.    Prudential Investments LLC
                  Class II                                                              (subadvised by Jennison
                                                                                        Associates LLC)
                  ---------------------------------------------------------------------------------------------------
RYDEX VARIABLE    OTC Fund/1/                     Seeks to provide investment results   Rydex Global Advisors
TRUST                                             that correspond to a benchmark for
                                                  over-the-counter securities. The
                                                  fund's current benchmark is the
                                                  NASDAQ 100 Index(TM).
                  ---------------------------------------------------------------------------------------------------
SALOMON BROTHERS  Salomon Brothers Variable All   Seeks long-term growth of capital.    Salomon Brothers Asset
VARIABLE SERIES   Cap Fund -- Class II                                                  Management Inc
FUNDS INC
                  ---------------------------------------------------------------------------------------------------
                  Salomon Brothers Variable Total Seeks to obtain above-average         Salomon Brothers Asset
                  Return Fund -- Class II         income (compared to a portfolio       Management Inc
                                                  entirely invested in equity
                                                  securities). The portfolio's
                                                  secondary objective is to take
                                                  advantage of opportunities to
                                                  achieve growth of capital and
                                                  income.
                  ---------------------------------------------------------------------------------------------------
SCUDDER VARIABLE  Scudder Technology Growth       Seeks growth of capital.              Deutsche Asset Management
SERIES II         Portfolio -- Class B Shares
                  ---------------------------------------------------------------------------------------------------
                  SVS Dreman High Return Equity   Seeks to achieve a high rate of total Deutsche Asset Management
                  Portfolio -- Class B Shares     return.                               (subadvised by Dreman Value
                                                                                        Management L.L.C.)
                  ---------------------------------------------------------------------------------------------------
                  SVS Dreman Small Cap Value      Seeks long-term capital               Deutsche Asset Management
                  Portfolio -- Class B Shares     appreciation.                         (subadvised by Dreman Value
                                                                                        Management L.L.C.)
                  ---------------------------------------------------------------------------------------------------
VAN KAMPEN LIFE   Comstock Portfolio -- Class II  Seeks capital growth and income.      Van Kampen Asset
INVESTMENT TRUST  Shares                                                                Management Inc.
                  ---------------------------------------------------------------------------------------------------
                  Emerging Growth Portfolio --    Seeks capital appreciation.           Van Kampen Asset
                  Class II Shares                                                       Management Inc.
                  ---------------------------------------------------------------------------------------------------

                    /1/ The NASDAQ 100 Index(TM) is an unmanaged index that is a widely recognized indicator of OTC Market performance.


                      The following Portfolio is not available for new purchase payments on or after November 15, 2004:



                                                                                        Adviser (and Sub-Adviser(s),
                   Subaccount Investing In                  Investment Objective               as applicable)
                   -------------------------------------------------------------------------------------------------
JANUS ASPEN SERIES International Growth Portfolio -- Seeks long-term growth of capital. Janus Capital Management LLC
                   Service Shares
                   -------------------------------------------------------------------------------------------------

                      Not all of these Portfolios may be available in all states or in all markets.

                      We will purchase shares of the Portfolios at net asset value and direct them to the appropriate Subaccounts. We will redeem sufficient shares of the appropriate Portfolios at net asset value to pay death benefits, surrender proceeds, partial withdrawals, to make income payments, or for other purposes described in the contract. We automatically reinvest all dividend and capital gain distributions of the Portfolios in shares of the distributing Portfolios at their net asset value on the date of distribution. In other words, we do not pay Portfolio dividends or Portfolio distributions out to owners as additional units, but instead reflect them in unit values.

                      Shares of the Portfolios are not sold directly to the general public. They are sold to us, and they may also be sold to other insurance companies that issue variable annuity contracts and variable life insurance policies. In addition, they may be sold to retirement plans.

                      When a Fund sells shares in any of its Portfolios both to variable annuity and to variable life insurance separate accounts, it engages in mixed funding. When a Fund sells shares in any of its Portfolios to separate accounts of unaffiliated life insurance companies, it engages in shared funding.

                      Each Fund may engage in mixed and shared funding. Therefore, due to differences in redemption rates or tax treatment, or other considerations, the interests of various shareholders participating in a Fund could conflict. A Fund's Board of Directors will monitor for the existence of any material conflicts, and determine what action, if any, should be taken. See the prospectuses for the Portfolios for additional information.




                      We have entered into agreements with either the investment adviser or distributor of each of the Funds under which the adviser or distributor pays us a fee for administrative and other services we provide relating to the Portfolios. The fees are based upon a percentage of the average annual aggregate net amount we have invested in the Portfolio on behalf of the Separate Account and other separate accounts funding certain variable insurance contracts that we and our affiliates issue. These percentages differ, and some investment advisers or distributors pay us a greater percentage than other advisers or distributors based on the level of administrative and other services provided. We may realize a profit from providing these services, and if we do, we may use such profit for any purpose, including distribution of the contracts. The amount received from the adviser and/or the distributor for the assets allocated to the Portfolios from the Separate Account during 2004 ranged from 0.10% to 0.35%. Payment of these amounts is not an additional charge to you by the Funds or by us, but comes from the Fund's investment adviser or distributor.



                      In addition to the asset-based payments for administrative and other services described above, the investment adviser or the distributor of the Fund may also pay us, or our affiliate Capital Brokerage Corporation, amounts to participate in periodic sales meetings, for expenses relating to the production of promotional sales literature and for other expenses or services. The amount paid to us, or our affiliate Capital Brokerage Corporation, may be significant. Payments to participate in sales meetings may provide a Fund's investment adviser or distributor with greater access to our internal and external wholesalers to provide training, marketing support and educational presentations.



                      In consideration of services provided and expenses incurred by Capital Brokerage Corporation in distributing shares of the Funds, Capital Brokerage Corporation also receives 12b-1 fees from AIM Variable Insurance Funds, AllianceBernstein Variable Products Series Fund, Inc., Eaton Vance Variable Trust, Evergreen Variable Annuity Trust, Federated Insurance Series, Fidelity Variable Insurance Products Fund, Greenwich Street Series Fund, Janus Aspen Series, Merrill Lynch Variable Series Funds, Inc., MFS(R) Variable Insurance Trust, Nations Separate Account Trust, Oppenheimer Variable Account Funds, The Prudential Series Fund, Inc., Salomon Brothers Variable Series Funds Inc, and Van Kampen Life Investment Trust. (See the "Fee Tables" section of this prospectus and the Fund prospectuses.) The payments range up to 0.25% of Separate Account assets invested in the particular Portfolio.


CHANGES TO THE        We reserve the right, within the law, to make additions,
SEPARATE              deletions and substitutions for the Portfolios of the
ACCOUNT AND THE       Funds. We may substitute shares of other portfolios for
SUBACCOUNTS           shares already purchased, or to be purchased in the
                      future, under the contract. This substitution might occur if shares of a Portfolio should no longer be available, or if investment in any Portfolio's shares should become inappropriate, in the judgment of our management, for the purposes of the contract. The new Portfolios may have higher fees and charges than the ones they replaced. No substitution or deletion will be made without prior notice to you and before approval of the SEC, in accordance with the 1940 Act.


                      We also reserve the right to establish additional Subaccounts, each of which would invest in a separate Portfolio of a Fund, or in shares of another investment company, with a specified investment objective. We may also eliminate one or more Subaccounts if, in our sole discretion, marketing, tax, or investment conditions warrant. We will not eliminate a Subaccount without prior notice to you and, if required, before approval of the SEC. Not all Subaccounts may be available to all classes of contracts.


                      If permitted by law, we may deregister the Separate Account under the 1940 Act in the event registration is no longer required; manage the Separate Account under the direction of a committee; or combine the Separate Account with one of our other separate accounts. Further, to the extent permitted by applicable law, we may transfer the assets of the Separate Account to another separate account.

The Guarantee Account

                      Amounts in the Guarantee Account are held in, and are part of, our General Account. The General Account consists of our assets other than those allocated to this and other Separate Accounts. Subject to statutory authority, we have sole discretion over the investment of assets of the General Account. The assets of the General Account are chargeable with liabilities arising out of any business we may conduct.

                      Due to certain exemptive and exclusionary provisions of the Federal securities laws, we have not registered interests in the Guarantee Account under the Securities Act of 1933 (the "1933 Act"), and we have not registered either the Guarantee Account or our General Account as an investment company under the 1940 Act. Accordingly, neither our Guarantee Account nor our General Account is generally subject to regulation under the 1933 Act and the 1940 Act. Disclosures relating to the interests in the Guarantee Account and the General Account may, however, be subject to certain generally applicable provisions of the Federal securities laws relating to the accuracy of statements made in a registration statement. The Guarantee Account may not be available in all states or markets.

                      Generally, you may allocate your purchase payments and/or transfer assets to the Guarantee Account. For contracts issued on or after the later of September 2, 2003, or the date on which state insurance authorities approve applicable contract modifications, we may limit the amount that may be allocated to the Guarantee Account. Currently, for such contracts, no more than 25% of your Contract Value, as determined at the time of allocation, may be allocated to the Guarantee Account. In addition, where permitted by state law, we will refuse new purchase payments or transfers into the Guarantee Account when your assets in the Guarantee Account are equal to or greater than 25% of your Contract Value at the time of allocation. We generally exercise our right to limit or refuse allocations to the Guarantee Account when interest rate periods are low for prolonged periods of time. Amounts allocated to the Guarantee Account are credited interest (as described below). Assets in the Guarantee Account are subject to some, but not all, of the charges we assess in connection with your contract. See the "Charges and Other Deductions" provision in this prospectus.

                      Each time you allocate purchase payments or transfer assets to the Guarantee Account, we establish an interest rate guarantee period. For each interest rate guarantee period, we guarantee an interest rate for a specified period of time. At the end of an interest rate guarantee period, a new interest rate will become effective, and a new interest rate guarantee period will commence for the remaining portion of that particular allocation.

                      We determine the interest rates at our sole discretion. The determination made will be influenced by, but not necessarily correspond to, interest rates available on fixed income investments which we may acquire with the amounts we receive as purchase payments or transfers of assets under the contracts. You will have no direct or indirect interest in these investments. We also will consider other factors in determining interest rates for a guarantee period including, but not limited to, regulatory and tax requirements, sales commissions, and administrative expenses borne by us, general economic trends, and competitive factors. Amounts you allocate to the Guarantee Account will not share in the investment performance of our General Account. We cannot predict or guarantee the level of interest rates in future guarantee periods. However, the interest rates for any interest rate guarantee period will be at least the guaranteed interest rate shown in your contract.

                      We will notify you in writing at least 5 days prior to the expiration date of any interest rate guarantee period about the then currently available interest rate guarantee periods and the guaranteed interest rates applicable to such interest rate guarantee periods. A new one year interest rate guarantee period will commence automatically unless we receive written notice prior to the end of the 30-day period following the expiration of the interest rate guarantee period ("30-day window") of your election of a different interest rate guarantee period from among those being offered by us at that time, or instructions to transfer all or a portion of the remaining amount to one or more Subaccounts, subject to certain restrictions. (See the "Transfers" provision in this prospectus.) During the 30-day window, the allocation will accrue interest at the new interest rate guarantee period's interest rate.

                      To the extent permitted by law, we reserve the right at any time to offer interest rate guarantee periods that differ from those available when we issued the contract, and to credit a higher rate of interest on purchase payments allocated to the Guarantee Account participating in a Dollar Cost Averaging program that would otherwise be credited if not participating in a Dollar Cost Averaging program. (See the "Dollar Cost Averaging Program" provision.) Such a program may not be available to all contracts and is not available if you elect the Payment Protection Rider or the Guaranteed Minimum Withdrawal Benefit Rider and your assets are allocated in accordance with the Investment Strategy as prescribed by each rider. We also reserve the right, at any time, to stop accepting purchase payments or transfers of assets to a particular interest rate guarantee period. Since the specific interest rate guarantee periods available may change periodically, please contact our Home Office to determine the interest rate guarantee periods currently being offered.

Charges and Other Deductions

                      We sell the contracts through registered representatives of broker-dealers. These registered representatives are also appointed and licensed as insurance agents of the Company. We pay commissions to the broker-dealers for selling the contracts. We intend to recover commissions, marketing, administrative and other expenses and cost of contract benefits through fees and charges imposed under the contracts. See the "Distribution of the Contracts" provision in this prospectus.

                      All of the charges described in this section apply to assets allocated to the Separate Account. Assets in the Guarantee Account are subject to all of the charges described in this section except for the mortality and expense risk charge and the administrative expense charge.

                      We will deduct the charges described below to cover our costs and expenses, services provided, and risks assumed under the contracts. We incur certain costs and expenses for the distribution and administration of the contracts and for providing the benefits payable thereunder. Our administrative services include:

                         . processing applications for and issuing the
                           contracts;

                         . maintaining records;

                         . administering annuity payments;

                         . furnishing accounting and valuation services
                           (including the calculation and monitoring of daily Subaccount values);

                         . reconciling and depositing cash receipts;

                         . providing contract confirmations and periodic
                           statements;

                         . providing toll-free inquiry services; and

                         . furnishing telephone and internet transaction
                           services.

                      The risks we assume include:

                         . the risk that the death benefit will be greater than
                           the Surrender Value;

                         . the risk that the actual life-span of persons
                           receiving income payments under the contract will exceed the assumptions reflected in our guaranteed rates (these rates are incorporated in the contract and cannot be changed);

                         . the risk that more owners than expected will qualify
                           for waivers of the surrender charges; and

                         . the risk that our costs in providing the services
                           will exceed our revenues from contract charges (which cannot be changed by us).

                      The amount of a charge may not necessarily correspond to the costs associated with providing the services or benefits indicated by the designation of the charge. For example, the surrender charge we collect may not fully cover all of the sales and distribution expenses we actually incur. We also may realize a profit on one or more of the charges. We may use any such profits for any corporate purpose, including the payment of sales expenses.

TRANSACTION
EXPENSES

SURRENDER CHARGE      We assess a surrender charge on partial withdrawals and
                      surrenders of purchase payments taken within the first seven years of receipt, unless you meet an available exception as described below. You pay this charge to compensate us for the losses we experience on contract distribution costs.


                      We calculate the surrender charge separately for each purchase payment. For purposes of calculating this charge, we assume that you withdraw purchase payments on a first-in, first-out basis. We deduct the surrender charge proportionately from the Subaccounts (excluding the GIS Subaccount(s) if the Guaranteed Income Rider or the Guaranteed Income Rollover Rider is elected at the time of application). However, if there are insufficient assets in the Separate Account (excluding the GIS Subaccount(s) if the Guaranteed Income Rider or the Guaranteed Income Rollover Rider is elected), we will deduct the charge proportionately from all assets in the Guarantee Account. The charge will be taken first from any six year interest rate guarantee periods to which you have allocated purchase payment and then from the one year interest rate guarantee periods on a first-in, first-out basis. If the Guaranteed Income Rider or the Guaranteed Income Rollover Rider is elected, any remaining withdrawals will then be deducted from the GIS Subaccount(s) from the segment that has been in effect for the shortest period of time.

                      The surrender charge is as follows:

         Number of Full and Partially    Surrender Charge as a Percentage
       Completed Years Since We Received of the Surrendered or Withdrawn
             the Purchase Payment                Purchase Payment
       ------------------------------------------------------------------
                       1                                6%
                       2                                6%
                       3                                6%
                       4                                6%
                       5                                5%
                       6                                4%
                   7 or more                            0%
       ------------------------------------------------------------------

                      We do not assess the surrender charge on surrenders or partial withdrawals:

                         . on amounts representing gain (as defined below);

                         . on free withdrawal amounts (as defined below);

                         . taken under Optional Payment Plan 1, Optional
                           Payment Plan 2 (for a period of 5 or more years), or Optional Payment Plan 5; or

                         . if a waiver of surrender charge provision applies.

                      You may withdraw any gain in your contract free of any surrender charge. We calculate gain in the contract as:
                      (a) plus (b) minus (c) minus (d), but not less than zero where:

                        (a) is the Contract Value on the Valuation Day we
                            receive your partial withdrawal or surrender request;

                        (b) is the total of any withdrawals previously taken,
                            including surrender charges assessed;

                        (c) is the total of purchase payments made; and

                        (d) is the total of any gain previously withdrawn.

                      In addition to any gain, you may withdraw an amount equal to the greater of 10% of your total purchase payments or any amount withdrawn to meet minimum distribution requirements under the Code each contract year without a surrender charge (the "free withdrawal amount"). We will deduct amounts surrendered first from any gain in the contract and then from purchase payments made. The free withdrawal amount is not cumulative from contract year to contract year.

                      Further, we will waive the surrender charge if you annuitize the contract under Optional Payment Plan 1 (Life Income with Period Certain), Optional Payment Plan 2 (Income for a Fixed Period) provided that you select a fixed period of 5 years or more, or Optional

                      Payment Plan 5 (Joint Life and Survivor Income). In addition, we will waive the surrender charges if you take income payments from the GIS Subaccount(s) pursuant to the terms of the Guaranteed Income Rider Option or the Guaranteed Income Rollover Rider Option or income payments pursuant to the terms of the Payment Protection Rider. We may also waive surrender charges for certain withdrawals made pursuant to the Guaranteed Minimum Withdrawal Benefit Rider. See the "Optional Payment Plans," "Surrenders and Partial Withdrawals --Guaranteed Minimum Withdrawal Benefit Rider Option," "Income Payments -- Guaranteed Income Rider Option," "Income Payments -- Guaranteed Income Rollover Rider Option," and "Income Payments -- Payment Protection Rider Option" provisions in this prospectus.


                      We also will waive surrender charges arising from a surrender occurring before income payments begin if, at the time we receive the surrender request, we have received due proof that the Annuitant has a qualifying terminal illness, or has a qualifying confinement to a state licensed or legally operated hospital or inpatient nursing facility for a minimum period as set forth in the contract (provided the confinement began, or the illness was diagnosed, at least one year after the Contract
                      Date). If you surrender the contract under the terminal illness waiver, please remember that we will pay your Contract Value, which could be less than the death benefit otherwise available. The terms and conditions of the waivers are set forth in your contract.

                      In addition, any partial withdrawals that are immediately allocated to a Scheduled Purchase Payment Variable Deferred Annuity through an approved Annuity Cross Funding Program are not subject to a surrender charge.

DEDUCTIONS            We deduct from the Separate Account an amount, computed
FROM THE              daily, equal to an annual rate of 1.45% of the daily net
SEPARATE              assets of the Separate Account. The charge consists of an
ACCOUNT               administrative expense charge at an effective annual rate
                      of 0.15% and a mortality and expense risk charge at an effective annual rate of 1.30%. These deductions from the Separate Account are reflected in your Contract Value.




GUARANTEED            The Guaranteed Income Rider Option may not be available
INCOME RIDER          in all states or in all markets. We charge you for
OPTION CHARGE         expenses related to the Guaranteed Income Rider Option,
                      if you elect this option at the time of application. This charge is deducted from the Separate Account, computed daily. For contracts issued on or after the later of April 29, 2005 or the date on which state insurance authorities approve applicable contract modifications, the charge is equal to an annual rate of 0.50% of the daily net assets of the Separate Account. For contracts issued on or after the later of May 1, 2003 or the date on which state insurance authorities approve applicable contract modifications, but prior to April 29, 2005 or the date on which state insurance authorities approve applicable contract modifications, the charge is equal to an annual rate of 0.40% of the daily net assets of the Separate Account.
                      The deduction from the Separate Account is reflected in your Contract Value. You may elect to receive monthly income under this rider or you may elect to transfer the value in the GIS Subaccount(s) to another investment option under your contract and receive income payments.
                      If you elect to transfer the value in the GIS
                      Subaccount(s) to another investment option and receive income payments, the rider charge will end.



GUARANTEED            The Guaranteed Income Rollover Rider Option may not be
INCOME ROLLOVER       available in all states or in all markets. We charge you
RIDER OPTION          for expenses related to the Guaranteed Income Rollover
CHARGE                Rider Option, if you elect this option at the time of
                      application. This charge is deducted from the Separate
                      Account, computed daily, equal to an annual rate of 0.50% of the daily net assets of the Separate Account. The deduction from the Separate Account is reflected in your Contract Value. You may elect to receive monthly income under this rider or you may elect to transfer the value in the GIS Subaccount(s) to another investment option under your contract and receive income payments. If you elect to transfer the value in the GIS Subaccount(s) to another investment option and receive income payments, the rider charge will end.



GUARANTEED            The Guaranteed Minimum Withdrawal Benefit Rider Option
MINIMUM               may not be available in all states or in all markets. We
WITHDRAWAL            reserve the right to discontinue offering the Guaranteed
BENEFIT               Minimum Withdrawal Benefit Rider Option at any time and
RIDER OPTION          for any reason. We charge you for expenses related to the
CHARGE                Guaranteed Minimum Withdrawal Benefit Rider Option, if
                      you elect this option at the time of application. This charge is deducted from the Separate Account, computed daily, equal to an annual rate of 0.50% of the daily net assets of the Separate Account. This deduction from the Separate Account is reflected in your Contract Value. The charge for this rider continues even if you do not follow the Investment Strategy and the benefits you are eligible to receive are reduced. If you reset your benefit and elect to follow the Investment Strategy available at that time, we will reset the charge for the rider, which may be higher than your previous charge, but will never exceed an annual rate of 1.00% of your daily net assets in the Separate Account.



PAYMENT               The Payment Protection Rider Option may not be available
PROTECTION            in all states or in all markets. We reserve the right to
RIDER OPTION          discontinue offering the Payment Protection Rider Option
CHARGE                at any time and for any reason. We charge you for
                      expenses related to the Payment Protection Rider Option, if you elect this option at the time of application. This charge is deducted from the Separate Account, computed daily, equal to an annual rate of 0.40% of the daily net assets of the Separate Account. This deduction from the Separate Account is reflected in your Contract Value and the value of your Annuity Units. The charge for this rider continues even if you do not follow the Investment
                      Strategy and the benefits you are eligible to receive are reduced. If you reset your benefit and elect to follow the Investment Strategy available at that time, we will reset the charge for the rider, which may be higher than your previous charge, but will never exceed an annual rate of 1.00% of your daily net assets in the Separate
                      Account.

OTHER CHARGES

ANNUAL CONTRACT       We will deduct an annual charge of $30 from your Contract
CHARGE                Value to compensate us for certain administrative
                      expenses incurred in connection with the contract. We will deduct the charge at each contract anniversary and at surrender. We will waive this charge if your Contract
                      Value at the time of deduction is more than $40,000.

                      We will allocate the annual contract charge among the Subaccounts in the same proportion that your assets in each Subaccount bear to your total assets in the Separate Account at the time the charge is taken. If there are insufficient assets allocated to the Separate Account, we will deduct any remaining portion of the charge from the Guarantee Account proportionately from all assets in the Guarantee Account.

CHARGE FOR THE        We charge you for expenses related to the Annual Step-Up
ANNUAL STEP-UP        Death Benefit Rider Option if you elect this option at
DEATH BENEFIT         the time of application. We deduct this charge against
RIDER OPTION          your assets in the Separate Account at each contract
                      anniversary and at surrender to compensate us for the increased risks and expenses associated with providing this death benefit rider. We will allocate the charge for the Annual Step-Up Death Benefit Rider Option among the
                      Subaccounts in the same proportion that your assets in each Subaccount bear to your total assets in the Separate
                      Account at the time we take the charge. If your assets in the Separate Account are not sufficient to cover the charge, we will deduct the charge first from your assets in the Separate Account, if any, and then from your assets in the Guarantee Account (from the amounts that have been in the Guarantee Account for the longest period of time). At surrender, we will charge you a pro-rata portion of the annual charge. The charge for the Annual
                      Step-Up Death Benefit Rider Option is an annual rate of 0.20% of your Contract Value at the time of the deduction.

CHARGE FOR THE        We charge you for expenses related to the 5% Rollup Death
5% ROLLUP DEATH       Benefit Rider Option if you elect this option at the time
BENEFIT RIDER         of application. We deduct this charge against your assets
OPTION                in the Separate Account at each contract anniversary and
                      at surrender to compensate us for the increased risks and expenses associated with providing this death benefit rider. We will allocate the charge for the 5% Rollup
                      Death Benefit Rider Option among the Subaccounts in the same proportion that your assets in each Subaccount bear to your total assets in the Separate Account at the time we take the charge. If your assets in the Separate Account are not sufficient to cover the charge, we will deduct the charge first from your assets in the Separate
                      Account, if any, and then from your assets in the Guarantee Account (from the amounts that have been in the Guarantee Account for the longest period of time). At surrender, we will charge you a pro-rata portion of the annual charge. The charge for the 5% Rollup Death Benefit
                      Rider Option is 0.30% of your Contract Value at the time of the deduction. The 5% Rollup Death Benefit Rider
                      Option is not available for contracts issued on or after September 2, 2003 as a Funding Annuity under the Annuity
                      Cross Funding Program.

CHARGE FOR THE        We charge you for expenses related to the Earnings
EARNINGS PROTECTOR    Protector Death Benefit Rider Option if you elect this
DEATH BENEFIT RIDER   option at the time of application. We deduct this charge
OPTION                against your assets in the Separate Account on each
                      contract anniversary and at surrender to compensate us for the increased risks and expenses associated with providing this death benefit rider. We will allocate the charge for the Earnings Protector Death Benefit Rider
                      Option among the Subaccounts in the same proportion that your assets in each Subaccount bear to your total assets in the Separate Account at the time we take the charge.
                      If your assets in the Separate Account are not sufficient to cover the charge, we will deduct the charge first from your assets in the Separate Account, if any, and then from your assets in the Guarantee Account (from the amounts that have been in the Guarantee Account for the longest period of time). At surrender we will charge you a pro-rata portion of the annual charge. The charge for the Earnings Protector Death Benefit Rider Option is
                      0.30% of your Contract Value at the time of the deduction.

CHARGE FOR EARNINGS   We charge you for expenses related to the Earnings
PROTECTOR AND         Protector and Greater of Annual Step-Up and 5% Rollup
GREATER OF ANNUAL     Death Benefit Rider Option if you elect this option at
STEP-UP AND 5%        the time of application. We deduct this charge against
ROLLUP DEATH          your assets in the Separate Account on each contract
BENEFIT RIDER OPTION  anniversary and at surrender to compensate us for the increased risks and expenses associated with providing this death benefit rider. We will allocate the charge for the Earnings Protector and Greater of Annual Step-Up and
                      5% Rollup Death Benefit Rider Option among the
                      Subaccounts in the same proportion that your assets in each Subaccount bear to your total assets in the Separate
                      Account at the time we take the charge. If your assets in the Separate Account are not sufficient to cover the charge, we will deduct the charge first from your assets in the Separate Account, if any, and then from your assets in the Guarantee Account (from the amounts that have been in the Guarantee Account for the longest period of time). At surrender, we will charge you a pro-rata portion of the annual charge. The charge for the Earnings
                      Protector and Greater of Annual Step-Up and 5% Rollup
                      Death Benefit Rider Option is 0.70% of your Contract
                      Value at the time of the deduction. The Earnings
                      Protector and Greater of Annual Step-Up and 5% Rollup
                      Death Benefit Rider Option is not available for contracts issued on or after September 2, 2003 as a Funding Annuity under the Annuity Cross Funding Program.

DEDUCTIONS FOR        We will deduct charges for any premium tax or other tax
PREMIUM TAXES         levied by any governmental entity from purchase payments
                      or the Contract Value when the premium tax is incurred or when we pay proceeds under the contract (proceeds include surrenders, partial withdrawals, income payments and death benefit payments).

                      The applicable premium tax rates that states and other governmental entities impose on the purchase of an annuity are subject to change by legislation, by administrative interpretation or by judicial action. These premium taxes generally depend upon the law of your state of residence. The tax generally ranges from 0.0% to 3.5%.

OTHER CHARGES AND     Each Portfolio incurs certain fees and expenses. To pay
DEDUCTIONS            for these expenses, the Portfolio makes deductions from
                      its assets. The deductions are described more fully in each Portfolio's prospectus.

                      In addition, we reserve the right to impose a charge of up to $10 per transfer. This charge is at our cost with no profit to us.

ADDITIONAL            We may reduce or eliminate the administrative expense and
INFORMATION           surrender charges described previously for any particular
                      contract. However, we will reduce these charges only to the extent that we anticipate lower distribution and/or administrative expenses, or that we perform fewer sales or administrative services than those originally contemplated in establishing the level of those charges.
                      Lower distribution and administrative expenses may be the result of economies associated with:

                        (1) the use of mass enrollment procedures;

                        (2) the performance of administrative or sales
                            functions by the employer;

                        (3) the use by an employer of automated techniques in
                            submitting deposits or information related to deposits on behalf of its employees; or

                        (4) any other circumstances which reduce distribution
                            or administrative expenses.

                      We will state the exact amount of administrative expense and surrender charges applicable to a particular contract in that contract.

                      We may also reduce charges and/or deductions for sales of the contracts to registered representatives who sell the contracts to the extent we realize savings of distribution and administrative expenses. Any such reduction in charges and/or deductions will be consistent with the standards we use in determining the reduction in charges and/or deductions for other group arrangements.

The Contract

                      The contract is an individual flexible premium variable deferred annuity contract. We describe your rights and benefits below and in the contract. There may be differences in your contract (such as differences in fees, charges, and benefits) because of requirements of the state where we issued your contract. We will include any such differences in your contract.

PURCHASE OF           If you wish to purchase a contract, you must apply for it
THE CONTRACT          through an authorized sales representative. The sales
                      representative will send your completed application to us, and we will decide whether to accept or reject it. If we accept your application, our legally authorized officers prepare and execute a contract. We then send the contract to you through your sales representative. See the "Distribution of the Contracts" provision in this prospectus.

                      If we receive a completed application and all other information necessary for processing a purchase order, we will apply your initial purchase payment no later than two business days after we receive the order. While attempting to finish an incomplete application, we may hold your initial purchase payment for no more than five business days. If the incomplete application cannot be completed within those five days, we will inform you of the reasons, and will return your purchase payment immediately, unless you specifically authorize us to keep it until the application is complete. Once you complete your application, we must apply the initial purchase payment within two business days. We will apply any additional purchase payments you make on the Valuation Day we receive them at our Home Office.

                      To apply for a contract, you must be of legal age in a state where we may lawfully sell the contracts and also be eligible to participate in any of the qualified or non-qualified retirement plans for which we designed the contracts. The Annuitant(s) cannot be older than age 85, unless we approve a different age.

                      This contract may be used with certain tax qualified retirement plans. The contract includes attributes such as tax deferral on accumulated earnings. Qualified retirement plans provide their own tax deferral benefit; the purchase of this contract does not provide additional tax deferral benefits beyond those provided in the qualified retirement plan. If you are purchasing this contract as a Qualified Contract, you should consider purchasing this contract for its death benefit, income benefits and other non-tax-related benefits. Please consult a tax adviser for information specific to your circumstances in order to determine whether this contract is an appropriate investment for you.

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




                      Purchasing the contract through a tax-free "Section 1035" exchange. Section 1035 of the Code generally permits you to exchange one annuity contract for another in a "tax-free exchange." Therefore, you can use the proceeds from another annuity contract to make purchase payments for this contract. Before making an exchange to acquire this contract, you should carefully compare this contract to your current contract. You may have to pay a surrender charge under your current contract to exchange it for this contract and this contract has its own surrender charges which would apply to you. The fees and charges under this contract may be higher (or lower), and the benefits may be different, than those of your current contract. In addition, you may have to pay federal income and penalty taxes on the exchange if it does not qualify for Section 1035 treatment. You should not exchange another contract for this contract unless you determine, after evaluating all of the facts, that the exchange is in your best interest. Please note that the person who sells you this contract generally will earn a commission.


OWNERSHIP             As owner, you have all rights under the contract, subject
                      to the rights of any irrevocable beneficiary. Two persons may apply as joint owners for a Non-Qualified contract.
                      Joint owners have equal undivided interests in their contract. That means that each may exercise any ownership rights on behalf of the other except of ownership changes. Joint owners also have the right of survivorship. This means if a joint owner dies, his or her interest in the contract passes to the surviving owner. You must have our approval to add a joint owner after we issue the contract. We may require additional information if joint ownership is requested after the contract is issued.


                      During the Annuitant's life, you can change any non-natural owner to another non-natural owner.

                      Subject to certain restrictions imposed by electable rider options and as otherwise stated below, before the Annuity Commencement Date, you may change:

                         . your Annuity Commencement Date to any date at least
                           ten years after your last purchase payment;

                         . your optional payment plan;

                         . the allocation of your investments among the
                           Subaccounts and/or the Guarantee Account; and

                         . the owner, joint owner, primary beneficiary, and
                           contingent beneficiary upon written notice to our Home Office if you reserved this right and the Annuitant(s) is living at the time of the request. If you change a beneficiary, your plan selection will no longer be in effect unless you request that it continue. Changing the owner

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



                           or joint owner may have tax consequences and you should consult a tax adviser before doing so.


                      We must receive your request for a change in a form satisfactory to us. The change will take effect as of the date you sign the request. The change will be subject to any payment made before we recorded the change. Please note that if you elect the Guaranteed Income Rider Option or the Guaranteed Income Rollover Rider Option at the time of application, you may not change your scheduled income start date or your optional payment plan. In addition withdrawals and/or transfers from the GIS Subaccount(s) will lower your guaranteed income floor and cause you to lose your right to continue to make scheduled transfers into the segment from which the withdrawal and/or transfer was made. If you elect the Payment Protection Rider Option or the Guaranteed Minimum Withdrawal Benefit Rider Option at the time of application, the benefits you receive under such rider may be reduced if your assets are not allocated in accordance with the Investment Strategy prescribed by your rider. If you elect the Payment Protection Rider, you may change the Income Start Date as long as the new Income Start Date occurs on a contract anniversary at least 36 months after the latest reset date of the benefit base or 36 months after the date we receive your last purchase payment. You may not however, change the optional payment plan once elected at the time of application.


ASSIGNMENT            An owner of a Non-Qualified Contract may assign some or
                      all of his or her rights under the contract. However, an assignment may terminate certain benefits provided by rider option. An assignment must occur before the Annuity
                      Commencement Date and while the Annuitant is still living. Once proper notice of the assignment is recorded by our Home Office, the assignment will become effective as of the date the written request was signed.

                      Qualified Contracts, IRAs and Tax Sheltered Annuities may not be assigned, pledged or otherwise transferred except where allowed by law.

                      If you elect the Payment Protection Rider Option or the Guaranteed Minimum Withdrawal Benefit Rider Option, our Home Office must approve any assignment, unless such assignment was made pursuant to a court order.


                      The Guaranteed Income Rider Option and the Guaranteed Income Rollover Rider Option will terminate upon assignment of the contract unless such assignment is a result of legal process. Upon termination of the Guaranteed Income Rider Option or the Guaranteed Income Rollover Rider Option, all assets in the GIS Subaccount(s) will be transferred to the Dreyfus Variable Investment Fund -- Money Market Portfolio or GE Investments Funds, Inc. -- Money Market Fund as of the Valuation Day the assignment is received. If the assignment is received on a non-Valuation Day, the assets will be transferred on the next Valuation Day.

                      We are not responsible for the validity or tax consequences of any assignment. We are not liable for any payment or settlement made before the assignment is recorded. Assignments will not be recorded until our Home Office receives sufficient direction from the owner and the assignee regarding the proper allocation of contract rights.

                      Amounts pledged or assigned will be treated as distributions and will be included in gross income to the extent that the cash value exceeds the investment in the contract for the taxable year in which it was pledged or assigned. Amounts assigned may be subject to an IRS tax penalty equal to 10% of the amount included in gross income.

                      Assignment of the entire Contract Value may cause the portion of the contract exceeding the total investment in the contract and previously taxed amounts to be included in gross income for federal income tax purposes each year that the assignment is in effect.

PURCHASE              You may make purchase payments at any frequency and in
PAYMENTS              the amount you select, subject to certain restrictions,
                      including restrictions that may be imposed by the terms of elected riders. You must obtain our approval before you make total purchase payments for an Annuitant age 79 or younger that exceed $2,000,000. If any Annuitant is age 80 or older at the time of payment, the total amount not subject to prior approval is $1,000,000. Payments may be made at any time prior to the Annuity Commencement
                      Date, the surrender of the contract, or the death of the owner (or joint owner, if applicable), whichever comes first. We reserve the right to refuse to accept a purchase payment for any lawful reason and in a manner that does not unfairly discriminate against similarly situated purchasers.

                      The minimum initial purchase payment is $5,000 ($2,000 if your contract is an IRA contract). We may accept a lower initial purchase payment in the case of certain group sales. Each additional purchase payment must be at least $500 for Non-Qualified Contracts ($200 if paid by electronic fund transfers), $50 for IRA contracts and $100 for other Qualified Contracts. If a Non-Qualified Contract is being used to fund another deferred annuity as a Funding Annuity pursuant to an approved Annuity Cross Funding Program, the minimum additional purchase payment is $100. See the "Annuity Cross Funding Program" provision in this prospectus.

VALUATION DAY         We will value Accumulation and Annuity Units once daily
AND VALUATION         as of the close of regular trading (currently 4:00 p.m.
PERIOD                Eastern Time) for each day the New York Stock Exchange is
                      open, except for days on which a Portfolio does not value its shares. If a Valuation Period

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



                      contains more than one day, the unit values will be the same for each day in the Valuation Period.


ALLOCATION OF         We place purchase payments into the Subaccounts, each of
PURCHASE              which invests in shares of a corresponding Portfolio
PAYMENTS              and/or the Guarantee Account, according to your
                      instructions. You may allocate purchase payments to up to 10 Subaccounts plus the Guarantee Account at any one time. If you have elected the Guaranteed Income Rider
                      Option or the Guaranteed Income Rollover Rider Option, you may not allocate purchase payments directly to the GIS Subaccount(s); such allocations to the GIS
                      Subaccount(s) must be made by scheduled transfers pursuant to pro rata scheduled transfers from all other
                      Subaccounts in which you have assets. Any remaining allocations will come from the Guarantee Account. If you have elected the Payment Protection Rider Option or the Guaranteed Minimum Withdrawal Benefit Rider Option, you must allocate all purchase payments in accordance with the Investment Strategy prescribed by each rider in order to obtain the full benefit of the rider. The benefits you receive under the rider may be reduced if your purchase payments are not allocated in accordance with the Investment Strategy. See the "Surrenders and Partial
                      Withdrawals -- Guaranteed Minimum Withdrawal Benefit
                      Rider Option" and "Income Payments -- Payment Protection
                      Rider Option" provisions in this prospectus. The percentage of purchase payment which you can put into any one Subaccount or guarantee period must equal a whole percentage and cannot be less than $100. In addition, for contracts issued on or after the later of September 2, 2003, or the date on which state insurance authorities approve applicable contract modifications we may limit the amount that may be allocated to the Guarantee
                      Account. Currently, no more than 25% of your Contract
                      Value, as determined at the time of allocation, may be allocated to the Guarantee Account.


                      Upon allocation to the appropriate Subaccounts, we convert purchase payments into Accumulation Units. We determine the number of Accumulation Units credited by dividing the amount allocated to each Subaccount by the value of an Accumulation Unit for that Subaccount on the Valuation Day on which we receive any additional purchase payment at our Home Office. The number of Accumulation Units determined in this way is not changed by any subsequent change in the value of an Accumulation Unit. However, the dollar value of an Accumulation Unit will vary depending not only upon how well the Portfolio's investments perform, but also upon the charges of the Separate Account and the Portfolios.

                      You may change the allocation of subsequent purchase payments at any time, without charge, by sending us acceptable notice. The new allocation will apply to any purchase payments made after we receive notice of the change.

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




VALUATION OF          Partial withdrawals, surrenders and/or payment of the
ACCUMULATION          death benefit all result in the cancellation of an
UNITS                 appropriate number of Accumulation Units. We cancel
                      Accumulation Units as of the end of the Valuation Period in which we receive notice or instructions with regard to the partial withdrawal, surrender or payment of a death benefit. The Accumulation Unit value at the end of every Valuation Day equals the Accumulation Unit value at the end of the preceding Valuation Day multiplied by the net investment factor (described below). We arbitrarily set the Accumulation Unit value at the inception of the Subaccount at $10. On any Valuation Day, we determine your Subaccount value by multiplying the number of Accumulation Units attributable to your contract by the Accumulation Unit value for that day.

                      The net investment factor is an index used to measure the investment performance of a Subaccount from one Valuation Period to the next. The net investment factor for any Subaccount for any Valuation Period reflects the change in the net asset value per share of the Portfolio held in the Subaccount from one Valuation Period to the next, adjusted for the daily deduction of the administrative expense and mortality and expense risk charges from assets in the Subaccount. If any "ex-dividend" date occurs during the Valuation Period, we take into account the per share amount of any dividend or capital gain distribution so that the unit value is not impacted. Also, if we need to reserve money for taxes, we take into account a per share charge or credit for any taxes reserved for which we determine to have resulted from the operations of the Subaccount.

                      The value of an Accumulation Unit may increase or decrease based on the net investment factor. Changes in the net investment factor may not be directly proportional to changes in the net asset value of the Portfolio because of the deduction of Separate Account charges. Though the number of Accumulation Units will not change as a result of investment experience, the value of an Accumulation Unit may increase or decrease from Valuation Period to Valuation Period. See the Statement of Additional Information for more details.

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


Transfers


TRANSFERS BEFORE      You may transfer all or a portion of their assets between
THE ANNUITY           and among the Subaccounts of the Separate Account and the
COMMENCEMENT          Guarantee Account on any Valuation Day prior to the
DATE                  Annuity Commencement Date, subject to certain conditions
                      that are stated below. Owners may not, however, transfer assets in the Guarantee Account from one interest rate guarantee period to another interest rate guarantee period. In addition, if you elect the Guaranteed Income
                      Rider Option or the Guaranteed Income Rollover Rider
                      Option, once you make a transfer from a segment that corresponds to a GIS Subaccount, you may not make subsequent purchase payments or transfers to that segment corresponding to that GIS Subaccount. If you elect the Payment Protection Rider Option or the Guaranteed Minimum
                      Withdrawal Benefit Rider Option, the benefits you receive under such rider may be reduced if, after your transfer, your assets are not allocated in accordance with the prescribed Investment Strategy.


                      We process transfers among the Subaccounts and between the Subaccounts and the Guarantee Account as of the end of the Valuation Period that we receive the transfer request in good order at our Home Office. There may be limitations placed on multiple transfer requests made at different times during the same Valuation Period involving the same Subaccounts and/or the Guarantee Account. We may postpone transfers to, from or among the Subaccounts and/or the Guarantee Account under certain circumstances. See the "Requesting Payments" provision in this prospectus.

TRANSFERS FROM        We may limit and/or restrict transfers from the Guarantee
THE GUARANTEE         Account to the Subaccounts. For any allocation from the
ACCOUNT TO THE        Guarantee Account to the Subaccounts, the limited amount
SUBACCOUNTS           will not be less than any accrued interest on that
                      allocation plus 25% of the original amount of that allocation. Unless you are participating in a Dollar Cost
                      Averaging program (see the "Dollar Cost Averaging
                      Program" provision), you may make such transfers only during the 30-day period beginning with the end of the preceding interest rate guarantee period applicable to that particular allocation. We also may limit the amount that you may transfer to the Subaccounts.

TRANSFERS FROM        We may restrict certain transfers from the Subaccounts to
THE SUBACCOUNTS       the Guarantee Account. For contracts issued on or after
TO THE GUARANTEE      the later of September 2, 2003, or the date on which
ACCOUNT               state insurance authorities approve applicable contract
                      modifications, we may also limit the amount that may be allocated to the Guarantee Account to no more than 25% of your Contract Value, as determined at the time of allocation. In addition, where permitted by state law, we will refuse new purchase payments or transfers into the Guarantee Account when your assets in the Guarantee
                      Account are equal to or greater than 25% of your Contract
                      Value at the time of allocation. We generally exercise our right to limit or refuse allocations to the Guarantee
                      Account when interest rate periods are low for prolonged periods of time. In addition, we reserve the right to prohibit or limit transfers from the Subaccounts to the Guarantee Account during the six month period following the transfer of any amount from the Guarantee
                      Account to any Subaccount.


TRANSFERS AMONG       You may submit 12 Subaccount transfers each calendar year
THE SUBACCOUNTS       by voice response, Internet, telephone, facsimile, U.S.
                      Mail or overnight delivery service Once such 12
                      Subaccount transfers have been executed a letter will be sent notifying you that you may submit additional transfers only in writing by U.S. Mail or by overnight delivery service. Transfer requests sent by same day mail, courier service, Internet, telephone or facsimile will not be accepted under any circumstances. Once we receive your mailed transfer request, such transfer cannot be cancelled. We also will not cancel transfer requests that have not yet been received, i.e. you may not call or electronically cancel a transfer request sent by U.S. Mail or overnight delivery service. If you wish to change a transfer request sent by U.S. Mail, such change must also be sent in writing by U.S. Mail or by overnight delivery service. We will process that transfer request as of the Valuation Day the new transfer request is received at our Home Office.


                      Currently, we do not charge for transfers. However, we reserve the right to assess a charge of up to $10 per transfer. The minimum transfer amount is $100 or the entire balance in the Subaccount or interest rate guarantee period if the transfer will leave a balance of less than $100.

                      The restrictions and charges listed above do not apply to any:

                         -- transfers made among the Subaccounts pursuant to a
                            Dollar Cost Averaging program or Portfolio
                            Rebalancing program;


                         -- scheduled transfers made to the GIS Subaccount(s)
                            pursuant to the terms of the Guaranteed Income Rider Option or the Guaranteed Income Rollover Rider Option; or



                         -- transfers made among the Subaccounts pursuant to
                            the automatic rebalancing of assets made pursuant to the terms of the Payment Protection Rider Option or the Guaranteed Minimum Withdrawal Benefits Rider Option.


                      Sometimes, we may not honor transfer requests. We may not honor a transfer request if:

                        (1) any Subaccount that would be affected by the
                            transfer is unable to purchase or redeem shares of the Portfolio in which the Subaccount invests;

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




                        (2) the transfer is a result of more than one trade
                            involving the same Subaccount within a 30 day period; or

                        (3) the transfer would adversely affect Accumulation
                            Unit values.

                      We also may not honor transfers made by third parties (see the "Transfers by Third Parties" provision). We will treat all contract owners equally with respect to transfer requests.

                      If a transfer request is not processed, a letter will be sent notifying you that your transfer request was not honored. If we do not honor a transfer request, we will not count that request as a transfer for purposes of the 12 transfers allowed each calendar year as described in the previous section. If you still wish to transfer assets to a specified Subaccount, you must contact our Home Office in accordance with the first paragraph of this section.

                      When thinking about a transfer of assets, you should consider the inherent risks involved. Frequent transfers based on short-term expectations may increase the risk that you will make a transfer at an inopportune time.


TELEPHONE/            All contract owners may make their first 12 transfers in
INTERNET              any calendar year among the Subaccounts or between the
TRANSACTIONS          Subaccounts and the Guarantee Account by calling or
                      electronically contacting us provided we receive written authorization at our Home Office to execute such transactions prior to such request. Transactions that can be conducted over the telephone and Internet include, but are not limited to:


                        (1) the first 12 transfers of assets among the
                            Subaccounts or between the Subaccounts and the Guarantee Account in any calendar year (this includes any changes in purchase payment allocations when such changes include a transfer of assets);

                        (2) Dollar Cost Averaging; and

                        (3) Portfolio Rebalancing.


                      We employ reasonable procedures to confirm that instructions we receive are genuine. Such procedures may include, but are not limited to:



                        (1) requiring you or a third party to provide some form
                            of personal identification before we act on the telephone/Internet instructions;

                        (2) confirming the telephone/Internet transaction in
                            writing to you or a third party you authorized;
                            and/or


                        (3) tape recording telephone instructions or retaining
                            a record of your electronic request.


                      We reserve the right to limit or prohibit telephone and Internet transactions.


                      We may delay making a payment or processing a transfer request if:

                        (1) the disposal or valuation of the Separate Account's
                            assets is not reasonably practicable because the New York Stock Exchange is closed;

                        (2) on nationally recognized holidays, trading is
                            restricted by the New York Stock Exchange;

                        (3) an emergency exists making the disposal or
                            valuation of securities held in the Separate
                            Account impracticable; or

                        (4) the SEC by order permits postponement of payment to
                            protect our owners.

                      Rules and regulations of the SEC will govern as to when the conditions described in (3) and (4) above exist. If we are closed on days when the New York Stock Exchange is open, Contract Value may be affected since owners will not have access to their account.

CONFIRMATION OF       We will not be liable for following instructions that we
TRANSACTIONS          reasonably determine to be genuine. We will send you a
                      confirmation of any transfer we process. You are responsible for verifying transfer confirmations and notifying us of any errors within 30 days of receiving the confirmation statement.


SPECIAL NOTE ON       Please note that the Internet or our telephone system may
RELIABILITY           not always be available. Any computer system or telephone
                      system, whether it is ours, yours, your service provider's, or your registered representative's, can experience unscheduled outages or slowdowns for a variety of reasons. These outages or slowdowns may delay or prevent our processing of your request. Although we have taken precautions to help our systems handle heavy use, we cannot promise complete reliability under all circumstances. If you are experiencing problems, you can make your transaction request by writing our Home Office.


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



TRANSFERS BY          As a general rule and as a convenience to you, we allow
THIRD PARTIES         you to give third parties the right to conduct transfers
                      on your behalf. However, when the same third party possesses this ability on behalf of many owners, the result can be simultaneous transfers involving large amounts of assets. Such transfers can disrupt the orderly management of the Portfolios underlying the contract, can result in higher costs to owners, and are generally not compatible with the long-range goals of owners. We believe that such simultaneous transfers effected by such third parties are not in the best interests of all beneficial shareholders of the Portfolios and the management of the Portfolios share this position.


                      We will institute procedures to assure that the transfer requests that we receive have, in fact, been made by the owners in whose names they are submitted.



SPECIAL NOTE ON       When owners or someone on their behalf submit requests to
FREQUENT              transfer all or a portion of their assets between
TRANSFERS             Subaccounts, the requests result in the purchase and
                      redemption of shares of the Portfolios in which the Subaccounts invest. Frequent Subaccount transfers, therefore, cause corresponding frequent purchases and redemptions of shares of the Portfolios.



                      Frequent purchases and redemptions of shares of the Portfolios can dilute the value of a Portfolio's shares, disrupt the management of the Portfolio's investment portfolio, and increase brokerage and administrative costs. Accordingly, when a contract owner or someone on their behalf engages in frequent Subaccount transfers, other contract owners and persons with rights under the contracts (such as the beneficiaries) may be harmed.



                      To discourage frequent Subaccount transfers, we adopted the policy described above in the "Transfers Among the Subaccounts" section. This policy requires contract owners who request more than 12 Subaccount transfers in a calendar year to submit such requests in writing by U.S. Mail or by overnight delivery service (the "U.S. Mail requirement"). The U.S. Mail requirement creates a delay of at least one day between the time transfer decisions are made and the time such transfers are processed. This delay is intended to discourage frequent Subaccount transfers by limiting the effectiveness of abusive "market timing" strategies (in particular, "time-zone" arbitrage) that rely on "same-day" processing of transfer requests.



                      There can be no assurance that the U.S. Mail requirement will be effective in limiting frequent Subaccount transfers or that we can prevent all frequent Subaccount transfer activity that may adversely affect contract owners, other persons with material rights under the contracts, or Portfolio shareholders generally. For instance, imposing the U.S. Mail Requirement after 12 Subaccount transfer requests may not be restrictive enough to deter contract owners seeking to engage in abusive market timing strategies.

                      We may revise our frequent Subaccount transfer policy and related procedures, at our sole discretion, at any time and without prior notice, as we deem necessary or appropriate to better detect and deter frequent transfer activity that may adversely affect contract owners, other persons with material rights under the contracts, or Portfolio shareholders generally, to comply with state or federal regulatory requirements, or to impose additional or alternative restrictions on contract owners engaging in frequent Subaccount transfers. For example, we may change our procedures to monitor for a different number of transfers within a specified time period or to impose a minimum time period between each transfer. As discussed above in the "Transfers Among the Subaccounts" section, we may not honor transfer requests if any Subaccount that would be affected by the transfer is unable to purchase or redeem shares of the Portfolio in which the Subaccount invests, the transfer is a result of more than one trade involving the same Subaccount within a 30 day period, or the transfer would adversely affect Accumulation Unit values. As also discussed above, to the extent necessary to reduce the adverse effects of simultaneous Subaccount transfers made by third parties who make transfers on behalf of multiple contract owners, we may not honor such transfer requests.



                      Each of the Portfolios in which the Subaccounts invest may have its own policies and procedures with respect to frequent purchases and redemption of Portfolio shares. The prospectuses for the Portfolios describe any such policies and procedures. The frequent trading policies and procedures of a Portfolio may be different, and more or less restrictive, than the frequent trading policies and procedures of other Portfolios and the policies and procedures we have adopted to discourage frequent Subaccount transfers. Contract owners should be aware that we may not have the contractual obligation nor the operational capability to monitor contract owners' Subaccount transfer requests and apply the frequent trading policies and procedures of the respective Portfolios that would be affected by the transfers. Accordingly, contract owners and other persons who have material rights under the contracts should assume that the sole protection they may have against potential harm from frequent Subaccount transfers is the protection, if any, provided by the policies and procedures we have adopted to discourage frequent Subaccount transfers.



                      Contract owners and other persons with material rights under the contracts also should be aware that the purchase and redemption orders received by the Portfolios generally are "omnibus" orders from intermediaries such as retirement plans or separate accounts funding variable insurance contracts. These omnibus orders reflect the aggregation and netting of multiple orders from individual retirement plan participants and/or individual owners of variable insurance contracts. The omnibus nature of these orders may limit the Portfolios' ability to apply their respective frequent trading policies and procedures. We cannot guarantee that the Portfolios will not be harmed by transfer activity relating to the retirement plans and/or other insurance companies that may invest in the Portfolios. In addition, if a Portfolio believes an omnibus order we submit may reflect one or more Subaccount transfer requests from contract owners engaged in frequent transfer activity, the Portfolio may reject the entire omnibus order and thereby interfere with our ability to satisfy our contractual obligations to contract owners.



                      We apply our policies and procedures without exception, waiver, or special arrangement.


DOLLAR COST           The Dollar Cost Averaging program permits you to
AVERAGING             systematically transfer on a monthly or quarterly basis a
PROGRAM               set dollar amount from the Subaccount investing in the GE
                      Investments Funds, Inc. -- Money Market Fund, the Dreyfus
                      Variable Investment Fund -- Money Market Portfolio and/or the Guarantee Account to any combination of other
                      Subaccounts (as long as the total number of Subaccounts used does not exceed the maximum number allowed under the contract). The Dollar Cost Averaging method of investment is designed to reduce the risk of making purchases only when the price of units is high, but you should carefully consider your financial ability to continue the program over a long enough period of time to purchase
                      Accumulation Units when their value is low as well as when it is high. Dollar Cost Averaging does not assure a profit or protect against a loss.

                      You may participate in the Dollar Cost Averaging program:

                        (1) by electing it on your application;

                        (2) by contacting an authorized sales representative; or

                        (3) by calling us at (800) 352-9910.

                      To use the program, you must transfer at least $100 from the Subaccount investing in the GE Investments Funds, Inc. -- Money Market Fund, the Dreyfus Variable Investment Fund -- Money Market Portfolio and/or interest rate guarantee period with each transfer.

                      The Dollar Cost Averaging program will begin 30 days after we receive all required forms with your instructions and any necessary purchase payment, unless we allow an earlier date. We will discontinue your participation in the Dollar Cost Averaging program:

                         . on the business day we receive your request to
                           discontinue the program in writing or by telephone (assuming we have your telephone authorization form on file); or

                         . when the assets in the Subaccount investing in the
                           GE Investments Fund, Inc. -- Money Market Fund, the Dreyfus Variable Investment Fund -- Money Market Portfolio and/or interest rate guarantee period from which transfers are being made are depleted.

                      If you Dollar Cost Average from the Guarantee Account, we reserve the right to determine the amount of each automatic transfer. We reserve the right to transfer any remaining portion of an allocation used for Dollar Cost Averaging to a new guarantee period upon termination of the Dollar Cost Averaging program for that allocation. You may not transfer from one interest rate guarantee period to another interest rate guarantee period.

                      We also reserve the right to credit a higher rate of interest on purchase payments allocated to the Guarantee Account that participate in the Dollar Cost Averaging program. We refer to this higher rate of interest as enhanced Dollar Cost Averaging. The Dollar Cost Averaging program and/or enhanced Dollar Cost Averaging program may not be available in all states and in all markets or through all broker-dealers who sell the contracts. If you terminate the Dollar Cost Averaging program prior to the depletion of assets from the Guarantee Account, we have the right to credit the remaining assets in the Guarantee Account the current interest rate being credited to all other Guarantee Account assets not participating in the enhanced Dollar Cost Averaging program as of that Valuation Day. In addition, for contracts issued on or after the later of September 2, 2003, or the date on which state insurance authorities approve applicable contract modifications, if you terminate your Dollar Cost Averaging program prior to the depletion of assets in the Guarantee Account, we may limit the amount that may allocated to the Guarantee Account. If we exercise this right, we guarantee that the amount limited will be the same as the amount limited for those contracts not participating in a Dollar Cost Averaging program as of the date you terminate your Dollar Cost Averaging program.

                      There is no additional charge for Dollar Cost Averaging. A transfer under this program is not a transfer for purposes of assessing a transfer charge or calculating the minimum number of transfers we may allow in a calendar year.

                      We may, from time to time, offer various Dollar Cost Averaging programs. We reserve the right to discontinue new Dollar Cost Averaging programs or to modify such programs at any time and for any reason. We also reserve the right to prohibit simultaneous Dollar Cost Averaging and Systematic Withdrawals.

                      Dollar Cost Averaging is not available if you have elected the Payment Protection Rider or the Guaranteed Minimum Withdrawal Benefit Rider and you are allocating assets in accordance with the prescribed Investment Strategy.

                      Owners considering participating in a Dollar Cost Averaging program should call (800) 352-9910 or an authorized sales representative to verify the availability of Dollar Cost Averaging.


PORTFOLIO             Once your purchase payment has been allocated among the
REBALANCING           Subaccounts, the performance of each Subaccount may cause
PROGRAM               your allocation to shift. You may instruct us to
                      automatically rebalance (on a quarterly, semi-annual or annual basis) your assets among the Subaccounts to return to the percentages specified in your allocation instructions. Your percentage allocations must be in whole percentages. The program does not include allocations to the Guarantee Account. You may elect to participate in the Portfolio Rebalancing program at any time by completing the Portfolio Rebalancing form. You may not participate in the Portfolio Rebalancing program if you have elected the Payment Protection Rider or the Guaranteed Minimum Withdrawal Benefit Rider and you are allocating assets in accordance with the prescribed
                      Investment Strategy.


                      Subsequent changes to your percentage allocations may be made at any time by written or telephone instructions to our Home Office. Once elected, Portfolio Rebalancing remains in effect from the date we receive your written request until you instruct us to discontinue Portfolio Rebalancing. There is no additional charge for using Portfolio Rebalancing, and we do not consider Portfolio Rebalancing a transfer for purposes of assessing a transfer charge or calculating the maximum number of transfers permitted in a calendar year. We reserve the right to discontinue offering the Portfolio Rebalancing program at any time and for any reason. We will discontinue your participation in Portfolio Rebalancing if:

                         . You elected the Payment Protection Rider or the
                           Guaranteed Minimum Withdrawal Benefit Rider at the time of application; and

                         . You reset your benefit by reallocating assets in
                           accordance with a prescribed Investment Strategy following a period of allocating assets outside of the prescribed Investment Strategy.

                      We will discontinue your participation as of the Valuation Day the reset occurs. Portfolio Rebalancing does not guarantee a profit or protect against a loss.

GUARANTEE             You may instruct us to transfer interest earned on your
ACCOUNT               assets in the Guarantee Account (if available) to the
INTEREST SWEEP        Subaccounts to which you are allocating purchase
PROGRAM               payments, in accordance with your allocation instructions
                      in effect on the date of the transfer any time before the Annuity Commencement Date. You must specify the frequency of the transfers (either monthly, quarterly, semi-annually, or annually).

                      The minimum amount in the Guarantee Account required to elect this option is $1,000, but may be reduced at our discretion. The transfers under this program will take place on the last calendar day of each period.

                      You may participate in the interest sweep program at the same time you participate in either the Dollar Cost Averaging program or the Portfolio Rebalancing program. If any interest sweep transfer is scheduled for the same day as a Portfolio Rebalancing transfer, we will process the interest sweep transfer first.

                      We may limit the amount you may transfer from the Guarantee Account to the Subaccounts for any particular allocation. See the "Transfers" provision in this prospectus. We will not process an interest sweep transfer if that transfer would exceed the amount permitted to be transferred.

                      You may cancel your participation in the interest sweep program at any time by writing or calling our Home Office at the address or telephone number listed on page 1 of this prospectus. We will automatically cancel your participation in the program if your assets in the Guarantee Account are less than $1,000 or such lower amount as we may determine. You may not participate in the Guarantee Account Interest Sweep program if you have elected the Payment Protection Rider or the Guaranteed Minimum Withdrawal Benefit Rider and you are allocating assets in accordance with the prescribed Investment Strategy. We will discontinue your participation in the Guarantee Account Interest Sweep program if:

                         . You elected the Payment Protection Rider or the
                           Guaranteed Minimum Withdrawal Benefit Rider at the time of application; and

                         . You reset your benefit by reallocating assets in
                           accordance with a prescribed Investment Strategy following a period of allocating assets outside the prescribed Investment Strategy.

                      There is no additional charge for the interest sweep program. We do not consider interest sweep transfers a transfer for purposes of assessing a transfer charge or for calculating the maximum number of transfers permitted in a calendar year. The interest sweep program does not assure a profit or protect against a loss.

Surrenders and Partial Withdrawals


SURRENDERS AND        For contracts issued on or after the later of September
PARTIAL               2, 2003, or the date on which state insurance authorities
WITHDRAWALS           approve applicable contract modifications, partial
                      withdrawals from the Subaccounts may further reduce or restrict the amount that may be allocated to the Guarantee Account (see "The Guarantee Account" provision in this prospectus).


                      We will allow you to surrender your contract or to withdraw a portion of your Contract Value at any time before the Annuity Commencement Date upon your written request, subject to the conditions discussed below.

                      We will not permit a partial withdrawal that is less than $100 or a partial withdrawal that would reduce your Contract Value to less than $1,000. If your partial withdrawal request would reduce your Contract Value to less than $1,000, we will surrender your contract in full. Different limits and other restrictions may apply to Qualified Contracts.

                      The amount payable on surrender of the contract is the Surrender Value at the end of the Valuation Period during which we receive the request. The Surrender Value equals:

                        (1) the Contract Value (after deduction of any charge
                            for the optional rider(s) and annual contract charge, if applicable) on the Valuation Day we receive a request for surrender; less

                        (2) any applicable surrender charge; less

                        (3) any applicable premium tax.

                      We may pay the Surrender Value in a lump sum or under one of the optional payment plans specified in the contract, based on your instructions.


                      If you are taking a partial withdrawal, you may indicate, in writing or by calling our Home Office, from which Subaccounts or interest rate guarantee periods we are to take your partial withdrawal. If you do not so specify, we will deduct the amount of the partial withdrawal first from the Subaccounts (excluding the GIS Subaccount(s) if the Guaranteed Income Rider or the Guaranteed Income Rollover Rider is elected at the time of application) on a pro-rata basis, in proportion to your assets in the Separate Account. If you elect the Payment Protection Rider or the Guaranteed Minimum Withdrawal Benefit Rider and take a partial withdrawal, we will rebalance the Contract Value to the Subaccounts in accordance with the allocation of Contract Value in effect prior to the partial withdrawal, unless you instruct us otherwise. If, after a partial withdrawal and such instructions, your Contract Value is not allocated in accordance with the prescribed Investment Strategy, the benefit you receive under the rider may be reduced. We will deduct any remaining amount from the Guarantee Account. We will take deductions from the Guarantee Account from the amounts (including any interest credited to such amounts) which have been in the Guarantee Account for the longest period of time. If the Guaranteed Income Rider or the Guaranteed Income Rollover Rider is elected at the time of application, withdrawals will then be deducted from the GIS Subaccount(s) from the segment that has been in effect for the shortest period of time.


                      When taking a partial withdrawal, any applicable surrender charges and/or applicable premium tax will be taken from the amount withdrawn, unless otherwise requested.

                      We may delay making a payment if:

                        (1) the disposal or valuation of the Separate Account's
                            assets is not reasonably practicable because the New York Stock Exchange is closed;

                        (2) on nationally recognized holidays, trading is
                            restricted by the New York Stock Exchange;

                        (3) an emergency exists making the disposal or
                            valuation of securities held in the Separate
                            Account impracticable; or

                        (4) the SEC by order permits postponement of payment to
                            protect our owners.

                      Rules and regulations of the SEC will govern as to when the conditions described in (3) and (4) above exist. If we are closed on days when the New York Stock Exchange is open, Contract Value may be affected since owners will not have access to their account.

                      Please remember that partial withdrawals (including partial withdrawals immediately allocated to a Scheduled Purchase Payment Variable Deferred Annuity through an approved Annuity Cross Funding Program, as well as partial withdrawals taken pursuant to the terms of the Guaranteed Minimum Withdrawal Benefit) will reduce your death benefit by the proportion that the partial withdrawal (including any applicable surrender charges and premium taxes assessed) reduces your Contract Value. See the "Death of Owner and/or Annuitant" provision in this prospectus.

                      Partial withdrawals and surrenders may also be subject to income tax and, if taken prior to age 59 1/2, a 10% additional IRS penalty tax. See the "Federal Tax Matters" provision in this prospectus.

RESTRICTIONS ON       Section 830.105 of the Texas Government Code permits
DISTRIBUTIONS         participants in the Texas Optional Retirement Program to
FROM CERTAIN          withdraw their interest in a variable annuity contract
CONTRACTS             issued under the Texas Optional Retirement Program only
                      upon:

                        (1) termination of employment in the Texas public
                            institutions of higher education;

                        (2) retirement;

                        (3) death; or

                        (4) the participant's attainment of age 70 1/2.

                      If your contract is issued to a Texas Optional Retirement Plan, you must furnish us proof that one of these four events has occurred before we distribute any amounts from your contract.


SYSTEMATIC            For contracts issued on or after September 2, 2003, or
WITHDRAWAL            the date on which state insurance authorities approve
PROGRAM               applicable contract modifications, taking systematic
                      withdrawals from the Subaccounts may further reduce or restrict the amount that may be allocated to the Guarantee Account (see "The Guarantee Account" provision in this prospectus).


                      The Systematic Withdrawal program allows you to take Systematic Withdrawals of a specified dollar amount (in equal installments of at least $100) on a monthly, quarterly, semi-annual or annual basis. Your payments can begin at any time after 30 days from the date your contract is issued (unless we allow an earlier date). To participate in the program, your Contract Value must initially be at least $5,000 and you must complete our Systematic Withdrawal form. You can obtain the form from an authorized sales representative or our Home Office.


                      Your Systematic Withdrawals in a contract year may not exceed the amount which is not subject to a surrender charge. (See the "Surrender Charge" provision.) We will deduct the Systematic Withdrawal amounts first from any gain in the contract and then from purchase payments made. You may provide specific instructions as to the Subaccounts (excluding the GIS Subaccount(s) if the Guaranteed Income Rider or the Guaranteed Income Rollover Rider is elected at the time of application) and/or interest rate guarantee periods from which we are to take the Systematic Withdrawals. If you have not provided specific instructions, or if your specific instructions cannot be carried out, we will process the withdrawals by cancelling Accumulation Units on a pro-rata basis from all of the Subaccounts (excluding the GIS Subaccount(s) if the Guaranteed Income Rider or the Guaranteed Income Rollover Rider is elected at the time of application) in which you have an interest. To the extent that your assets in the Separate Account are not sufficient to accomplish the withdrawal, we will take the withdrawal from any assets you have in the Guarantee Account. We will take deductions from the Guarantee Account from the amounts (including interest credited to such amounts) that have been in the Guarantee Account for the longest period of time. If the Guaranteed Income Rider or the Guaranteed Income Rollover Rider is elected at the time of application, any remaining amounts will be taken from the GIS Subaccount(s) from the segment that has been in effect for the shortest period of time.

                      After your Systematic Withdrawals begin, you may change the frequency and/or amount of your payments, subject to the following:

                         . you may request only one such change in a calendar
                           quarter; and

                         . if you did not elect the maximum amount you could
                           withdraw under this program at the time you elected the current series of Systematic Withdrawals, then you may increase the remaining payments up to the maximum amount.

                      A Systematic Withdrawal program will terminate automatically when a Systematic Withdrawal would cause the remaining Contract Value to be less than $1,000. If a Systematic Withdrawal would cause the Contract Value to be less than $1,000, then we will not process that Systematic Withdrawal transaction. If any of your Systematic Withdrawals would be or become less than $100, we reserve the right to reduce the frequency of payments to an interval that would result in each payment being at least $100. You may discontinue Systematic Withdrawals at any time by notifying us in writing at our Home Office or by telephone. You may request that we pay any remaining payments in a lump sum. See the "Requesting Payments" provision in this prospectus.

                      Each Systematic Withdrawal is subject to Federal income taxes on any portion considered gain for tax purposes. In addition, you may be assessed a 10% IRS penalty tax on Systematic Withdrawals if you are under age 59 1/2 at the time of the withdrawal.


                      Both partial withdrawals at your specific request and withdrawals under a Systematic Withdrawal program will count toward the limit of the amount that you may withdraw in any contract year free of any surrender charges under the free withdrawal privilege. See the "Surrender Charge" provision in this prospectus. In addition, if you elect the Guaranteed Minimum Withdrawal Benefit Rider, partial withdrawals and withdrawals under a Systematic Withdrawal program may reduce the amount of the guaranteed minimum withdrawal benefit you are eligible to receive under the terms of the rider. See the "Guaranteed Minimum Withdrawal Benefit Rider Option" provision below. Your Systematic Withdrawal amount may be affected if you take an additional partial withdrawal.


                      Systematic Withdrawals (including any Systematic Withdrawal immediately allocated to a Scheduled Purchase Payment Variable Deferred Annuity through an approved Annuity Cross Funding Program, as well as partial withdrawals taken pursuant to the terms of the Guaranteed Minimum Withdrawal Benefit) will reduce your death benefit by the proportion that each Systematic Withdrawal (including any applicable surrender charges and premium taxes assessed) reduces your Contract Value. See the "Death of Owner and/or Annuitant" provision in this prospectus.

                      There is no charge for participation in the Systematic Withdrawal program, however, we reserve the right to prohibit participation in Systematic Withdrawal and Dollar Cost Averaging programs at the same time. We also reserve the right to discontinue and/or modify the Systematic Withdrawal program upon 30 days written notice to owners.


GUARANTEED            The Guaranteed Minimum Withdrawal Benefit Rider Option
MINIMUM               may not be available in all states or in all markets.
WITHDRAWAL            This rider may be referred to as the "GE Guaranteed
BENEFIT RIDER         Withdrawal Advantage/SM/" in our marketing materials. We
OPTION                reserve the right to discontinue offering the Guaranteed
                      Minimum Withdrawal Benefit Rider Option at any time and for any reason. This rider provides for a guaranteed minimum withdrawal benefit. If you wish to elect this rider, you must do so at the time of application.


INVESTMENT STRATEGY   In order to receive the full benefit provided by this
                      rider, you must invest all purchase payments and allocations in accordance with a prescribed Investment
                      Strategy. If you do not allocate all assets in accordance with the prescribed Investment Strategy, your benefit will be reduced by 50%. Even if your benefit is reduced, you will continue to pay the full amount charged for the rider.

                      Investment Strategies may change from time to time. You may allocate your assets in accordance with your Investment Strategy prescribed at the time the contract was issued, or in accordance with the Investment Strategy in effect at the time you reset your benefit. Therefore, you may have assets allocated to an Investment Strategy that is different than the Investment Strategy described in this prospectus. Your ability to choose different Investment Strategies is limited, as described below.


                      The Investment Strategy includes specific Designated Subaccounts, as well as an Asset Allocation Model. The current Investment Strategy (effective as of April 29,
                      2005) is as follows:



                        (1) owners may allocate assets to the following
                            Designated Subaccounts:



                            Fidelity Variable Insurance Products Fund -- VIP Asset Manager/SM/ Portfolio --Service Class 2;



                            Franklin Templeton Variable Insurance Products Trust -- Franklin Income Securities Fund -- Class 2 Shares;



                            GE Investments Funds, Inc. -- Total Return Fund;



                            Janus Aspen Series -- Balanced Portfolio -- Service Shares;

                            MFS(R) Variable Insurance Trust -- MFS(R) Total Return Series -- Service Class Shares;



                            Merrill Lynch Variable Series Funds,
                            Inc. -- Merrill Lynch Global Allocation V.I.
                            Fund -- Class III Shares;



                            Oppenheimer Variable Account Funds -- Oppenheimer Balanced Fund/NA --Service Shares; and/or



                            Salomon Brothers Variable Series Funds
                            Inc -- Salomon Brothers Variable Total Return Fund -- Class II; and or



                        (2) owners may allocate assets in accordance with the
                            following Asset Allocation Model (when allocating to the model, one or more available Portfolios may be used as long as allocated assets equal the percentages prescribed):



    CATEGORY         PERCENTAGE              AVAILABLE SUBACCOUNTS
    ----------------------------------------------------------------------------
    LARGE CAP GROWTH      %     AIM Variable Insurance Funds -- AIM V.I.
                                  Premier Equity Fund -- Series I Shares
                                AllianceBernstein Variable Products Series
                                  Fund, Inc. -- AllianceBernstein Premier
                                  Growth Portfolio -- Class B
                                American Century Variable Portfolios, Inc. -- VP
                                  Ultra Fund -- Class I
                                The Dreyfus Socially Responsible Growth Fund,
                                  Inc. -- Initial Shares
                                Fidelity Variable Insurance Products Fund -- VIP
                                  Growth Portfolio -- Service Class 2
                                Franklin Templeton Variable Insurance Products
                                  Trust -- Franklin Large Cap Growth Securities
                                  Fund -- Class 2 Shares
                                Greenwich Street Series Fund -- Salomon
                                  Brothers Variable Aggressive Growth Fund --
                                  Class II
                                MFS(R) Variable Insurance Trust -- MFS(R)
                                  Investors Growth Stock Series -- Service
                                  Class Shares
                                Nations Separate Account Trust -- Nations
                                  Marsico Growth Portfolio
                                The Prudential Series Fund, Inc. -- Jennison
                                  Portfolio -- Class II
    ----------------------------------------------------------------------------

    CATEGORY        PERCENTAGE               AVAILABLE SUBACCOUNTS
    ----------------------------------------------------------------------------
    LARGE CAP VALUE      %     AIM Variable Insurance Funds -- AIM V.I. Basic
                                 Value Fund -- Series II Shares
                               AllianceBernstein Variable Products Series
                                 Fund, Inc. -- AllianceBernstein Growth and
                                 Income Portfolio -- Class B
                               American Century Variable Portfolios, Inc. -- VP
                                 Income & Growth Fund -- Class I
                               Fidelity Variable Insurance Products Fund -- VIP
                                 Equity-Income Portfolio -- Service Class 2
                               Merrill Lynch Variable Series Funds, Inc. --
                                 Merrill Lynch Basic Value V.I. Fund -- Class
                                 III Shares
                               Salomon Brothers Variable Series Funds Inc --
                                 Salomon Brothers Variable All Cap Fund --
                                 Class II
                               Scudder Variable Series II -- SVS Dreman High
                                 Return Equity Portfolio -- Class B Shares
                               Van Kampen Life Investment Trust -- Comstock
                                 Portfolio -- Class II Shares
    ----------------------------------------------------------------------------
    MID CAP              %     Dreyfus Investment Portfolios -- MidCap Stock
                                 Portfolio -- Initial Shares
                               Fidelity Variable Insurance Products Fund -- VIP
                                 Mid Cap Portfolio -- Service Class 2
                               GE Investments Funds, Inc. -- Mid-Cap Equity
                                 Fund (formerly, Mid-Cap Value Equity Fund)
                               Goldman Sachs Variable Insurance Trust --
                                 Goldman Sachs Mid Cap Value Fund
                               J.P. Morgan Series Trust II -- Mid Cap Value
                                 Portfolio
    ----------------------------------------------------------------------------
    SMALL CAP            %     GE Investments Funds, Inc. -- Small-Cap Value
                                 Equity Fund
                               Merrill Lynch Variable Series Funds, Inc. --
                                 Merrill Lynch Value Opportunities V.I. Fund --
                                 Class III Shares (formerly, Merrill Lynch Small
                                 Cap Value V.I. Fund)
                               MFS(R) Variable Insurance Trust -- MFS(R) New
                                 Discovery Series -- Service Class Shares
                               Oppenheimer Variable Account Funds --
                                 Oppenheimer Main Street Small Cap Fund/
                                 VA -- Service Shares
                               Scudder Variable Series II -- SVS Dreman
                                 Small Cap Value Portfolio -- Class B Shares
    ----------------------------------------------------------------------------

    CATEGORY         PERCENTAGE              AVAILABLE SUBACCOUNTS
    ----------------------------------------------------------------------------
    INTERNATIONAL         %     AIM Variable Insurance Funds -- AIM V.I.
                                  International Growth Fund -- Series II Shares
                                AllianceBernstein Variable Products Series
                                  Fund, Inc. -- AllianceBernstein International
                                  Value Portfolio  -- Class B
                                American Century Variable Portfolios, Inc. -- VP
                                  International Fund -- Class I
                                Franklin Templeton Variable Insurance Products
                                  Trust -- Templeton Foreign Securities
                                  Fund -- Class 2 Shares
                                J.P. Morgan Series Trust II -- International
                                  Equity Portfolio
                                Nations Separate Account Trust -- Nations
                                  Marsico International Opportunities Portfolio
    ----------------------------------------------------------------------------
    HIGH-YIELD            %     Federated Insurance Series -- Federated High
                                  Income Bond Fund II -- Service Shares
                                PIMCO Variable Insurance Trust -- High Yield
                                  Portfolio -- Administrative Class Shares
    ----------------------------------------------------------------------------
    BONDS                 %     American Century Variable Portfolios II, Inc. --
                                  VP Inflation Protection Fund -- Class II
                                GE Investments Funds, Inc. -- Income Fund
                                J.P. Morgan Series Trust II -- Bond Portfolio
                                PIMCO Variable Insurance Trust -- Long-Term
                                  U.S. Government Portfolio -- Administrative
                                  Class Shares
                                PIMCO Variable Insurance Trust -- Total Return
                                  Portfolio -- Administrative Class Shares
    ----------------------------------------------------------------------------
    SHORT-TERM BONDS      %     PIMCO Variable Insurance Trust -- Low
                                  Duration Portfolio -- Administrative Class
                                  Shares
    ----------------------------------------------------------------------------
    CASH EQUIVALENTS      %     Dreyfus Variable Investment Fund -- Money
                                  Market Portfolio
                                GE Investments Funds, Inc. -- Money Market
                                  Fund
    ----------------------------------------------------------------------------



                      Shares of a Portfolio may become unavailable under the contract for new purchase payments, transfers, and asset rebalancing. As a result, shares of a Portfolio may also become unavailable under your Investment Strategy. Investment Strategies may be modified to respond to such events by removing unavailable Portfolios and adding new Portfolios (and Subaccounts) as appropriate. Because such changes may affect your allocation instructions and asset rebalancing, you will need to provide updated allocation instructions to comply with the modified Investment Strategy. If you do not provide updated instructions and thereafter your assets are not allocated or invested in accordance with the modified Investment Strategy, your benefit under the rider will be reduced by 50%.


                      If you choose to allocate Contract Value to the Designated Subaccounts option, you must specify the percentage to invest in each Designated Subaccount. If you choose to allocate Contract Value to the Asset Allocation Model option, any percentage of Contract Value invested must first be divided into categories in accordance with the percentages shown above. Within each category, you must then specify the percentage of assets to allocate in one or more of the available Subaccounts.

                      On a monthly basis, we will rebalance your Contract Value to the Subaccounts in accordance with the percentages that you have chosen. In addition, on any Valuation Day after any transaction involving a withdrawal, receipt of a purchase payment or a transfer of Contract Value, we will rebalance Contract Value to the Subaccounts in accordance with the percentages that you have chosen, unless you instruct us otherwise.

                      On the first Valuation Day that you choose not to follow the Investment Strategy, the guaranteed amount available for withdrawal will be reduced by 50%. As a result, your available benefit will also be reduced. You may reset your benefit on the next available reset date as described below.

GUARANTEED MINIMUM    If you:
WITHDRAWAL BENEFIT
                         . allocate all Contract Value to the prescribed
                           Investment Strategy; and

                         . limit total gross withdrawals in a Benefit Year to
                           an amount less than or equal to the Withdrawal Limit;

                      you will be eligible to receive total gross withdrawals at least equal to your protected amount, even if your Contract Value reduces to zero. A gross withdrawal is an amount withdrawn from Contract Value including any surrender charge, any taxes withheld and/or any premium taxes.

                      The Withdrawal Limit is calculated on each Valuation Day. The Withdrawal Limit is equal to (a) multiplied by (b), where:

                        (a) is the protected amount; and

                        (b) is the withdrawal factor for the wait period.

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




                      The wait period is the number of completed months from the later of the Benefit Date and the Valuation Day of the most recent purchase payment to the Valuation Day of the first withdrawal after that date.

                      Your protected amount is used to calculate the Withdrawal Limit, which is the total amount you may withdraw in a Benefit Year without reducing the benefits provided under this rider. Your initial protected amount equals purchase payments applied to the contract on the Contract Date. The protected amount does not change unless:

                         . an additional purchase payment is applied to your
                           protected amount; or

                         . you elect to reset the protected amount.

                      Your protected amount can never exceed $2,000,000. This maximum amount applies to all contracts that you own with us and our affiliated companies.

                      Your initial Remaining Amount is equal to your initial protected amount.

SUBSEQUENT PURCHASE   Any additional purchase payment applied to your contract
PAYMENTS              will adjust your protected amount and Remaining Amount.
                      If you have allocated assets in accordance with the prescribed Investment Strategy since the Benefit Date, the protected amount and Remaining Amount will be increased by the subsequent purchase payment. Otherwise, both the protected amount and the Remaining Amount will be increased by (a) minus (b), where:

                        (a) is the purchase payment; and

                        (b) is the purchase payment multiplied by 50%.

                      We reserve the right to not adjust protected amounts and Remaining Amounts for any additional purchase payments.

RESET On any monthly anniversary after five complete years from your Benefit Date, you may elect to reset your benefit and to participate in the Investment Strategy available at that time, provided we receive written notice of your election. If you do, we will as of that reset date:

                         . reset the protected amount and Remaining Amount to
                           equal your Contract Value;

                         . reset the charge for this rider (the new charge,
                           which may be higher than your previous charge, will never exceed an annual rate of 1.00%); and

                         . reset the Investment Strategy to the current
                           Investment Strategy.

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




                      We reserve the right to limit the next available reset date to an anniversary on or after five complete years from the Benefit Date.

WITHDRAWALS           If a gross withdrawal, plus all prior gross withdrawals
                      in a Benefit Year, is less than or equal to the Withdrawal Limit, the Remaining Amount is reduced by the gross withdrawal.

                      If a gross withdrawal plus all prior gross withdrawals in a Benefit Year is in excess of the Withdrawal Limit, your Remaining Amount is reduced, causing a reduction in your total benefits provided under this rider. The new Remaining Amount equals the lesser of (a) and (b), where:

                        (a) is the Contract Value after the gross withdrawal;
                            and

                        (b) is the prior Remaining Amount less the gross
                            withdrawal.

                      If the total gross withdrawals in a Benefit Year is less than or equal to the Withdrawal Limit, we will waive any surrender charge on the gross withdrawals.

                      Your Contract Value after taking a withdrawal may be less REDUCTION IN CONTRACT than the amount required to keep your contract in effect.
VALUE In this event, your contract and any other riders and endorsements will terminate and the following will occur:


                         . If the Withdrawal Limit is less than or equal to
                           $100, we will pay you the greater of the Remaining Amount or Contract Value in a lump sum.



                         . If the Withdrawal Limit is greater than $100, we
                           will issue you a supplemental contract. We will continue to pay you the Withdrawal Limit until you have received the greater of the Remaining Amount or Contract Value as determined on the Valuation Day the supplemental contract was issued. We will make payments monthly unless agreed otherwise. If the monthly amount is less than $100, we will reduce the frequency so that the payment received will be at least $100.


WHEN THIS RIDER IS    This rider must be elected at application. The rider will
EFFECTIVE             remain in effect while the contract is in force and
                      before income payments begin. This rider may not be terminated prior to the Annuity Commencement Date. On the Annuity Commencement Date, this rider, and the benefits you are eligible to receive thereunder, will terminate.

OWNERSHIP AND CHANGE  We must approve any assignment or sale of this contract
OF OWNERSHIP          unless the assignment is a court ordered assignment.

                      If you marry after issue, you may add your spouse as a Joint Owner and Joint Annuitant or as a Joint Annuitant only, subject to our approval.

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




SPOUSAL CONTINUATION  If the designated beneficiary is a surviving spouse who elects to continue the contract as the new owner, this rider will continue.


                      Proceeds that were transferred to the GE Investments Funds, Inc. -- Money Market Fund or the Dreyfus Variable Investment Fund -- Money Market Portfolio upon the death of the owner will be reallocated to the Investment Strategy, if applicable, and the asset percentages then in effect at the time of the death of the owner. Such reallocations will not be counted as a transfer for the purpose of the number of transfers allowed under the contract in a calendar year.


EXAMPLES The following examples show how the Guaranteed Minimum Withdrawal Benefit Rider works based on hypothetical values. They are not intended to depict investment performance of the contract.

                      The first example assumes:

                        (1) the owner purchases the contract for $100,000;

                        (2) the owner makes no additional purchase payments;

                        (3) all Contract Value is allocated in accordance with
                            the prescribed Investment Strategy at all times;

                        (4) the contract earns a net return of -2%; and

                        (5) the owner takes partial withdrawals equal to the
                            Withdrawal Limit (which is $7,000, or 7% of the protected amount) beginning in each Benefit Year until the Remaining Amount is exhausted.

                          Withdrawals
    Contract Value -        Taken -   Contract Value -   Protected    Remaining
    Beginning of Year     End of Year   End of Year       Amount       Amount
 ------------------------------------------------------------------------------
                $100,000    $7,000        $91,000         $100,000    $  93,000
                  91,000     7,000         82,180                        86,000
                  82,180     7,000         73,536                        79,000
                  73,536     7,000         65,066                        72,000
                  65,066     7,000         56,764                        65,000
                  56,764     7,000         48,629                        58,000
                  48,629     7,000         40,656                        51,000
                  40,656     7,000         32,843                        44,000
                  32,843     7,000         25,186                        37,000
                  25,186     7,000         17,683                        30,000
                  17,683     7,000         10,329                        23,000
                  10,329     7,000          3,123                        16,000
                   3,123     7,000             --                         9,000
                      --     7,000             --                         2,000
                      --     2,000             --                            --
                                                       Total Received $100,000
 ------------------------------------------------------------------------------

                      This next example assumes:

                        (1) the owner purchases the contract for $100,000;

                        (2) the owner makes no additional purchase payments;

                        (3) all Contract Value is allocated in accordance with
                            the prescribed Investment Strategy at all times;

                        (4) the contract earns a net return of -2%; and

                        (5) the owner takes no partial withdrawals in the first
                            five Benefit Years and then takes partial withdrawals equal to the Withdrawal Limit (which is $10,000, or 10% of the protected amount) beginning in the sixth Benefit Year until the Remaining Amount is exhausted.

                      Withdrawals
    Contract Value -    Taken -   Contract Value -   Protected    Remaining
    Beginning of Year End of Year   End of Year       Amount       Amount
    -----------------------------------------------------------------------
        $100,000             --       $98,000         $100,000    $100,000
          98,000             --        96,040                      100,000
          96,040             --        94,119                      100,000
          94,119             --        92,237                      100,000
          92,237             --        90,392                      100,000
          90,392        $10,000        78,584                       90,000
          78,584         10,000        67,013                       80,000
          67,013         10,000        55,672                       70,000
          55,672         10,000        44,559                       60,000
          44,559         10,000        33,668                       50,000
          33,668         10,000        22,994                       40,000
          22,994         10,000        12,534                       30,000
          12,534         10,000            --                       20,000
              --         10,000            --                       10,000
              --         10,000            --                           --
                                                   Total Received $100,000
    -----------------------------------------------------------------------


ANNUITY CROSS         The Annuity Cross Funding Program is not available to
FUNDING               contracts issued on or after August 17, 2004.
PROGRAM
                      This section of the prospectus describes a program that may permit you (if you are eligible) to purchase this contract and use it to make payments to a Scheduled
                      Purchase Payment Variable Deferred Annuity issued by GE
                      Life and Annuity Assurance Company. We refer to the program as the "Annuity Cross Funding Program" because you systematically withdraw amounts from this annuity contract (referred to as the "Funding Annuity") to make payments to the Scheduled Purchase Payment Variable
                      Deferred Annuity Contract.

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




                      What is the Annuity Cross Funding Program? Subject to our prior approval, you may arrange to take Systematic Withdrawals and immediately allocate that withdrawal to the Scheduled Purchase Payment Variable Deferred Annuity Contract issued by us. We will not assess surrender charges on withdrawals that are allocated to the Scheduled Purchase Payment Variable Deferred Annuity as part of the Annuity Cross Funding Program, however, such withdrawals will reduce proportionally any death benefit available. See the "Death Benefit" provision. Systematic Withdrawals that are used in conjunction with the Annuity Cross Funding Program do not count toward the limit that you may withdraw in any contract year pursuant to your free withdrawal privilege.

                      How does the Annuity Cross Funding Program work? To participate in the Annuity Cross Funding Program, you must satisfy certain eligibility requirements and receive our prior approval. This contract, as the Funding Annuity, must be issued on the same date as the Scheduled Purchase Payment Variable Deferred Annuity and have the same Annuity Commencement Date.


                      There is no charge for participating in the Annuity Cross Funding Program. The Annuity Cross Funding Program will terminate automatically when the Systematic Withdrawals from this Funding Annuity cause the Contract Value in this Funding Annuity to be less than $100. You may discontinue the Annuity Cross Funding Program at any time by notifying us in writing at our Home Office. Discontinuing the Annuity Cross Funding Program could cause you to lose your guarantee under the Scheduled Purchase Payment Variable Deferred Annuity if the scheduled purchase payments are not completed under the terms of that contract. Once you discontinue participation in the Annuity Cross Funding Program, you may not reinstate it. The actual performance of this Funding Annuity may directly affect the amount of purchase payments that must be allocated to this Funding Annuity in order to make all required Scheduled Installments for the Scheduled Purchase Payment Variable Deferred Annuity Contract. If the Subaccounts of the Funding Annuity in which you have allocated assets do not perform as anticipated, it may be necessary to make additional purchase payments to either this Funding Annuity or to the Scheduled Purchase Payment Variable Deferred Annuity so that you do not lose your right to Guaranteed Minimum Income Payments under the Scheduled Purchase Payment Variable Deferred Annuity Contract.



                      The Scheduled Purchase Payment Variable Deferred Annuity is offered by a separate prospectus. Only variable annuity contracts issued by us, or one of our affiliated companies, and offered for use in an approved Annuity Cross Funding Program could be purchased as a Funding Annuity. The Scheduled Purchase Payment Variable Deferred Annuity Contract is not offered by this prospectus. The Scheduled Purchase Payment Variable Deferred Annuity Contract is offered only by the current prospectus for the Scheduled Purchase Payment Variable Deferred Annuity Contract.

                      Annuity Cross Funding Program -- tax treatment of the annuity contracts. Under an Annuity Cross Funding Program we will treat transfers from this Funding Annuity to the Scheduled Purchase Payment Variable Deferred Annuity contract as non-taxable transfers within a single annuity contract for Federal tax purposes only if this Funding Annuity and the Scheduled Purchase Payment Variable Deferred Annuity each satisfy certain requirements upon issue. Our ability to continue to treat transfers from this Funding Annuity to the Scheduled Purchase Payment Variable Deferred Annuity as non-taxable transfers within a single annuity contract for Federal tax purposes may be adversely affected if certain changes are made to either contract after issue. Changing the Annuity Commencement Date for this Funding Annuity and the Scheduled Purchase Payment Variable Deferred Annuity once a Cross Funding Program has begun may have adverse tax consequences, and you should consult a tax adviser before making any such change. In addition, changing the Annuity Commencement Date on this Funding Annuity may cause you to lose your rights to guaranteed minimum income payments under the terms of the Scheduled Purchase Payment Variable Deferred Annuity contract.

                      Both contracts must have the same owner, joint owner if any, Annuitant, and Joint Annuitant, if any. The beneficiaries need not be the same. Changing any owner, any Annuitant, or beneficiary may have adverse tax consequences. You should consult a tax adviser before making such a change.

                      This contract permits you for a limited period to return it for a refund as described under the "Return Privilege" section of this prospectus. The Scheduled Purchase Payment Variable Deferred Annuity we offer may also provide a return privilege. You may choose to return either this Funding Annuity, the Scheduled Purchase Payment Variable Deferred Annuity, or both contracts in accordance with the applicable return privilege. Returning either this Funding Annuity or the Scheduled Purchase Payment Variable Deferred Annuity in accordance with the applicable return privilege without also returning the other contact may result in adverse tax consequences and you should consult a tax adviser before returning only one contract.

                      Transfers from the Scheduled Purchase Payment Variable Deferred Annuity to the Funding Annuity are not permitted. While surrender charges applicable to this Funding Annuity may decline over certain periods, amounts transferred from this Funding Annuity to the Scheduled Purchase Payment Variable Deferred Annuity may be subject to surrender charges and/or a market value adjustment (which may be positive or negative) upon a partial withdrawal or surrender from the Scheduled Purchase Payment Variable Deferred Annuity. The surrender charge applicable to amounts transferred to the Scheduled Purchase Payment Variable Deferred Annuity may be higher than those applicable to such amounts had they remained invested in this Funding Annuity; market value adjustments applicable to amounts transferred to the Scheduled Purchase Payment Variable Deferred Annuity would not have been applicable to such amounts had they remained invested in this Funding Annuity.

                      If you request a partial withdrawal or surrender while participating in an Annuity Cross Funding Program, you must designate whether the partial withdrawal or surrender is to be made from this Funding Annuity or the Scheduled Purchase Payment Variable Deferred Annuity. Surrender charges and any other applicable charges will be assessed according to the provisions of the contract from which the partial withdrawal or surrender is made and as disclosed in the prospectus for that contract. You should be aware that the tax treatment of partial withdrawals or surrenders from either this Funding Annuity or the Scheduled Purchase Payment Variable Deferred Annuity Contract will be affected by partial withdrawals or surrenders as well as gains or losses with respect to the other contract. You should consult a tax adviser before requesting partial withdrawals or surrenders from this Funding Annuity or the Scheduled Purchase Payment Variable Deferred Annuity while participating in an Annuity Cross Funding Program.

                      Death benefits will be calculated and paid separately in accordance with the provisions of this Funding Annuity or the Scheduled Purchase Payment Variable Deferred Annuity as the case may be, and as disclosed in the prospectus for the respective contract.


                      Income payments will be calculated and paid according to the provisions of this Funding Annuity and the Scheduled Purchase Payment Variable Deferred Annuity (including the respective annuity tables of such contracts) and the provisions of the respective prospectuses for and administrative procedures applicable to each such contract. However, this Funding Annuity and the Scheduled Purchase Payment Variable Deferred Annuity Contract will be aggregated and treated as one contract for purposes of the tax treatment of such annuity payments. You should consult a tax adviser before requesting annuity payments to start under this Funding Annuity and/or the Scheduled Purchase Payment Variable Deferred Annuity Contract and before commuting any income payments before the payment date for such payment.


                      This discussion of the Annuity Cross Funding Program does not attempt to address the tax and other treatment of every transaction that could be effected under this Funding Annuity or the Scheduled Purchase Payment Variable Deferred Annuity Contract in connection with an Annuity Cross Funding Program. You should consult a tax adviser before you purchase this contract and/or the Scheduled Purchase Payment Variable Deferred Annuity Contract in connection with an Annuity Cross Funding Program.

Death of Owner and/or Annuitant


DISTRIBUTION          In certain circumstances, Federal tax law requires that
PROVISIONS UPON       distributions be made under this contract. Except as
DEATH OF OWNER        described below in the "Distribution Rules" provision, a
OR JOINT OWNER        distribution is required at the first death of:

                        (1) an owner or joint owner; or

                        (2) the Annuitant or Joint Annuitant, if any owner or
                            joint owner is a non-natural entity.

                      The amount of proceeds payable upon the death of an owner or joint owner (or the Annuitant or Joint Annuitant if an owner or joint owner is a non-natural entity) and the methods available for distributing such proceeds are also described in the provision below.

                      If any owner or joint owner (who is not also an Annuitant or Joint Annuitant) dies prior to the Annuity Commencement Date, the amount of proceeds payable will be the Contract Value as of the first Valuation Day as of which we have receipt of request for surrender or choice of applicable payment option, due proof of death and any required forms at our Home Office.

DEATH BENEFIT         If any Annuitant dies before income payments begin,
AT DEATH OF           regardless of whether the Annuitant is also an owner or
ANY ANNUITANT         joint owner, the amount of proceeds payable is the death
BEFORE ANNUITY        benefit. Upon receipt of due proof of an Annuitant's
COMMENCEMENT          death and all required forms (generally, due proof of
DATE                  death is a certified copy of the death certificate or a
                      certified copy of the decree of a court of competent jurisdiction as to the finding of death), a death benefit will be paid in accordance with your instructions, subject to distribution rules and termination of contract provisions discussed in the contract and elsewhere in this prospectus.

                      The death benefit choices we offer are:

                        (1) the Basic Death Benefit;

                        (2) the Annual Step-Up Death Benefit Rider Option;

                        (3) the 5% Rollup Death Benefit Rider Option;

                        (4) the Earnings Protector Death Benefit Rider Option;
                            and

                        (5) the Earnings Protector and Greater of Annual
                            Step-Up and 5% Rollup Death Benefit Rider Option.

                      We automatically provide the Basic Death Benefit to you. The death benefit rider options are available to you for an additional charge and must be elected at the time of application. The "5% Rollup Death Benefit Rider Option" and the "Earnings Protector and Greater of Annual Step-Up and 5% Rollup Death Benefit Rider Option" are not available for contracts issued on or after September 2, 2003 as a Funding Annuity under the Annuity Cross Funding Program.

                      The death benefit varies based on:

                        (1) the Annuitant's age on the date the contract is
                            issued;

                        (2) the Annuitant's age on the date of his or her death;

                        (3) the number of contract years that elapse from the
                            date the contract is issued until the date of the Annuitant's death; and

                        (4) whether any premium taxes are due at the time the
                            death benefit is paid.

                      The Basic Death Benefit available for all contracts issued is equal to the greater of:

                        (a) purchase payments adjusted for any partial
                            withdrawals and any applicable premium tax, calculated as of the Valuation Day we receive due proof of death and all required forms; and

                        (b) the Contract Value on the Valuation Day we receive
                            due proof of death and all required forms.

                      Partial withdrawals (including any partial withdrawals immediately allocated to a Scheduled Purchase Payment Variable Deferred Annuity through an approved Annuity Cross Funding Program, as well as any partial withdrawals taken pursuant to the terms of the Guaranteed Minimum Withdrawal Benefit Rider) reduce the death benefit proportionally by the same percentage that the partial withdrawal (including any applicable surrender charges and any premium tax assessed) reduces the Contract Value.

                      Please see Appendix A for an example of the Basic Death Benefit calculation.

ANNUAL STEP-UP        The Annual Step-Up Death Benefit Rider adds an extra
DEATH BENEFIT         feature to the Basic Death Benefit. Under the Annual
RIDER OPTION          Step-Up Death Benefit Rider, the amount of death benefit
                      proceeds we will pay upon receipt of due proof of death of any Annuitant and all required forms at our Home
                      Office will be the greater of:

                         . the Basic Death Benefit; and

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                         . the Annual Step-Up Death Benefit Rider Option
                           described below.

                      The following is the Annual Step-Up Death Benefit if all Annuitant(s) are age 80 or younger on the date the contract is issued:

                      The Annual Step-Up Death Benefit on the Contract Date is the initial purchase payment. The Annual Step-Up Death Benefit will be reset on each contract anniversary, up to and including the later of the fifth contract anniversary and the contract anniversary next following or coincident with the 80th birthday of the older Annuitant and on the Valuation Day which we receive due proof of death and all required forms at our Home Office. At each reset date, the Annual Step-Up Death Benefit equals the greater of
                      (a) and (b) where:

                        (a) is the Contract Value; and

                        (b) is the Annual Step-Up Death Benefit on the last
                            reset date, plus purchase payments made since the last reset date, adjusted for any partial withdrawals taken and premium tax paid since the last reset date.

                      Partial withdrawals (including partial withdrawals immediately allocated to a Scheduled Purchase Payment Variable Deferred Annuity through an approved Annuity Cross Funding Program, as well as any partial withdrawals taken pursuant to the terms of the Guaranteed Minimum Withdrawal Benefit Rider) reduce the Annual Step-Up Death Benefit proportionally by the same percentage that the partial withdrawal (including any applicable surrender charges and premium tax assessed) reduces the Contract Value.

                      The following is the Annual Step-Up Death Benefit if any Annuitant is older than age 80 on the date the contract is issued:

                      The Annual Step-Up Death Benefit on the Contract Date is the initial purchase payment. The Annual Step-Up Death Benefit will be reset on each contract anniversary, up to and including the contract anniversary next following or coincident with the 85th birthday of the older Annuitant and on the Valuation Day which we receive due proof of death and all required forms at our Home Office. At each reset date, the Annual Step-Up Death Benefit equals the greater of (a) and (b) where:

                        (a) is the Contract Value; and

                        (b) is the Annual Step-Up Death Benefit on the last
                            reset date, plus purchase payments made since the last reset date, adjusted for any partial withdrawals taken and premium tax paid since the last reset date.

                      Partial withdrawals (including any partial withdrawals immediately allocated to a Scheduled Purchase Payment Variable Deferred Annuity through an approved Annuity Cross Funding Program, as well as any partial withdrawals taken pursuant to the terms of the Guaranteed Minimum Withdrawal Benefit Rider) reduce the Annual Step-Up Death Benefit proportionally by the same percentage that the partial withdrawal (including any applicable surrender charges and any applicable premium tax assessed) reduces the Contract Value.

                      You may only elect the Annual Step-Up Death Benefit Rider Option at the time of application. Once elected, it may not be terminated and it will remain in effect while this contract is in force until annuity payments begin. On the Annuity Commencement Date, this rider and its corresponding charge will terminate.

                      The Annual Step-Up Death Benefit Rider Option may not be available in all states or in all markets. We charge an additional amount for this benefit. This charge will not exceed an annual rate of 0.20% of your Contract Value at the time of the deduction. See the "Fee Tables" provision of this prospectus for additional information.

                      Please refer to Appendix A for an example of the calculation of the Annual Step-Up Death Benefit Rider Option.

5% ROLLUP DEATH       The 5% Rollup Death Benefit Rider adds an extra feature
BENEFIT RIDER         to the Basic Death Benefit. Under the 5% Rollup Death
OPTION                Benefit Rider, the amount of death benefit proceeds we
                      will pay upon receipt of due proof of death of any Annuitant and all required forms at our Home Office will be the greater of:

                         . the Basic Death Benefit; and

                         . the 5% Rollup Death Benefit Rider Option described
                           below.

                      The 5% Rollup Death Benefit Rider Option is available only to contracts where all Annuitants are age 75 or younger on the date the contract is issued.

                      The 5% Rollup Death Benefit on the Contract Date is the initial purchase payment. At the end of each Valuation Period after the Contract Date, the 5% Rollup Death Benefit is equal to the lesser of (a) and (b) where:

                        (a) is 200% of purchase payments; and

                        (b) is the Rollup Death Benefit at the end of the last
                            Valuation Period increased by a daily interest factor, equivalent to a 5% annual effective interest rate, plus purchase payments made during the current Valuation Period and adjusted for

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                            any partial withdrawals taken and premium taxes
                            paid during the current Valuation Period.

                      Partial withdrawals each contract year (including any partial withdrawals immediately allocated to a Scheduled Purchase Payment Variable Deferred Annuity through an approved Annuity Cross Funding Program, as well as any partial withdrawals taken pursuant to the terms of the Guaranteed Minimum Withdrawal Benefit Rider), up to 5% of purchase payments, calculated at the time of the partial withdrawal, reduce the 5% Rollup Death Benefit by the same amount that the partial withdrawal, including any surrender charges and premium taxes paid, reduces the Contract Value. If partial withdrawals greater than 5% of purchase payments are taken in any contract year (including any partial withdrawals immediately allocated to a Scheduled Purchase Payment Variable Deferred Annuity through an approved Annuity Cross Funding Program, as well as partial withdrawals taken pursuant to the terms of the Guaranteed Minimum Withdrawal Benefit Rider), the 5% Rollup Death Benefit is reduced proportionally for that partial withdrawal and all future partial withdrawals by the same percentage that the partial withdrawal, including any surrender charges and premium tax paid, reduces the Contract Value.

                      Timing of partial withdrawals may have unintended consequences to your 5% Rollup Death Benefit. This benefit increments daily at a compounded rate of 5%. Because of this, any partial withdrawals in a contract year that exceed the accumulated rollup interest, up to an amount equal to 5% of purchase payments, will reduce the death benefit amount below the value at the start of that contract year.

                      You may only elect the 5% Rollup Death Benefit Rider Option at the time of application. Once elected, it may not be terminated and it will remain in effect while this contract is in force until annuity payments begin. On the Annuity Commencement Date, this rider and its corresponding charge will terminate.

                      The 5% Rollup Death Benefit Rider Option may not be available in all states or in all markets. In addition, the 5% Rollup Death Benefit Rider Option is not available for contracts issued on or after September 2, 2003 as a Funding Annuity under the Annuity Cross Funding Program. We charge an additional amount for this benefit. This charge will not exceed an annual rate of 0.30% of your Contract Value at the time of the deduction. See the "Fee Tables" provision in this prospectus for additional information.

                      Please refer to Appendix A for an example of the calculation of the 5% Rollup Death Benefit Rider Option.

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EARNINGS              The Earnings Protector Death Benefit Rider adds an extra
PROTECTOR             feature to your death benefit. The Earnings Protector
DEATH BENEFIT         Death Benefit Rider is available only to contracts where
RIDER OPTION          all Annuitants are age 75 or younger on the date the
                      contract is issued.

                      The following is the Earnings Protector Death Benefit if all Annuitant(s) are age 70 or younger on the date the contract is issued:

                      The Earnings Protector Death Benefit is equal to 40% of earnings which are defined as (a) minus (b) where:

                        (a) is the Contract Value as of the first Valuation Day
                            we have receipt of due proof of death and all required forms at our Home Office; and

                        (b) is the sum of all purchase payments paid and not
                            previously withdrawn.

                      The Earnings Protector Death Benefit cannot exceed 70% of purchase payments adjusted for partial withdrawals (including any partial withdrawals immediately allocated to a Scheduled Purchase Payment Variable Deferred Annuity through an approved Annuity Cross Funding Program, as well as partial withdrawals taken pursuant to the terms of the Guaranteed Minimum Withdrawal Benefit Rider). Purchase payments, other than the initial purchase payment, paid within 12 months of the date of the Annuitant's death (or Joint Annuitant's death, if applicable), are not included in this calculation. The Earnings Protector Death Benefit will never be less than zero.

                      The following is the Earnings Protector Death Benefit if any Annuitant is older than age 70 on the date the contract is issued:

                      The Earnings Protector Death Benefit is equal to 25% of earnings which are defined as (a) minus (b) where:

                        (a) is the Contract Value as of the first Valuation Day
                            we have receipt of due proof of death and all required forms at our Home Office; and

                        (b) is the sum of all purchase payments paid and not
                            previously withdrawn.

                      The Earnings Protector Death Benefit cannot exceed 40% of purchase payments paid as adjusted for partial withdrawals (including any partial withdrawals immediately allocated to a Scheduled Purchase Payment Variable Deferred Annuity through an approved Annuity Cross Funding Program, as well as partial withdrawals taken pursuant to the terms of the Guaranteed Minimum Withdrawal Benefit Rider). Purchase payments, other than the initial purchase payment, paid within 12 months of the date of the Annuitant's death (or Joint Annuitant's death, if applicable), are not included in this calculation. The Earnings Protector Death Benefit will never be less than zero.

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                      Under both age scenarios listed above, partial
                      withdrawals (including partial withdrawals immediately allocated to a Scheduled Purchase Payment Deferred Variable Annuity through an approved Annuity Cross Funding Program, as well as partial withdrawals taken pursuant to the terms of the Guaranteed Minimum Withdrawal Benefit Rider) are taken first from gain and then from purchase payments made. For purposes of this rider, gain is calculated as (a) plus (b) minus (c) minus
                      (d), but not less than zero, where:

                        (a) is the Contract Value on the Valuation Day we
                            receive your partial withdrawal or surrender request;

                        (b) is the total of any partial withdrawals, excluding
                            any surrender charges;

                        (c) is the total of purchase payments paid; and

                        (d) is the total of any gain previously withdrawn.

                      You may only elect the Earnings Protector Death Benefit Rider Option at the time of application. Once elected, it may not be terminated and it will remain in effect while the contract is in force until annuity payments begin. On the Annuity Commencement Date, this rider and its corresponding charge will terminate.

                      The Earnings Protector Death Benefit Rider Option may not be available in all states or in all markets. We charge an additional amount for this benefit. This charge will not exceed an annual rate of 0.30% of your Contract Value at the time of the deduction. See the "Fee Tables" provision of this prospectus for additional information.

                      Please refer to Appendix A for an example of the calculation of the Earnings Protector Death Benefit Rider Option.

                      There are important things you should consider before you purchase the Earnings Protector Death Benefit Rider Option. These include:

                         . The Earnings Protector Death Benefit Rider Option
                           does not guarantee that any amounts under the benefit will become payable at death. Market declines resulting in your Contract Value being less than your purchase payments paid and not previously withdrawn may result in no additional amount being payable.

                         . Once you elect the Earnings Protector Death Benefit
                           Rider Option, you cannot terminate it. This means that regardless of any changes in your circumstances, we will continue to assess a charge for the Earnings Protector Death Benefit Rider Option.

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                         . Please take advantage of the guidance of a qualified
                           financial adviser in evaluating the Earnings
                           Protector Death Benefit Rider Option, as well as the other aspects of the contracts.

THE EARNINGS          The Earnings Protector and Greater of Annual Step-Up and
PROTECTOR AND         5% Rollup Death Benefit Rider Option combines the Greater
GREATER OF            of the Annual Step-Up and 5% Rollup Death Benefit Rider
ANNUAL STEP-UP        Option plus the Earnings Protector Death Benefit Rider
AND 5% ROLLUP         Option. Under this rider option, the amount of death
DEATH BENEFIT         benefit proceeds we will pay upon receipt of due proof of
RIDER OPTION          death of any Annuitant and all required forms at our Home
                      Office will be the greatest of:

                         . the Basic Death Benefit;

                         . the Annual Step-Up Death Benefit Rider Option
                           described above; and

                         . the 5% Rollup Death Benefit Rider Option described
                           above; plus

                         . the Earnings Protector Death Benefit Rider Option
                           described above.

                      You may only elect the Earnings Protector and Greater of Annual Step-Up and 5% Rollup Death Benefit Rider Option at the time of application. Once elected, it may not be terminated and it will remain in effect while this contract is in force until annuity payments begin. On the Annuity Commencement Date, this rider and its corresponding charge will terminate.

                      The Earnings Protector and Greater of Annual Step-Up and 5% Rollup Death Benefit Rider Option may not be available in all states or in all markets. In addition, the Earnings Protector and Greater of Annual Step-Up and 5% Rollup Death Benefit Rider Option is not available for contracts issued on or after September 2, 2003 as a Funding Annuity under the Annuity Cross Funding Program. We charge an additional amount for this benefit. This charge will not exceed an annual rate of 0.70% of your Contract Value at the time of the deduction. See the "Fee Tables" provision of this prospectus for additional information.

TERMINATION OF        Your death benefit rider options will terminate in the
DEATH BENEFIT         event that you assign your contract, unless your contract
RIDER OPTIONS         is assigned pursuant to a court order.
WHEN CONTRACT
ASSIGNED OR SOLD

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HOW TO CLAIM          At the death of:
PROCEEDS AND/OR
DEATH BENEFIT
PAYMENTS                (1) an owner or joint owner; or

                        (2) the Annuitant or Joint Annuitant (if any owner or
                            joint owner is a non-natural entity);

                      the person or entity first listed below who is alive or in existence on the date of that death will become the designated beneficiary:

                        (1) owner or joint owner;

                        (2) primary beneficiary;

                        (3) contingent beneficiary;

                        (4) owner's or joint owner's estate.

                      The designated beneficiary will be treated thereafter as the sole owner of the contract. The designated beneficiary may choose one of the Payment Choices described below, or a default Payment Choice will apply if no such election is made. For purposes of this provision, if there is more than one primary beneficiary named, each one will be treated separately with respect to their portion of the contract. Thus, in cases where there are multiple designated beneficiaries, once all required information is received, each designated beneficiary will be allocated their share of the proceeds in accordance with the terms of the contract and as specified by the owner. Then, each designated beneficiary may elect one of the payment choices below or have the default payment choice apply. If there is no primary beneficiary(ies) alive or in existence at the time of the death, all proceeds will be then payable to any named contingent beneficiary(ies).

                      We should be notified immediately by telephone upon the death of an owner, joint owner, Annuitant or Joint Annuitant. We have the right to request that all notifications of death be immediately followed by written notification. Upon notification, no additional purchase payments will be accepted (unless the designated beneficiary is the spouse of the deceased and that spousal designated beneficiary has elected to continue the contract). Upon such notification of death, we will transfer all assets in the Separate Account to the GE Investments Funds, Inc. -- Money Market Fund or the Dreyfus Variable Investment Fund -- Money Market Portfolio until receipt of due proof of death and any required forms. Due proof of death consists of a death certificate issued by a government jurisdiction or a court of law. Any required forms can consist of information necessary in order to pay any named designated beneficiary(ies) and any other information necessary to process applicable proceeds.

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                      In cases where there are multiple designated
                      beneficiaries, once all required information is received, each designated beneficiary will be allocated their share of the proceeds in accordance with the terms of the contract and as specified by the owner. At such time, once allocated their share of the proceeds, each designated beneficiary may elect to:

                        (1) receive the proceeds in a lump sum; or

                        (2) receive the proceeds over a period of five years
                            following the date of death. At the end of the five year period, any remaining amounts will be distributed in a lump sum (if the designated beneficiary dies before all payments have been distributed, the remaining proceeds will be paid to the person or entity named or by the designated beneficiary or his or her estate if no person or entity is named); or

                        (3) elect Optional Payment Plan (1) or (2) as described
                            in the Optional Payment Plans section. If elected, payments must commence no later than one year after the date of death and the income payment period must be made over the lifetime of the designated beneficiary or for a period not exceeding the life expectancy or the designated beneficiary; or

                        (4) if the designated beneficiary is the spouse of a
                            decreased owner, he or she may continue the contract as stated in the "Distribution Rules" provision.

                      If a designated beneficiary makes no election within 60 days following receipt of due proof of death and all required forms at our Home Office, proceeds will be paid over a period of five years following the date of death.


DISTRIBUTION          The distribution rules below apply to Non-Qualified
RULES WHEN            Contracts that are generally treated as annuity contracts
DEATH OCCURS          under the Code. These rules do not apply to Qualified
BEFORE INCOME         Contracts or contracts held by charitable remainder
PAYMENTS BEGIN        trusts and certain other entities. Contracts that are not
                      subject to these rules may be subject to other distribution rules. See the "Federal Tax Matters" provision in this prospectus. If the sole designated beneficiary is the surviving spouse of the deceased owner, the surviving spouse may elect to continue the contract with the surviving spouse as the owner. If the deceased owner was also an Annuitant or Joint Annuitant, the surviving spouse will automatically become the new sole Annuitant. As the new named owner and Annuitant, the surviving spouse may exercise all rights as stated in the contract. Any other surviving Joint Annuitant will be removed from the contract. Should the surviving spouse remarry, the new spouse may not exercise this provision at the death of the surviving spouse. If the surviving spouse is one of multiple designated beneficiaries, the surviving spouse may


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                      only continue the contract with the proportion allocated
                      to him or her by the owner as stated on the application or later in writing in a form acceptable to us.

                      If the designated beneficiary(ies) is not the surviving spouse of the deceased, the designated beneficiary(ies) may not continue the contract indefinitely. Instead, the proceeds from the contract must be distributed within five years of the date of death in accordance with Payment Choice (1) or (2), unless Payment Choice (3) is timely elected, in which case, payments will begin within one year of the date of the deceased owner's death and extend over the designated beneficiary's life or a period not longer than the designated beneficiary's life expectancy.


DISTRIBUTION          After income payments begin, if an owner, joint owner,
RULES WHEN            Annuitant, or designated beneficiary dies while the
DEATH OCCURS          contract is in force, payments that are already being
AFTER INCOME          made under the contract will be made at least as rapidly
PAYMENTS BEGIN        as under the method of distribution in effect at the time
                      of such death, notwithstanding any other provision of the contract. This means that unless accelerated in accordance with contract terms, income payments will continue to the beneficiary under the distribution method in effect at the applicable death.



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Income Payments


INCOME PAYMENTS       The Annuity Commencement Date is the date income payments
AND THE ANNUITY       begin under the contract, provided the Annuitant is still
COMMENCEMENT          living on that date. (Income payments may begin on a
DATE                  different date from the GIS Subaccount(s) pursuant to the
                      election of the Guaranteed Income Rider or the Guaranteed
                      Income Rollover Rider under the terms of those riders and from the Payment Protection Plan(s) pursuant to the election of the Payment Protection Rider under the terms of that rider. See the "Guaranteed Income Rider Option,"
                      "Guaranteed Income Rollover Rider Option," and "Payment
                      Protection Rider Option" sections of this provision.) The
                      Annuity Commencement Date may be changed in one year increments up until the time income payments begin. You may change the Annuity Commencement Date to any date at least 10 years after the date of the last purchase payment and within one year of the last Annuity
                      Commencement Date. To change the Annuity Commencement
                      Date, send written notice to our Home Office before the Annuity Commencement Date then in effect. We reserve the right to establish a maximum Annuity Commencement Date.
                      If you change the Annuity Commencement Date, the Annuity
                      Commencement Date will then mean the new Annuity
                      Commencement Date you selected. Contracts issued to qualified retirement plans provide for income payments to start on the date and under the option specified by the plan.


                      We will pay a monthly income benefit to the owner beginning on the Annuity Commencement Date provided the Annuitant(s) is still living. Unless you have elected the Payment Protection Rider, we will pay the monthly income benefit in the form of Life Income with 10 Years Certain plan or a Joint Life and Survivor Income with 10 Years Certain plan variable income payments, using the gender (where appropriate) and settlement age of the Annuitant instead of the payee, unless you make another election as described below. If you elected the Payment Protection Rider, we will pay monthly income over the life of the Annuitant(s). As described in your contract, the settlement age may be less than the Annuitant's age. This means that payments may be lower than they would have been without the adjustment. You may also choose to receive the the Surrender Value of your contract on the date immediately preceding the Annuity Commencement Date in a lump sum. See the "Requesting Payments" provision in this prospectus.

                      Payments will continue for the life of the Annuitant under the Life Income with 10 Years Certain plan, if he or she lives longer than 10 years. If the Annuitant dies before the end of 10 years, we will discount the remaining payments for the 10 year period at the same rate used to calculate the monthly income payment. If the remaining payments are variable income payments, we will assume the amount of each payment that we discount equals the payment amount on the date we receive due proof of death. We will pay this discounted amount in a lump sum.

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                      Payments will continue for the life of the Surviving
                      Annuitant under the Joint Life and Survivor Life with 10 Years Certain plan, if any Annuitant lives longer than 10 years. If both Annuitants die before the end of 10 years, the remaining payments for the 10 year period will be discounted at the same rate used to calculate the monthly income payment. If the remaining payments are variable income payments, we will assume the amount of each payment that we discount equals the payment amount on the date we receive due proof of death. We will pay the discounted amount in a lump sum.

                      The contract also provides optional forms of annuity payments, each of which is payable on a fixed basis. Optional Payment Plans 1 and 5 also are available on a variable basis.

                      If you elect fixed income payments, the guaranteed amount payable will be computed using interest at a minimum rate of 3% compounded yearly. We may increase the interest rate, which will increase the amount we pay to you or the payee.

                      If you elect variable income payments, the dollar amount of the first variable income payment will depend on the annuity purchase rates described in your contract for the optional payment plan you choose. These rates vary based on the Annuitant's settlement age and if applicable, gender, and if applicable, upon the settlement age and gender of a second person you designate. Under such tables, the longer the life expectancy of the Annuitant or the longer the period for which we guarantee to make payments under the option, the smaller the amount the first variable income payment will be. After your first income payment, the dollar amount of your income payments will vary based on the investment performance of the Subaccount(s) in which you invest and the contract's assumed interest rate.

                      The assumed interest rate is an assumption we make regarding the investment performance of the Portfolios you select. This rate is simply the total return, after expenses, you need to keep your variable income payments level. We assume an effective annual rate of 3%. This means that if the annualized investment performance, after expenses, of your Subaccounts, measured between the day that the last payment was made and the day on which we are calculating the new payment, is less than 3%, then the dollar amount of your variable income payment will decrease. Conversely, if the annualized investment performance, after expenses, of your Subaccounts, measured between the day that the last payment was made and the day on which we are calculating the new payment, is greater than 3%, then the dollar amount of your income payment will increase.

                      We will make annuity payments monthly unless you elect to receive payments quarterly, semi-annually or annually. Under the monthly income benefit and all of the optional payment plans, if any payment made more frequently than annually would be or

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                      becomes less than $100, we reserve the right to reduce
                      the frequency of payments to an interval that would result in each payment being at least $100. If the annual payment payable at maturity is less than $20, we will pay the Surrender Value in a lump sum. See the "Requesting Payments" provision in this prospectus. Upon making such a payment, we will have no future obligation under the contract.

                      The amount of your income payments will depend on four things:

                         . your Surrender Value on the Valuation Day
                           immediately preceding your Annuity Commencement Date;

                         . the settlement age on the Annuity Commencement Date,
                           and if applicable, the gender of the Annuitant(s);

                         . the specific payment plan you choose; and

                         . if you elect variable income payments, the
                           investment performance of the Portfolios selected.

                      As provided in your contract, we may adjust the age used to determine income payments, and we may deduct premium taxes from your payments.


OPTIONAL              The following optional payment plans are available under
PAYMENT PLANS         the contract, unless you have fully annuitized under the
                      Guaranteed Income Rider or the Payment Protection Rider:


                      Plan 1 -- Life Income with Period Certain. This option guarantees periodic monthly payments for the lifetime of the payee with a minimum number of years of payments. If the payee lives longer than the minimum period, payments will continue for his or her life. The minimum period can be 10, 15, or 20 years. The payee selects the designated period. If the payee dies during the minimum period, we will discount the amount of the remaining guaranteed payments at the same rate used in calculating income payments. We will pay the discounted amount in a lump sum to the payee's estate, unless otherwise provided.

                      Plan 2 -- Income for a Fixed Period. This option provides for periodic payments to be made for a fixed period not longer than 30 years. Payments can be made annually, semi-annually, quarterly, or monthly. If the payee dies, we will discount the amount of the remaining guaranteed payments to the date of the payee's death at the same rate used in calculating income payments. We will pay the discounted amount in a lump sum to the payee's estate, unless otherwise provided.

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                          Plan 3 -- Income of a Definite Amount.  This option
                          provides periodic payments of a definite amount to be paid. Payments can be made annually, semi-annually, quarterly, or monthly. The amount paid each year must be at least $120 for each $1,000 of proceeds. Payments will continue until the proceeds are exhausted. The last payment will equal the amount of any unpaid proceeds. If the payee dies, we will pay the amount of the remaining proceeds with earned interest in a lump sum to the payee's estate, unless otherwise provided.

                          Plan 4 -- Interest Income. This option provides for periodic payments of interest earned from the proceeds left with us. Payments can be made annually, semi-annually, quarterly, or monthly. If the payee dies, we will pay the amount of remaining proceeds and any earned, but unpaid interest, in a lump sum to the payee's estate, unless otherwise provided. This plan is not available to contracts issued as Qualified Contracts.

                          Plan 5 -- Joint Life and Survivor Income. This option provides for us to make monthly payments to two payees for a guaranteed minimum of 10 years. Each payee must be at least 35 years old when payments begin. Payments will continue as long as either payee is living. If both payees die before the end of the minimum period, we will discount the amount of the remaining payments for the 10-year period at the same rate used in calculating income payments. We will pay the discounted amount in a lump sum to the survivor's estate, unless otherwise provided.

                      If the payee is not a natural person, our consent must be obtained before selecting an optional payment plan. Fixed income payments, if selected, will begin on the date we receive due proof of the Annuitant's death or on the Annuity Commencement Date. Variable income payments will begin within seven days after the date payments would begin under the corresponding fixed option. Payments under Optional Payment Plan 4 (Interest Income) will begin at the end of the first interest period after the date proceeds are otherwise payable.


                      All payments under Optional Payment Plan 2 (Income for a Fixed Period), Optional Payment Plan 3 (Income of a Definite Amount) and Optional Payment Plan 4 (Interest Income) may be redeemed by the payee upon written request to our Home Office. Payments made under Optional Payment Plan 1 (Life Income with Period Certain) and Optional Payment Plan 5 (Joint Life and Survivor Income) are not redeemable. If a request for redemption is received for Optional Payment Plans 2, 3 or 4 in good order, the payment will generally be made within seven days, however, some states require us to reserve the right to defer payments from the Guarantee Account for up to six months from the date we receive the request for payment.


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VARIABLE INCOME       The monthly amount of your first variable income payment
PAYMENTS will equal your Surrender Value on the Valuation Day immediately preceding your Annuity Commencement Date, less any premium taxes, multiplied by the monthly payment rate for the payment plan you choose (at an assumed interest rate of 3%), divided by 1,000. We determine subsequent payments based on Annuity Units.

                      On the Annuity Commencement Date, we determine the number of Annuity Units for each Subaccount. This number will not change unless you make a transfer. On the Annuity Commencement Date, the number of Annuity Units for a Subaccount is the portion of the first payment from that Subaccount divided by the Annuity Unit value for that Subaccount on the day the first payment is due. Each subsequent variable income payment will equal the sum of payments for each Subaccount. The payment for a Subaccount is the number of Annuity Units for that Subaccount multiplied by the Annuity Unit value for that Subaccount seven days before the monthly anniversary of the Annuity Commencement Date.

                      Following the Annuity Commencement Date, the Annuity Unit value of each Subaccount for any Valuation Period will equal the Annuity Unit value for the preceding Valuation Period multiplied by the product of (a) and (b), where:

                        (a) is the net investment factor for the Valuation
                            Period for which we are calculating the Annuity Unit value; and

                        (b) is an assumed interest rate factor equal to
                            .99991902 raised to a power equal to the number of days in the Valuation Period.

                      The assumed interest rate factor in (b) above is the daily equivalent of dividing by one plus the assumed investment interest rate of 3%. We may offer a plan that has a different assumed investment interest rate. If we do, the assumed interest rate factor we use in (b) above would change.


TRANSFERS             If we are making variable income payments, the payee may
AFTER THE             change the Subaccounts from which we are making the
ANNUITY               payments three times each calendar year. If you elect the
COMMENCEMENT          Payment Protection Rider, the benefits you receive under
DATE                  such rider may be reduced if, after a transfer, your
                      assets (Annuity Units) are not allocated in accordance with the prescribed Investment Strategy. Transfers may not be made if income payments are being received pursuant to the terms of the Guaranteed Income Rider
                      Option or the Guaranteed Income Rollover Rider Option.
                      The transfer will be effective as of the end of the Valuation Period during which we receive the written transfer request at our Home Office. However, we reserve the right to limit the number of transfers, if necessary, for the contract to continue to be treated as an annuity under the Code. We also reserve the right to refuse to execute any transfer if any of the Subaccounts that would be affected by the transfer is unable to purchase or redeem shares of the Portfolio in which the Subaccount invests or if the transfer would adversely affect Annuity Unit values. If the number of Annuity Units remaining in a Subaccount after a transfer is less than 1, we will transfer the remaining balance in addition to the amount requested for the transfer. We will not allow a transfer into any Subaccount unless the number of Annuity Units of that Subaccount after the transfer is at least 1. The amount of the income payments as of the date of the transfer will not be affected by the transfer. We will not charge for transfers made after the Annuity Commencement Date.

                      We do not permit transfers between the Subaccounts and the Guarantee Account after the Annuity Commencement Date. We also do not permit transfers in the Guarantee Account from one interest rate guarantee period to another interest rate guarantee period.




GUARANTEED            The Guaranteed Income Rider Option may not be available
INCOME RIDER          in all states or in all markets. The Guaranteed Income
OPTION                Rider Option may be referred to as the "GE Guaranteed
                      Income Advantage/SM/" in our marketing materials. This rider provides a guaranteed income benefit. The benefit provides a series of payments determined on the earlier of the date you designate payments from the GIS
                      Subaccount(s) to begin (the "Income Start Date") or the date you annuitize the contract (the "Annuity
                      Commencement Date"). You may not make payments directly to the GIS Subaccount(s). Payments to the GIS
                      Subaccount(s) must be made through a series of monthly payments referred to as a segment. Each guaranteed income benefit is comprised of one or more segments.



                      Each segment has its own effective date, Income Start Date, series of scheduled transfers, monthly income plan and guaranteed annual income factor. If you wish to elect this rider, you must do so at the time of application. You may add additional segments on any contract monthly anniversary for a maximum of five segments, provided the Annuitant is age 70 or younger at the time the segment is elected. We reserve the right to allow additional segments in the future.



SCHEDULED TRANSFERS   The first scheduled transfer is made to the GIS
                      Subaccount(s) as of the effective date of the segment.
                      Scheduled transfers if due will continue to be made on each monthly anniversary of that date until the earlier of the Income Start Date or the Annuity Commencement
                      Date. For contracts issued on or after the later of April
                      29, 2005 or the date on which state insurance authorities approve applicable contract modifications, scheduled transfers may be made in advance of the monthly anniversaries on which they become due. If any month ends before the monthly anniversary or on a day that is not a Valuation Day, the next Valuation Day will be treated as the monthly anniversary for that month.



                      Only scheduled transfers can be made into the GIS Subaccount(s). Purchase payments may not be made directly to the GIS Subaccount(s). Scheduled transfers are made first to the GIS Subaccount(s) of the segment that has been in effect for the longest period of time.



                      Scheduled transfers will first be made on a prorata basis from the Subaccounts to which you have allocated assets, excluding the GIS Subaccount(s). Scheduled transfers will then be made from any Guarantee Account to the extent that the value in the Subaccounts is insufficient to cover the scheduled transfer amount. Scheduled transfers from the Guarantee Account will be taken from amounts that have been in the Guarantee Account for the longest period of time.



                      There is a minimum scheduled transfer of $100. If amounts available for transfer on the date of the scheduled transfer are not enough to make the scheduled transfer, that scheduled transfer and any future scheduled transfers will not be made with respect to that segment. Your guaranteed income floor for that segment will be based upon scheduled transfers made to that date.



WITHDRAWALS AND       You may take a withdrawal or make transfers from the GIS
TRANSFERS             Subaccount(s) at any time prior to the earlier of the
                      Income Start Date or the Annuity Commencement Date. For contracts issued on or after the later of April 29, 2005 or the date on which state insurance authorities approve applicable contract modifications, except for the annual contract charge, any rider and contract charges not taken on a daily basis from the GIS Subaccount(s) will be treated as withdrawals for purposes of calculating the guaranteed income floor and scheduled transfers made.



                      Once you take a withdrawal or make a transfer from a segment, you will not be permitted to make any additional scheduled transfers to that segment. Your guaranteed income floor will be adjusted to reflect the amount withdrawn or transferred by using a recalculation of scheduled transfers made as described below. For contracts issued prior to April 29, 2005 or prior to the date on which state insurance authorities approve applicable contract modifications, after such withdrawal or transfer, the number of scheduled transfers made will equal (a) multiplied by (b) divided by (c), where:



                        (a) is the number of scheduled transfers made prior to
                            such withdrawal or transfer;


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





                        (b) is the value of the applicable GIS Subaccount(s)
                            after such withdrawal or transfer; and



                        (c) is the value of the applicable GIS Subaccount(s)
                            before such withdrawal or transfer.



                      For contracts issued on or after the later of April 29, 2005 or the date on which state insurance authorities approve applicable contract modifications, after such withdrawals or transfer, the scheduled transfers made will equal (a) multiplied by (b) divided by (c), where:



                        (a) is the scheduled transfers made prior to such
                            withdrawal or transfer;



                        (b) is the value of the applicable GIS Subaccount(s)
                            after such withdrawal or transfer; and



                        (c) is the value of the applicable GIS Subaccount(s)
                            before such withdrawal or transfer.



                      Unless you instruct otherwise, withdrawals will first be deducted from the Subaccounts in which you have allocated assets, excluding the GIS Subaccount(s). These deductions will be taken on a prorata basis. Then withdrawals will be deducted from amounts allocated to the Guarantee Account for the longest period of time. Finally, withdrawals will be deducted from the GIS Subaccount(s) from the segment that has been in effect for the shortest period of time.



                      Transfers from the GIS Subaccount(s) will be subject to the provisions in the "Transfers" provision in this prospectus.



MONTHLY INCOME        You may elect to receive monthly income under this rider
                      or you may elect to transfer the value in the GIS
                      Subaccount(s) to another investment option under your contract and receive income payments. If you elect to transfer the value in the GIS Subaccount(s) to another investment option, you will lose the guaranteed income benefit for that segment.



                      On the Income Start Date, we will begin making monthly income payments in accordance with the monthly income plan chosen by you. The Income Start Date for the first segment is determined at application. The Income Start Date for each additional segment is determined at the time that segment is added to the contract. Once established, these Income Start Dates cannot be changed. For a single Annuitant, monthly income will be based on a Life Income with a 10 Year Period Certain plan. For Joint Annuitants, monthly income will be based on a Joint Life and Survivor Income with a 10 Year Period Certain plan. Different options may be elected prior to the effective date of the segment and must be approved by us. Please note that all Optional Payment Plans listed may not be available. See the "Optional Payment Plans" section of the "Income Payments" provision in this prospectus for additional information on available payment options.



                      Once monthly income payments begin, we will allocate payments to the investment options in which you have allocated assets at that time, excluding the GIS Subaccount(s), unless you choose to have monthly income payments made directly to you. Monthly income payments that are allocated to the investment options will not be subject to a contingent deferred sales charge if those payments are subsequently withdrawn or surrendered from the contract.



                      Monthly income is calculated as of the first Valuation Day of each annuity year. If the first day of the annuity year does not begin on a Valuation Day, payments will be calculated on the next succeeding Valuation Day. Monthly income from the segment will not change from month to month during an annuity year; however, if another segment begins monthly payments after payments have already begun from other segments, your total monthly payments may increase due to the fact payments are being made from multiple segments.



HOW INCOME PAYMENTS
ARE CALCULATED



Initial Income        The initial annual income amount under any applicable
Payment               payment plan is calculated by taking (a) multiplied by
                      (b), divided by (c), where:



                        (a) is the annual income rate per $1,000 in the
                            contract for the income payment plan elected and the gender(s) and settlement age(s) of the Annuitant(s) as shown in the rider as of the Income Start Date;



                        (b) is the value in the applicable GIS Subaccount(s) as
                            of the Income Start Date, less any applicable premium tax; and



                        (c) is $1,000.



                      Income rates, for purposes of the Guaranteed Income Rider, are based on the Annuity 2000 Mortality Tables, using an assumed interest rate of 3.5%.



                      The initial monthly income is the greater of the level income amount and the guaranteed income floor. We determine the level income amount by applying the annual income amount to a 12 month, period certain, single payment immediate annuity.

                      For contracts issued prior to April 29, 2005 or prior to the date on which state insurance authorities approve applicable contract modifications, the guaranteed income floor is equal to (a) multiplied by (b) multiplied by
                      (c), where:



                        (a) is the scheduled transfer;



                        (b) is the guaranteed annual income factor divided by
                            12; and



                        (c) is the number of scheduled transfers made, adjusted
                            for withdrawals and transfers.



                      For contracts issued on or after the later of April 29, 2005 or the date on which state insurance authorities approve applicable contract modifications, the guaranteed income floor is equal to (a) multiplied by (b), where:



                        (a) is the scheduled transfers made into the GIS
                            Subaccount(s), adjusted for withdrawals and transfers; and



                        (b) is the guaranteed annual income factor divided by
                            12.



                      Subsequent income payments are determined by Annuity
Subsequent Income     Units. The amount of any subsequent annual income amount
Payments              may be greater or less than the initial amount.



                      For contracts issued prior to April 29, 2005 or prior to the date on which state insurance authorities approve applicable contract modifications, the number of Annuity Units is determined by dividing the dollar amount of the initial annual income amount by the Annuity Unit values as of the Income Start Date. Your number of Annuity Units under a particular segment remains fixed. The dollar amount of each subsequent annual income amount is determined by multiplying your number of Annuity Units by the Annuity Unit value as of the Valuation Day each annuity year begins.



                      For contracts issued on or after the later of April 29, 2005 or the date on which state insurance authorities approve applicable contract modifications, the number of Annuity Units for each Subaccount is determined by dividing the portion of the initial annual income amount attributable to that Subaccount by the Annuity Unit value for that Subaccount as of the Income Start Date. The dollar amount of each subsequent annual income amount is the sum of the amounts from each Subaccount. The amount is determined by multiplying your number of Annuity Units in each Subaccount by the Annuity Unit value for that Subaccount as of the Valuation Day each annuity year begins.



                      An adjustment account is established on the Income Start Date. The adjustment account tracks the difference between the level income amount and the guaranteed income floor when the level income amount is less than the guaranteed income floor. You will not receive monthly income above the guaranteed income floor unless future performance of the underlying Subaccount(s) is sufficient to reduce the adjustment account to zero. Therefore, poor long-term performance of the underlying Subaccount(s) may result in monthly income equal to the guaranteed income floor, even if the underlying Subaccount(s) performs well in a particular year. The value of the adjustment account will be the greater of (a) and (b), where:



                        (a) is zero; and



                        (b) is 12 multiplied by the guaranteed income floor
                            minus 12 multiplied by the initial level income amount.



                      The actual monthly income in subsequent annuity years is the greater of (a) and (b), where:



                        (a) is the subsequent level income amount minus any
                            value in the adjustment account as of the date the last monthly income was made divided by 12; and



                        (b) is the guaranteed income floor.



                      For monthly income in subsequent annuity years, the value of the adjustment account will be the greater of (a) and
                      (b) where:



                        (a) is zero; and



                        (b) is the value of the adjustment account as of the
                            date that the last monthly income was made, plus 12 multiplied by the actual subsequent monthly income, minus 12 multiplied by the subsequent level income amount.



                      On the Income Start Date, if any monthly income would be $100 or less, we reserve the right to reduce the frequency of transfers or payments to an interval that would result in each amount being at least $100. If the annual amount is less than $100, we will pay you the value in the applicable GIS Subaccount as of the Income Start Date and that segment will terminate.



                      On the Annuity Commencement Date, no further scheduled transfers can be added to the GIS Subaccount(s). On this date, monthly income will be included as part of income payments in accordance with your income payment plan selected.


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





DEATH PROVISIONS      The following provisions apply to any and all segments
                      with regard to the death of any Annuitant.



                      Special Distribution Rules When Death Occurs Before Income Start Date and Annuity Commencement Date



                      For a surviving spouse who is an Annuitant and a designated beneficiary, the following will apply:



                        (1) Upon notification of death:



                            (a) the value of all Subaccounts, excluding the
                                value of the GIS Subaccount(s), will be
                                transferred to the Dreyfus Variable Investment Fund -- Money Market Portfolio or the GE Investments Funds, Inc. -- Money Market Fund; and



                            (b) scheduled transfers if due will continue to be
                                made.



                        (2) If the surviving spouse elects to continue the
                            contract, on receipt of proof of death and all required forms at our Home Office:



                            (a) the death benefit under the contract will be
                                allocated on a prorata basis to the investment options in which assets are then allocated;



                            (b) all current segments will continue; and



                            (c) the surviving spouse may elect to fund new
                                segments on a contract monthly anniversary, if then eligible.



                      For a surviving spouse, who is the designated beneficiary of any portion of the contract but not an Annuitant, the following will apply;



                        (1) Upon notification of death;



                            (a) the value of all Subaccounts, including the GIS
                                Subaccount(s), will be transferred to the Dreyfus Variable Investment Fund -- Money Market Portfolio or the GE Investments Funds, Inc. -- Money Market Fund; and



                            (b) all existing segments will terminate.



                        (2) If the surviving spouse elects to continue the
                            contract, on receipt of proof of death and all required forms at our Home Office:



                            (a) we will allocate the death benefit under the
                                contract on a prorata basis to the investment options in which assets are then allocated; and

                            (b) the surviving spouse may elect to fund new
                                segments on a contract monthly anniversary, if then eligible.



                      Special Distribution Rules When Death Occurs On or After Income Start Date and Before Annuity Commencement Date



                      If any Annuitant dies on the Income Start Date, the death benefit is reduced prorata by the same proportion that the value in the GIS Subaccount(s) is to the total Contract Value.



                      If any Annuitant dies after the Income Start Date but before the Annuity Commencement Date, proceeds will be paid under this rider, unless the surviving spouse continues the contract. The amount of proceeds payable under this rider will be the greater of (a) and (b), where:



                        (a) is the commuted value of the remaining period
                            certain of the guaranteed income floor; and



                        (b) is the commuted value of the remaining period
                            certain of the annual income amount.



                      Commuted values will be calculated at a rate not greater than 1% above the rate at which the payments and Annuity Units were calculated. We will calculate the commuted values on the date that we receive proof of death and all required forms at our Home Office.



                      For a surviving spouse who is an Annuitant and designated beneficiary, the following will apply:



                        (1) Upon notification of death:



                            (a) the value of all Subaccounts, excluding the
                                value of the GIS Subaccount(s), will be
                                transferred to the Dreyfus Variable Investment Fund -- Money Market Portfolio or the GE Investments Funds, Inc. --Money Market Fund; and



                            (b) scheduled transfers if due will continue to be
                                made.



                        (2) If the surviving spouse elects to continue the
                            contract, on receipt of proof of death and all required forms at our Home Office:



                            (a) the death benefit will be allocated on a
                                prorata basis to the investment options in which assets are then allocated including any rider segments that are in effect prior to the Income Start Date;

                            (b) all current segments will continue; and



                            (c) the surviving spouse may elect to fund new
                                segments on any contract monthly anniversary, provided he or she meets the eligibility requirements.



                      For a surviving spouse, who is the designated beneficiary of any portion of the contract but not an Annuitant, the following will apply;



                        (1) Upon notification of death;



                            (a) all value of the Subaccounts will be
                                transferred to the Dreyfus Variable Investment Fund -- Money Market Portfolio or the GE Investments Funds, Inc. -- Money Market Fund; and



                            (b) all existing segments not past the Income Start
                                Date will terminate.



                        (2) If the surviving spouse elects to continue the
                            contract, on receipt of proof of death and all required forms at our Home Office:



                            (a) the death benefit will be allocated on a
                                prorata basis to the investment options in which assets are then allocated;



                            (b) any segment past its Income Start Date will
                                continue any remaining period certain payments; and



                            (c) the surviving spouse may elect to fund new
                                segments on any contract monthly anniversary, provided he or she meets the eligibility requirements.



                      The surviving spouse will become the named designated Annuitant.



OTHER CONTRACT        Any rider and contract charges not taken on a daily basis
CHARGES               will first be deducted on a prorata basis from all
                      Subaccounts, excluding the GIS Subaccount(s). If the assets in the Subaccounts are insufficient to cover the charges, the remaining amount will be deducted from any Guarantee Account. Deductions from the Guarantee Account will be taken first from the amounts that have been in the Guarantee Account for the longest period of time. For contracts issued prior to April 29, 2005 or prior to the date on which state insurance authorities approve applicable contract modifications, any remaining charges will be deducted prorata from the GIS subaccount(s) in the oldest segment(s) that have not reached their Income
                      Start Date(s). For contracts issued on or after the later of April 29, 2005 or the date on which state insurance authorities approve applicable contract modifications, any remaining charges will be deducted from the GIS
                      Subaccount(s) of the segments beginning with the segment that has been in effect for the shortest period of time and that has not reached its Income Start Date. For these contracts, except for the annual contract charge, any rider and contract charges not taken on a daily basis from the GIS Subaccount(s) will be treated as withdrawals for purposes of calculating the guaranteed income floor and scheduled transfers made.



TERMINATION OF        For contracts issued prior to April 29, 2005 or prior to
RIDER                 the date on which state insurance authorities approve
                      applicable contract modifications, this rider will terminate on the contract anniversary following the first date that there are no segments, unless the Annuitant and any Joint Annuitant are eligible to buy a segment on that date. For contracts issued on or after the later of April
                      29, 2005 or the date on which state insurance authorities approve applicable contract modifications, this rider will terminate on the contract anniversary following the first date that there are no segments, unless you are eligible to buy a segment on that date.



OWNERSHIP AND         On the date that the contract is assigned or sold, unless
CHANGE OF             under an involuntary assignment effected by legal
OWNERSHIP             process, all amounts in the GIS Subaccount(s) will be
                      transferred to the Dreyfus Variable Investment
                      Fund -- Money Market Portfolio or the GE Investments
                      Funds, Inc. -- Money Market Fund.



                      If you marry after the Contract Date, you may add your spouse as a Joint Owner and Joint Annuitant or as a Joint Annuitant only, subject to our approval.



                      For purposes of this rider:



                         . a non-natural Owner must name an Annuitant and may
                           name a Joint Annuitant;



                         . a natural individual Owner must also be an Annuitant;



                         . if there is only one natural Owner, that Owner may
                           name his or her spouse as a Joint Annuitant.



EXAMPLES The following example shows how the Guaranteed Income Rider works based on hypothetical values. It is not intended to depict investment performance of the contract.



                      The example assumes that an owner purchases a contract with a male Annuitant age 60 at the time of issue and has elected a Life Income with 10 Years Certain payment plan. In addition, the example assumes that:



                        (1) the owner purchases the contract for $96,000;



                        (2) the owner makes no additional purchase payments;



                        (3) the owner purchases only one segment;

                        (4) the contract, including the GIS Subaccount
                            investing in shares of the GE Investments Funds, Inc. -- Total Return Fund, earns a net return of 5%;



                        (5) the owner makes scheduled transfers of $800 at the
                            first of every month (for a total of $9,600 per year) for 10 years; and



                        (6) the owner annuitizes the GIS Subaccount at the end
                            of the 10th year.




                                                                Value of  Guaranteed
       Value of              Value of   Value of GIS              GIS      Minimum
     Subaccounts  Scheduled Subaccounts  Subaccount  Scheduled Subaccount   Annual
     at Beginning Transfers  at End of  at Beginning Transfers at End of   Payment
Year   of Year      Made       Year       of Year      Made       Year     Accrued
------------------------------------------------------------------------------------
  1    $96,000     $9,600     $90,778     $      0    $9,600    $  9,849    $  956
  2     90,778      9,600      85,303        9,849     9,600      20,173     1,913
  3     85,303      9,600      79,565       20,173     9,600      30,995     2,869
  4     79,565      9,600      73,551       30,995     9,600      42,339     3,825
  5     73,551      9,600      67,247       42,339     9,600      54,230     4,781
  6     67,247      9,600      60,639       54,230     9,600      66,695     5,738
  7     60,639      9,600      53,712       66,695     9,600      79,761     6,694
  8     53,712      9,600      46,452       79,761     9,600      93,457     7,650
  9     46,452      9,600      38,841       93,457     9,600     107,814     8,606
 10     38,841      9,600      30,864      107,814     9,600     122,863     9,563
------------------------------------------------------------------------------------



                      Assuming the above, we will make guaranteed payments of $9,563 (annually) to the owner for the life of the Annuitant or for 10 years, whichever is longer. The table below shows how calculated payments and the adjustment account may vary and affect the payment to the owner.



                                                     Adjustment
                      Calculated Guaranteed Payment   Account
                 Year  Payment    Payment   to Owner  Balance
                 ----------------------------------------------
                  11   $ 9,436     $9,563   $ 9,563     $127
                  12     9,557      9,563     9,563      132
                  13     9,679      9,563     9,563       16
                  14     9,803      9,563     9,787        0
                  15     9,928      9,563     9,928        0
                  16    10,055      9,563    10,055        0
                  17    10,184      9,563    10,184        0
                  18    10,314      9,563    10,314        0
                  19    10,446      9,563    10,446        0
                  20    10,579      9,563    10,579        0
                 ----------------------------------------------

                      For contracts issued on or after the later of April 29, 2005 or the date on which state insurance authorities approve applicable contract modifications, the following example also applies:



                      The following example shows how the Guaranteed Income Rider works based on hypothetical values. It is not intended to depict investment performance of the contract.



                      The example assumes that an owner purchases a contract with a male Annuitant age 60 at the time of issue and has elected a Life Income with 10 Years Certain payment plan. In addition, the example assumes that:



                        (1) the owner purchases the contract for $96,000;



                        (2) the owner makes no additional purchase payments;



                        (3) the owner purchases only one segment;



                        (4) the contract, including the GIS Subaccount
                            investing in shares of the GE Investments Funds, Inc. -- Total Return Fund, earns a net return of 5%;



                        (5) the owner transfers the entire $96,000 into the GIS
                            Subaccount at the beginning of year 1; and



                        (6) the owner annuitizes the GIS Subaccount at the end
                            of the 10/th/ year.



                                                                Value of  Guaranteed
       Value of              Value of   Value of GIS              GIS      Minimum
     Subaccounts  Scheduled Subaccounts  Subaccount  Scheduled Subaccount   Annual
     at Beginning Transfers  at End of  at Beginning Transfers at End of   Payment
Year   of Year      Made       Year       of Year      Made       Year     Accrued
------------------------------------------------------------------------------------
  1    $96,000     $96,000      $0        $      0    $96,000   $100,630    $9,563
  2          0           0       0         100,630          0    105,484     9,563
  3          0           0       0         105,484          0    110,572     9,563
  4          0           0       0         110,572          0    115,905     9,563
  5          0           0       0         115,905          0    121,495     9,563
  6          0           0       0         121,495          0    127,355     9,563
  7          0           0       0         127,355          0    133,498     9,563
  8          0           0       0         133,498          0    139,937     9,563
  9          0           0       0         139,937          0    146,687     9,563
 10          0           0       0         146,687          0    153,762     9,563
------------------------------------------------------------------------------------

                      Assuming the above, we will make guaranteed payments of $9,563 (annually) to the owner for the life of the Annuitant or for 10 years, whichever is longer. The table below shows how calculated payments and the adjustment account may vary and affect the payment to the owner.



                                                     Adjustment
                      Calculated Guaranteed Payment   Account
                 Year  Payment    Payment   to Owner  Balance
                 ----------------------------------------------
                  11   $11,809     $9,563   $11,809      $0
                  12    11,960      9,563    11,960       0
                  13    12,113      9,563    12,113       0
                  14    12,268      9,563    12,268       0
                  15    12,425      9,563    12,425       0
                  16    12,584      9,563    12,584       0
                  17    12,745      9,563    12,745       0
                  18    12,908      9,563    12,908       0
                  19    13,073      9,563    13,073       0
                  20    13,240      9,563    13,240       0



TAX TREATMENT OF      Monthly income payments allocated to investment options
GUARANTEED INCOME     under the contract and other transfers to investment
RIDER                 options are generally not subject to tax. However, if you
                      have elected to have monthly income payments paid to you and subsequently direct that they be allocated to investment options under the contract, monthly income payments so allocated may continue to be subject to tax under certain circumstances. If you have elected to have monthly income payments paid to you, you should consult a tax adviser before changing that election.



                      Monthly income payments and other distributions you receive before the Annuity Commencement Date are subject to tax as partial withdrawals. If your contract is a Non-Qualified Contract, this means that you will pay tax at ordinary income tax rates on the amount your receive to the extent that your Contract Value before the monthly income payment exceeds your "investment in the contract," i.e., generally, the total of your purchase payments under the contract reduced by any amounts you previously received from the contract that you did not include in your income. (It is important to note that the taxation of each payment is determined based on the total Contract Value and total investment in the contract, not the value in a particular segment or the purchase payments that may be considered to have been allocated to that segment.) The Code imposes a higher rate of tax on ordinary income than it does on capital gains. Monthly income payments you receive before the Annuity Commencement Date may also be subject to a penalty tax equal to 10% of the amount of such payments that are included in you gross income.

                      Monthly income payments you receive on or after the Annuity Commencement Date will be subject to tax as annuity payments. A portion of each payment will be treated as nontaxable recovery of you "investment in the contract" (see above) and the remainder will be taxed at ordinary income tax rates. We will notify you annually of the taxable amount of your annuity payments. If annuity payments cease because of the death of the Annuitant(s) and before the total amount of the "investment in the contract" has been recovered, the unrecovered amount generally will be deductible.



                      Persons intending to use the contract in connection with a qualified retirement plan should obtain advice from a tax adviser.



                      For further information on the tax treatment of partial withdrawals and annuity payments, see the "Federal Tax Matters" provision below.



GUARANTEED            The Guaranteed Income Rollover Rider Option may not be
INCOME ROLLOVER       available in all states or in all markets. The Guaranteed
RIDER OPTION          Income Rollover Rider may be referred to as
                      "ClearCourse/SM/" in our marketing materials. This rider provides a guaranteed income benefit. The benefit provides a series of payments determined on the earlier of the date you designate payments from the GIS
                      Subaccount(s) to begin (the "Income Start Date") or the date you annuitize the contract (the "Annuity
                      Commencement Date"). You may not make payments directly to the GIS Subaccount(s). Payments to the GIS
                      Subaccount(s) must be made through a series of monthly payments referred to as a segment. Each guaranteed income benefit is comprised of one or more segments.



                      If you wish to elect this rider, you must do so at the time of application. You may add additional segments on any contract monthly anniversary for a maximum of five segments, provided the Annuitant is age 70 or younger at the time the segment is elected. We reserve the right to allow additional segments in the future.



GUARANTEE             A guarantee transfer segment is a segment with a unique
TRANSFERS             combination of Income Start Date and monthly income plan
                      that is fully funded by a guarantee transfer. A guarantee transfer is an amount transferred from another annuity contract into the GIS Subaccount(s) for a guarantee transfer segment. Each guarantee transfer segment has its own effective date, Income Start Date, guarantee transfer, monthly income plan and guaranteed income floor.



SCHEDULED             A scheduled transfer segment is a segment that is only
TRANSFERS             funded by scheduled transfers. A scheduled transfer is an
                      amount transferred into the GIS Subaccount(s) from the investment options, excluding the GIS Subaccount(s), for a scheduled transfer segment. Once established, this amount may not be changed. Each scheduled transfer segment has its own effective date, Income Start Date, scheduled transfer, monthly income plan and guaranteed annual income factor.
                      The first scheduled transfer is made to the GIS
                      Subaccount(s) as of the effective date of the segment.
                      Scheduled transfers if due will continue to be made on each monthly anniversary of that date until the earlier of the Income Start Date or the Annuity Commencement
                      Date. Scheduled transfers may be made in advance of the monthly anniversaries on which they become due. If any month ends before the monthly anniversary or on a day that is not a Valuation Day, the next Valuation Day will be treated as the monthly anniversary for that month.



                      Scheduled transfers are made first to the GIS Subaccount(s) of the scheduled transfer segment that has been in effect for the longest period of time.



                      Scheduled transfers will first be made on a prorata basis from the Subaccounts to which you have allocated assets, excluding the GIS Subaccount(s). Scheduled transfers will then be made from any Guarantee Account to the extent that the value in the Subaccounts is insufficient to cover the scheduled transfer amount. Scheduled transfers from the Guarantee Account will be taken from amounts that have been in the Guarantee Account for the longest period of time.



                      There is a minimum scheduled transfer of $100. If amounts available for transfer on the date of the scheduled transfer are not enough to make the scheduled transfer, that scheduled transfer and any future scheduled transfers will not be made with respect to that segment. Your guaranteed income floor for that segment will be based upon scheduled transfers made to that date.



WITHDRAWALS AND       You may take a withdrawal or make transfers from the GIS
TRANSFERS             Subaccount(s) at any time prior to the earlier of the
                      Income Start Date or the Annuity Commencement Date.
                      Except for the annual contract charge, any rider and contract charges not taken on a daily basis from the GIS
                      Subaccount(s) will be treated as withdrawals for purposes of calculating the guaranteed income floor and scheduled transfers made.



                      Guarantee Transfer Segment -- Your initial guaranteed income floor for a guarantee transfer segment is determined at the time of the guarantee transfer for that segment. Once you take a withdrawal or make a transfer from a guarantee transfer segment, your guaranteed income floor will be adjusted to reflect the amount withdrawn or transferred. After such withdrawal or transfer, the guaranteed income floor will be (a) multiplied by (b) divided by (c), where:



                        (a) is the guaranteed income floor before such
                            withdrawal or transfer;

                        (b) is the value of the applicable GIS Subaccount(s)
                            after such withdrawal or transfer; and



                        (c) is the value of the applicable GIS Subaccount(s)
                            before such withdrawal or transfer.



                      Scheduled Transfer Segment -- Once you take a withdrawal or make a transfer from a scheduled transfer segment, you will not be permitted to make any additional scheduled transfers to that segment. Your guaranteed income floor will be adjusted to reflect the amount withdrawn or transferred by using a recalculation of scheduled transfers made as described below. After such withdrawal or transfer, the scheduled transfers made will equal (a) multiplied by (b) divided by (c), where:



                        (a) is the scheduled transfers made prior to such
                            withdrawal or transfer;



                        (b) is the value of the applicable GIS Subaccount(s)
                            after such withdrawal or transfer; and



                        (c) is the value of the applicable GIS Subaccount(s)
                            before such withdrawal or transfer.



                      Unless you instruct otherwise, withdrawals will first be deducted from the Subaccounts in which you have allocated assets, excluding the GIS Subaccount(s). These deductions will be taken on a prorata basis. Then, withdrawals will be deducted from amounts allocated to the Guarantee Account for the longest period of time. Next, withdrawals will be deducted from the GIS Subaccount(s) of the scheduled transfer segments beginning with the scheduled transfer segment that has been in effect for the shortest period of time. Finally, withdrawals will be deducted from the GIS Subaccount(s) of the guarantee transfer segments beginning with the guarantee transfer segment that has been in effect for the shortest period of time.



                      Transfers from the GIS Subaccount(s) will be subject to the provisions in the "Transfers" provision in this prospectus.



MONTHLY INCOME        You may elect to receive monthly income under this rider
                      or you may elect to transfer the value in the GIS
                      Subaccount(s) to another investment option under your contract and receive income payments. If you elect to transfer the value in the GIS Subaccount(s) to another investment option, you will lose the guaranteed income benefit for that segment.



                      On the Income Start Date, we will begin making monthly income payments in accordance with the monthly income plan chosen by you. The Income Start Date for the first segment is determined at application. The Income Start Date for each additional segment is determined at the time that segment is added to the contract. Once established, these Income Start Dates cannot be changed. For a scheduled transfer segment, monthly income will be based on a Life Income with a 10 Year Period Certain plan for a single Annuitant and a Joint Life and Survivor Income with a 10 Year Period Certain plan for Joint Annuitants. The income plan for a guarantee transfer segment will be determined at the time of the guarantee transfer and will depend on the income plan associated with the annuity contract that funded the guarantee transfer. Different options may be elected prior to the effective date of the segment and must be approved by us. Please note that all Optional Payment Plans listed may not be available. See the "Optional Payment Plans" section of the "Income Payments" provision in this prospectus for additional information on available payment options.



                      Once monthly income payments begin, we will allocate payments to the investment options in which you have allocated assets at that time, excluding the GIS Subaccount(s), unless you choose to have monthly income payments made directly to you. Monthly income payments that are allocated to the investment options will not be subject to a contingent deferred sales charge if those payments are subsequently withdrawn or surrendered from the contract.



                      Monthly income is calculated as of the first Valuation Day of each annuity year. If the first day of the annuity year does not begin on a Valuation Day, payments will be calculated on the next succeeding Valuation Day. Monthly income from the segment will not change from month to month during an annuity year; however, if another segment begins monthly payments after payments have already begun from other segments, your total monthly payments may increase due to the fact payments are being made from multiple segments.



HOW INCOME PAYMENTS
ARE CALCULATED



Initial Income        The initial annual income amount under any applicable
Payment               payment plan is calculated by taking (a) multiplied by
                      (b), divided by (c), where:



                        (a) is the annual income rate per $1,000 in the
                            contract for the income payment plan elected and the gender(s) and settlement age(s) of the Annuitant(s) as shown in the rider as of the Income Start Date;



                        (b) is the value in the applicable GIS Subaccount(s) as
                            of the Income Start Date, less any applicable premium tax; and

                        (c) is $1,000.



                      Income rates, for purposes of the Guaranteed Income Rollover Rider, are based on the Annuity 2000 Mortality Tables, using an assumed interest rate of 3.5%.



                      The initial monthly income is the greater of the level income amount and the guaranteed income floor. We determine the level income amount by applying the annual income amount to a 12 month, period certain, single payment immediate annuity.



                      The guaranteed income floor for a scheduled transfer segment is equal to (a) multiplied by (b), where:



                        (a) is the scheduled transfers made into the GIS
                            Subaccount(s), adjusted for withdrawals and transfers; and



                        (b) is the guaranteed annual income factor divided by
                            12.



                      The guaranteed income floor for a guarantee transfer segment is determined at the time of the guarantee transfer for that segment.



                      Subsequent income payments are determined by Annuity
Subsequent Income     Units. The amount of any subsequent annual income amount
Payments              may be greater or less than the initial amount. The
                      number of Annuity Units for each Subaccount is determined by dividing the portion of the initial annual income amount attributable to that Subaccount by the Annuity
                      Unit value for that Subaccount as of the Income Start
                      Date. The dollar amount of each subsequent annual income amount is the sum of the amounts from each Subaccount.
                      The amount is determined by multiplying your number of Annuity Units in each Subaccount by the Annuity Unit value for that Subaccount as of the Valuation Day each annuity year begins.



                      An adjustment account is established on the Income Start Date. The adjustment account tracks the difference between the level income amount and the guaranteed income floor when the level income amount is less than the guaranteed income floor. You will not receive monthly income above the guaranteed income floor unless future performance of the underlying Subaccount(s) is sufficient to reduce the adjustment account to zero. Therefore, poor long-term performance of the underlying Subaccount(s) may result in monthly income equal to the guaranteed income floor, even if the underlying Subaccount(s) performs well in a particular year. The value of the adjustment account will be the greater of (a) and (b), where:



                        (a) is zero; and



                        (b) is 12 multiplied by the guaranteed income floor
                            minus 12 multiplied by the initial level income amount.

                      The actual monthly income in subsequent annuity years is the greater of (a) and (b), where:



                        (a) is the subsequent level income amount minus any
                            value in the adjustment account as of the date the last monthly income was made divided by 12; and



                        (b) is the guaranteed income floor.



                      For monthly income in subsequent annuity years, the value of the adjustment account will be the greater of (a) and
                      (b) where:



                        (a) is zero; and



                        (b) is the value of the adjustment account as of the
                            date that the last monthly income was made, plus 12 multiplied by the actual subsequent monthly income, minus 12 multiplied by the subsequent level income amount.



                      On the Income Start Date, if any monthly income would be $100 or less, we reserve the right to reduce the frequency of transfers or payments to an interval that would result in each amount being at least $100. If the annual amount is less than $100, we will pay you the value in the applicable GIS Subaccount as of the Income Start Date and that segment will terminate.



                      On the Annuity Commencement Date, no further scheduled transfers can be added to the GIS Subaccount(s). On this date, monthly income will be included as part of income payments in accordance with your income payment plan selected.



DEATH PROVISIONS      The following provisions apply to any and all segments
                      with regard to the death of any Annuitant.



                      Special Distribution Rules When Death Occurs Before Income Start Date and Annuity Commencement Date



                      For a surviving spouse who is an Annuitant and a designated beneficiary, the following will apply:



                        (1) Upon notification of death:



                            (a) the value of all Subaccounts, excluding the
                                value of the GIS Subaccount(s), will be
                                transferred to the Dreyfus Variable Investment Fund -- Money Market Portfolio or the GE Investments Funds, Inc. -- Money Market Fund; and



                            (b) scheduled transfers if due will continue to be
                                made.

                        (2) If the surviving spouse elects to continue the
                            contract, on receipt of proof of death and all required forms at our Home Office:



                            (a) the death benefit under the contract will be
                                allocated on a prorata basis to the investment options in which assets are then allocated;



                            (b) all current segments will continue; and



                            (c) the surviving spouse may elect to fund new
                                segments on a contract monthly anniversary, if then eligible.



                      For a surviving spouse, who is the designated beneficiary of any portion of the contract but not an Annuitant, the following will apply;



                        (1) Upon notification of death;



                            (a) the value of all Subaccounts, including the GIS
                                Subaccount(s), will be transferred to the Dreyfus Variable Investment Fund -- Money Market Portfolio or the GE Investments Funds, Inc. -- Money Market Fund; and



                            (b) all existing segments will terminate.



                        (2) If the surviving spouse elects to continue the
                            contract, on receipt of proof of death and all required forms at our Home Office:



                            (a) we will allocate the death benefit under the
                                contract on a prorata basis to the investment options in which assets are then allocated; and



                            (b) the surviving spouse may elect to fund new
                                segments on a contract monthly anniversary, if then eligible.



                      Special Distribution Rules When Death Occurs On or After Income Start Date and Before Annuity Commencement Date



                      If the Annuitant dies on the Income Start Date, the death benefit is reduced prorata by the same proportion that the value in the GIS Subaccount(s) is to the total Contract Value.



                      If any Annuitant dies after the Income Start Date but before the Annuity Commencement Date, proceeds will be paid under this rider, unless the surviving spouse continues the Contract. The amount of proceeds payable under this rider will be the greater of (a) and (b), where:



                        (a) is the commuted value of the remaining period
                            certain of the guaranteed income floor; and

                        (b) is the commuted value of the remaining period
                            certain of the annual income amount.



                      Commuted values will be calculated at a rate not greater than 1% above the rate at which the payments and Annuity Units were calculated. We will calculate the commuted values on the date that we receive proof of death and all required forms at our Home Office.



                      For a surviving spouse who is an Annuitant and designated beneficiary, the following will apply:



                        (1) Upon notification of death:



                            (a) the value of all Subaccounts, excluding the
                                value of the GIS Subaccount(s), will be
                                transferred to the Dreyfus Variable Investment Fund -- Money Market Portfolio or the GE Investments Funds, Inc. -- Money Market Fund; and



                            (b) scheduled transfers if due will continue to be
                                made.



                        (2) If the surviving spouse elects to continue the
                            contract, on receipt of proof of death and all required forms at our Home Office:



                            (a) the death benefit will be allocated on a
                                prorata basis to the investment options in which assets are then allocated including any rider segments that are in effect prior to the Income Start Date;



                            (b) all current segments will continue; and



                            (c) the surviving spouse may elect to fund new
                                segments on any contract monthly anniversary, provided he or she meets the eligibility requirements.



                      For a surviving spouse, who is the designated beneficiary of any portion of the contract but not an Annuitant, the following will apply;



                        (1) Upon notification of death;



                            (a) all value of the Subaccounts will be
                                transferred to the Dreyfus Variable Investment Fund -- Money Market Portfolio or the GE Investments Funds, Inc. -- Money Market Fund; and



                            (b) all existing segments not past the Income Start
                                Date will terminate.

                        (2) If the surviving spouse elects to continue the
                            contract, on receipt of proof of death and all required forms at our Home Office:



                            (a) the death benefit will be allocated on a
                                prorata basis to the investment options in which assets are then allocated;



                            (b) any segment past its Income Start Date will
                                continue any remaining period certain payments; and



                            (c) the surviving spouse may elect to fund new
                                segments on any contract monthly anniversary, provided he or she meets the eligibility requirements.



                      The surviving spouse will become the named designated Annuitant.



OTHER CONTRACT        Any rider and contract charges not taken on a daily basis
CHARGES               will first be deducted on a prorata basis from all
                      Subaccounts, excluding the GIS Subaccount(s). If the assets in the Subaccounts are insufficient to cover the charges, the remaining amount will be deducted from any Guarantee Account. Deductions from the Guarantee Account will be taken first from the amounts that have been in the Guarantee Account for the longest period of time.
                      Next, any remaining charges will be deducted from the GIS
                      Subaccount(s) of the scheduled transfer segments beginning with the scheduled transfer segment that has been in effect for the shortest period of time and that has not reached its Income Start Date. Finally, any remaining charges will be deducted from the GIS
                      Subaccount(s) of the guarantee transfer segments beginning with the guarantee transfer segment that has been in effect for the shortest period of time and that has not reached its Income Start Date. Except for the annual contract charge, any rider and contract charges not taken on a daily basis from the GIS Subaccount(s) will be treated as withdrawals for purposes of calculating the guaranteed income floor and scheduled transfers made.



TERMINATION OF        This rider will terminate on the contract anniversary
RIDER                 following the first date that there are no segments,
                      unless you are eligible to add a segment on that date.



OWNERSHIP AND CHANGE  On the date that the contract is assigned or sold, unless
OF OWNERSHIP          under an involuntary assignment effected by legal
                      process, all amounts in the GIS Subaccount(s) will be transferred to the Dreyfus Variable Investment
                      Fund -- Money Market Portfolio or the GE Investments
                      Funds, Inc. -- Money Market Fund.

                      If you marry after the Contract Date, you may add your spouse as a Joint Owner and Joint Annuitant or as a Joint Annuitant only, subject to our approval.



                      For purposes of this rider:



                         . a non-natural Owner must name an Annuitant and may
                           name a Joint Annuitant;



                         . a natural individual Owner must also be an Annuitant;



                         . if there is only one natural Owner, that Owner may
                           name his or her spouse as a Joint Annuitant.



EXAMPLES The following examples show how the Guaranteed Income Rollover Rider works based on hypothetical values. It is not intended to depict investment performance of the contract.



                      This example assumes that an owner purchases a contract with a male Annuitant age 60 at the time of issue and has elected a Life Income with 10 Years Certain payment plan. In addition, this example assumes that:



                        (1) the owner purchases the contract for $96,000;



                        (2) the owner makes no additional purchase payments;



                        (3) the owner purchases only one segment;



                        (4) the contract, including the GIS Subaccount
                            investing in shares of the GE Investments Funds, Inc. -- Total Return Fund, earns a net return of 5%;



                        (5) the owner makes scheduled transfers of $800 at the
                            first of every month (for a total of $9,600 per year) for 10 years; and



                        (6) the owner annuitizes the GIS Subaccount at the end
                            of the 10/th/ year.

                                                                                        Guaranteed
       Value of                                   Value of GIS                           Minimum
     Subaccounts                    Value of       Subaccount  Scheduled  Value of GIS    Annual
     at Beginning   Scheduled     Subaccounts     at Beginning Transfers   Subaccount    Payment
Year   of Year    Transfers Made at End of Year     of Year      Made    at End of Year  Accrued
---- ------------ -------------- --------------   ------------ --------- -------------- ----------
  1    $96,000        $9,600        $90,778         $      0    $9,600      $  9,849      $  956
  2     90,778         9,600         85,303            9,849     9,600        20,173       1,913
  3     85,303         9,600         79,565           20,173     9,600        30,995       2,869
  4     79,565         9,600         73,551           30,995     9,600        42,339       3,825
  5     73,551         9,600         67,247           42,339     9,600        54,230       4,781
  6     67,247         9,600         60,639           54,230     9,600        66,695       5,738
  7     60,639         9,600         53,712           66,695     9,600        79,761       6,694
  8     53,712         9,600         46,452           79,761     9,600        93,457       7,650
  9     46,452         9,600         38,841           93,457     9,600       107,814       8,606
 10     38,841         9,600         30,864          107,814     9,600       122,863       9,563
--------------------------------------------------------------------------------------------------



                      Assuming the above, we will make guaranteed payments of $9,563 (annually) to the owner for the life of the Annuitant or for 10 years, whichever is longer. The table below shows how calculated payments and the adjustment account may vary and affect the payment to the owner.



                                                             Adjustment Account
 Year Calculated Payment Guaranteed Payment Payment to Owner      Balance
 ---- ------------------ ------------------ ---------------- ------------------
  11       $ 9,436             $9,563           $ 9,563             $127
  12         9,557              9,563             9,563              132
  13         9,679              9,563             9,563               16
  14         9,803              9,563             9,787                0
  15         9,928              9,563             9,928                0
  16        10,055              9,563            10,055                0
  17        10,184              9,563            10,184                0
  18        10,314              9,563            10,314                0
  19        10,446              9,563            10,446                0
  20        10,579              9,563            10,579                0
 ------------------------------------------------------------------------------


                      This next example assumes that an owner purchases a contract with a male Annuitant age 60 at the time of issue and has elected a Life Income with 10 Years Certain payment plan. In addition, this example assumes that:



                        (1) the owner purchases the contract for $96,000;



                        (2) the owner makes no additional purchase payments;



                        (3) the owner purchases only one segment;

                        (4) the contract, including the GIS Subaccount
                            investing in shares of the GE Investments Funds, Inc. -- Total Return Fund, earns a net return of 5%;



                        (5) the owner transfers the entire $96,000 into the GIS
                            Subaccount at the beginning of year 1; and



                        (6) the owner annuitizes the GIS Subaccount at the end
                            of the 10/th/ year.



                                                                                        Guaranteed
       Value of                                   Value of GIS                           Minimum
     Subaccounts                    Value of       Subaccount  Scheduled  Value of GIS    Annual
     at Beginning   Scheduled     Subaccounts     at Beginning Transfers   Subaccount    Payment
Year   of Year    Transfers Made at End of Year     of Year      Made    at End of Year  Accrued
--------------------------------------------------------------------------------------------------
  1    $96,000       $96,000           $0           $      0    $96,000     $100,630      $9,563
  2          0             0            0            100,630          0      105,484       9,563
  3          0             0            0            105,484          0      110,572       9,563
  4          0             0            0            110,572          0      115,905       9,563
  5          0             0            0            115,905          0      121,495       9,563
  6          0             0            0            121,495          0      127,355       9,563
  7          0             0            0            127,355          0      133,498       9,563
  8          0             0            0            133,498          0      139,937       9,563
  9          0             0            0            139,937          0      146,687       9,563
 10          0             0            0            146,687          0      153,762       9,563
--------------------------------------------------------------------------------------------------



                      Assuming the above, we will make guaranteed payments of $9,563 (annually) to the owner for the life of the Annuitant or for 10 years, whichever is longer. The table below shows how calculated payments and the adjustment account may vary and affect the payment to the owner.



                                                             Adjustment Account
 Year Calculated Payment Guaranteed Payment Payment to Owner      Balance
 ---- ------------------ ------------------ ---------------- ------------------
  11       $11,809             $9,563           $11,809              $0
  12        11,960              9,563            11,960               0
  13        12,113              9,563            12,113               0
  14        12,268              9,563            12,268               0
  15        12,425              9,563            12,425               0
  16        12,584              9,563            12,584               0
  17        12,745              9,563            12,745               0
  18        12,908              9,563            12,908               0
  19        13,073              9,563            13,073               0
  20        13,240              9,563            13,240               0
 ------------------------------------------------------------------------------

                      This next example assumes that an owner purchases a contract with a male Annuitant age 60 at the time of issue and has elected a Life Income with 20 Years Certain payment plan. In addition, this example assumes that:


                        (1) the owner transfers $96,000 into the contract from
                            another annuity contract;

                        (2) the owner purchases only one segment;

                        (3) the contract, including the GIS Subaccount
                            investing in shares of the GE Investments Funds, Inc. -- Total Return Fund, earns a net return of 5%;

                        (4) the guaranteed income floor is $500 (the guaranteed
                            annual income is $6000);

                        (5) the income plan is Life Income with 20 Years
                            Certain; and

                        (6) the owner annuitizes the GIS Subaccount at the end
                            of the 5/th/ year.

                                                                                        Guaranteed
       Value of                                   Value of GIS                           Minimum
     Subaccounts                    Value of       Subaccount  Scheduled  Value of GIS    Annual
     at Beginning   Scheduled     Subaccounts     at Beginning Transfers   Subaccount    Payment
Year   of Year    Transfers Made at End of Year     of Year      Made    at End of Year  Accrued
--------------------------------------------------------------------------------------------------
  1    $96,000       $96,000           $0           $      0    $96,000     $100,630      $6,000
  2          0             0            0            100,630          0      105,484       6,000
  3          0             0            0            105,484          0      110,572       6,000
  4          0             0            0            110,572          0      115,905       6,000
  5          0             0            0            115,905          0      121,495       6,000
--------------------------------------------------------------------------------------------------


                      Assuming the above, we will make guaranteed payments of $6,000 (annually) to the owner for the life of the Annuitant or for 20 years, whichever is longer. The table below shows how calculated payments and the adjustment account may vary and affect the payment to the owner.


                                                             Adjustment Account
 Year Calculated Payment Guaranteed Payment Payment to Owner      Balance
 ---- ------------------ ------------------ ---------------- ------------------
   6        $7,397             $6,000            $7,397              $0
   7         7,492              6,000             7,492               0
   8         7,587              6,000             7,587               0
   9         7,684              6,000             7,684               0
  10         7,783              6,000             7,783               0
  11         7,882              6,000             7,882               0
  12         7,983              6,000             7,983               0
  13         8,085              6,000             8,085               0
  14         8,188              6,000             8,188               0
  15         8,293              6,000             8,293               0
 ------------------------------------------------------------------------------

TAX TREATMENT OF      Monthly income payments allocated to investment options
GUARANTEED INCOME     under the contract and other transfers to investment
ROLLOVER RIDER        options are generally not subject to tax. However, if you
                      have elected to have monthly income payments paid to you and subsequently direct that they be allocated to investment options under the contract, monthly income payments so allocated may continue to be subject to tax under certain circumstances. If you have elected to have monthly income payments paid to you, you should consult a tax adviser before changing that election.



                      Monthly income payments and other distributions you receive before the Annuity Commencement Date are subject to tax as partial withdrawals. If your contract is a Non-Qualified Contract, this means that you will pay tax at ordinary income tax rates on the amount your receive to the extent that your Contract Value before the monthly income payment exceeds your "investment in the contract," i.e., generally, the total of your purchase payments under the contract reduced by any amounts you previously received from the contract that you did not include in your income. (It is important to note that the taxation of each payment is determined based on the total Contract Value and total investment in the contract, not the value in a particular segment or the purchase payments that may be considered to have been allocated to that segment.) The Code imposes a higher rate of tax on ordinary income than it does on capital gains. Monthly income payments you receive before the Annuity Commencement Date may also be subject to a penalty tax equal to 10% of the amount of such payments that are included in you gross income.



                      Monthly income payments you receive on or after the Annuity Commencement Date will be subject to tax as annuity payments. A portion of each payment will be treated as nontaxable recovery of you "investment in the contract" (see above) and the remainder will be taxed at ordinary income tax rates. We will notify you annually of the taxable amount of your annuity payments. If annuity payments cease because of the death of the Annuitant(s) and before the total amount of the "investment in the contract" has been recovered, the unrecovered amount generally will be deductible.



                      Persons intending to use the contract in connection with a qualified retirement plan should obtain advice from a tax adviser.



                      For further information on the tax treatment of partial withdrawals and annuity payments, see the "Federal Tax Matters" provision below.



PAYMENT               The Payment Protection Rider Option may not be available
PROTECTION RIDER      in all states or in all markets. This rider may be
OPTION                referred to as the "GE Principal Protection
                      Advantage/SM/" in our marketing materials. We reserve the right to discontinue offering the Payment Protection
                      Rider Option at any time and for any reason. This rider provides a guaranteed income benefit. The benefit provides a series of payments (a "Payment Protection Plan") determined on the date you elect to take such payments (the "Income
                      Start Date"). You may have a maximum of five Payment
                      Protection Plans. We reserve the right to allow additional Payment Protection Plans. A Payment Protection
                      Plan may provide an additional benefit if the last
                      Annuitant dies after the Income Start Date. If you wish to elect this rider, you must do so at the time of application.


INVESTMENT STRATEGY   In order to receive the full benefit provided by this
                      rider, you must invest all purchase payments and allocations in accordance with a prescribed Investment
                      Strategy. If you do not allocate all assets in accordance with the prescribed Investment Strategy, your benefit will be reduced by 50%. Even if your benefit is reduced, you will continue to pay the full amount charged for the rider.


                      Investment Strategies may change from time to time. You may allocate your assets in accordance with your Investment Strategy prescribed at the time the contract was issued, or in accordance with the Investment Strategy in effect at the time you reset your benefit. Therefore, you may have assets allocated to an Investment Strategy that is different than the Investment Strategy described in this prospectus. In addition, if you are taking income payments and still have Contract Value in the contract, you may have assets allocated to different Investment Strategies. Your ability to choose different Investment Strategies is limited, as described below.




                      The Investment Strategy includes specific Designated Subaccounts, as well as an Asset Allocation Model. The current Investment Strategy (effective as of April 29,
                      2005) is as follows:



                        (1) owners may allocate assets to the following
                            Designated Subaccounts:



                            Fidelity Variable Insurance Products Fund -- VIP Asset Manager/SM/ Portfolio --Service Class 2;



                            Franklin Templeton Variable Insurance Products Trust -- Franklin Income Securities Fund -- Class 2 Shares;



                            GE Investments Funds, Inc. -- Total Return Fund;



                            Janus Aspen Series -- Balanced Portfolio -- Service Shares;



                            MFS(R) Variable Insurance Trust -- MFS(R) Total Return Series -- Service Class Shares;



                            Merrill Lynch Variable Series Funds,
                            Inc. -- Merrill Lynch Global Allocation V.I.
                            Fund -- Class III Shares;



                            Oppenheimer Variable Account Funds -- Oppenheimer Balanced Fund/NA --Service Shares; and/or

                            Salomon Brothers Variable Series Funds
                            Inc -- Salomon Brothers Variable Total Return Fund -- Class II; and or



                        (2) owners may allocate assets in accordance with the
                            following Asset Allocation Model (when allocating to the model, one or more available Portfolios may be used as long as allocated assets equal the percentages prescribed):



    CATEGORY         PERCENTAGE              AVAILABLE SUBACCOUNTS
    ----------------------------------------------------------------------------
    LARGE CAP GROWTH      %     AIM Variable Insurance Funds -- AIM V.I.
                                  Premier Equity Fund -- Series I Shares
                                AllianceBernstein Variable Products Series
                                  Fund, Inc. -- AllianceBernstein Premier
                                  Growth Portfolio -- Class B
                                American Century Variable Portfolios, Inc. -- VP
                                  Ultra Fund -- Class I
                                The Dreyfus Socially Responsible Growth Fund,
                                  Inc. -- Initial Shares
                                Fidelity Variable Insurance Products Fund -- VIP
                                  Growth Portfolio -- Service Class 2
                                Franklin Templeton Variable Insurance Products
                                  Trust -- Franklin Large Cap Growth Securities
                                  Fund -- Class 2 Shares
                                Greenwich Street Series Fund -- Salomon
                                  Brothers Variable Aggressive Growth Fund --
                                  Class II
                                MFS(R) Variable Insurance Trust -- MFS(R)
                                  Investors Growth Stock Series -- Service
                                  Class Shares
                                Nations Separate Account Trust -- Nations
                                  Marsico Growth Portfolio
                                The Prudential Series Fund, Inc. -- Jennison
                                  Portfolio -- Class II
    ----------------------------------------------------------------------------

    CATEGORY        PERCENTAGE               AVAILABLE SUBACCOUNTS
    ----------------------------------------------------------------------------
    LARGE CAP VALUE      %     AIM Variable Insurance Funds -- AIM V.I. Basic
                                 Value Fund -- Series II Shares
                               AllianceBernstein Variable Products Series
                                 Fund, Inc. -- AllianceBernstein Growth and
                                 Income Portfolio -- Class B
                               American Century Variable Portfolios, Inc. -- VP
                                 Income & Growth Fund -- Class I
                               Fidelity Variable Insurance Products Fund -- VIP
                                 Equity-Income Portfolio -- Service Class 2
                               Merrill Lynch Variable Series Funds, Inc. --
                                 Merrill Lynch Basic Value V.I. Fund -- Class
                                 III Shares
                               Salomon Brothers Variable Series Funds Inc --
                                 Salomon Brothers Variable All Cap Fund --
                                 Class II
                               Scudder Variable Series II -- SVS Dreman High
                                 Return Equity Portfolio -- Class B Shares
                               Van Kampen Life Investment Trust -- Comstock
                                 Portfolio -- Class II Shares
    ----------------------------------------------------------------------------
    MID CAP              %     Dreyfus Investment Portfolios -- MidCap Stock
                                 Portfolio -- Initial Shares
                               Fidelity Variable Insurance Products Fund -- VIP
                                 Mid Cap Portfolio -- Service Class 2
                               GE Investments Funds, Inc. -- Mid-Cap Equity
                                 Fund (formerly, Mid-Cap Value Equity Fund)
                               Goldman Sachs Variable Insurance Trust --
                                 Goldman Sachs Mid Cap Value Fund
                               J.P. Morgan Series Trust II -- Mid Cap Value
                                 Portfolio
    ----------------------------------------------------------------------------
    SMALL CAP            %     GE Investments Funds, Inc. -- Small-Cap Value
                                 Equity Fund
                               Merrill Lynch Variable Series Funds, Inc. --
                                 Merrill Lynch Value Opportunities V.I. Fund --
                                 Class III Shares (formerly, Merrill Lynch Small
                                 Cap Value V.I. Fund)
                               MFS(R) Variable Insurance Trust -- MFS(R) New
                                 Discovery Series -- Service Class Shares
                               Oppenheimer Variable Account Funds --
                                 Oppenheimer Main Street Small Cap Fund/
                                 VA -- Service Shares
                               Scudder Variable Series II -- SVS Dreman
                                 Small Cap Value Portfolio -- Class B Shares
    ----------------------------------------------------------------------------

    CATEGORY         PERCENTAGE              AVAILABLE SUBACCOUNTS
    ----------------------------------------------------------------------------
    INTERNATIONAL         %     AIM Variable Insurance Funds -- AIM V.I.
                                  International Growth Fund -- Series II Shares
                                AllianceBernstein Variable Products Series
                                  Fund, Inc. -- AllianceBernstein International
                                  Value Portfolio  -- Class B
                                American Century Variable Portfolios, Inc. -- VP
                                  International Fund -- Class I
                                Franklin Templeton Variable Insurance Products
                                  Trust -- Templeton Foreign Securities
                                  Fund -- Class 2 Shares
                                J.P. Morgan Series Trust II -- International
                                  Equity Portfolio
                                Nations Separate Account Trust -- Nations
                                  Marsico International Opportunities Portfolio
    ----------------------------------------------------------------------------
    HIGH-YIELD            %     Federated Insurance Series -- Federated High
                                  Income Bond Fund II -- Service Shares
                                PIMCO Variable Insurance Trust -- High Yield
                                  Portfolio -- Administrative Class Shares
    ----------------------------------------------------------------------------
    BONDS                 %     American Century Variable Portfolios II, Inc. --
                                  VP Inflation Protection Fund -- Class II
                                GE Investments Funds, Inc. -- Income Fund
                                J.P. Morgan Series Trust II -- Bond Portfolio
                                PIMCO Variable Insurance Trust -- Long-Term
                                  U.S. Government Portfolio -- Administrative
                                  Class Shares
                                PIMCO Variable Insurance Trust -- Total Return
                                  Portfolio -- Administrative Class Shares
    ----------------------------------------------------------------------------
    SHORT-TERM BONDS      %     PIMCO Variable Insurance Trust -- Low
                                  Duration Portfolio -- Administrative Class
                                  Shares
    ----------------------------------------------------------------------------
    CASH EQUIVALENTS      %     Dreyfus Variable Investment Fund -- Money
                                  Market Portfolio
                                GE Investments Funds, Inc. -- Money Market
                                  Fund
    ----------------------------------------------------------------------------



                      Shares of a Portfolio may become unavailable under the contract for new purchase payments, transfers, and asset rebalancing. As a result, shares of a Portfolio may also become unavailable under your Investment Strategy. Investment Strategies may be modified to respond to such events by removing unavailable Portfolios and adding new Portfolios (and Subaccounts) as appropriate. Because such changes may affect your allocation instructions and asset rebalancing, you will need to provide updated allocation instructions to comply with the modified Investment Strategy. If you do not provide updated instructions and thereafter your assets are not allocated or invested in accordance with the modified Investment Strategy, your benefit under the rider will be reduced by 50%.


Prior to the          If you choose to allocate Contract Value to the
Income Start          Designated Subaccounts option, you must specify the
Date -- Allocation    percentage to invest in each Designated Subaccount. If
of Contract Value     you choose to allocate Contract Value to the Asset
                      Allocation Model option, any percentage of Contract Value invested must first be divided into categories in accordance with the percentages shown above. Within each category, you must then specify the percentage of assets to allocate in one or more of the available Subaccounts.

                      On a monthly basis, we will rebalance your Contract Value to the Subaccounts in accordance with the percentages that you have chosen. In addition, on any Valuation Day after any transaction involving a withdrawal, receipt of a purchase payment or a transfer of Contract Value, we will rebalance Contract Value to the Subaccounts in accordance with the percentages that you have chosen, unless you instruct us otherwise.

                      If you choose to allocate Contract Value without following the prescribed Investment Strategy, your benefit base will be reduced by 50% and the benefits you are eligible for under the rider will be reduced. At least 15 days prior to your next contract anniversary, you may elect to participate in the prescribed Investment Strategy available that time, provided we receive written notice of your election at our Home Office. If you elect to participate in the Investment Strategy, your benefit base will be reset to your Contract Value as of that contract anniversary. At that time, the charge for this rider will also be reset. The new charge, which may be higher than your previous charge, is guaranteed not to exceed an annual rate of 1.00%.

On or After the       If, on the Income Start Date, you are allocating assets
Income Start          in accordance with the prescribed Investment Strategy and
Date --               you later choose to allocate the value of Annuity Units
Allocation of         without following the Investment Strategy, your income
the Value of          base will be reduced by 50% and the benefits you are
Annuity Units         eligible to receive under the rider will be reduced.
                      However, if your benefit base was reduced due to not following the Investment Strategy and then not reset before your Income Start Date, this adjustment does not apply.

                      On a monthly basis, we will rebalance the value of Annuity Units to the Subaccounts in accordance with the percentages that you have chosen.

BENEFIT BASE AND      Benefit base is used to calculate income base. Income
INCOME BASE           base is used to calculate the guaranteed amount of
                      monthly income for a Payment Protection Plan. Income base is also used to calculate any additional death proceeds. If benefit base or income base is reduced, the benefits you are eligible for under this rider also will be reduced.

                      The initial benefit base is equal to the sum of all purchase payments received on the Contract Date. The benefit base remains in effect until adjusted as described below.

                      If you have allocated assets in accordance with the prescribed Investment Strategy from the later of the Contract Date and the date on which benefit base was reset, any additional purchase payments applied will be added to the benefit base on the prior Valuation Day. We reserve the right to exclude additional purchase payments from being applied to the benefit base.

                      If your benefit base was reduced due to not following the Investment Strategy and then not reset on your next contract anniversary, any additional purchase payments applied will be reduced by 50%, and then will be added to the benefit base on the prior Valuation Day. We reserve the right to exclude additional purchase payments from being applied to the benefit base.

                      All withdrawals, including any surrender charges and any premium tax assessed, reduce the benefit base. The new benefit base is equal to (a) multiplied by (b) divided by
                      (c), where:

                        (a) is the benefit base on the prior Valuation Day,
                            adjusted for any additional purchase payments received;

                        (b) is the Contract Value following the withdrawal; and

                        (c) is the Contract Value before the withdrawal.

                      On the Income Start Date, benefit base is converted to income base. Any withdrawal that occurs on the Income Start Date will be processed before benefit base is converted to income base. If the portion of Contract Value applied to a Payment Protection Plan to provide for monthly income (the "Income Start Value") is equal to the total Contract Value, 100% of the benefit base is converted into income base. Otherwise only a portion of the benefit base is converted to income base. The new benefit base is equal to (a) multiplied by (b) divided by
                      (c), where:

                        (a) is the benefit base on the prior Valuation Day,
                            adjusted for any partial withdrawals;

                        (b) is the Contract Value following the conversion; and

                        (c) is the Contract Value before the conversion.

                      The income base allocated to each Payment Protection Plan is equal to (a) multiplied by (b) divided by (c), where:

                        (a) is the benefit base on the prior Valuation Day,
                            adjusted for partial withdrawals;

                        (b) is the Income Start Value; and

                        (c) is the Contract Value before the conversion of
                            benefit base to income base.

Reset of Benefit      You may choose to reset your benefit base on any contract
Base                  anniversary. If you do, as of that date (or if that date
                      occurs on a day that is not a Valuation Day, on the next
                      Valuation Day), we will:

                         . reset the benefit base to your Contract Value;

                         . reset the charge for this rider (the new charge,
                           which may be higher than your previous charge, is guaranteed never to exceed an annual rate of 1.00%); and

                         . reset the Investment Strategy to the current
                           Investment Strategy.

                      You must wait at least 36 months after the last of any reset of your benefit base before you may begin your monthly income. If on any contract anniversary any Annuitant is older than age 85, you may not reset your benefit base.

MONTHLY INCOME        On the Income Start Date, we will begin making monthly
                      income payments. The Income Start Date must be a contract anniversary and must occur at least 36 months after the latest of the Contract Date, the last reset of benefit base, or the date the last purchase payment is received.
                      The Income Start Value will then be applied to a Payment
                      Protection Plan. Beginning on the Income Start Date, monthly income will be calculated annually as of the first Valuation Day of each annuity year. An annuity year is the one-year period beginning on the Income Start Date or on the annual anniversary of the Income Start Date. If the first day of an annuity year does not begin on a Valuation Day, the next Valuation Day will be used in calculating the monthly income for that annuity year.
                      Monthly income will not vary during an annuity year. The amount may increase or decrease from annuity year to annuity year.

                      Monthly income will be paid to you over the life of the Annuitant unless you elect otherwise. If you are receiving monthly income, your contract will be deemed to have reached its Annuity Commencement Date on the day your Contract Value equals zero. If Contract Value is greater than zero, you may elect to transfer monthly income within the contract on a pro rata basis to the investment options in which Contract Value is then allocated. If you have elected to transfer monthly income within the contract and

                      Contract Value falls to zero, the transfers of monthly income will end and monthly income will be paid to you. In that event, your contract will be deemed to have reached its Annuity Commencement Date on the day your Contract Value equaled zero.




HOW INCOME PAYMENTS
ARE CALCULATED



Initial Income        The initial annual income amount for each Payment
Payment               Protection Plan is equal to (a) multiplied by (b), where:



                        (a) is the payment rate based upon the gender(s) and
                            settlement age(s) of the Annuitant(s) as shown in the rider, the Income Start Value and the income base as of the Income Start Date; and



                        (b) is the Income Start Value less any premium tax.



                      For purposes of this rider only, the payment rates are based on the Annuity 2000 Mortality Table, using an assumed interest rate of 3%.



                      The initial monthly income is the greater of the level income amount and the guaranteed payment floor. We determine the level income amount by applying the annual income amount to a 12-month, period certain, single payment immediate annuity.



                      The guaranteed payment floor is the guaranteed amount of each monthly income for a Payment Protection Plan. The guaranteed payment floor is equal to (a) multiplied by
                      (b) divided by (c), where:



                        (a) is the income base;



                        (b) is the guaranteed payment floor percentage for the
                            attained age of the single Annuitant or the younger of the Joint Annuitants on the Income Start Date; and



                        (c) is 12.



                      The subsequent annual income amounts under the applicable
Subsequent Income     Payment Protection Plan are determined by means of
Payments              Annuity Units. The amount of any subsequent annual income
                      amount may be greater or less than the initial payment.
                      We guarantee that each subsequent payment will not be affected by variations in mortality experience from the mortality assumptions on which the first payment is based. The number of Annuity Units is determined by dividing the portion of the initial annual income amount attributable to that Subaccount by the Annuity Unit value for that Subaccount as of the Income Start Date. The dollar amount of each subsequent annual income amount is the sum of the payments from each Subaccount. The payment is determined by multiplying your number of Annuity Units in each Subaccount by the Annuity Unit value for that Subaccount as of the Valuation Day each annuity year starts.



                      An adjustment account is established on the Income Start Date. The adjustment account tracks the difference between the level income amount and the guaranteed payment floor when the level income amount is less than the guaranteed payment floor. You will not receive monthly income above the guaranteed payment floor unless future performance of the underlying Subaccount(s) is sufficient to reduce the adjustment account to zero. Therefore, poor long-term performance of the underlying Subaccount(s) may result in monthly income equal to the guaranteed payment floor, even if the underlying Subaccount(s) performs well in a particular year. The value of the adjustment account will be the greater of
                      (a) and (b), where:



                        (a) is zero; and



                        (b) is 12 times the guaranteed payment floor, minus 12
                            times the initial level income amount.



                      The actual monthly income in subsequent annuity years is the greater of (a) and (b), where:



                        (a) is the subsequent level income amount, minus any
                            value in the adjustment account as of the date the last monthly income was made divided by 12; and



                        (b) is the guaranteed payment floor.



                      For monthly income in subsequent annuity years, the value of the adjustment account will be the greater of (a) and
                      (b), where:



                        (a) is zero; and



                        (b) is the value of the adjustment account as of the
                            date that the last monthly income was made, plus 12 multiplied by the actual subsequent monthly income, minus 12 multiplied by the subsequent level income amount.



                      On the Income Start Date, if any monthly income would be $100 or less, we reserve the right to reduce the frequency of payments to an interval that would result in each amount being at least $100. If the annual amount is less than $100, we will pay you annually.

DEATH PROVISIONS      The following provisions apply to the rider.



                      Special Distribution Rules When an Owner Dies Before Monthly Income Starts



                      Spousal Continuation -- If the designated beneficiary is a surviving spouse who elects to continue the contract as the new owner and Annuitant, this rider will continue at the current benefit base, rider charge and Investment Strategy. Regardless of whether monthly income had started, the preceding sentence will apply if Contract Value remains at the owner's death. On the next rider anniversary, the spouse may elect to reset the benefit base as described in the "Reset of Benefit Base" section above.



                      If the designated beneficiary is a surviving spouse who does not elect to continue the contract as the new owner or is a non-spouse, this rider will terminate and proceeds under the contract must be distributed within five years of death.



                      Special Distribution Rules When the Last Annuitant Dies On or After Monthly Income Starts



                      On the Income Start Date, the death benefit is adjusted. The new death benefit is (a) multiplied by (b) divided by
                      (c), where:



                        (a) is the death benefit prior to the conversion of
                            benefit base to income base;



                        (b) is the Contract Value after the conversion; and



                        (c) is the Contract Value before the conversion.



                      If the last surviving Annuitant dies after an Income Start Date, there may be additional death proceeds paid under this rider to the designated beneficiary in a lump sum. Under each Payment Protection Plan, the amount of any additional death proceeds will be the greater of (a) and (b), where:



                        (a) is (i) minus (ii), where:



                            (i) is the income base less any premium tax;



                           (ii) is the sum of all monthly income paid; and



                        (b) is zero.


WHEN THIS RIDER IS    The effective date of the rider is the Contract Date.
EFFECTIVE             This rider may not be terminated.


OWNERSHIP AND CHANGE  We must approve any assignment unless the assignment is
OF OWNERSHIP          made pursuant to a court order.

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




                      If you marry after issue, you may add your spouse as a Joint Owner and Joint Annuitant or as a Joint Annuitant only, subject to Home Office approval.

                      For purposes of this rider:

                      . a non-natural owner must name an Annuitant and may name
                        a Joint Annuitant;

                      . a natural individual owner must also be an Annuitant;
                        and

                      . if there is only one natural owner, that owner may name
                        his or her spouse as a Joint Annuitant.

EXAMPLE The following example shows how the Payment Protection Rider works based on hypothetical values. It is not intended to depict investment performance of the contract. The example assumes that an owner purchases the contract with a male Annuitant, age 60, at the time of issue. In addition, the example assumes that:

                        (1) the owner purchases the contract for $100,000;

                        (2) the owner makes no additional purchase payments or
                            withdrawals;

                        (3) all Contract Value is allocated to the prescribed
                            Investment Strategy at all times;

                        (4) the contract earns a net return of 0%;

                        (5) the Income Start Date is the third contract
                            anniversary;

                        (6) the guaranteed payment floor percentage is 4%; and

                        (7) the 12-month, period certain, single payment
                            immediate annuity rate is 0%.

                      On the Income Start Date, Contract Value of $100,000 is converted to Income Start Value and benefit base of $100,000 is converted to income base.

                                                             Additional
                       Monthly                                 Death
                Annual  Level  Guaranteed                     Proceeds
        Annuity Income Income   Payment   Monthly Adjustment (Beginning
         Year   Amount Amount    Floor    Income   Account    of Year)
        ---------------------------------------------------------------
           1    $5,641  $470      $333     $470       $0      $100,000
           2     5,477   456       333      456        0        94,359
           3     5,317   443       333      443        0        88,882
           4     5,162   430       333      430        0        83,565
           5     5,012   418       333      418        0        78,403
        ---------------------------------------------------------------


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





                      The annual income amount for annuity year 1 is determined by multiplying the Income Start Value by a payment rate (in this example, $100,000 x .05641 = $5,641). The monthly level income amount is determined by dividing the annual income amount by 12. In this example, for annuity year 1, the monthly level income amount is $470 ($5,641 /
                      12). The guaranteed payment floor is determined by multiplying the income base by the guaranteed payment floor percentage and dividing that product by 12 (in this example -- ($100,000 x .04) / 12 = $333). Monthly income is the greater of the guaranteed payment floor and the monthly level income amount, which, for annuity year 1, is the greater of $333 and $470. The additional death benefit is the income base minus the sum of all monthly income paid.



TAX TREATMENT OF      Monthly income payments allocated to investment options
PAYMENT PROTECTION    under the contract and other transfers to investment
RIDER                 options are generally not subject to tax. However, if
                      monthly payments are to be paid to you and you subsequently direct that they be allocated to investment options under the contract, monthly income payments so allocated may continue to be subject to tax under certain circumstances. If monthly income payments are to be paid to you, you should consult a tax adviser before electing to have monthly income allocated to investment options under the contract.


                      Monthly income payments and other distributions you receive before the Annuity Commencement Date are subject to tax as partial withdrawals. If your contract is a Non-Qualified Contract, this means that you will pay tax at ordinary income tax rates on the amount you receive to the extent that your Contract Value before the monthly income payment exceeds your "investment in the contract," i.e., generally, the total of your purchase payments under the contract reduced by any amounts you previously received from the contract that you did not include in your income. (It is important to note that the taxation of each payment is determined based on the total Contract Value and total investment in the contract, not the value in a particular Payment Protection Plan or the purchase payments that may be considered to have been allocated to that Payment Protection Plan.) The Code imposes a higher rate of tax on ordinary income that it does on capital gains. Monthly income payments you receive before the Annuity Commencement Date may also be subject to a penalty tax equal to 10% of the amount of such payments that are included in your gross income.

                      Monthly income payments you receive on or after the Annuity Commencement Date will be subject to tax as annuity payments. A portion of each payment will be treated as nontaxable recovery of your "investment in the contract" (see above) and the remainder will be taxed at ordinary income tax rates. We will notify you annually of the taxable amount of your annuity payments. Once you have recovered the total amount of your "investment in the contract," you will pay tax on the full amount of your annuity payments. If annuity payments cease because of the death of the Annuitant(s) and before the total amount of the "investment in the contract" has been recovered, the unrecovered amount generally will be deductible.

                      Persons intending to use the contract in connection with a qualified retirement plan should obtain advice from a tax adviser.

                      For further information on the tax treatment of partial withdrawals and annuity payments, see the "Federal Tax Matters" provision of this prospectus.

Federal Tax Matters

INTRODUCTION          This part of the prospectus discusses the Federal income
                      tax treatment of the contract. The Federal income tax treatment of the contract is complex and sometimes uncertain. The Federal income tax rules may vary with your particular circumstances.

                      This discussion does not address all of the Federal income tax rules that may affect you and your contract. This discussion also does not address other Federal tax consequences, or state or local tax consequences, associated with a contract. As a result, you should always consult a tax adviser about the application of tax rules to your individual situation.

TAXATION OF           This part of the discussion describes some of the Federal
NON-QUALIFIED         income tax rules applicable to Non-Qualified Contracts. A
CONTRACTS             Non-Qualified Contract is a contract not issued in
                      connection with a qualified retirement plan receiving special tax treatment under the Code, such as an individual retirement annuity or a Section 401(k) plan.

                      Tax deferral on earnings. The Federal income tax law generally does not tax any increase in an owner's Contract Value until there is a distribution from the contract. However, certain requirements must be satisfied in order for this general rule to apply, including:

                         . an individual must own the contract (or the tax law
                           must treat the contract as owned by an individual);

                         . the investments of the Separate Account must be
                           "adequately diversified" in accordance with Internal Revenue Service ("IRS") regulations;

                         . the owner's right to choose particular investments
                           for a contract must be limited; and

                         . the contract's Annuity Commencement Date must not
                           occur near the end of the Annuitant's life expectancy.

                      Contracts not owned by an individual -- no tax deferral and loss of interest deduction. As a general rule, the Code does not treat a contract that is owned by an entity (rather than an individual) as an annuity contract for Federal income tax purposes. The entity owning the contract pays tax each year on the excess of the annual increase in Contract Value. Contracts issued to a corporation or a trust are examples of contracts where the owner is currently taxed on the contract's earnings.

                      There are several exceptions to this rule. For example, the Code treats a contract as owned by an individual if the nominal owner is a trust or other entity that holds the contract as an agent for an individual. However, this exception does not apply in the

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



                      case of any employer that owns a contract to provide deferred compensation for its employees.

                      In the case of a contract issued after June 8, 1997 to a taxpayer that is not an individual, or a contract held for the benefit of an entity, the entity will lose its deduction for a portion of its otherwise deductible interest expenses. This disallowance does not apply if the nonnatural owner pays tax on the annual increase in the Contract Value. Entities that are considering purchasing the contract, or entities that will benefit from someone else's ownership of a contract, should consult a tax adviser.

                      Investments in the Separate Account must be diversified. For a contract to be treated as an annuity contract for Federal income tax purposes, the investments of the Separate Account must be "adequately diversified." The IRS has issued regulations that prescribe standards for determining whether the investments of the Separate Account, including the assets of each Portfolio in which the Separate Account invests, are adequately diversified. If the Separate Account fails to comply with these diversification standards, the owner could be required to pay tax for the year of such failure and each subsequent year on the untaxed income accumulated in the contract.

                      Although we do not control the investments of all of the Funds (we only indirectly control those of GE Investments Funds, Inc., through an affiliated company), we expect that the Funds will comply with the IRS regulations so that the Separate Account will be considered "adequately diversified."

                      Restrictions on the extent to which an owner can direct the investment of assets. In some circumstances, owners of variable contracts who retain excessive control over the investment of the underlying separate account assets may be treated as the owners of those assets and may be subject to tax on income produced by those assets. Although published guidance in this area does not address certain aspects of the contract, we believe that the owner of a contract should not be treated as the owner of the separate account assets. We reserve the right to modify the contract to bring it into conformity with applicable standards should such modifications be necessary to prevent an owner of the contract from being treated as the owner of the underlying separate account assets.

                      Age at which annuity payments must begin. Federal income tax rules do not expressly identify a particular age by which annuity payments must begin. However, those rules do require that an annuity contract provide for amortization, through annuity payments of the contract's purchase payments and earnings. If annuity payments begin at a date that the IRS determines does not satisfy these rules, interest and gains under the contract could be taxable each year as they accrue.

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




                      No guarantees regarding tax treatment. We make no guarantees regarding the tax treatment of any contract or of any transaction involving a contract. However, the remainder of this discussion assumes that your contract will be treated as an annuity contract for Federal income tax purposes and that the tax law will not impose tax on any increase in your Contract Value until there is a distribution from your contract.

                      Partial withdrawals and surrenders. A partial withdrawal occurs when you receive less than the total amount of the contract's Surrender Value. In the case of a partial withdrawal, you will pay tax on the amount you receive to the extent your Contract Value before the partial withdrawal exceeds your "investment in the contract." (This term is explained below.) This income (and all other income from your contract) is ordinary income. The Code imposes a higher rate of tax on ordinary income than it does on capital gains.

                      A surrender occurs when you receive the total amount of the contract's Surrender Value. In the case of a surrender, you will pay tax on the amount you receive to the extent it exceeds your "investment in the contract."

                      Your "investment in the contract" generally equals the total of your purchase payments under the contract, reduced by any amounts you previously received from the contract that you did not include in your income.

                      Your contract imposes charges relating to the death benefit, including any death benefit received due to an optional rider. It is possible that all or a portion of these charges could be treated as withdrawals from the contract.

                      In the case of Systematic Withdrawals, the amount of each Systematic Withdrawal should be considered a distribution and taxed in the same manner as a partial withdrawal from the contract.

                      Assignments and pledges. The Code treats any assignment or pledge of (or agreement to assign or pledge) any portion of your Contract Value as a withdrawal of such amount or portion.

                      Gifting a contract. If you transfer ownership of your contract -- without receiving full and adequate consideration -- to a person other than your spouse (or to your former spouse incident to divorce), you will pay tax on your Contract Value to the extent it exceeds your "investment in the contract." In such a case, the new owner's
                      "investment in the contract" will be increased to reflect the amount included in your income.

                      Taxation of annuity payments. The Code imposes tax on a portion of each annuity payment (at ordinary income tax rates) and treats a portion as a nontaxable return of your "investment in the contract." We will notify you annually of the taxable amount of your annuity payment.

                      Pursuant to the Code, you will pay tax on the full amount of your annuity payments once you have recovered the total amount of the "investment in the contract." If annuity payments cease because of the death of the Annuitant(s) and before the total amount of the "investment in the contract" has been recovered, the unrecovered amount generally will be deductible.

                      If proceeds are left with us (Optional Payment Plan 4), they are taxed in the same manner as a surrender. The owner must pay tax currently on the interest credited on these proceeds. This treatment could also apply to Optional Payment Plan 3 if the payee is at an advanced age.

                      Taxation of Cross Funded Annuity Contracts. You may authorize partial withdrawals from this annuity to be applied to satisfy the scheduled installments into the Scheduled Purchase Payment Variable Deferred Annuity. In that event, based on a Private Letter Ruling issued by the IRS on July 30, 2002 (PLR 200243047), we believe that the tax treatment set forth below will apply to Non-Qualified Contracts and we will report relevant transactions to the IRS on the basis that:

                        (1) this Funding Annuity and the Scheduled Purchase
                            Payment Variable Deferred Annuity will be aggregated and treated as a single annuity contract for tax purposes;

                        (2) amounts transferred from this Funding Annuity to
                            the Scheduled Purchase Payment Variable Deferred Annuity will not be treated as a taxable distribution, but instead as a non-taxable transfer of assets within a single variable deferred annuity contract;

                        (3) if amounts are distributed from either this Funding
                            Annuity or the Scheduled Purchase Payment Variable Deferred Annuity before the Annuity Commencement Date, such amounts will be taxed to the extent there is any aggregate gain in this Funding Annuity and the Scheduled Purchase Payment Variable Deferred Annuity; and

                        (4) distributions from this Funding Annuity and the
                            Scheduled Purchase Payment Variable Deferred
                            Annuity beginning on the Annuity Commencement Date will be aggregated and taxed on a pro rata basis.

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




                      A portion of each aggregate distribution on or after the Annuity Commencement Date will be treated as a non-taxable return of the aggregate investment in this Funding Annuity and the Scheduled Purchase Payment Variable Deferred Annuity and the remaining portion of such aggregate distribution will be treated as taxable, until all such aggregate investment in this Funding Annuity and the Scheduled Purchase Payment Variable Deferred Annuity has been recovered. After that, all distributions from this Funding Annuity and the Scheduled Purchase Payment Variable Deferred Annuity will be fully taxable.

                      For Non-Qualified Contracts, if the Annuity Commencement Date of this Funding Annuity is changed so that this annuity and the Scheduled Purchase Payment Variable Deferred Annuity have different Annuity Commencement Dates, the resulting tax consequences will be uncertain and possibly less favorable than those set forth above.

                      Except as otherwise required by law, transfers of assets between contracts with different Annuity Commencement Dates and different withdrawals of assets from such contracts will be treated as taxable withdrawals, with gain determined on an aggregate basis in accordance with
                      Section 72(e)(11).

                      Taxation of the death benefit. We may distribute amounts from your contract because of the death of an owner, a joint owner, or an Annuitant. The tax treatment of these amounts depends on whether the owner, joint owner, or Annuitant (or Joint Annuitant, if applicable) dies before or after the Annuity Commencement Date.

                      Taxation of Death Benefit if Paid Before the Annuity Commencement Date:

                         . The death benefit is taxed in the same manner as
                           annuity payments if received under an optional payment plan.

                         . If not received under an optional payment plan, the
                           death benefit is taxed in the same manner as a surrender.

                      Taxation of Death Benefit if Paid After the Annuity Commencement Date:

                         . If received in accordance with the existing optional
                           payment plan, the death benefit is excludible from income to the extent that it does not exceed the unrecovered "investment in the contract." All annuity payments in excess of the unrecovered "investment in the contract" are includible in income.

                         . If received in a lump sum, the tax law imposes tax
                           on the death benefit to the extent that it exceeds the unrecovered "investment in the contract."

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




                      Penalty taxes payable on partial withdrawals, surrenders, or annuity payments. The Code may impose a penalty tax equal to 10% of the amount of any payment from your contract that is included in your gross income. The Code does not impose the 10% penalty tax if one of several exceptions applies. These exceptions include partial withdrawals and total surrenders or annuity payments that:

                         . you receive on or after you reach age 59 1/2;

                         . you receive because you became disabled (as defined
                           in the tax law);

                         . are received on or after the death of an owner; or

                         . you receive as a series of substantially equal
                           periodic payments (not less frequently than annually) made for the life (or life expectancy) of the taxpayer.

                      It is uncertain whether Systematic Withdrawals will qualify for this last exception. If they do, any modification of the Systematic Withdrawals, including additional withdrawals apart from the Systematic Withdrawals, could result in certain adverse tax consequences. In addition, transfers among the Subaccounts may result in payments not qualifying for this exception.

                      Special rules if you own more than one contract. In certain circumstances, you must combine some or all of the Non-Qualified Contracts you own in order to determine the amount of an annuity payment, a surrender, or a partial withdrawal that you must include in income. For example:

                         . if you purchase a contract offered by this
                           prospectus and also purchase at approximately the same time an immediate annuity, the IRS may treat the two contracts as one contract;

                         . if you purchase two or more deferred annuity
                           contracts from the same life insurance company (or its affiliates) during any calendar year, the Code treats all such contracts as one contract.

                      The effects of such aggregation are not clear. However, it could affect:

                         . the amount of a surrender, a partial withdrawal or
                           an annuity payment that you must include in income;
                           and

                         . the amount that might be subject to the penalty tax.

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




SECTION 1035          Under Section 1035 of the Code, the exchange of one
EXCHANGES             annuity contract for another annuity contract generally
                      is not taxed (unless cash is distributed). To qualify as a nontaxable exchange however, certain conditions must be satisfied, e.g., the obligee(s) under the new annuity contract must be the same obligee(s) as under the original contract.

                      Upon the death of a non-spousal joint owner, the contract provides the surviving joint owner with the option of using the proceeds of this contract to purchase a separate annuity contract with terms and values that are substantially similar to those of this contract. Exercise of this option will not qualify as a tax-free exchange under Section 1035.

QUALIFIED             We also designed the contracts for use in connection with
RETIREMENT            certain types of retirement plans that receive favorable
PLANS                 treatment under the Code. Contracts issued to or in
                      connection with retirement plans that receive special tax treatment are called "Qualified Contracts." We may not offer all of the types of Qualified Contracts described herein in the future. Prospective purchasers should contact our Home Office to learn the availability of Qualified Contracts at any given time.

                      The Federal income tax rules applicable to qualified retirement plans are complex and varied. As a result, this prospectus makes no attempt to provide more than general information about use of the contract with the various types of qualified retirement plans. Persons intending to use the contract in connection with a qualified retirement plan should obtain advice from a tax adviser.

                      Types of Qualified Contracts. The types of Qualified Contracts currently being offered include:

                         . Traditional Individual Retirement Accounts (IRAs)
                           permit individuals to make annual contributions of up to the lesser of a specified dollar amount for the year or the amount of compensation includible in the individual's gross income for the year. Certain employers may establish Simplified Employee Pensions
                           (SEPs), which have higher contribution limits, on behalf of their employees. The Internal Revenue Service has not reviewed the contract for qualification as an IRA, and has not addressed in a ruling of general applicability whether a death benefit provision like the optional death benefit provisions in the contract comport with IRA qualification requirements.

                         . Roth IRAs permit certain eligible individuals to
                           make non-deductible contributions to a Roth IRA. Distributions from a Roth IRA generally are not taxed, except that, once aggregate distributions exceed contributions to the Roth IRA, income tax

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



                           and a 10% IRS penalty tax may apply to distributions made: (1) before age 59 1/2 (subject to certain exceptions); or (2) during the five taxable years starting with the years with the year in which the first contribution is made to any Roth IRA. A 10% IRS penalty tax may apply to amounts attributable to a conversion from an IRA if they are distributed during the five taxable years beginning with the year in which the conversion was made.

                         . Corporate pension and profit-sharing plans under
                           Section 401(a) of the Code allow corporate employers to establish various types of retirement plans for employees, and self-employed individuals to establish qualified plans ("H.R. 10 or Keough plans") for themselves and their employees.

                         . 403(b) Plans allow employees of certain tax-exempt
                           organizations and public schools to exclude from their gross income the purchase payments made, within certain limits, to a contract that will provide an annuity for the employee's retirement. Distributions of (1) salary reduction contributions made in years beginning after December 31, 1998; (2) earnings on those contributions; and (3) earnings on amounts held as of the last year beginning before January 1, 1989, are not allowed prior to age
                           59 1/2, severance from employment, death or disability. Salary reduction contributions (but not earnings) may also be distributed upon hardship, but would generally be subject to penalties.

                      Terms of qualified retirement plans and Qualified Contracts. The terms of a qualified retirement plan may affect your rights under a Qualified Contract. When issued in connection with a qualified retirement plan, we will amend a contract as generally necessary to conform to the requirements of the type of plan. However, the rights of any person to any benefits under qualified retirement plans may be subject to the terms and conditions of the plans themselves, regardless of the terms and conditions of the contract. In addition, we are not bound by the terms and conditions of qualified retirement plans to the extent such terms and conditions contradict the contract, unless we consent.

                      Employer qualified plans. Qualified plans sponsored by an employer or employee organization are governed by the provisions of the Code and the Employee Retirement Income Security Act, as amended ("ERISA"). ERISA is administered primarily by the U.S. Department of Labor. The Code and ERISA include requirements that various features be contained in an employer qualified play such as: participation; vesting and funding; nondiscrimination; limits on contributions and benefits; distributions; penalties; duties of fiduciaries; prohibited transactions; and withholding, reporting and disclosure.

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                      In the case of certain qualified plans, if a participant
                      is married at the time benefits become payable, unless the participant elects otherwise with written consent of the spouse, the benefits must be paid in the form of a qualified joint and survivor annuity. A qualified joint and survivor annuity is an annuity payable for the life of the participant with a survivor annuity for the life of the spouse in an amount that is not less than one-half of the amount payable to the participant during his or her lifetime. In addition, a married participant's beneficiary must be the spouse, unless the spouse consents in writing to the designation of a different beneficiary.

                      If this contract is purchased as an investment of a qualified plan, the owner will be either an employee benefit trust or the plan sponsor. Plan participants and beneficiaries will have no ownership rights in the contract. Only the owner, acting through its authorized representative(s) may exercise contract rights. Participants and beneficiaries must look to the plan fiduciaries for satisfaction of their rights to benefits under the terms of the qualified plan.

                      Where a contract is purchased by an employer-qualified plan, we assume no responsibility regarding whether the contract's terms and benefits are consistent with the requirements of the Code and ERISA. It is the responsibility of the employer, plan trustee and plan administrator to satisfy the requirements of the Code and ERISA applicable to the qualified plan. This prospectus does not provide detailed tax or ERISA information. Various tax disadvantages, including penalties, may result from actions that conflict with requirements of the Code or ERISA, and the regulations pertaining to those laws. Federal tax laws and ERISA are continually under review by Congress. Any changes in the laws or in the regulations pertaining to the laws may affect the tax treatment of amounts contributed to employer qualified plans and the fiduciary actions required by ERISA.

                      The death benefit and Qualified Contracts. Pursuant to IRS regulations, IRAs may not invest in life insurance contracts. We do not believe that these regulations prohibit the death benefit, including that provided by any death benefit rider option, from being provided under the contracts when we issue the contracts as Traditional IRAs, Roth IRAs or SEP. However, the law is unclear and it is possible that the presence of the death benefit under a contract issued as a Traditional IRA, Roth IRA or a SEP could disqualify a contract and result in increased taxes to the owner.

                      It is also possible that the death benefit could be characterized as an incidental death benefit. If the death benefit were so characterized, this could result in currently taxable income to purchasers. In addition, there are limitations on the amount of incidental death benefits that may be provided under qualified retirement plans, such as in connection with a Section 403(b) plan. Even if the death benefit under the contract

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                      were characterized as an incidental death benefit, it is
                      unlikely to violate those limits unless the purchaser also purchases a life insurance contract in connection with such plan.

                      Treatment of Qualified Contracts compared with
                      Non-Qualified Contracts.   Although some of the Federal
                      income tax rules are the same for both Qualified and Non-Qualified Contracts, many of the rules are different. For example:

                         . the Code generally does not impose tax on the
                           earnings under either Qualified or Non-Qualified Contracts until the earnings are distributed;

                         . the Code does not limit the amount of purchase
                           payments and the time at which purchase payments can be made under Non-Qualified Contracts. However, the Code does limit both the amount and frequency of purchase payments made to Qualified Contracts;

                         . the Code does not allow a deduction for purchase
                           payments made for Non-Qualified Contracts, but sometimes allows a deduction or exclusion from income for purchase payments made to a Qualified Contract.

                      The Federal income tax rules applicable to qualified retirement plans and Qualified Contracts vary with the type of plan and contract. For example, Federal tax rules limit the amount of purchase payments that can be made, and the tax deduction or exclusion that may be allowed for the purchase payments. These limits vary depending on the type of qualified retirement plan and the circumstances of the plan participant, e.g., the participant's compensation.

                      Under most qualified retirement plans, the owner must begin receiving payments from the contract in certain minimum amounts by a certain date, generally April 1 following age 70 1/2 for Traditional IRAs and SEPs, and April 1 following the later of age 70 1/2 or retirement for other Qualified Contracts. However, these "minimum distribution rules" generally do not apply to a Roth IRA before the owner's death.

                      Amounts received under Qualified Contracts. Federal income tax rules generally include distributions from a Qualified Contract in your income as ordinary income. Purchase payments that are deductible or excludible from income do not create "investment in the contract." Thus, under many Qualified Contracts there will be no "investment in the contract" and you include the total amount you receive in your income. There are exceptions. For example, you do not include amounts received from a Roth IRA if certain conditions are satisfied. In addition, failure to comply with the minimum distribution rules applicable to certain qualified retirement plans, will result in the imposition of an excise tax. This excise tax generally equals 50% of the amount by

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



                      which a minimum required distribution exceeds the actual distribution from the qualified retirement plan.

                      Federal penalty taxes payable on distributions. The Code may impose a penalty tax equal to 10% of the amount of any payment from your Qualified Contract that is includible in your income. The Code does not impose the penalty tax if one of several exceptions apply. The exceptions vary depending on the type of Qualified Contract you purchase. For example, in the case of an IRA, exceptions provide that the penalty tax does not apply to a partial withdrawal, surrender, or annuity payment:

                         . received on or after the owner reaches age 59 1/2;

                         . received on or after the owner's death or because of
                           the owner's disability (as defined in the tax law);

                         . received as a series of substantially equal periodic
                           payments (not less frequently than annually) made for the life (or life expectancy) of the taxpayer; or

                         . received as reimbursement for certain amounts paid
                           for medical care.

                      These exceptions, as well as certain others not described here, generally apply to taxable distributions from other qualified retirement plans. However, the specific requirements of the exception may vary.

                      Moving money from one Qualified Contract or qualified retirement plan to another. Rollovers and transfers: In many circumstances you may move money between Qualified Contracts and qualified retirement plans by means of a rollover or a transfer. Recent legislation has expanded these rollover options, including permitting for the first time the rollover of your after-tax contributions, for distributions made between 2002 and 2011. Special rules apply to such rollovers and transfers. If you do not follow the applicable rules, you may suffer adverse Federal income tax consequences, including paying taxes which you might not otherwise have had to pay. You should always consult a qualified tax adviser before you move or attempt to move assets between any Qualified Contract or plan and another Qualified Contract or plan.

                      Direct rollovers: The direct rollover rules apply to certain payments (called "eligible rollover distributions") from Section 401(a) plans, Section 403(b) plans, H.R. 10 plans, and Qualified Contracts used in connection with these types of plans. (The direct rollover rules do not apply to distributions from IRAs.) The direct rollover rules require Federal income tax equal to 20% of the eligible rollover distribution to be withheld from the amount of the distribution, unless the owner elects to have the amount directly

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                      transferred to certain Qualified Contracts or plans.
                      Certain restrictions apply to the ability to rollover any after-tax amounts.

                      Prior to receiving an eligible rollover distribution from us, we will provide you with a notice explaining these requirements and the procedure for avoiding 20% withholding by electing a direct rollover.

FEDERAL INCOME        We will withhold and remit to the IRS a part of the
TAX WITHHOLDING       taxable portion of each distribution made under a
                      contract unless the distributee notifies us at or before the time of the distribution that he or she elects not to have any amounts withheld. In certain circumstances, Federal income tax rules may require us to withhold tax.
                      At the time you request a partial withdrawal or surrender, or annuity payment, we will send you forms that explain the withholding requirements.

STATE INCOME TAX      If required by the law of your state, we will also
WITHHOLDING           withhold state income tax from the taxable portion of
                      each distribution made under the contract, unless you make an available election to avoid withholding. If permitted under state law, we will honor your request for voluntary state withholding.

TAX STATUS OF THE     Under existing Federal income tax laws, we do not pay tax
COMPANY               on investment income and realized capital gains of the
                      Separate Account. We do not anticipate that we will incur any Federal income tax liability on the income and gains earned by the Separate Account. We, therefore, do not impose a charge for Federal income taxes. If Federal income tax law changes and we must pay tax on some or all of the income and gains earned by the Separate Account, we may impose a charge against the Separate Account to pay the taxes.

CHANGES IN THE        This discussion is based on the Code, IRS regulations,
LAW                   and interpretations existing on the date of this
                      prospectus. Congress, the IRS, and the courts may modify these authorities, however, sometimes retroactively.

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


Requesting Payments

                      To request a payment, you must provide us with notice in a form satisfactory to us. We will ordinarily pay any partial withdrawal or surrender proceeds from the Separate Account within seven days after receipt at our Home Office of a request in good order. We also will ordinarily make payment of lump sum death benefit proceeds from the Separate Account within seven days from the receipt of due proof of death and all required forms. We will determine payment amounts as of the end of the Valuation Period during which our Home Office receives the payment request or due proof of death and all required forms. State law requires that we reserve the right to defer payments from the Guarantee Account for a partial withdrawal or surrender for up to six months from the date we receive your payment request.

                      In most cases, when we pay the death benefit in a lump sum, we will pay these proceeds either:

                        (1) to your designated beneficiary directly in the form
                            of a check; or

                        (2) by establishing an interest bearing account, called
                            the "GE Secure Access Account," for the designated beneficiary, in the amount of the death benefit.

                      When establishing the GE Secure Access Account we will send the designated beneficiary a checkbook within seven days after we receive all the required documents, and the designated beneficiary will have immediate access to the account simply by writing a check for all or any part of the amount of the death benefit payment. The GE Secure Access Account is part of our General Account. It is not a bank account and it is not insured by the FDIC or any other government agency. As part of our General Account, it is subject to the claims of our creditors. We receive a benefit from all amounts left in the GE Secure Access Account. If we do not receive instructions from the designated beneficiary with regard to the form of death benefit payment, we will automatically establish the GE Secure Access Account.

                      We may delay making a payment from the Subaccount or applying Subaccount value to a payment plan if:

                        (1) the disposal or valuation of the Subaccount is not
                            reasonably practicable because:

                            . the SEC declares that an emergency exists (due to
                              the emergency the disposal or valuation of the Separate Account's assets is not reasonably practicable);

                            . the New York Stock Exchange is closed for other
                              than a regular holiday or weekend;

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




                            . trading is restricted by the SEC; or

                        (2) the SEC, by order, permits postponement of payment
                            to protect our owners.

                      We also may defer making any payments attributable to a check or draft that has not cleared until we are satisfied that the check or draft has been paid by the bank on which it is drawn.

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


Distribution of the Contracts




PRINCIPAL             We have entered into an underwriting agreement with
UNDERWRITER           Capital Brokerage Corporation (doing business in Indiana,
                      Minnesota, New Mexico, and Texas as GE Capital Brokerage
                      Corporation) (collectively, "Capital Brokerage
                      Corporation") for the distribution and sale of the contracts. Pursuant to this agreement, Capital Brokerage
                      Corporation serves as principal underwriter for the contracts, offering them on a continuous basis. Capital
                      Brokerage Corporation is located at 3001 Summer Street,
                      2nd Floor, Stamford, Connecticut 06905.



                      Capital Brokerage Corporation was organized as a corporation under the laws of the state of Washington in 1981 and is an affiliate of ours. Capital Brokerage Corporation is registered as a broker-dealer with the Securities and Exchange Commission under the Securities Exchange Act of 1934, as well as with the securities commissions in the states in which it operates, and is a member of the NASD.



SALES OF THE          Capital Brokerage offers the contracts through registered
CONTRACTS             representatives who are registered with the NASD and with
                      the states in which they do business. More information about Capital Brokerage and the registered representatives is available at http://www.nasdr.com or by calling (800) 289-9999. You also can obtain an investor brochure from NASD Regulation describing its Public Disclosure Program. Registered representatives with Capital Brokerage are also licensed as insurance agents in the states in which they do business and are appointed with the Company.



                      Capital Brokerage Corporation also enters into selling agreements with an affiliated broker-dealer (Terra Securities Corporation) and unaffiliated broker-dealers to sell the contracts. The registered representatives of these selling firms are registered with the NASD and with the states in which they do business, are licensed as insurance agents in the states in which they do business and are appointed with us.



                      We pay compensation to Capital Brokerage Corporation for promotion and sales of the contracts by its registered representatives as well as by affiliated and unaffiliated selling firms. This compensation consists of sales commissions and other cash and non-cash compensation. The
                      maximum commission we may pay is   % of your aggregate
                      purchase payments. The maximum trail commission we may
                      pay is   % of purchase payments received.



                      The maximum commission consists of two
                      parts -- commissions paid to internal and external wholesalers of Capital Brokerage Corporation ("wholesalers" are individuals employed by the Company and registered with Capital Brokerage Corporation that promote the offer and sale of the contracts), and commissions paid to the affiliated and unaffiliated brokerage firm for whom the registered representative that sold your


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




                      contract is employed ("selling firms"). Wholesalers with Capital Brokerage Corporation receive a maximum
                      commission of     % of the
                                                      .



                      After commission is paid to the wholesalers of Capital Brokerage Corporation, a commission is then paid to the
                      selling firm. A maximum commission of     % of the
                                             and a trail commission up to an
                      annual rate of     % of                      is paid to
                      the selling firm. The exact amount of commission paid to the registered representative who sold you your contract is determined by the brokerage firm for whom the representative is employed.



                      The commissions listed above are maximum commissions paid, and therefore such commissions stated above reflect situations where we pay a higher commission for a short period of time for a special promotion.



                      All selling firms receive commissions as described above based on the sale and receipt of purchase payments on the contract. Unaffiliated selling firms receive additional compensation, including marketing allowances and other payments. The maximum marketing allowance paid on the
                      sale of a contract is     % of purchase payments
                      received. At times, Capital Brokerage Corporation may make other cash and non-cash payments to selling firms, (as well as receive payments from selling firms) for expenses relating to the recruitment and training of personnel, periodic sales meetings, the production of promotional sales literature and similar expenses. These expenses may also relate to the synchronization of technology between the Company, Capital Brokerage Corporation and the selling firm in order to coordinate data for the sale and maintenance of the contract. In addition, registered representatives may be eligible for non-cash compensation programs offered by Capital Brokerage Corporation or an affiliated company, such as conferences, trips, prizes and awards. The amount of other cash and non-cash compensation paid by Capital Brokerage Corporation or its affiliated companies ranges significantly among the selling firms. Likewise, the amount received by Capital Brokerage Corporation from the selling firms ranges significantly.



                      Commissions paid on the contracts, including other incentives and payments, are not charged directly to you or to your Contract Value, but indirectly through fees and charges imposed under the contracts.



                      All commissions, special marketing allowances and other payments made or received by Capital Brokerage Corporation to or from selling firms come from or are allocated to the general assets of Capital Brokerage Corporation or one of its affiliated companies. Therefore, regardless of the amount paid or received by Capital Brokerage Corporation or one of its affiliated companies, the amount of expenses you pay under the contract do not vary because of such payments to or from such selling firms.


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





                      Even though your contract costs are not determined based on amounts paid to or received from Capital Brokerage Corporation or the selling firm, the prospect of receiving, or the receipt of, additional compensation as described above may create an incentive for selling firms and/or their registered representative to sell you this product versus a product with respect to which a selling firm does not receive additional compensation, or a lower level of additional compensation. You may wish to take such compensation arrangements into account when considering and evaluating any recommendation relating to the contracts.



                      During 2004, 2003 and 2002, $    , $     million and
                      $     million, respectively was paid to Capital Brokerage
                      Corporation for the sale of contracts in the Separate Account and any new purchase payments received. In 2003, 2002 and 2001, no underwriting commissions were paid to Capital Brokerage Corporation. Although neither we nor Capital Brokerage anticipate discontinuing the offering of the contracts, we do reserve the right to discontinue offering the contracts at any time.

                      period covered by the report. The report will show the total Contract Value and a breakdown of the assets in each Subaccount and the Guarantee Account. The report also will show purchase payments and charges made during the statement period. We also will send you an annual and a semi-annual report for each portfolio underlying a Subaccount to which you have allocated assets, as required by the 1940 Act. In addition, you will receive a written confirmation when you make purchase payments, transfers, or take partial withdrawals.

OTHER                 We have filed a Registration Statement with the SEC,
INFORMATION           under the Securities Act of 1933 as amended, for the
                      contracts being offered by this prospectus. This prospectus does not contain all the information in the Registration Statement, its amendments and exhibits.
                      Please refer to the Registration Statement for further information about the Separate Account, the Company, and the contracts offered. Statements in this prospectus about the content of contracts and other legal instruments are summaries. For the complete text of those contracts and instruments, please refer to those documents as filed with the SEC and available on the SEC's website at http://www.sec.gov.




LEGAL                 We are subject to legal and regulatory actions in the
PROCEEDINGS           ordinary course of our businesses, including class
                      actions. Our pending legal and regulatory actions include proceedings specific to us and others generally applicable to business practices in the industries in which we operate. In our insurance operations, we are or may become subject to class actions and individual suits alleging, among other things, issues relating to sales or underwriting practices, payment of contingent or other sales commissions, claims payment and procedures, product design, disclosure, administration, additional premium charges for premiums paid on a periodic basis, denial or delay of benefits and breaches of fiduciary or other duties to customers. In our investment-related operations, we are or may become subject to litigation involving commercial disputes with counterparties or others and class action and other litigation alleging, among other things, that we made improper or inadequate disclosures in connection with the sale of assets and annuity and investment products or charged excessive or impermissible fees on these products, recommended unsuitable products to customers or breached fiduciary or other duties to customers. We are also subject to litigation arising out of our general business activities such as our contractual and employment relationships. In addition, state insurance regulatory authorities and other authorities regularly make inquiries and conduct investigations concerning our compliance with applicable insurance, investment and other laws and regulations.

                      Plaintiffs in class action and other lawsuits against us may seek very large or indeterminate amounts, including punitive and treble damages. Given the large or indeterminate amounts sought in certain of these matters and the inherent unpredictability of litigation, an adverse outcome in certain matters in addition to those described below could have a material adverse effect on our financial condition or results of operations.



                      We were named as a defendant in a lawsuit, McBride v. Life Insurance Co. of Virginia dba GE Life and Annuity Assurance Co., related to the sale of universal life insurance policies. The complaint was filed on November 1, 2000, in Georgia state court as a class action on behalf of all persons who purchased certain of our universal life insurance policies and alleges improper practices in connection with the sale and administration of universal life policies. The plaintiffs sought unspecified compensatory and punitive damages. On December 1, 2000, we removed the case to the U.S. District Court for the Middle District of Georgia. We have vigorously denied liability with respect to the plaintiff's allegations. Nevertheless, to avoid the risks and costs associated with protracted litigation and to resolve our differences with policyholders, we agreed in principle on October 8, 2003, to settle the case on a nationwide class action basis. The settlement provides benefits to the class, and allows us to continue to serve our customers' needs undistracted by disruptions caused by litigation. The court gave final approval to the settlement on August 12, 2004. In the third quarter of 2003, we accrued $50 million in reserves relating to this litigation, which represents our best estimate of bringing this matter to conclusion. The precise amount of payments in this matter cannot be estimated because they are dependent upon the number of individuals who ultimately will seek relief in the claim form process of the class settlement, the identity of such claimants and whether they are entitled to relief under the settlement terms and the nature of the relief to which they are entitled. That process is currently underway. In addition, approximately 650 class members elected to exclude themselves from the class action settlement. We have been named as a defendant in five lawsuits brought by 41 such individuals. However, we cannot determine at this point whether or how many other class members who have excluded themselves from the class action will initiate individual actions against us, or the effect of such suits or claims, including the five pending cases, on our financial condition, results of operations or reputation.



                      In addition, we were named as a defendant in five lawsuits brought by individuals claiming that William Maynard, one of our former dedicated sales specialists, and Anthony Allen, one of our former independent producers, converted customer monies and engaged in various fraudulent acts. The five cases are, Monger v. Allen, Maynard, and GE Life and Annuity Assurance Company ("GELAAC") (filed October 24, 2003),

                      Warfel v. Allen, Maynard, adVenture Publishing, and GELAAC (filed February 6, 2004), Hanrick v. Allen, Maynard and GELAAC (filed March 10, 2004), Modlin v. Allen, et al. (filed June 17, 2004), and Clark v. Allen, et al. (filed June 25, 2004). The Monger and Hanrick cases have been settled. The remaining three cases are in their preliminary stages and are pending in the state court of Cumberland County, North Carolina. The suits allege that GELAAC failed to properly supervise Allen and Maynard and that GELAAC is responsible for Allen's and Maynard's conduct. Specifically, Warfel alleges breach of contract, conversion, breach of fiduciary duty, fraud, constructive fraud, negligent misrepresentation, negligent supervision and unfair and deceptive trade practices. Modlin and Clark make similar allegations. The total amount allegedly invested by the plaintiffs in the three unresolved actions is approximately $883,000. The plaintiff in Warfel seeks damages of $1.4 million and the plaintiffs in Modlin and Clark seek unspecified compensatory damages. In addition, each plaintiff seeks treble damages, as well as punitive damages of an unspecified amount. In October 2003, Allen and Maynard were arrested and charged with conversion in Cumberland County, North Carolina for allegedly failing to remit $30,000 in premiums that they received from a client to GELAAC. Allen has also been indicted in Cumberland County, North Carolina for converting the funds of numerous other individuals. Although we cannot determine the ultimate outcome of these suits, we do not believe they will have a material effect on our financial condition or results of operations. However, we cannot determine whether any related or similar suits or claims will be asserted against us in the future, or the effect of such suits or claims on our financial condition, results of operations or reputation.



                      Capital Brokerage Corporation, the principal underwriter, is not engaged in any litigation of any material nature.

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Appendix A

Examples of the Available Death Benefits

BASIC DEATH           The purpose of this example is to show how the Basic
BENEFIT               Death Benefit works based on purely hypothetical values
                      and is not intended to depict investment performance of the contract.

                      Example:  Assuming an owner:

                        (1) purchases a contract for $100,000;

                        (2) makes no additional purchase payments and takes no
                            partial withdrawals;

                        (3) is not subject to premium taxes; and

                        (4) the Annuitant is age 75 on the Contract Date then:

                                                   Basic
                      Annuitant's End of Contract  Death
                          Age      Year   Value   Benefit
                      ------------------------------------
                          76        1    $103,000 $103,000
                          77        2     112,000  112,000
                          78        3      90,000  100,000
                          79        4     135,000  135,000
                          80        5     130,000  130,000
                          81        6     150,000  150,000
                          82        7     125,000  125,000
                          83        8     145,000  145,000
                      ------------------------------------

                      Partial withdrawals (including partial withdrawals taken for purposes of allocation to a Scheduled Purchase Payment Variable Deferred Annuity through an approved Annuity Cross Funding Program, as well as partial withdrawals taken pursuant to the terms of the Guaranteed Minimum Withdrawal Benefit Rider) will reduce the Basic Death Benefit by the proportion that the partial withdrawal (including any applicable surrender charge and any premium tax assessed) reduces your Contract Value. For example:


                                                  Basic
                               Purchase Contract  Death
                        Date   Payment   Value   Benefit
                       ---------------------------------
                       3/31/05 $10,000  $10,000  $10,000
                       3/31/13           20,000   20,000
                       3/31/14           14,000   10,000
                       ---------------------------------


                      If a partial withdrawal of $7,000 is made on March 31, 2014, the Basic Death Benefit immediately after the partial withdrawal will be $10,000 ($20,000 to $10,000) since the Contract Value is reduced 50% after the partial withdrawal ($14,000 to $7,000). This is true only if the Basic Death Benefit immediately prior to the partial withdrawal (as calculated above) is not the Contract Value on the date we receive due proof of the Annuitant's death. It also assumes that both the Annuitant and Joint Annuitant are younger than age 80 at the time of death, that no surrender charge applies, and that no premium tax applies to the partial withdrawal. This example is based on purely hypothetical values and is not intended to depict investment performance of the contract.

ANNUAL STEP-UP        The following example shows how the Annual Step-Up Death
DEATH BENEFIT         Benefit works based on hypothetical values. It is not
RIDER OPTION          intended to depict investment performance of the
                      contract. The example assumes that an owner purchases a contract with an Annuitant age 75 at the time of issue.
                      In addition, the example assumes that:

                        (1) the owner purchases the contract for $100,000;

                        (2) the owner makes no additional purchase payments;

                        (3) the owner takes no partial withdrawals; then

                                                   Death
                      End of Annuitant's Contract Benefit
                       Year      Age      Value   Amount
                      ------------------------------------
                        1        76      $103,000 $103,000
                        2        77       112,000  112,000
                        3        78        90,000  112,000
                        4        79       135,000  135,000
                        5        80       130,000  135,000
                        6        81       150,000  150,000
                        7        82       125,000  135,000
                        8        83       145,000  145,000
                      ------------------------------------

                      Partial withdrawals (including partial withdrawals taken for purposes of allocation to a Scheduled Purchase Payment Variable Deferred Annuity through an approved Annuity Cross Funding Program, as well as partial withdrawals taken pursuant to the terms of the Guaranteed Minimum Withdrawal Benefit Rider) will reduce the Annual Step-Up Death Benefit by the proportion that the partial withdrawal (including any surrender charge and any premium tax assessed) reduces your Contract Value.

5% ROLLUP DEATH       The following example shows how the 5% Rollup Death
BENEFIT RIDER         Benefit Rider Option works based on hypothetical values.
OPTION                It is not intended to depict investment performance of
                      the contract. The example assumes that an owner purchases a contract with an Annuitant age 70 at the time of issue.
                      In addition, the example assumes that:

                        (1) the owner purchases the contract for $100,000;

                        (2) the contract earns a 0% net return (-3.05% net of
                            fees for the mortality and expense risk charge, administrative expense charge, underlying portfolio expenses and the 5% Rollup Death Benefit Rider Option);

                        (3) the owner makes no additional purchase payments;

                        (4) the owner takes annual partial withdrawals equal to
                            5% of purchase payments at end of the contract year; and

                        (5) the contract is not subject to premium taxes.


                                   Partial             5% Rollup
               End of Annuitant's Withdrawal Contract    Death
                Year      Age       Amount    Value     Benefit
               -------------------------------------------------
                          70            --   $ 100,000 $ 100,000
                 1        71       $ 5,000      95,000   100,000
                 2        72         5,000      90,000   100,000
                 3        73         5,000      85,000   100,000
                 4        74         5,000      80,000   100,000
                 5        75         5,000      75,000   100,000
                 6        76         5,000      70,000   100,000
                 7        77         5,000      65,000   100,000
                 8        78         5,000      60,000   100,000
                 9        79         5,000      55,000   100,000
               -------------------------------------------------

                      Partial withdrawals (including partial withdrawals taken for purposes of allocation to a Scheduled Purchase Payment Variable Deferred Annuity through an approved Annuity Cross Funding Program, as well as partial withdrawals taken pursuant to the terms of the Guaranteed Minimum Withdrawal Benefit Rider) amounting to 5% or less of purchase payments annually will reduce the 5% Rollup Death Benefit on a non pro-rata (dollar-for-dollar) basis. Therefore, in the example above, though a $5,000 partial withdrawal is taken at the end of year 1, the 5% Rollup Death Benefit immediately after the partial withdrawal is still equal to $100,000 since the benefit is reduced only by the same dollar amount of the partial withdrawal.

                      Partial withdrawals (including partial withdrawals taken for purposes of allocation to a Scheduled Purchase Payment Variable Deferred Annuity through an approved Annuity Cross Funding Program, as well as partial withdrawals taken pursuant to the terms of the Guaranteed Minimum Withdrawal Benefit Rider) exceeding 5% of purchase payments in any year will reduce the 5% Rollup Death Benefit on a pro-rata basis by the proportion that the partial withdrawal, including any surrender charges, and any premium taxes assessed, reduces your Contract Value. All partial withdrawals that exceed the 5% threshold will reduce the 5% Rollup Death Benefit on a pro-rata basis. For example:


                                                5% Rollup
                                              Death Benefit
                                                 Option
                            Purchase Contract  Before Any
                     Date   Payment   Value    Withdrawals
                    ---------------------------------------
                    3/31/05 $10,000  $ 10,000   $ 10,000
                    3/31/13      --    20,000     10,600
                    3/31/14      --    14,000     11,236
                    ---------------------------------------



                      Therefore, if a $7,000 partial withdrawal is taken on March 31, 2014, the 5% Rollup Death Benefit immediately after the partial withdrawal will be $5,618 ($11,236 to $5,618) since the Contract Value is reduced 50% by the partial withdrawal ($14,000 to $7,000). This is true only if the 5% Rollup Death Benefit immediately prior to the partial withdrawal (as calculated above) is not the Contract Value on the date we receive due proof of the Annuitant's death. It also assumes that no surrender charges and no premium taxes apply to the partial withdrawal.


EARNINGS              The following example shows how the Earnings Protector
PROTECTOR             Death Benefit works based on purely hypothetical values.
DEATH BENEFIT         It is not intended to depict investment performance of
RIDER OPTION          the contract. This example assumes an owner purchases a
                      contract with an Annuitant age 65 at the time of issue, and that he or she takes no partial withdrawals before the Annuitant's death.


                 Purchase Contract           Death   Earnings Protector
          Date   Payment   Value     Gain   Benefit    Death Benefit
         --------------------------------------------------------------
         8/01/05 $100,000 $100,000 $      0 $100,000      $     0
         8/01/20           300,000  200,000  300,000       70,000
         --------------------------------------------------------------



                      If the Annuitant's death and notification of the death occur on August 1, 2020, the Earnings Protector Death Benefit will equal $70,000. We determine this amount by multiplying the "gain" ($200,000) by 40%, which results in an amount of $80,000. However, since the Earnings Protector Death Benefit under this age scenario cannot exceed 70% of the purchase payments ($100,000) under this age scenario, the Earnings Protector Death Benefit in this example will be $70,000.

Appendix B


Condensed Financial Information

The value of an Accumulation Unit is determined on the basis of changes in the per share value of the Portfolios and the assessment of Separate Account charges.

The Accumulation Unit Values and the number of Accumulation Units outstanding for each Subaccount for the periods shown are as follows:


                         No Optional Benefits Elected



                                                                                                   Number of
                                                                 Accumulation      Accumulation   Accumulation
                                                                Unit Values at    Unit Values at Unit Values at
Subaccounts                                                   Beginning of Period End of Period  End of Period  Year
--------------------------------------------------------------------------------------------------------------------
AIM Variable Insurance Funds
--------------------------------------------------------------------------------------------------------------------
  AIM V.I. Aggressive Growth Fund -- Series I Shares                $12.40            $13.66              --    2004
                                                                     10.00             12.40              --    2003
--------------------------------------------------------------------------------------------------------------------
  AIM V.I. Basic Value Fund -- Series II Shares                      12.91             14.10         583,088    2004
                                                                     10.00             12.91         197,609    2003
--------------------------------------------------------------------------------------------------------------------
  AIM V.I. Blue Chip Fund -- Series I Shares                         11.74             12.11              --    2004
                                                                     10.00             11.74              --    2003
--------------------------------------------------------------------------------------------------------------------
  AIM V.I. Capital Appreciation Fund -- Series I Shares              12.27             12.90         123,237    2004
                                                                     10.00             12.27          56,467    2003
--------------------------------------------------------------------------------------------------------------------
  AIM V.I. International Growth Fund -- Series II Shares             10.00             10.63           4,910    2004
--------------------------------------------------------------------------------------------------------------------
  AIM V.I. Premier Equity Fund -- Series I Shares                    11.79             12.29          65,462    2004
                                                                     10.00             11.79          38,071    2003
--------------------------------------------------------------------------------------------------------------------
AllianceBernstein Variable Products Series Fund, Inc.
--------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Growth and Income Portfolio -- Class B           12.30             13.48       1,164,217    2004
                                                                     10.00             12.30         564,218    2003
--------------------------------------------------------------------------------------------------------------------
  AllianceBernstein International Value Portfolio -- Class B         10.00             10.54          11,495    2004
--------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Premier Growth Portfolio -- Class B              11.50             12.28         155,295    2004
                                                                     10.00             11.50          73,654    2003
--------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Technology Portfolio -- Class B                  13.18             13.65         130,615    2004
                                                                     10.00             13.18          72,698    2003
--------------------------------------------------------------------------------------------------------------------
American Century Variable Portfolios, Inc.
--------------------------------------------------------------------------------------------------------------------
  VP Income & Growth Fund -- Class I                                 12.37             13.77              --    2004
                                                                     10.00             12.37              --    2003
--------------------------------------------------------------------------------------------------------------------
  VP International Fund -- Class I                                   12.58             14.25              --    2004
                                                                     10.00             12.58              --    2003
--------------------------------------------------------------------------------------------------------------------
  VP Ultra Fund -- Class I                                           11.81             12.88             106    2004
                                                                     10.00             11.81              --    2003
--------------------------------------------------------------------------------------------------------------------
  VP Value Fund -- Class I                                           12.42             14.00           1,208    2004
                                                                     10.00             12.42              --    2003
--------------------------------------------------------------------------------------------------------------------
Dreyfus
--------------------------------------------------------------------------------------------------------------------
  Dreyfus Investment Portfolios -- MidCap Stock Portfolio --         12.62             14.24              98    2004
   Initial Shares                                                    10.00             12.62              --    2003
--------------------------------------------------------------------------------------------------------------------
  Dreyfus Variable Investment Fund -- Money Market Portfolio          9.93              9.84              --    2004
                                                                     10.00              9.93              --    2003
--------------------------------------------------------------------------------------------------------------------
  The Dreyfus Socially Responsible Growth Fund                       11.97             12.53              --    2004
                                                                     10.00             11.97              --    2003
--------------------------------------------------------------------------------------------------------------------

                                                                                                      Number of
                                                                    Accumulation      Accumulation   Accumulation
                                                                   Unit Values at    Unit Values at Unit Values at
Subaccounts                                                      Beginning of Period End of Period  End of Period  Year
-----------------------------------------------------------------------------------------------------------------------
Eaton Vance Variable Trust
-----------------------------------------------------------------------------------------------------------------------
  VT Floating-Rate Income Fund                                         $10.14            $10.27       1,074,991    2004
                                                                        10.00             10.14         352,412    2003
-----------------------------------------------------------------------------------------------------------------------
  VT Worldwide Health Sciences Fund                                     11.91             12.47         219,226    2004
                                                                        10.00             11.91         126,289    2003
-----------------------------------------------------------------------------------------------------------------------
Evergreen Variable Annuity Trust
-----------------------------------------------------------------------------------------------------------------------
  Evergreen VA Omega Fund -- Class 2                                    10.00             10.63              --    2004
-----------------------------------------------------------------------------------------------------------------------
Federated Insurance Series
-----------------------------------------------------------------------------------------------------------------------
  Federated High Income Bond Fund II -- Service Shares                  10.99             11.93         428,789    2004
                                                                        10.00             10.99         171,365    2003
-----------------------------------------------------------------------------------------------------------------------
  Federated Kaufmann Fund II -- Service Shares                          13.31             15.02         766,068    2004
                                                                        10.00             13.31         256,511    2003
-----------------------------------------------------------------------------------------------------------------------
Fidelity Variable Insurance Products Funds
-----------------------------------------------------------------------------------------------------------------------
  VIP Asset Manager/SM/ Portfolio -- Service Class 2                    10.00             10.36          70,664    2004
-----------------------------------------------------------------------------------------------------------------------
  VIP Contrafund(R) Portfolio -- Service Class 2                        12.40             14.07       1,335,660    2004
                                                                        10.00             12.40         413,897    2003
-----------------------------------------------------------------------------------------------------------------------
  VIP Dynamic Capital Appreciation Portfolio -- Service Class 2         11.84             11.82          35,327    2004
                                                                        10.00             11.84          10,231    2003
-----------------------------------------------------------------------------------------------------------------------
  VIP Equity-Income Portfolio -- Service Class 2                        12.58             13.79       1,271,270    2004
                                                                        10.00             12.58         570,477    2003
-----------------------------------------------------------------------------------------------------------------------
  VIP Growth Portfolio -- Service Class 2                               12.45             12.66         560,577    2004
                                                                        10.00             12.45         357,532    2003
-----------------------------------------------------------------------------------------------------------------------
  VIP Growth & Income Portfolio -- Service Class 2                      11.45             11.91         364,733    2004
                                                                        10.00             11.45         163,238    2003
-----------------------------------------------------------------------------------------------------------------------
  VIP Mid Cap Portfolio -- Service Class 2                              13.93             17.11       1,213,459    2004
                                                                        10.00             13.93         573,236    2003
-----------------------------------------------------------------------------------------------------------------------
  VIP Value Strategies Portfolio -- Service Class 2                     10.00             11.27          58,889    2004
-----------------------------------------------------------------------------------------------------------------------
Franklin Templeton Variable Insurance Products Trust
-----------------------------------------------------------------------------------------------------------------------
  Franklin Large Cap Growth Securities Fund -- Class 2 Shares           12.02             12.79              97    2004
                                                                        10.00             12.02              --    2003
-----------------------------------------------------------------------------------------------------------------------
  Mutual Shares Securities Fund -- Class 2 Shares                       11.98             13.30              --    2004
                                                                        10.00             11.98              --    2003
-----------------------------------------------------------------------------------------------------------------------
  Templeton Foreign Securities Fund -- Class 2 Shares                   13.12             15.33             381    2004
                                                                        10.00             13.12              --    2003
-----------------------------------------------------------------------------------------------------------------------
  Templeton Global Asset Allocation Fund -- Class 2 Shares              12.62             14.40              --    2004
                                                                        10.00             12.62              --    2003
-----------------------------------------------------------------------------------------------------------------------
GE Investments Funds, Inc.
-----------------------------------------------------------------------------------------------------------------------
  Income Fund                                                           10.03             10.23         866,615    2004
                                                                        10.00             10.03         401,810    2003
-----------------------------------------------------------------------------------------------------------------------
  Mid-Cap Equity Fund (formerly, Mid-Cap Value Equity Fund)             12.90             14.75         700,830    2004
                                                                        10.00             12.90         338,175    2003
-----------------------------------------------------------------------------------------------------------------------
  Money Market Fund                                                      9.95              9.90       1,387,666    2004
                                                                        10.00              9.95         635,992    2003
-----------------------------------------------------------------------------------------------------------------------

                                                                                                        Number of
                                                                      Accumulation      Accumulation   Accumulation
                                                                     Unit Values at    Unit Values at Unit Values at
Subaccounts                                                        Beginning of Period End of Period  End of Period  Year
-------------------------------------------------------------------------------------------------------------------------
GE Investments Funds, Inc. (continued)
-------------------------------------------------------------------------------------------------------------------------
  Premier Growth Equity Fund                                             $12.11            $12.77       1,040,075    2004
                                                                          10.00             12.11         515,742    2003
-------------------------------------------------------------------------------------------------------------------------
  Real Estate Securities Fund                                             12.49             16.30         521,727    2004
                                                                          10.00             12.49         194,020    2003
-------------------------------------------------------------------------------------------------------------------------
  S&P 500(R) Index Fund                                                   12.14             13.22       1,881,365    2004
                                                                          10.00             12.14         873,981    2003
-------------------------------------------------------------------------------------------------------------------------
  Small-Cap Value Equity Fund                                             12.83             14.56         689,460    2004
                                                                          10.00             12.83         333,700    2003
-------------------------------------------------------------------------------------------------------------------------
  Total Return Fund                                                       11.44             12.19       5,993,939    2004
                                                                          10.00             11.44       1,658,489    2003
-------------------------------------------------------------------------------------------------------------------------
  U.S. Equity Fund                                                        11.75             12.52         544,736    2004
                                                                          10.00             11.75         246,040    2003
-------------------------------------------------------------------------------------------------------------------------
  Value Equity Fund                                                       11.87             12.81         315,289    2004
                                                                          10.00             11.87         130,426    2003
-------------------------------------------------------------------------------------------------------------------------
Greenwich Street Series Fund
-------------------------------------------------------------------------------------------------------------------------
  Salomon Brothers Variable Aggressive Growth Fund -- Class II            12.57             13.48         132,447    2004
                                                                          10.00             12.57          42,051    2003
-------------------------------------------------------------------------------------------------------------------------
Janus Aspen Series
-------------------------------------------------------------------------------------------------------------------------
  Balanced Portfolio -- Service Shares                                    10.92             11.66         792,568    2004
                                                                          10.00             10.92         323,459    2003
-------------------------------------------------------------------------------------------------------------------------
  Capital Appreciation Portfolio -- Service Shares                        11.66             13.55         167,326    2004
                                                                          10.00             11.66          65,234    2003
-------------------------------------------------------------------------------------------------------------------------
  International Growth Portfolio -- Service Shares                        13.56             15.86         219,326    2004
                                                                          10.00             13.56          84,483    2003
-------------------------------------------------------------------------------------------------------------------------
J.P. Morgan Series Trust II
-------------------------------------------------------------------------------------------------------------------------
  Bond Portfolio                                                          10.02             10.29           1,580    2004
                                                                          10.00             10.02              --    2003
-------------------------------------------------------------------------------------------------------------------------
  International Equity Portfolio                                          13.26             15.46              --    2004
                                                                          10.00             13.26              --    2003
-------------------------------------------------------------------------------------------------------------------------
  Mid Cap Value Portfolio                                                 12.31             14.69              62    2004
                                                                          10.00             12.31              --    2003
-------------------------------------------------------------------------------------------------------------------------
  Small Company Portfolio                                                 13.19             16.52              96    2004
                                                                          10.00             13.19              --    2003
-------------------------------------------------------------------------------------------------------------------------
  U.S. Large Cap Core Equity Portfolio                                    12.10             13.05              --    2004
                                                                          10.00             12.10              --    2003
-------------------------------------------------------------------------------------------------------------------------
Merrill Lynch Variable Series Funds, Inc.
-------------------------------------------------------------------------------------------------------------------------
  Merrill Lynch Basic Value V.I. Fund -- Class III Shares                 10.00             10.88          66,522    2004
-------------------------------------------------------------------------------------------------------------------------
  Merrill Lynch Large Cap Growth V.I. Fund -- Class III Shares            10.00             10.86           4,923    2004
-------------------------------------------------------------------------------------------------------------------------
  Merrill Lynch Value Opportunities V.I. Fund -- Class III Shares
   (formerly, Merrill Lynch Small Cap Value V.I. Fund)                    10.00             11.22          26,783    2004
-------------------------------------------------------------------------------------------------------------------------

                                                                                                     Number of
                                                                   Accumulation      Accumulation   Accumulation
                                                                  Unit Values at    Unit Values at Unit Values at
Subaccounts                                                     Beginning of Period End of Period  End of Period  Year
----------------------------------------------------------------------------------------------------------------------
MFS(R) Variable Insurance Trust
----------------------------------------------------------------------------------------------------------------------
  MFS(R) Investors Growth Stock Series -- Service Class Shares        $11.47            $12.32         337,869    2004
                                                                       10.00             11.47         164,342    2003
----------------------------------------------------------------------------------------------------------------------
  MFS(R) Investors Trust Series -- Service Class Shares                11.68             12.79         187,963    2004
                                                                       10.00             11.68          97,273    2003
----------------------------------------------------------------------------------------------------------------------
  MFS(R) New Discovery Series -- Service Class Shares                  12.74             13.33         356,422    2004
                                                                       10.00             12.74         193,803    2003
----------------------------------------------------------------------------------------------------------------------
  MFS(R) Strategic Income Series -- Service Class Shares               10.41             11.03              --    2004
                                                                       10.00             10.41              --    2003
----------------------------------------------------------------------------------------------------------------------
  MFS(R) Total Return Series -- Service Class Shares                   11.24             12.30             112    2004
                                                                       10.00             11.24              --    2003
----------------------------------------------------------------------------------------------------------------------
  MFS(R) Utilities Series -- Service Class Shares                      12.29             15.72         287,700    2004
                                                                       10.00             12.29         125,205    2003
----------------------------------------------------------------------------------------------------------------------
Nations Separate Account Trust
----------------------------------------------------------------------------------------------------------------------
  Nations Marsico Growth Portfolio                                     12.36             13.77         981,068    2004
                                                                       10.00             12.36         346,671    2003
----------------------------------------------------------------------------------------------------------------------
  Nations Marsico International Opportunities Portfolio                13.39             15.39         683,421    2004
                                                                       10.00             13.39         155,646    2003
----------------------------------------------------------------------------------------------------------------------
Oppenheimer Variable Account Funds
----------------------------------------------------------------------------------------------------------------------
  Oppenheimer Aggressive Growth Fund/VA -- Service Shares              12.00             14.13         120,375    2004
                                                                       10.00             12.00          65,369    2003
----------------------------------------------------------------------------------------------------------------------
  Oppenheimer Balanced Fund/VA -- Service Shares                       10.00             10.95         128,089    2004
----------------------------------------------------------------------------------------------------------------------
  Oppenheimer Capital Appreciation Fund/VA -- Service Shares           12.31             12.93         347,394    2004
                                                                       10.00             12.31         183,859    2003
----------------------------------------------------------------------------------------------------------------------
  Oppenheimer Global Securities Fund/VA -- Service Shares              14.14             16.57         816,503    2004
                                                                       10.00             14.14         352,598    2003
----------------------------------------------------------------------------------------------------------------------
  Oppenheimer Main Street Fund/VA -- Service Shares                    12.09             13.01         473,776    2004
                                                                       10.00             12.09         194,738    2003
----------------------------------------------------------------------------------------------------------------------
  Oppenheimer Main Street Small Cap Fund/VA -- Service Shares          13.71             16.10         493,066    2004
                                                                       10.00             13.71         162,753    2003
----------------------------------------------------------------------------------------------------------------------
PIMCO Variable Insurance Trust
----------------------------------------------------------------------------------------------------------------------
  High Yield Portfolio -- Administrative Class Shares                  10.86             11.73       1,256,665    2004
                                                                       10.00             10.86         695,216    2003
----------------------------------------------------------------------------------------------------------------------
  Long-Term U.S. Government Portfolio -- Administrative Class          10.06             10.66         475,092    2004
   Shares                                                              10.00             10.06         272,805    2003
----------------------------------------------------------------------------------------------------------------------
  Total Return Portfolio -- Administrative Class Shares                10.10             10.44       2,778,605    2004
                                                                       10.00             10.10       1,323,651    2003
----------------------------------------------------------------------------------------------------------------------
The Prudential Series Fund, Inc.
----------------------------------------------------------------------------------------------------------------------
  Jennison Portfolio -- Class II                                       12.13             13.05          31,225    2004
                                                                       10.00             12.13          10,293    2003
----------------------------------------------------------------------------------------------------------------------
  Jennison 20/20 Focus Portfolio -- Class II                           12.34             14.03          52,389    2004
                                                                       10.00             12.34             547    2003
----------------------------------------------------------------------------------------------------------------------

                                                                                                  Number of
                                                                Accumulation      Accumulation   Accumulation
                                                               Unit Values at    Unit Values at Unit Values at
Subaccounts                                                  Beginning of Period End of Period  End of Period  Year
-------------------------------------------------------------------------------------------------------------------
Rydex Variable Trust
-------------------------------------------------------------------------------------------------------------------
  OTC Fund                                                         $12.80            $13.80         107,093    2004
                                                                    10.00             12.80          75,902    2003
-------------------------------------------------------------------------------------------------------------------
Salomon Brothers Variable Series Fund, Inc.
-------------------------------------------------------------------------------------------------------------------
  Salomon Brothers Variable All Cap Fund -- Class II                12.93             13.78         275,816    2004
                                                                    10.00             12.93          82,461    2003
-------------------------------------------------------------------------------------------------------------------
Scudder Variable Series II
-------------------------------------------------------------------------------------------------------------------
  Scudder Technology Growth Portfolio -- Class B Shares             13.18             13.18              --    2004
                                                                    10.00             13.18              --    2003
-------------------------------------------------------------------------------------------------------------------
  SVS Dreman High Return Equity Portfolio -- Class B Shares         12.83             14.37             401    2004
                                                                    10.00             12.83              --    2003
-------------------------------------------------------------------------------------------------------------------
  SVS Dreman Small Cap Value Portfolio -- Class B Shares            13.61             16.84              --    2004
                                                                    10.00             13.61              --    2003
-------------------------------------------------------------------------------------------------------------------
Van Kampen Life Investment Trust
-------------------------------------------------------------------------------------------------------------------
  Comstock Portfolio -- Class II Shares                             12.51             14.48       1,199,588    2004
                                                                    10.00             12.51         391,710    2003
-------------------------------------------------------------------------------------------------------------------
  Emerging Growth Portfolio -- Class II Shares                      11.84             12.46         170,730    2004
                                                                    10.00             11.84          95,304    2003
-------------------------------------------------------------------------------------------------------------------

       The Guaranteed Minimum Withdrawal Benefit Rider Optional Benefit



                                                                                                     Number of
                                                                    Accumulation     Accumulation  Accumulation
                                                                   Unit Values at      Units at      Units at
Subaccounts                                                      Beginning of Period End of Period End of Period Year
---------------------------------------------------------------------------------------------------------------------
AIM Variable Insurance Funds
---------------------------------------------------------------------------------------------------------------------
  AIM V.I. Basic Value Fund -- Series II Shares                        $10.00           $10.76          10,413   2004
---------------------------------------------------------------------------------------------------------------------
  AIM V.I. Capital Appreciation Fund -- Series I Shares                 10.00            10.77              --   2004
---------------------------------------------------------------------------------------------------------------------
  AIM V.I. International Growth Fund -- Series II Shares                10.00            10.62              18   2004
---------------------------------------------------------------------------------------------------------------------
  AIM V.I. Premier Equity Fund -- Series I Shares                       10.00            10.65           5,648   2004
---------------------------------------------------------------------------------------------------------------------
AllianceBernstein Variable Products Series Fund, Inc.
---------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Growth and Income Portfolio -- Class B              10.00            10.81          12,931   2004
---------------------------------------------------------------------------------------------------------------------
  AllianceBernstein International Value Portfolio -- Class B            10.00            10.53           4,595   2004
---------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Premier Growth Portfolio -- Class B                 10.00            10.91           3,602   2004
---------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Technology Portfolio -- Class B                     10.00            11.03              --   2004
---------------------------------------------------------------------------------------------------------------------
Eaton Vance Variable Trust
---------------------------------------------------------------------------------------------------------------------
  VT Floating-Rate Income Fund                                          10.00            10.06              --   2004
---------------------------------------------------------------------------------------------------------------------
  VT Worldwide Health Sciences Fund                                     10.00             9.99              --   2004
---------------------------------------------------------------------------------------------------------------------
Evergreen Variable Annuity Trust
---------------------------------------------------------------------------------------------------------------------
  Evergreen VA Omega Fund -- Class 2                                    10.00            10.59              --   2004
---------------------------------------------------------------------------------------------------------------------
Federated Insurance Series
---------------------------------------------------------------------------------------------------------------------
  Federated High Income Bond Fund II -- Service Shares                  10.00            10.67           3,057   2004
---------------------------------------------------------------------------------------------------------------------
  Federated Kaufmann Fund II -- Service Shares                          10.00            11.17              --   2004
---------------------------------------------------------------------------------------------------------------------
Fidelity Variable Insurance Products Fund
---------------------------------------------------------------------------------------------------------------------
  VIP Asset ManagerSM Portfolio -- Service Class 2                      10.00            10.33          91,441   2004
---------------------------------------------------------------------------------------------------------------------
  VIP Contrafund(R) Portfolio -- Service Class 2                        10.00            11.12              --   2004
---------------------------------------------------------------------------------------------------------------------
  VIP Dynamic Capital Appreciation Portfolio -- Service Class 2         10.00            10.62              --   2004
---------------------------------------------------------------------------------------------------------------------
  VIP Equity-Income Portfolio -- Service Class 2                        10.00            10.97          15,898   2004
---------------------------------------------------------------------------------------------------------------------
  VIP Growth & Income Portfolio -- Service Class 2                      10.00            10.55              --   2004
---------------------------------------------------------------------------------------------------------------------
  VIP Growth Portfolio -- Service Class 2                               10.00            10.42             384   2004
---------------------------------------------------------------------------------------------------------------------
  VIP Mid Cap Portfolio -- Service Class 2                              10.00            12.20          16,419   2004
---------------------------------------------------------------------------------------------------------------------
  VIP Value Strategies Portfolio -- Service Class 2                     10.00            11.24              --   2004
---------------------------------------------------------------------------------------------------------------------
GE Investments Funds, Inc.
---------------------------------------------------------------------------------------------------------------------
  Income Fund                                                           10.00            10.22           8,059   2004
---------------------------------------------------------------------------------------------------------------------
  Mid-Cap Equity Fund (formerly, Mid-Cap Value Equity Fund)             10.00            11.45           5,243   2004
---------------------------------------------------------------------------------------------------------------------
  Money Market Fund                                                     10.00             9.94          55,239   2004
---------------------------------------------------------------------------------------------------------------------
  Premier Growth Equity Fund                                            10.00            10.62              --   2004
---------------------------------------------------------------------------------------------------------------------
  Real Estate Securities Fund                                           10.00            13.65              --   2004
---------------------------------------------------------------------------------------------------------------------
  S&P 500(R) Index Fund                                                 10.00            10.91              --   2004
---------------------------------------------------------------------------------------------------------------------
  Small-Cap Value Equity Fund                                           10.00            11.06           3,129   2004
---------------------------------------------------------------------------------------------------------------------
  Total Return Fund                                                     10.00            10.65       1,783,009   2004
---------------------------------------------------------------------------------------------------------------------

                                                                                                          Number of
                                                                         Accumulation     Accumulation  Accumulation
                                                                        Unit Values at      Units at      Units at
Subaccounts                                                           Beginning of Period End of Period End of Period Year
--------------------------------------------------------------------------------------------------------------------------
GE Investments Funds, Inc. (continued)
--------------------------------------------------------------------------------------------------------------------------
  U.S. Equity Fund                                                          $10.00           $10.68            --     2004
--------------------------------------------------------------------------------------------------------------------------
  Value Equity Fund                                                          10.00            10.86            --     2004
--------------------------------------------------------------------------------------------------------------------------
Greenwich Street Series Fund
--------------------------------------------------------------------------------------------------------------------------
  Salomon Brothers Variable Aggressive Growth Fund -- Class II               10.00            10.57        11,344     2004
--------------------------------------------------------------------------------------------------------------------------
Janus Aspen Series
--------------------------------------------------------------------------------------------------------------------------
  Balanced Portfolio -- Service Shares                                       10.00            10.75        14,502     2004
--------------------------------------------------------------------------------------------------------------------------
  Capital Appreciation Portfolio -- Service Shares                           10.00            11.33            --     2004
--------------------------------------------------------------------------------------------------------------------------
  International Growth Portfolio -- Service Shares                           10.00            11.35         6,949     2004
--------------------------------------------------------------------------------------------------------------------------
Merrill Lynch Variable Series Fund, Inc.
--------------------------------------------------------------------------------------------------------------------------
  Merrill Lynch Basic Value V.I. Fund -- Class III Shares                    10.00            10.84         3,813     2004
--------------------------------------------------------------------------------------------------------------------------
  Merrill Lynch Large Cap Growth V.I. Fund -- Class III Shares               10.00            10.83            --     2004
--------------------------------------------------------------------------------------------------------------------------
  Merrill Lynch Value Opportunities V.I. Fund -- Class III Shares
   (formerly, Merrill Lynch Small Cap Value V.I. Fund -- Class III
   Shares)                                                                   10.00            11.18         2,498     2004
--------------------------------------------------------------------------------------------------------------------------
MFS(R) Variable Insurance Trust
--------------------------------------------------------------------------------------------------------------------------
  MFS(R) Investors Growth Stock Series -- Service Class Shares               10.00            10.84           627     2004
--------------------------------------------------------------------------------------------------------------------------
  MFS(R) Investors Trust Series -- Service Class Shares                      10.00            11.12            --     2004
--------------------------------------------------------------------------------------------------------------------------
  MFS(R) New Discovery Series -- Service Class Shares                        10.00            10.60         1,785     2004
--------------------------------------------------------------------------------------------------------------------------
  MFS(R) Utilities Series -- Service Class Shares                            10.00            12.43            --     2004
--------------------------------------------------------------------------------------------------------------------------
Nations Separate Account Trust
--------------------------------------------------------------------------------------------------------------------------
  Nations Marsico Growth Portfolio                                           10.00            11.25        18,129     2004
--------------------------------------------------------------------------------------------------------------------------
  Nations Marsico International Opportunities Portfolio                      10.00            10.97        39,132     2004
--------------------------------------------------------------------------------------------------------------------------
Oppenheimer Variable Account Funds
--------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Aggressive Growth Fund/VA -- Service Shares                    10.00            11.25            --     2004
--------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Balanced Fund/VA -- Service Shares                             10.00            10.91        47,184     2004
--------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Capital Appreciation Fund/VA -- Service Shares                 10.00            10.68            --     2004
--------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Global Securities Fund/VA -- Service Shares                    10.00            11.58            --     2004
--------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Main Street Fund/VA -- Service Shares                          10.00            10.79            --     2004
--------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Main Street Small Cap Fund/VA -- Service Shares                10.00            11.77         8,840     2004
--------------------------------------------------------------------------------------------------------------------------
PIMCO Variable Insurance Trust
--------------------------------------------------------------------------------------------------------------------------
  High Yield Portfolio -- Administrative Class Shares                        10.00            10.80        10,569     2004
--------------------------------------------------------------------------------------------------------------------------
  Long-Term U.S. Government Portfolio -- Administrative Class Shares         10.00            10.65         9,496     2004
--------------------------------------------------------------------------------------------------------------------------
  Total Return Portfolio -- Administrative Class Shares                      10.00            10.31        64,017     2004
--------------------------------------------------------------------------------------------------------------------------
Rydex Variable Trust
--------------------------------------------------------------------------------------------------------------------------
  OTC Fund                                                                   10.00            11.33            --     2004
--------------------------------------------------------------------------------------------------------------------------
Salomon Brothers Variable Series Fund, Inc.
--------------------------------------------------------------------------------------------------------------------------
  Salomon Brothers Variable All Cap Fund -- Class II                         10.00            10.64         5,016     2004
--------------------------------------------------------------------------------------------------------------------------

                                                                                    Number of
                                                   Accumulation     Accumulation  Accumulation
                                                  Unit Values at      Units at      Units at
Subaccounts                                     Beginning of Period End of Period End of Period Year
----------------------------------------------------------------------------------------------------
The Prudential Series Fund, Inc.
----------------------------------------------------------------------------------------------------
  Jennison 20/20 Focus Portfolio -- Class II          $10.00           $11.32            --     2004
----------------------------------------------------------------------------------------------------
  Jennison Portfolio -- Class II Shares                10.00            10.90           836     2004
----------------------------------------------------------------------------------------------------
Van Kampen Life Investment Trust
----------------------------------------------------------------------------------------------------
  Comstock Portfolio -- Class II Shares                10.00            11.32        16,006     2004
----------------------------------------------------------------------------------------------------
  Emerging Growth Portfolio -- Class II Shares         10.00            10.76            --     2004
----------------------------------------------------------------------------------------------------



Beginning of Period for the Guaranteed Minimum Withdrawal Benefit Rider is May 5, 2004.

             The Guaranteed Income Rider Optional Benefit Elected



                                                                                                           Number of
                                                                         Accumulation      Accumulation   Accumulation
                                                                        Unit Values at    Unit Values at Unit Values at
Subaccounts                                                           Beginning of Period End of Period  End of Period  Year
----------------------------------------------------------------------------------------------------------------------------
AIM Variable Insurance Funds
----------------------------------------------------------------------------------------------------------------------------
  AIM V.I. Aggressive Growth Fund -- Series I shares                        $10.00            $10.45             --     2004
----------------------------------------------------------------------------------------------------------------------------
  AIM V.I. Basic Value Fund -- Series II shares                              10.00             10.43         48,466     2004
----------------------------------------------------------------------------------------------------------------------------
  AIM V.I. Blue Chip Fund -- Series I shares                                 10.00              9.99             --     2004
----------------------------------------------------------------------------------------------------------------------------
  AIM V.I. Capital Appreciation Fund -- Series I shares                      10.00             10.08         19,798     2004
----------------------------------------------------------------------------------------------------------------------------
  AIM V.I. International Growth Fund -- Series II shares                     10.00             10.62          2,894     2004
----------------------------------------------------------------------------------------------------------------------------
  AIM V.I. Premier Equity Fund -- Series I shares                            10.00             10.10          4,408     2004
----------------------------------------------------------------------------------------------------------------------------
AllianceBernstein Variable Products Series Fund, Inc.
----------------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Growth and Income Portfolio -- Class B                   10.00             10.50         50,807     2004
----------------------------------------------------------------------------------------------------------------------------
  AllianceBernstein International Value Portfolio -- Class B                 10.00             10.53            425     2004
----------------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Premier Growth Portfolio -- Class B                      10.00             10.35          1,392     2004
----------------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Technology Portfolio -- Class B                          10.00              9.90          1,660     2004
----------------------------------------------------------------------------------------------------------------------------
American Century Variable Portfolios, Inc.
----------------------------------------------------------------------------------------------------------------------------
  VP Income & Growth Fund -- Class I                                         10.00             10.71             --     2004
----------------------------------------------------------------------------------------------------------------------------
  VP International Fund -- Class I                                           10.00             10.63             --     2004
----------------------------------------------------------------------------------------------------------------------------
  VP Ultra Fund -- Class I                                                   10.00             10.43             --     2004
----------------------------------------------------------------------------------------------------------------------------
  VP Value Fund -- Class I                                                   10.00             10.86             --     2004
----------------------------------------------------------------------------------------------------------------------------
Dreyfus
----------------------------------------------------------------------------------------------------------------------------
  Dreyfus Investment Portfolios -- MidCap Stock Portfolio -- Initial
   Shares                                                                    10.00             10.84             --     2004
----------------------------------------------------------------------------------------------------------------------------
  Dreyfus Variable Investment Fund -- Money Market Portfolio                 10.00              9.89             --     2004
----------------------------------------------------------------------------------------------------------------------------
  The Dreyfus Socially Responsible Growth Fund, Inc. -- Initial
   Shares                                                                    10.00             10.05             --     2004
----------------------------------------------------------------------------------------------------------------------------
Eaton Vance Variable Trust
----------------------------------------------------------------------------------------------------------------------------
  VT Floating-Rate Income Fund                                               10.00             10.07         82,722     2004
----------------------------------------------------------------------------------------------------------------------------
  VT Worldwide Health Sciences Fund                                          10.00              9.83         27,141     2004
----------------------------------------------------------------------------------------------------------------------------
Evergreen Variable Annuity Trust
----------------------------------------------------------------------------------------------------------------------------
  Evergreen VA Omega Fund -- Class 2                                         10.00             10.60          5,105     2004
----------------------------------------------------------------------------------------------------------------------------
Federated Insurance Series
----------------------------------------------------------------------------------------------------------------------------
  Federated High Income Bond Fund II -- Service Shares                       10.00             10.73         25,494     2004
----------------------------------------------------------------------------------------------------------------------------
  Federated Kaufmann Fund II -- Service Shares                               10.00             10.78         93,674     2004
----------------------------------------------------------------------------------------------------------------------------
Fidelity Variable Insurance Products Fund
----------------------------------------------------------------------------------------------------------------------------
  VIP Asset ManagerSM Portfolio -- Service Class 2                           10.00             10.33         21,925     2004
----------------------------------------------------------------------------------------------------------------------------
  VIP Contrafund(R) Portfolio -- Service Class 2                             10.00             10.96        201,915     2004
----------------------------------------------------------------------------------------------------------------------------
  VIP Dynamic Capital Appreciation Portfolio -- Service Class 2              10.00              9.43          9,247     2004
----------------------------------------------------------------------------------------------------------------------------
  VIP Equity-Income Portfolio -- Service Class 2                             10.00             10.57         73,504     2004
----------------------------------------------------------------------------------------------------------------------------
  VIP Growth & Income Portfolio -- Service Class 2                           10.00             10.09         26,654     2004
----------------------------------------------------------------------------------------------------------------------------

                                                                                                                   Number of
                                                                                 Accumulation      Accumulation   Accumulation
                                                                                Unit Values at    Unit Values at Unit Values at
Subaccounts                                                                   Beginning of Period End of Period  End of Period
--------------------------------------------------------------------------------------------------------------------------------
Fidelity Variable Insurance Products Fund (continued)
--------------------------------------------------------------------------------------------------------------------------------
  VIP Growth Portfolio -- Service Class 2                                           $10.00            $ 9.59           5,755
--------------------------------------------------------------------------------------------------------------------------------
  VIP Mid Cap Portfolio -- Service Class 2                                           10.00             11.60         121,775
--------------------------------------------------------------------------------------------------------------------------------
  VIP Value Strategies Portfolio -- Service Class 2                                  10.00             11.24          20,301
--------------------------------------------------------------------------------------------------------------------------------
Franklin Templeton Variable Insurance Products Trust
--------------------------------------------------------------------------------------------------------------------------------
  Franklin Large Cap Growth Securities Fund -- Class 2 Shares                        10.00             10.18              --
--------------------------------------------------------------------------------------------------------------------------------
  Mutual Shares Securities Fund -- Class 2 Shares                                    10.00             10.73              --
--------------------------------------------------------------------------------------------------------------------------------
  Templeton Foreign Securities Fund -- Class 2 Shares                                10.00             11.00              --
--------------------------------------------------------------------------------------------------------------------------------
  Templeton Global Asset Allocation Fund -- Class 2 Shares                           10.00             10.78              --
--------------------------------------------------------------------------------------------------------------------------------
GE Investments Funds, Inc.
--------------------------------------------------------------------------------------------------------------------------------
  Income Fund                                                                        10.00             10.04          50,938
--------------------------------------------------------------------------------------------------------------------------------
  Mid-Cap Equity Fund (formerly, Mid-Cap Value Equity Fund)                          10.00             11.05          60,203
--------------------------------------------------------------------------------------------------------------------------------
  Money Market Fund                                                                  10.00              9.92          38,012
--------------------------------------------------------------------------------------------------------------------------------
  Premier Growth Equity Fund                                                         10.00             10.29          41,730
--------------------------------------------------------------------------------------------------------------------------------
  Real Estate Securities Fund                                                        10.00             12.42          35,170
--------------------------------------------------------------------------------------------------------------------------------
  S&P 500(R) Index Fund                                                              10.00             10.47          92,137
--------------------------------------------------------------------------------------------------------------------------------
  Small-Cap Value Equity Fund                                                        10.00             10.79          77,097
--------------------------------------------------------------------------------------------------------------------------------
  Total Return Fund                                                                  10.00             10.37       1,854,113
--------------------------------------------------------------------------------------------------------------------------------
  Total Return Fund                                                                  10.00             10.37         285,820
--------------------------------------------------------------------------------------------------------------------------------
  U.S. Equity Fund                                                                   10.00             10.36          28,214
--------------------------------------------------------------------------------------------------------------------------------
  Value Equity Fund                                                                  10.00             10.49          37,191
--------------------------------------------------------------------------------------------------------------------------------
Greenwich Street Series Fund
--------------------------------------------------------------------------------------------------------------------------------
  Salomon Brothers Variable Aggressive Growth Fund -- Class II                       10.00             10.02          15,952
--------------------------------------------------------------------------------------------------------------------------------
J.P. Morgan Series Trust II
--------------------------------------------------------------------------------------------------------------------------------
  Bond Portfolio                                                                     10.00             10.14              --
--------------------------------------------------------------------------------------------------------------------------------
  International Equity Portfolio                                                     10.00             11.08              --
--------------------------------------------------------------------------------------------------------------------------------
  Mid Cap Value Portfolio                                                            10.00             11.41              --
--------------------------------------------------------------------------------------------------------------------------------
  Small Company Portfolio                                                            10.00             12.06              --
--------------------------------------------------------------------------------------------------------------------------------
  U.S. Large Cap Core Equity Portfolio                                               10.00             10.39              --
--------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Series
--------------------------------------------------------------------------------------------------------------------------------
  Balanced Portfolio -- Service Shares                                               10.00             10.44          35,046
--------------------------------------------------------------------------------------------------------------------------------
  Capital Appreciation Portfolio -- Service Shares                                   10.00             11.24             881
--------------------------------------------------------------------------------------------------------------------------------
  International Growth Portfolio -- Service Shares                                   10.00             10.97           8,860
--------------------------------------------------------------------------------------------------------------------------------
Merrill Lynch Variable Series Fund, Inc.
--------------------------------------------------------------------------------------------------------------------------------
  Merrill Lynch Basic Value V.I. Fund -- Class III Shares                            10.00             10.85          15,604
--------------------------------------------------------------------------------------------------------------------------------
  Merrill Lynch Large Cap Growth V.I. Fund -- Class III Shares                       10.00             10.83           2,062
--------------------------------------------------------------------------------------------------------------------------------
  Merrill Lynch Value Opportunities V.I. Fund -- Class III Shares (formerly,
   Merrill Lynch Small Cap Value V.I. Fund -- Class III Shares)                      10.00             11.19           8,814
--------------------------------------------------------------------------------------------------------------------------------





Subaccounts                                                                   Year
----------------------------------------------------------------------------------
Fidelity Variable Insurance Products Fund (continued)
----------------------------------------------------------------------------------
  VIP Growth Portfolio -- Service Class 2                                     2004
----------------------------------------------------------------------------------
  VIP Mid Cap Portfolio -- Service Class 2                                    2004
----------------------------------------------------------------------------------
  VIP Value Strategies Portfolio -- Service Class 2                           2004
----------------------------------------------------------------------------------
Franklin Templeton Variable Insurance Products Trust
----------------------------------------------------------------------------------
  Franklin Large Cap Growth Securities Fund -- Class 2 Shares                 2004
----------------------------------------------------------------------------------
  Mutual Shares Securities Fund -- Class 2 Shares                             2004
----------------------------------------------------------------------------------
  Templeton Foreign Securities Fund -- Class 2 Shares                         2004
----------------------------------------------------------------------------------
  Templeton Global Asset Allocation Fund -- Class 2 Shares                    2004
----------------------------------------------------------------------------------
GE Investments Funds, Inc.
----------------------------------------------------------------------------------
  Income Fund                                                                 2004
----------------------------------------------------------------------------------
  Mid-Cap Equity Fund (formerly, Mid-Cap Value Equity Fund)                   2004
----------------------------------------------------------------------------------
  Money Market Fund                                                           2004
----------------------------------------------------------------------------------
  Premier Growth Equity Fund                                                  2004
----------------------------------------------------------------------------------
  Real Estate Securities Fund                                                 2004
----------------------------------------------------------------------------------
  S&P 500(R) Index Fund                                                       2004
----------------------------------------------------------------------------------
  Small-Cap Value Equity Fund                                                 2004
----------------------------------------------------------------------------------
  Total Return Fund                                                           2004
----------------------------------------------------------------------------------
  Total Return Fund                                                           2004
----------------------------------------------------------------------------------
  U.S. Equity Fund                                                            2004
----------------------------------------------------------------------------------
  Value Equity Fund                                                           2004
----------------------------------------------------------------------------------
Greenwich Street Series Fund
----------------------------------------------------------------------------------
  Salomon Brothers Variable Aggressive Growth Fund -- Class II                2004
----------------------------------------------------------------------------------
J.P. Morgan Series Trust II
----------------------------------------------------------------------------------
  Bond Portfolio                                                              2004
----------------------------------------------------------------------------------
  International Equity Portfolio                                              2004
----------------------------------------------------------------------------------
  Mid Cap Value Portfolio                                                     2004
----------------------------------------------------------------------------------
  Small Company Portfolio                                                     2004
----------------------------------------------------------------------------------
  U.S. Large Cap Core Equity Portfolio                                        2004
----------------------------------------------------------------------------------
Janus Aspen Series
----------------------------------------------------------------------------------
  Balanced Portfolio -- Service Shares                                        2004
----------------------------------------------------------------------------------
  Capital Appreciation Portfolio -- Service Shares                            2004
----------------------------------------------------------------------------------
  International Growth Portfolio -- Service Shares                            2004
----------------------------------------------------------------------------------
Merrill Lynch Variable Series Fund, Inc.                                      2004
----------------------------------------------------------------------------------
  Merrill Lynch Basic Value V.I. Fund -- Class III Shares                     2004
----------------------------------------------------------------------------------
  Merrill Lynch Large Cap Growth V.I. Fund -- Class III Shares                2004
----------------------------------------------------------------------------------
  Merrill Lynch Value Opportunities V.I. Fund -- Class III Shares (formerly,
   Merrill Lynch Small Cap Value V.I. Fund -- Class III Shares)               2004
----------------------------------------------------------------------------------

                                                                                                     Number of
                                                                   Accumulation      Accumulation   Accumulation
                                                                  Unit Values at    Unit Values at Unit Values at
Subaccounts                                                     Beginning of Period End of Period  End of Period  Year
----------------------------------------------------------------------------------------------------------------------
MFS(R) Variable Insurance Trust
----------------------------------------------------------------------------------------------------------------------
  MFS(R) Investors Growth Stock Series -- Service Class Shares        $10.00            $10.28         19,506     2004
----------------------------------------------------------------------------------------------------------------------
  MFS(R) Investors Trust Series -- Service Class Shares                10.00             10.60          4,255     2004
----------------------------------------------------------------------------------------------------------------------
  MFS(R) New Discovery Series -- Service Class Shares                  10.00              9.70         19,998     2004
----------------------------------------------------------------------------------------------------------------------
  MFS(R) Strategic Income Series -- Service Class Shares               10.00             10.47             --     2004
----------------------------------------------------------------------------------------------------------------------
  MFS(R) Total Return Series -- Service Class Shares                   10.00             10.60             --     2004
----------------------------------------------------------------------------------------------------------------------
  MFS(R) Utilities Series -- Service Class Shares                      10.00             12.07         16,456     2004
----------------------------------------------------------------------------------------------------------------------
Nations Separate Account Trust
----------------------------------------------------------------------------------------------------------------------
  Nations Marsico Growth Portfolio                                     10.00             10.96         84,175     2004
----------------------------------------------------------------------------------------------------------------------
  Nations Marsico International Opportunities Portfolio                10.00             10.73        102,549     2004
----------------------------------------------------------------------------------------------------------------------
Oppenheimer Variable Account Funds
----------------------------------------------------------------------------------------------------------------------
  Oppenheimer Aggressive Growth Fund/VA -- Service Shares              10.00             11.21          7,188     2004
----------------------------------------------------------------------------------------------------------------------
  Oppenheimer Balanced Fund/VA -- Service Shares                       10.00             10.92        148,028     2004
----------------------------------------------------------------------------------------------------------------------
  Oppenheimer Capital Appreciation Fund/VA -- Service Shares           10.00             10.17         48,453     2004
----------------------------------------------------------------------------------------------------------------------
  Oppenheimer Global Securities Fund/VA -- Service Shares              10.00             11.07        106,323     2004
----------------------------------------------------------------------------------------------------------------------
  Oppenheimer Main Street Fund/VA -- Service Shares                    10.00             10.34         31,368     2004
----------------------------------------------------------------------------------------------------------------------
  Oppenheimer Main Street Small Cap Fund/VA -- Service Shares          10.00             11.03         26,875     2004
----------------------------------------------------------------------------------------------------------------------
PIMCO Variable Insurance Trust
----------------------------------------------------------------------------------------------------------------------
  High Yield Portfolio -- Administrative Class Shares                  10.00             10.68         63,238     2004
----------------------------------------------------------------------------------------------------------------------
  Long-Term U.S. Government Portfolio -- Administrative Class
   Shares                                                              10.00             10.32          5,062     2004
----------------------------------------------------------------------------------------------------------------------
  Total Return Portfolio -- Administrative Class Shares                10.00             10.18        140,811     2004
----------------------------------------------------------------------------------------------------------------------
Rydex Variable Trust                                                                                              2004
----------------------------------------------------------------------------------------------------------------------
  OTC Fund                                                             10.00             10.52          7,821     2004
----------------------------------------------------------------------------------------------------------------------
Salomon Brothers Varialbe Series Fund, Inc.
----------------------------------------------------------------------------------------------------------------------
  Salomon Brothers Variable All Cap Fund -- Class II                   10.00             10.01         10,559     2004
----------------------------------------------------------------------------------------------------------------------
Scudder Variable Series II
----------------------------------------------------------------------------------------------------------------------
  Scudder Technology Growth Portfolio -- Class B Shares                10.00              9.58             --     2004
----------------------------------------------------------------------------------------------------------------------
  SVS Dreman High Return Equity Portfolio -- Class B Shares            10.00             10.77             --     2004
----------------------------------------------------------------------------------------------------------------------
  SVS Dreman Small Cap Value Portfolio -- Class B Shares               10.00             11.59             --     2004
----------------------------------------------------------------------------------------------------------------------
The Prudential Series Fund, Inc.
----------------------------------------------------------------------------------------------------------------------
  Jennison 20/20 Focus Portfolio -- Class II                           10.00             10.93          7,659     2004
----------------------------------------------------------------------------------------------------------------------
  Jennison Portfolio -- Class II Shares                                10.00             10.35            321     2004
----------------------------------------------------------------------------------------------------------------------
Van Kampen Life Investment Trust
----------------------------------------------------------------------------------------------------------------------
  Comstock Portfolio -- Class II Shares                                10.00             10.95         64,668     2004
----------------------------------------------------------------------------------------------------------------------
  Emerging Growth Portfolio -- Class II Shares                         10.00             10.22          5,205     2004
----------------------------------------------------------------------------------------------------------------------



Beginning of Period for the Guaranteed Income Rider is       , 2004.

             The Payment Protection Rider Optional Benefit Elected



                                                                                                      Number of
                                                                    Accumulation      Accumulation   Accumulation
                                                                   Unit Values at    Unit Values at Unit Values at
Subaccounts                                                      Beginning of Period End of Period  End of Period  Year
-----------------------------------------------------------------------------------------------------------------------
AIM Variable Insurance Funds
-----------------------------------------------------------------------------------------------------------------------
  AIM V.I. Basic Value Fund -- Series II shares                          $               $10.76          42,247    2004
-----------------------------------------------------------------------------------------------------------------------
  AIM V.I. Capital Appreciation Fund -- Series I shares                                   10.77              --    2004
-----------------------------------------------------------------------------------------------------------------------
  AIM V.I. International Growth Fund -- Series II shares                                  10.62           6,317    2004
-----------------------------------------------------------------------------------------------------------------------
  AIM V.I. Premier Equity Fund -- Series I shares                                         10.66           8,908    2004
-----------------------------------------------------------------------------------------------------------------------
AllianceBernstein Variable Products Series Fund, Inc.
-----------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Growth and Income Portfolio -- Class B                                10.81          27,125    2004
-----------------------------------------------------------------------------------------------------------------------
  AllianceBernstein International Value Portfolio -- Class B                              10.53           4,345    2004
-----------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Premier Growth Portfolio -- Class B                                   10.91          11,112    2004
-----------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Technology Portfolio -- Class B                                       11.04              --    2004
-----------------------------------------------------------------------------------------------------------------------
Eaton Vance Variable Trust
-----------------------------------------------------------------------------------------------------------------------
  VT Floating-Rate Income Fund                                                            10.06              --    2004
-----------------------------------------------------------------------------------------------------------------------
  VT Worldwide Health Sciences Fund                                                       10.00              --    2004
-----------------------------------------------------------------------------------------------------------------------
Evergreen Variable Annuity Trust
-----------------------------------------------------------------------------------------------------------------------
  Evergreen VA Omega Fund -- Class 2                                                      10.60              --    2004
-----------------------------------------------------------------------------------------------------------------------
Federated Insurance Series
-----------------------------------------------------------------------------------------------------------------------
  Federated High Income Bond Fund II -- Service Shares                                    10.67          12,116    2004
-----------------------------------------------------------------------------------------------------------------------
  Federated Kaufmann Fund II -- Service Shares                                            11.18              --    2004
-----------------------------------------------------------------------------------------------------------------------
Fidelity Variable Insurance Products Fund
-----------------------------------------------------------------------------------------------------------------------
  VIP Asset ManagerSM Portfolio -- Service Class 2                                        10.33         214,116    2004
-----------------------------------------------------------------------------------------------------------------------
  VIP Contrafund(R) Portfolio -- Service Class 2                                          11.13              --    2004
-----------------------------------------------------------------------------------------------------------------------
  VIP Dynamic Capital Appreciation Portfolio -- Service Class 2                           10.62              --    2004
-----------------------------------------------------------------------------------------------------------------------
  VIP Equity-Income Portfolio -- Service Class 2                                          10.97          17,355    2004
-----------------------------------------------------------------------------------------------------------------------
  VIP Growth & Income Portfolio -- Service Class 2                                        10.56              --    2004
-----------------------------------------------------------------------------------------------------------------------
  VIP Growth Portfolio -- Service Class 2                                                 10.43          16,001    2004
-----------------------------------------------------------------------------------------------------------------------
  VIP Mid Cap Portfolio -- Service Class 2                                                12.20          29,081    2004
-----------------------------------------------------------------------------------------------------------------------
  VIP Value Strategies Portfolio -- Service Class 2                                       11.24              --    2004
-----------------------------------------------------------------------------------------------------------------------
GE Investments Funds, Inc.
-----------------------------------------------------------------------------------------------------------------------
  Income Fund                                                                             10.23          40,814    2004
-----------------------------------------------------------------------------------------------------------------------
  Mid-Cap Equity Fund (formerly, Mid-Cap Value Equity Fund)                               11.46          11,252    2004
-----------------------------------------------------------------------------------------------------------------------
  Money Market Fund                                                                        9.95         102,071    2004
-----------------------------------------------------------------------------------------------------------------------
  Premier Growth Equity Fund                                                              10.63              --    2004
-----------------------------------------------------------------------------------------------------------------------
  Real Estate Securities Fund                                                             13.66              --    2004
-----------------------------------------------------------------------------------------------------------------------
  S&P 500(R) Index Fund                                                                   10.91              --    2004
-----------------------------------------------------------------------------------------------------------------------
  Small-Cap Value Equity Fund                                                             11.07           9,652    2004
-----------------------------------------------------------------------------------------------------------------------
  Total Return Fund                                                                       10.66       2,646,694    2004
-----------------------------------------------------------------------------------------------------------------------

                                                                                                         Number of
                                                                       Accumulation      Accumulation   Accumulation
                                                                      Unit Values at    Unit Values at Unit Values at
Subaccounts                                                         Beginning of Period End of Period  End of Period  Year
--------------------------------------------------------------------------------------------------------------------------
GE Investments Funds, Inc. (continued)
--------------------------------------------------------------------------------------------------------------------------
  U.S. Equity Fund                                                          $               $10.69             --     2004
--------------------------------------------------------------------------------------------------------------------------
  Value Equity Fund                                                                          10.87             --     2004
--------------------------------------------------------------------------------------------------------------------------
Greenwich Street Series Fund
--------------------------------------------------------------------------------------------------------------------------
  Salomon Brothers Variable Aggressive Growth Fund -- Class II                               10.58          3,798     2004
--------------------------------------------------------------------------------------------------------------------------
Janus Aspen Series
--------------------------------------------------------------------------------------------------------------------------
  Balanced Portfolio -- Service Shares                                                       10.76        128,105     2004
--------------------------------------------------------------------------------------------------------------------------
  Capital Appreciation Portfolio -- Service Shares                                           11.34             --     2004
--------------------------------------------------------------------------------------------------------------------------
  International Growth Portfolio -- Service Shares                                           11.35         21,993     2004
--------------------------------------------------------------------------------------------------------------------------
Merrill Lynch Variable Series Fund, Inc.
--------------------------------------------------------------------------------------------------------------------------
  Merrill Lynch Basic Value V.I. Fund -- Class III Shares                                    10.85          9,040     2004
--------------------------------------------------------------------------------------------------------------------------
  Merrill Lynch Large Cap Growth V.I. Fund -- Class III Shares                               10.83             --     2004
--------------------------------------------------------------------------------------------------------------------------
  Merrill Lynch Value Opportunities V.I. Fund -- Class III Shares
   (formerly, Merrill Lynch Small Cap Value V.I. Fund -- Class III
   Shares)                                                                                   11.19          1,334     2004
--------------------------------------------------------------------------------------------------------------------------
MFS(R) Variable Insurance Trust
--------------------------------------------------------------------------------------------------------------------------
  MFS(R) Investors Growth Stock Series -- Service Class Shares                               10.85          2,119     2004
--------------------------------------------------------------------------------------------------------------------------
  MFS(R) Investors Trust Series -- Service Class Shares                                      11.12             --     2004
--------------------------------------------------------------------------------------------------------------------------
  MFS(R) New Discovery Series -- Service Class Shares                                        10.61         13,398     2004
--------------------------------------------------------------------------------------------------------------------------
  MFS(R) Utilities Series -- Service Class Shares                                            12.44             --     2004
--------------------------------------------------------------------------------------------------------------------------
Nations Separate Account Trust
--------------------------------------------------------------------------------------------------------------------------
  Nations Marsico Growth Portfolio                                                           11.25         32,887     2004
--------------------------------------------------------------------------------------------------------------------------
  Nations Marsico International Opportunities Portfolio                                      10.98         61,588     2004
--------------------------------------------------------------------------------------------------------------------------
Oppenheimer Variable Account Funds
--------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Aggressive Growth Fund/VA -- Service Shares                                    11.26             --     2004
--------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Balanced Fund/VA -- Service Shares                                             10.92        132,008     2004
--------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Capital Appreciation Fund/VA -- Service Shares                                 10.68             --     2004
--------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Global Securities Fund/VA -- Service Shares                                    11.59             --     2004
--------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Main Street Fund/VA -- Service Shares                                          10.80             --     2004
--------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Main Street Small Cap Fund/VA -- Service Shares                                11.78          6,730     2004
--------------------------------------------------------------------------------------------------------------------------
PIMCO Variable Insurance Trust
--------------------------------------------------------------------------------------------------------------------------
  High Yield Portfolio -- Administrative Class Shares                                        10.81         13,214     2004
--------------------------------------------------------------------------------------------------------------------------
  Long-Term U.S. Government Portfolio -- Administrative Class
   Shares                                                                                    10.66          7,912     2004
--------------------------------------------------------------------------------------------------------------------------
  Total Return Portfolio -- Administrative Class Shares                                      10.32        102,615     2004
--------------------------------------------------------------------------------------------------------------------------

                                                                                           Number of
                                                         Accumulation      Accumulation   Accumulation
                                                        Unit Values at    Unit Values at Unit Values at
Subaccounts                                           Beginning of Period End of Period  End of Period  Year
------------------------------------------------------------------------------------------------------------
Rydex Variable Trust
------------------------------------------------------------------------------------------------------------
  OTC Fund                                                    $               $11.34             --     2004
------------------------------------------------------------------------------------------------------------
Salomon Brothers Varialbe Series Fund, Inc.
------------------------------------------------------------------------------------------------------------
  Salomon Brothers Variable All Cap Fund -- Class II                           10.65          8,999     2004
------------------------------------------------------------------------------------------------------------
The Prudential Series Fund, Inc.
------------------------------------------------------------------------------------------------------------
  Jennison 20/20 Focus Portfolio -- Class II                                   11.33             --     2004
------------------------------------------------------------------------------------------------------------
  Jennison Portfolio -- Class II Shares                                        10.91            662     2004
------------------------------------------------------------------------------------------------------------
Van Kampen Life Investment Trust
------------------------------------------------------------------------------------------------------------
  Comstock Portfolio -- Class II Shares                                        11.32         15,109     2004
------------------------------------------------------------------------------------------------------------
  Emerging Growth Portfolio -- Class II Shares                                 10.77             --     2004
------------------------------------------------------------------------------------------------------------



Beginning of Period for the Payment Protection Rider is May 26, 2004.

Table of Contents

Statement of Additional Information



                                                                             Page

The Company.................................................................  B-3

The Separate Account........................................................  B-4

Additional Information About the Guarantee Account..........................  B-4

The Contracts...............................................................  B-5
   Transfer of Annuity Units................................................  B-5
   Net Investment Factor....................................................  B-5

Agreements with Distributors and Advisers for the Funds.....................  B-6

Termination of Participation Agreements.....................................  B-6

Calculation of Performance Data.............................................  B-9
   Subaccounts Investing in GE Investments Funds, Inc. -- Money Market Fund
     and the Dreyfus Variable Investment Fund -- Money Market Portfolio.....  B-9
   Other Subaccounts........................................................ B-11
   Other Performance Data................................................... B-12

Tax Matters................................................................. B-13
   Taxation of GE Life and Annuity Assurance Company........................ B-13
   IRS Required Distributions............................................... B-13

General Provisions.......................................................... B-14
   Using the Contracts as Collateral........................................ B-14
   The Beneficiary.......................................................... B-14
   Non-Participating........................................................ B-14
   Misstatement of Age or Gender............................................ B-15
   Incontestability......................................................... B-15
   Statement of Values...................................................... B-15
   Trust as Owner or Beneficiary............................................ B-15
   Written Notice........................................................... B-15

Legal Developments Regarding Employment-Related Benefit Plans............... B-15

Regulation of GE Life and Annuity Assurance Company......................... B-16

Experts..................................................................... B-16

Financial Statements........................................................ B-16


                     GE Life and Annuity Assurance Company
                            6610 West Broad Street
                           Richmond, Virginia 23230

                      A Statement of Additional Information containing more detailed information about the contract and the Separate Account is available free by writing us at the address below or by calling (800) 352-9910.

                      GE Life and Annuity Assurance Company
                      Annuity New Business
                      6610 West Broad Street
                      Richmond, Virginia 23230

                      Please mail a copy of the Statement of Additional Information for the Separate Account Contract Form P1154 4/00 to:

                      Name: ____________________________________________________

                      Address: _________________________________________________
                                                     Street

                      __________________________________________________________
                                      City               State      Zip

                      Signature of Requestor: __________________________________
                                                               Date

                    Statement of Additional Information For
             Flexible Premium Variable Deferred Annuity Contracts

                                Form P1154 4/00

                                  Issued by:
                     GE Life and Annuity Assurance Company
                     GE Life & Annuity Separate Account 4
                            6610 West Broad Street
                           Richmond, Virginia 23230

                       Telephone Number: (800) 352-9910


--------------------------------------------------------------------------------


This Statement of Additional Information is not a prospectus. It should be read in conjunction with the prospectus, dated April 29, 2005, for the Flexible Premium Variable Deferred Annuity Contract issued by GE Life and Annuity Assurance Company through its GE Life & Annuity Separate Account 4. The terms used in the current prospectus for the Flexible Premium Variable Deferred Annuity Contract are incorporated into this Statement of Additional Information.


For a free copy of the prospectus:


Call:     (800) 352-9910

Or write: GE Life and Annuity Assurance Company
          6610 West Broad Street
          Richmond, Virginia 23230

Or visit: www.gefinancialservice.com

Or        contact your financial representative



The date of this Statement of Additional Information is April 29, 2005.


               THIS STATEMENT OF ADDITIONAL INFORMATION IS NOT A
 PROSPECTUS AND SHOULD BE READ ONLY IN CONJUNCTION WITH THE PROSPECTUS FOR THE
                         CONTRACT AND THE PORTFOLIOS.

Table of Contents

Statement of Additional Information




               The Company.................................................  B-3

               The Separate Account........................................  B-4

               Additional Information About the Guarantee Account..........  B-4

               The Contracts...............................................  B-5
                  Transfer of Annuity Units................................  B-5
                  Net Investment Factor....................................  B-5

               Agreements with Distributors and Advisers for the Funds.....  B-6

               Termination of Participation Agreements.....................  B-6

               Calculation of Performance Data.............................  B-9
                  Subaccounts Investing in the GE Investments Funds,
                    Inc. -- Money Market Fund and the Dreyfus Variable
                    Investment Fund -- Money Market Portfolio..............  B-9
                  Other Subaccounts........................................ B-11
                  Other Performance Data................................... B-12

               Tax Matters................................................. B-13
                  Taxation of GE Life and Annuity Assurance Company........ B-13
                  IRS Required Distributions............................... B-13

               General Provisions.......................................... B-14
                  Using the Contracts as Collateral........................ B-14
                  The Beneficiary.......................................... B-14
                  Non-Participating........................................ B-15
                  Misstatement of Age or Gender............................ B-15
                  Incontestability......................................... B-15
                  Statement of Values...................................... B-15
                  Trust as Owner or Beneficiary............................ B-15
                  Written Notice........................................... B-15

               Legal Developments Regarding Employment-Related Benefit
               Plans....................................................... B-15

               Regulation of GE Life and Annuity Assurance Company......... B-16

               Experts..................................................... B-16

               Financial Statements........................................ B-16

THE COMPANY           We are a stock life insurance company operating under a
                      charter granted by the Commonwealth of Virginia on March
                      21, 1871 to The Life Insurance Company of Virginia.
                      General Electric Capital Corporation ("GE Capital") acquired us from Aon Corporation on April 1, 1996. GE
                      Capital subsequently contributed us to its wholly owned subsidiary, GE Financial Assurance Holdings, Inc. ("GE
                      Financial Assurance") and ultimately the majority of the outstanding common stock to General Electric Capital
                      Assurance Company ("GECA"). As part of an internal reorganization of GE Financial Assurance's insurance subsidiaries, The Harvest Life Insurance Company
                      ("Harvest") merged into the Company on January 1, 1999.
                      At this time we were renamed GE Life and Annuity
                      Assurance Company. Harvest's former parent, Federal Home
                      Life Insurance Company ("Federal"), received common stock of the Company in exchange for its interest in Harvest.

                      On May 25, 2004, our ultimate parent, General Electric Corporation ("GE"), completed an initial public offering ("IPO") of thirty percent of the shares of Genworth, comprising most of the life and mortgage insurance operations of GE Financial Assurance. On May 24, 2004, GE Financial Assurance contributed to a newly formed company named Genworth Financial, Inc. ("Genworth") its interest in Federal and GELAAC (5,125 and 800 shares respectively). On May 31, 2004, Genworth contributed its interest in Federal and GELAAC to GNA Corp. who in turn contributed the same to GECA. In addition, effective May 31, 2004, Federal paid a stock dividend (3010 shares) of its interest in GELAAC to GECA, which resulted in us being a wholly-owned subsidiary of GECA.

                      All of our outstanding non-voting preferred stock was owned by Brookfield Life Assurance Company Limited ("Brookfield"). Brookfield is wholly-owned direct subsidiary of Genworth.

                      Genworth is a publicly traded company that is majority owned by GE Financial Assurance. GE Financial Assurance is a wholly-owned subsidiary of GE Insurance, Inc. ("GEI"). GEI is a wholly owned subsidiary of GE Capital which in turn is wholly owned, directly or indirectly, by GE.

                      We principally offer annuity contracts, institutional stable value products, and life insurance. We do business in the District of Columbia and all states except New York. Our principal offices are located at 6610 West Broad Street, Richmond, Virginia 23230.

                      We are subject to regulation by the State Corporation Commission of the Commonwealth of Virginia. We file an annual statement with the Virginia Commissioner of Insurance on or before March 1 of each year covering our operations and reporting on our financial condition as of December 31 of the preceding year. Periodically, the

                      Commissioner of Insurance examines our liabilities and reserves and those of the Separate Account and assesses their adequacy, and a full examination of our operations is conducted by the State Corporation Commission, Bureau of Insurance of the Commonwealth of Virginia, at least every five years.

                      We are also subject to the insurance laws and regulation of other states within which we are licensed to operate.

THE SEPARATE          We established the GE Life & Annuity Separate Account 4
ACCOUNT               as a separate investment account on August 19, 1987. The
                      Separate Account is registered with the SEC as a unit investment trust under the Investment Company Act of 1940
                      (the "1940 Act") and meets the definition of a separate account under the Federal securities laws. Registration with the SEC does not involve supervision of the management or investment practices or policies of the Separate Account by the SEC.

ADDITIONAL            Amounts in the Guarantee Account are held in, and are
INFORMATION           part of, our General Account. The General Account
ABOUT THE             consists of our assets other than those allocated to the
GUARANTEE             Separate Account and our other separate accounts. Subject
ACCOUNT               to statutory authority, we have sole discretion over the
                      investment of assets of the General Account. The assets of the General Account are chargeable with liabilities arising out of any business we may conduct.

                      The initial interest rate guarantee period for any allocation you make to the Guarantee Account will be one year or longer. Subsequent interest rate guarantee periods will each be at least one year. We may credit additional rates of interest for specified periods from time to time. We determine the interest rates in our sole discretion. The determination made will be influenced by, but not necessarily correspond to, interest rates available on fixed income investments which we may acquire with the amounts we receive as purchase payments or transfers of assets under the contracts. You will have no direct or indirect interest in these investments. We also will consider other factors in determining interest rates for a guarantee period including, but not limited to, regulatory and tax requirements, sales commissions, and administrative expenses borne by us, general economic trends, and competitive factors. Amounts you allocate to the Guarantee Account will not share in the investment performance of our General Account. We cannot predict or guarantee the level of interest rates in future guarantee periods. However, the interest rates for any interest rate guarantee period will be at least the guaranteed interest rate shown in your contract.

                      We reserve the right to impose restrictions on transfers involving the Guarantee Account. Such restrictions may include permitting transfers from an interest rate guarantee period only during the 30-day period immediately following the end of the guarantee period, limiting the amount of assets available for transfer at any one time to 25% of the allocations to the Guarantee Account plus accrued interest and prohibiting transfers to the Guarantee Account for the six month period following a transfer from the Guarantee Account. For contracts issued on or after the later of September 2, 2003, or the date on which state insurance authorities approve applicable contract modifications, no more than 25% of your Contract Value, as determined at the time of allocation may be allocated to the Guarantee Account. In addition, where permitted by state law, we will refuse new purchase payments or transfers into the Guarantee Account when your assets in the Guarantee Account are equal to or greater than 25% of your Contract Value at the time of allocation.

THE CONTRACTS


TRANSFER OF           At your request, Annuity Units may be transferred three
ANNUITY UNITS         times per calendar year from the Subaccounts in which
                      they are currently held (subject to certain restrictions described in the contract and the Guaranteed Income Rider and Guaranteed Income Rollover Rider, if elected at the time of application).


                      The number of Annuity Units to be transferred is (a) times (b) divided by (c) where:

                        (a) is the number of Annuity Units in the current
                            Subaccount desired to be transferred;

                        (b) is the Annuity Unit Value for the Subaccount in
                            which the Annuity Units are currently held; and

                        (c) is the Annuity Unit Value for the Subaccount to
                            which the transfer is made.

                      If the number of Annuity Units remaining in a Subaccount after the transfer is less than 1, we will transfer the remaining Annuity Units in addition to the amounts requested. We will not transfer Annuity Units into any Subaccounts unless the number of Annuity Units of that Subaccount after the transfer is at least 1. The amount of the income payment as of the date of the transfer will not be affected by the transfer (however, subsequent variable income payments will reflect the investment experience of the selected Subaccounts).

NET INVESTMENT        The net investment factor measures investment performance
FACTOR                of the Subaccounts during a Valuation Period. Each
                      Subaccount has its own net investment factor. The net investment factor of a Subaccount available under a contract for a Valuation Period is (a) divided by (b) minus (c) where:

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



                        (a) is the result of:

                            (1) the value of the net assets of that Subaccount
                                at the end of the preceding Valuation Period;
                                plus

                            (2) the investment income and capital gains,
                                realized or unrealized, credited to the net assets of that Subaccount during the Valuation Period for which the net investment factor is being determined; minus

                            (3) the capital losses, realized or unrealized,
                                charged against those assets during the
                                Valuation Period; minus

                            (4) any amount charged against that Subaccount for
                                taxes (this includes any amount we set aside during the Valuation Period as a provision for taxes attributable to the operation or maintenance of that Subaccount); and

                        (b) is the value of the net assets of that Subaccount
                            at the end of the preceding Valuation Period; and

                        (c) is a factor for the Valuation Period representing
                            the mortality and expense risk charge and the administrative expense charge.

                      We will value assets in the Separate Account at their fair market value in accordance with generally accepted accounting practices and applicable laws and regulations.


AGREEMENTS WITH       We have entered into agreements with either the
DISTRIBUTORS AND      investment adviser or distributor of each of the Funds
ADVISERS FOR THE      under which the adviser or distributor pays us a fee
FUNDS                 ordinarily based upon a percentage of the average annual
                      aggregate net amount we have invested in the Portfolio on
                      behalf of the Separate Account and other separate
                      accounts. These percentages differ, and some investment
                      advisers or distributors pay us a greater percentage than
                      other advisers or distributors. The amount received from
                      the advisers and/or the distributors for the assets
                      allocated to the Portfolios from the Separate Account
                      ranges from   % to   %. The agreements reflect
                      administrative services we provide.


TERMINATION OF        The participation agreements pursuant to which the
PARTICIPATION         Portfolios sell their shares to the Separate Account
AGREEMENTS            contain varying provisions regarding termination. The
                      following summarizes those provisions:

                      AIM Variable Insurance Funds. This agreement may be terminated by the parties on six months' advance written notice.

                      AllianceBernstein Variable Products Series Fund,
                      Inc. This agreement may be terminated by the parties on six months' advance written notice.

                      American Century Variable Portfolios, Inc. This agreement may be terminated by either party upon 180 days' prior written notice to the other party.

                      Dreyfus. This agreement may be terminated by the parties on six months' advance written notice.

                      Eaton Vance Variable Trust. This agreement may be terminated by the parties on six months' advance written notice.

                      Evergreen Variable Annuity Trust. This agreement may be terminated by the parties on six months' advance written notice.

                      Federated Insurance Series. This agreement may be terminated by the parties on six months' advance written notice.

                      Fidelity Variable Insurance Products Fund ("The
                      Fund"). These agreements provide for termination (1) on one year's advance notice by either party, (2) at the Company's option if shares of the Fund are not reasonably available to meet requirements of the contracts, (3) at the option of either party if certain enforcement proceedings are instituted against the other, (4) upon vote of the contractowners to substitute shares of another mutual fund, (5) at the Company's option if shares of the Fund are not registered, issued, or sold in accordance with applicable laws, or if the Fund ceases to qualify as a regulated investment company under the Code,
                      (6) at the option of the Fund or its principal underwriter if it determines that the Company has suffered material adverse changes in its business or financial condition or is the subject of material adverse publicity, (7) at the option of the Company if the Fund has suffered material adverse changes in its business or financial condition or is the subject of material adverse publicity, or (8) at the option of the Fund or its principal underwriter if the Company decides to make another mutual fund available as a funding vehicle for its contracts.

                      Franklin Templeton Variable Insurance Trust. This agreement may be terminated by the parties on six months' advance written notice.

                      GE Investments Funds, Inc. This agreement may be terminated at the option of any party upon six months' written notice to the other parties, unless a shorter time is agreed to by the parties.

                      Greenwich Street Series Fund. This agreement may be terminated by the parties on six months' advance written notice, unless a shorter time is agreed to by the parties.

                      Janus Aspen Series. This agreement may be terminated by the parties on six months' advance written notice.

                      J.P. Morgan Series Trust II. This agreement may be terminated by the parties upon 180 days' notice unless a shorter time is agreed to by the parties.

                      Merrill Lynch Variable Series Funds, Inc. This agreement may be terminated by the parties on six months' advance written notice.

                      MFS(R) Variable Insurance Trust. This agreement may be terminated by the parties on six months' advance written notice.

                      Nations Separate Account Trust. This agreement may be terminated by the parties on six months' advance written notice.

                      Oppenheimer Variable Account Funds. This agreement may be terminated by the parties on six months' advance written notice.

                      PIMCO Variable Insurance Trust. This agreement may be terminated by the parties on six months' advance written notice, unless a shorter time is agreed to by the parties.

                      The Prudential Series Fund, Inc. This agreement may be terminated by the parties on six months' advance written notice, unless a shorter time is agreed to by the parties.

                      Rydex Variable Trust. This agreement may be terminated by the parties on six months' advance written notice.

                      Salomon Brothers Variable Series Fund Inc. The agreement may be terminated by the parties on six months' advance written notice, unless a shorter time is agreed upon by the parties.

                      Scudder Variable Series II. The agreement may be terminated by the parties on three months' advance written notice.

                      Van Kampen Life Investment Trust. This agreement may be terminated by the parties on 60 days' advance written notice.

CALCULATION OF        From time to time, we may disclose total return, yield,
PERFORMANCE           and other performance data for the Subaccounts pertaining
DATA                  to the contracts. Such performance data will be computed,
                      or accompanied by performance data computed, in accordance with the standards defined by the SEC and the NASD.

                      The calculations of yield, total return, and other performance data do not reflect the effect of any premium tax that may be applicable to a particular contract. Premium taxes currently range generally from 0% to 3.5% of purchase payments and are generally based on the rules of the state in which you reside.

SUBACCOUNTS           From time to time, advertisements and sales literature
INVESTING IN THE      may quote the yield of the Subaccounts investing in the
GE INVESTMENTS        GE Investments Funds, Inc. -- Money Market Fund and the
FUNDS, INC. --        Dreyfus Variable Investment Fund -- Money Market
MONEY MARKET          Portfolio for a seven-day period, in a manner which does
FUND AND THE          not take into consideration any realized or unrealized
DREYFUS VARIABLE      gains or losses on shares of the corresponding money
INVESTMENT            market portfolio or on its portfolio securities. This
FUND -- MONEY         current annualized yield is computed by determining the
MARKET PORTFOLIO      net change (exclusive of realized gains and losses on the
                      sale of securities and unrealized appreciation and depreciation and income other than investment income) at the end of the seven-day period in the value of a hypothetical account under a contract having a balance of one unit in the Subaccount investing in the GE
                      Investments Funds, Inc. --  Money Market Fund or the
                      Subaccount investing in the Dreyfus Variable Investment
                      Fund -- Money Market Portfolio at the beginning of the period, dividing such net change in account value by the value of the account at the beginning of the period to determine the base period return, and annualizing the result on a 365-day basis. The net change in account value reflects: 1) net income from the Portfolio attributable to an initial investment of $10,000; and 2) charges and deductions imposed under the contract which are attributable to the hypothetical account. The charges and deductions include the per unit charges for the $30 annual contract charge, the mortality and expense risk charge (deducted daily at an effective annual rate of 1.30% of the hypothetical investment in the Separate
                      Account), and the administrative expense charge (deducted daily at an effective annual rate of 0.15% of assets in the Separate Account). We assume for the purposes of the yield calculation that this charge will be waived.
                      Current Yield will be calculated according to the following formula:

                      Current Yield = ((NCP - ES)/UV) X (365/7) where:

NCP =   the net change in the value of the investment Portfolio (exclusive of realized gains and losses on the sale of securities and unrealized appreciation and depreciation and income other than investment income) for the seven-day period attributable to a hypothetical account having a balance of one unit.
ES  =   per unit expenses of the hypothetical account for the seven-day period.
UV  =   the unit value on the first day of the seven-day period.

                      We may also quote the effective yield of the Subaccount investing in the GE Investments Funds, Inc. -- Money Market Fund or the Subaccount investing in the Dreyfus Variable Investment Fund -- Money Market Portfolio determined on a compounded basis for the same seven-day period. The effective yield is calculated by compounding the base period return according to the following formula:

                      Effective Yield = (1 + ((NCP - ES)/UV))365/7 - 1

                      where:

NCP =   the net change in the value of the investment Portfolio (exclusive of realized gains and losses on the sale of securities and unrealized appreciation and depreciation and income other than investment income) for the seven-day period attributable to a hypothetical account having a balance of one unit.
ES  =   per unit expenses of the hypothetical account for the seven-day period.
UV  =   the unit value for the first day of the seven-day period.

                      The yield on amounts held in the Subaccount investing in the GE Investments Funds, Inc. -- Money Market Fund or the Subaccount investing in the Dreyfus Variable Investment Fund -- Money Market Portfolio normally will fluctuate on a daily basis. Therefore, the disclosed yield for any given past period is not an indication or representation of future yields or rates of return. The GE Investments Funds, Inc. -- Money Market Fund's or the Dreyfus Variable Investment Fund -- Money Market Portfolio's actual yield is affected by changes in interest rates on money market securities, average portfolio maturity of the GE Investments Funds, Inc. -- Money Market Fund or Dreyfus Variable Investment Fund -- Money Market Portfolio, the types and quality of portfolio securities held by that Portfolio, and that Portfolio's operating expenses. Because of the charges and deductions imposed under the contract, the yield for the Subaccount investing in the GE Investments, Funds, Inc. -- Money Market Fund or the Dreyfus Variable Investment Fund -- Money Market Portfolio or will be lower than the yield for the Subaccount investing in the GE Investments Funds, Inc. -- Money Market Fund or the Dreyfus Variable Investment Fund -- Money Market Portfolio.

                      Yield calculations do not take into account the surrender charges imposed under the contract or the charges for any optional riders.

                      GE Investments Funds, Inc. -- Money Market Fund


                      Current Yield: 0.17% as of December 31, 2004
                      Effective Yield: 0.17% as of December 31, 2004


                      Dreyfus Variable Investment Fund -- Money Market Portfolio


                      Current Yield: -0.11% as of December 31, 2004 Effective Yield: -0.11% as of December 31, 2004




                      Past Performance is not a Guarantee or Projection of Future Results.

OTHER                 Standardized Total Return.  Sales literature or
SUBACCOUNTS           advertisements may quote total return, including average
                      annual total return for one or more of the Subaccounts for various periods of time including 1 year, 5 years and 10 years, or from inception if any of those periods are not available.

                      Average annual total return for a period represents the average annual compounded rate of return that would equate an initial investment of $1,000 under a contract to the redemption value of that investment as of the last day of the period. The ending date for each period for which total return quotations are provided will be for the most recent practicable, considering the type and media of the communication, and will be stated in the communication.

                      For periods that began before the contract was available, performance data will be based on the performance of the underlying Portfolios, adjusted for the level of the Separate Account and contract charges currently in effect. Average annual total return will be calculated using Subaccount unit values and deductions for the annual contract charge and the surrender charge as described below:

                         1. We calculate the unit value for each Valuation
                            Period based on the performance of the Subaccount's underlying investment Portfolio (after deductions for Portfolio expenses, the administrative expense charge, and the mortality and expense risk charge).

                         2. The annual contract charge is $30 deducted at the
                            beginning of each contract year after the first. For purposes of calculating average annual total return, we assume that the annual contract charge is equivalent to 0.1% of Contract Value. This charge is waived if the Contract Value is more than $40,000 at the time the charge is due.

                         3. The surrender charge will be determined by assuming
                            a surrender of the contract at the end of the period. Average annual total return for periods of seven years or less will therefore reflect the deduction of a surrender charge.


                         4. Standardized total return considers the charges for
                            the Guaranteed Minimum Withdrawal Benefit Rider Option or, for contracts issued on or after the later of April 29, 2005 or the date on which state insurance authorities approve applicable contract modifications, the Guaranteed Income Rider Option (equal to an annual effective rate of 0.50% of the daily net assets in the Separate Account).


                         5. Standardized total return considers the charges for
                            the Earnings Protector and Greater of Annual
                            Step-Up and 5% Rollup Death Benefit Rider Option (equal to an annualized rate of 0.70% of your Contract Value deducted on your contract anniversary).

                         6. Standardized total return does not reflect the
                            deduction of any premium taxes.

                         7. Standardized total return will then be calculated
                            according to the following formula:

                            TR = (ERV/P)/1/N-/1

                      where:

TR  =   the average annual total return for the period
ERV =   the ending redeemable value (reflecting deductions as described above) of the hypothetical investment at the end of the period
P   =   a hypothetical single investment of $1,000
N   =   the duration of the period (in years)

                      The Portfolios have provided the price information used to calculate the historical performance of the Subaccounts. We have no reason to doubt the accuracy of the figures provided by the Portfolios. We have not independently verified such information.

OTHER PERFORMANCE     We may disclose cumulative total return in conjunction
DATA                  with the standardized format described above. The
                      cumulative total return will be calculated using the following formula:

                               CTR =   (ERV/P)-1

                      where:

CTR =   the cumulative total return for the period
ERV =   the ending redeemable value (reflecting deductions as described above) of the hypothetical investment at the end of the period
P   =   a hypothetical single investment of $1,000

                      Sales literature may also quote cumulative and/or average annual total return that does not reflect the surrender charge. This is calculated in exactly the same way as average annual total return, except that the ending redeemable value of the hypothetical investment is replaced with an ending value for the period that does not take into account any charges on withdrawn amounts. If such charges were included, the performance numbers would be lower.

                      Other non-standardized quotations of Subaccount performance may also be used in sales literature. Such quotations will be accompanied by a description of how they were calculated. We will accompany any non-standardized quotations of Subaccount performance with standardized performance quotations.

TAX MATTERS

TAXATION OF GE        We do not expect to incur any Federal income tax
LIFE AND ANNUITY      liability attributable to investment income or capital
ASSURANCE             gains retained as part of the reserves under the
COMPANY               contracts. (See the "Federal Tax Matters" section of the
                      prospectus.) Based upon these expectations, no charge is being made currently to the Separate Account for Federal income taxes. We will periodically review the question of a charge to the Separate Account for Federal income taxes related to the Separate Account. Such a charge may be made in future years if we believe that we may incur
                      Federal income taxes. This might become necessary if the tax treatment of the Company is ultimately determined to be other than what we currently believe it to be, if there are changes made in the Federal income tax treatment of annuities at the corporate level, or if there is a change in our tax status. In the event that we should incur Federal income taxes attributable to investment income or capital gains retained as part of the reserves under the contracts, the Contract Value would be correspondingly adjusted by any provision or charge for such taxes.

                      We may also incur state and local taxes (in addition to premium taxes). At present, these taxes, with the exception of premium taxes, are not significant. If there is a material change in applicable state or local tax laws causing an increase in taxes other than premium taxes (for which we currently impose a charge), charges for such taxes attributable to the Separate Account may be made.

IRS REQUIRED          In order to be treated as an annuity contract for Federal
DISTRIBUTIONS         income tax purposes, Section 72(s) of the Code requires
                      any Non-Qualified Contract to provide that:

                        (a) if any owner dies on or after the Annuity
                            Commencement Date but prior to the time the entire interest in the contract has been distributed, the remaining portion of such interest will be distributed at least as rapidly as under the method of distribution being used as of the date of that owner's death; and

                        (b) if any owner dies prior to the Annuity Commencement
                            Date, the entire interest in the contract will be distributed:

                        (1) within five years after the date of that owner's
                            death; or

                        (2) as income payments which will begin within one year
                            of that owner's death and which will be made over the life of the owner's "designated beneficiary" or over a period not extending beyond the life expectancy of that beneficiary.

                                The "designated beneficiary" generally is the person who will be treated as the sole owner of the contract following the death of the owner, joint owner or, in certain circumstances, the Annuitant or Joint Annuitant. However, if the "designated beneficiary" is the surviving spouse of the decedent, these distribution rules will not apply until the surviving spouse's death (and this spousal exception will not again be available). If any owner is not an individual, the death of the Annuitant or Joint Annuitant will be treated as the death of an owner for purposes of these rules.

                      The Non-Qualified Contracts contain provisions which are intended to comply with the requirements of Section 72(s) of the Code, although no regulations interpreting these requirements have yet been issued. We intend to review such provisions and modify them if necessary to assure that they comply with the requirements of Code Section 72(s) when clarified by regulation or otherwise.

                      Other rules may apply to Qualified Contracts.

GENERAL
PROVISIONS

USING THE             A Non-Qualified Contract can be assigned as collateral
CONTRACTS AS          security. We must be notified in writing if a contract is
COLLATERAL            assigned. Any payment made before the assignment is
                      recorded at our Home Office will not be affected. We are not responsible for the validity of an assignment. Your rights and the rights of a beneficiary may be affected by an assignment. The basic benefits of a Non-Qualified
                      Contract are assignable. Additional benefits added by rider may or may not be available/eligible for assignment.

                      A Qualified Contract may not be sold, assigned, transferred, discounted, pledged or otherwise transferred except under such conditions as may be allowed under applicable law.

THE BENEFICIARY       You may select one or more primary and contingent
                      beneficiaries during your lifetime upon application and by filing a written request with our Home Office. Each change of beneficiary revokes any previous designation.

NON-PARTICIPATING     The contract is non-participating. No dividends are
                      payable.

MISSTATEMENT OF       If the Annuitant's age or gender, if applicable, was
AGE OR GENDER         misstated on the contract data page, any contract
                      benefits or proceeds, or availability thereof, will be determined using the correct age and gender.

INCONTESTABILITY      We will not contest the contract.

STATEMENT OF          At least once each year, we will send you a statement of
VALUES                values within 30 days after each report date. The
                      statement will show Contract Value, purchase payments and other financial transactions made by you during the report period.

TRUST AS OWNER OR     If a trust is named as the owner or beneficiary of this
BENEFICIARY           contract and subsequently exercises ownership rights or
                      claims benefits hereunder, we will have no obligation to verify that a trust is in effect or that the trustee is acting within the scope of his/her authority. Payment of contract benefits to the trustee shall release us from all obligations under the contract to the extent of the payment. When we make a payment to the trustee, we will have no obligation to ensure that such payment is applied according to the terms of the trust agreement.

WRITTEN NOTICE        Any written notice should be sent to us at our Home
                      Office at 6610 West Broad Street, Richmond, Virginia
                      23230. The contract number and the Annuitant's full name must be included.

                      We will send all notices to the owner at the last known address on file with us.



LEGAL                 On July 6, 1983, the Supreme Court held in Arizona
DEVELOPMENTS          Governing Committee for Tax Deferred Annuity v. Norris,
REGARDING             463 U.S. 1073 (1983), that optional annuity benefits
EMPLOYMENT-           provided under an employee's deferred compensation plan
RELATED BENEFIT       could not, under Title VII of the Civil Rights Act of
PLANS                 1964, vary between men and women on the basis of gender.
                      The contract contains guaranteed annuity purchase rates for certain optional payment plans that distinguish between men and women. Accordingly, employers and employee organizations should consider, in consultation with legal counsel, the impact of Norris, and Title VII generally, on any employment-related insurance or benefit program for which a contract may be purchased.

REGULATION OF GE      Besides Federal securities laws and Virginia insurance
LIFE AND ANNUITY      law, we are subject to the insurance laws and regulations
ASSURANCE             of other states within which we are licensed to operate.
COMPANY               Generally, the Insurance Department of any other state
                      applies the laws of the state of domicile in determining permissible investments. Presently, we are licensed to do business in the District of Columbia and all states, except New York.


EXPERTS The consolidated financial statements of GE Life and Annuity Assurance Company and subsidiary (the Company) as of December 31, 2004 and 2003, and for each of the years in the three-year period ended December 31, 2004, and the financial statements of GE Life & Annuity Separate Account 4 as of December 31, 2004 and for each of the years or lesser periods in the two-year period ended December 31, 2004, have been included herein in reliance upon the reports of KPMG LLP, independent registered public accounting firm, appearing elsewhere herein, and upon the authority of said firm as experts in accounting and auditing.



                      The report of KPMG LLP dated            with respect to
                      the consolidated financial statements of GE Life and Annuity Assurance Company and subsidiary refers to a change in accounting for goodwill and other intangible assets in 2002 and for derivative instruments and hedging activities in 2001.



FINANCIAL             This Statement of Additional Information contains
STATEMENTS            consolidated financial statements for GE Life and Annuity
                      Assurance Company and Subsidiary (the Company), as of
                      December 31, 2004 and 2003 and for each of the years in the three-year period ended December 31, 2004 and the financial statements of GE Life & Annuity Separate
                      Account 4, as of December 31, 2004 and for each of the years or lesser periods in the two-year period then ended
                      December 31, 2004. The Consolidated Financial Statements of the Company included in the prospectus should be distinguished from the financial statements of GE Life &
                      Annuity Separate Account 4, and should be considered only as bearing on the ability of the Company to meet its obligations under the contract. Such Consolidated
                      Financial Statements of the Company should not be considered as bearing on the investment performance of the assets held in the Separate Account.



                      [TO BE INCLUDED BY AMENDMENT]

                     GE Life & Annuity Separate Account 4
                                Prospectus For
             Flexible Premium Variable Deferred Annuity Contracts
                                Form P1154 4/00

                                  Issued by:
                     GE Life and Annuity Assurance Company
                                 Home Office:
                            6610 West Broad Street
                           Richmond, Virginia 23230
                           Telephone: (800) 352-9910

--------------------------------------------------------------------------------

This prospectus describes flexible premium variable deferred annuity contracts (the "contracts") issued prior to May 1, 2003 or prior to the date on which state insurance authorities approve applicable contract modifications. The contract may be issued to individuals and qualified and nonqualified retirement plans. GE Life and Annuity Assurance Company (the "Company," "we," "us," or "our") issues the contract.

This prospectus gives details about the contract, GE Life & Annuity Separate Account 4 (the "Separate Account") and the Guarantee Account that you should know before investing. Please read this prospectus carefully before investing and keep it for future reference.

The contract offers you the accumulation of Contract Value and the payment of periodic annuity benefits. We may pay these benefits on a variable or fixed basis.

You may allocate your purchase payments to the Separate Account, the Guarantee Account, or both. Each Subaccount of the Separate Account invests in shares of Portfolios of the Funds listed below:

AIM Variable Insurance Funds:
 AIM V.I. Aggressive Growth Fund -- Series I shares
 AIM V.I. Basic Value Fund -- Series II shares
 AIM V.I. Blue Chip Fund -- Series I shares
 AIM V.I. Capital Appreciation Fund -- Series I shares
 AIM V.I. International Growth Fund -- Series II shares
 AIM V.I. Premier Equity Fund -- Series I shares

AllianceBernstein Variable Products Series Fund, Inc.:
 AllianceBernstein Growth and Income Portfolio --
   Class B
 AllianceBernstein International Value Portfolio --
   Class B
 AllianceBernstein Premier Growth Portfolio --
   Class B
 AllianceBernstein Technology Portfolio -- Class B

American Century Variable Portfolios, Inc.:
 VP Income & Growth Fund -- Class I
 VP International Fund -- Class I
 VP Ultra Fund -- Class I
 VP Value Fund -- Class I


Dreyfus:
 Dreyfus Investment Portfolios -- MidCap Stock
   Portfolio -- Initial Shares
 Dreyfus Variable Investment Fund -- Money Market
   Portfolio
 The Dreyfus Socially Responsible Growth Fund,
   Inc. -- Initial Shares**

Eaton Vance Variable Trust:
 VT Floating-Rate Income Fund
 VT Worldwide Health Sciences Fund

Evergreen Variable Annuity Trust:
 Evergreen VA Omega Fund -- Class 2

Federated Insurance Series:
 Federated High Income Bond Fund II* -- Service
   Shares
 Federated Kaufmann Fund II -- Service Shares

Fidelity Variable Insurance Products Fund:
  VIP Asset Manager Portfolio -- Service Class 2
  VIP Contrafund(R) Portfolio -- Service Class 2
  VIP Dynamic Capital Appreciation Portfolio -- Service Class 2
  VIP Equity-Income Portfolio -- Service Class 2
  VIP Growth Portfolio -- Service Class 2
  VIP Growth & Income Portfolio -- Service Class 2
  VIP Mid Cap Portfolio -- Service Class 2
  VIP Value Strategies Portfolio -- Service Class 2

Franklin Templeton Variable Insurance Products Trust:
  Franklin Large Cap Growth Securities Fund -- Class 2 Shares
  Mutual Shares Securities Fund -- Class 2 Shares
  Templeton Foreign Securities Fund -- Class 2 Shares
  Templeton Global Asset Allocation Fund -- Class 2 Shares

GE Investments Funds, Inc.:
  Income Fund

  Mid-Cap Equity Fund (formerly, Mid-Cap Value Equity Fund)

  Money Market Fund
  Premier Growth Equity Fund
  Real Estate Securities Fund
  S&P 500(R) Index Fund
  Small-Cap Value Equity Fund
  Total Return Fund
  U.S. Equity Fund
  Value Equity Fund

Greenwich Street Series Fund:

  Salomon Brothers Variable Aggressive Growth Fund -- Class II


Janus Aspen Series:
  Balanced Portfolio -- Service Shares
  Capital Appreciation Portfolio -- Service Shares



J.P. Morgan Series Trust II:
  Bond Portfolio

  International Equity Portfolio

  Mid Cap Value Portfolio
  Small Company Portfolio
  U.S. Large Cap Core Equity Portfolio

Merrill Lynch Variable Series Funds, Inc.:
  Merrill Lynch Basic Value V.I. Fund -- Class III Shares
  Merrill Lynch Large Cap Growth V.I. Fund -- Class III Shares

  Merrill Lynch Value Opportunities V.I. Fund --  Class III Shares (formerly,
   Merrill Lynch Small Cap Value V.I. Fund)


MFS(R) Variable Insurance Trust:
  MFS(R) Investors Growth Stock Series -- Service Class Shares
  MFS(R) Investors Trust Series -- Service Class Shares
  MFS(R) New Discovery Series -- Service Class Shares
  MFS(R) Strategic Income Series -- Service Class Shares
  MFS(R) Total Return Series -- Service Class Shares
  MFS(R) Utilities Series -- Service Class Shares

Nations Separate Account Trust:
  Nations Marsico Growth Portfolio
  Nations Marsico International Opportunities Portfolio

Oppenheimer Variable Account Funds:
  Oppenheimer Aggressive Growth Fund/VA --
    Service Shares
  Oppenheimer Balanced Fund/VA -- Service Shares
  Oppenheimer Capital Appreciation Fund/VA --
    Service Shares
  Oppenheimer Global Securities Fund/VA -- Service Shares
  Oppenheimer Main Street Fund/VA -- Service Shares
  Oppenheimer Main Street Small Cap Fund/VA --Service Shares

PIMCO Variable Insurance Trust:
  High Yield Portfolio* -- Administrative Class Shares
  Long-Term U.S. Government Portfolio -- Administrative Class Shares Total Return Portfolio -- Administrative Class Shares

The Prudential Series Fund, Inc.:
  Jennison Portfolio -- Class II
  Jennison 20/20 Focus Portfolio -- Class II

Rydex Variable Trust:
  OTC Fund

Salomon Brothers Variable Series Fund Inc:
  Salomon Brothers Variable All Cap Fund -- Class II

Scudder Variable Series II:
  Scudder Technology Growth Portfolio -- Class B Shares
  SVS Dreman High Return Equity Portfolio -- Class B Shares
  SVS Dreman Small Cap Value Portfolio -- Class B Shares

Van Kampen Life Investment Trust:
  Comstock Portfolio -- Class II Shares
  Emerging Growth Portfolio -- Class II Shares

The following Portfolios of the Funds are not available to contracts issued on or after May 1, 2003:

AIM Variable Insurance Funds:
  AIM V.I. Growth Fund -- Series I Shares

AllianceBernstein Variable Products Series Fund, Inc.:

  AllianceBernstein Small Cap Growth) Portfolio -- Class B


Janus Aspen Series:
  Global Life Sciences Portfolio -- Service Shares
  Global Technology Portfolio -- Service Shares
  Growth Portfolio -- Service Shares
  Mid Cap Growth Portfolio -- Service Shares
  Worldwide Growth Portfolio -- Service Shares

PIMCO Variable Insurance Trust:
  Foreign Bond Portfolio (U.S. Dollar Hedged) --
    Administrative Class Shares

  * These Portfolios may invest in lower quality debt securities commonly referred to as junk bonds.
 ** The Dreyfus Socially Responsible Growth Fund, Inc. -- Initial Shares will only be available to contracts purchased through particular financial institutions or brokerage firms effective May 1, 2003.

*** The Janus Aspen Series -- International Growth Portfolio -- Service Shares is not available to new purchase payments on or after November 15, 2004.


Not all of these Portfolios may be available in all states or in all markets.

The Securities and Exchange Commission ("SEC") has not approved or disapproved these securities or determined if this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

Your contract:

   . Is NOT a bank deposit

   . Is NOT FDIC insured

   . Is NOT insured or endorsed by a bank or any federal government agency

   . Is NOT available in every state

   . MAY go down in value

Except for amounts in the Guarantee Account, both the value of a contract before the Annuity Commencement Date and the amount of monthly income afterwards will depend upon the investment performance of the Portfolio(s) you select. You bear the investment risk of investing in the Portfolios.

This product has optional benefits, for an additional charge, available to contract owners. Not all benefits may be available in all states or in all markets. Should you not be able to obtain a certain feature explained in this prospectus through your current representative, please contact our Home Office at the telephone number or address listed below to inquire as to whether a particular optional benefit is available in your state and if so, for a list of firms that will permit such an optional benefit for sale. Please not that some optional benefits may have requirements that differ from or are in addition to the base contract.

These contracts are also offered to customers of various financial institutions and brokerage firms. No financial institution or brokerage firm is responsible for the guarantees under the contracts. Guarantees under the contracts are the sole responsibility of the Company.

In the future, additional portfolios managed by certain financial institutions or brokerage firms may be added to the Separate Account. These portfolios may be offered exclusively to purchasing customers of the particular financial institution or brokerage firm.


A Statement of Additional Information, dated April 29, 2005, which contains additional information about the contract has been filed with the SEC and is incorporated by reference into this prospectus. A table of contents for the Statement of Additional Information appears on the last page of this prospectus. If you would like a free copy, call us at:



                                (800) 352-9910;


                                or write us at:

                            6610 West Broad Street
                           Richmond, Virginia 23230

The Statement of Additional Information and other material incorporated by reference can be found on the SEC's website at:

                                  www.sec.gov

This prospectus does not constitute an offering in any jurisdiction in which such offering may not lawfully be made.


The date of this prospectus is April 29, 2005.

Table of Contents




                  Definitions.................................................

                  Fee Tables..................................................
                     Examples.................................................

                  Synopsis....................................................

                  Condensed Financial Information.............................

                  Investment Results..........................................

                  Financial Statements........................................

                  The Company.................................................

                  The Separate Account........................................
                     The Portfolios...........................................
                     Voting Rights............................................
                     Subaccounts..............................................
                     Changes to the Separate Account and the Subaccounts......

                  The Guarantee Account.......................................

                  Charges and Other Deductions................................
                     Transaction Expenses.....................................
                     Deductions From the Separate Account.....................
                     Other Charges............................................
                     Additional Information...................................

                  The Contract................................................
                     Purchase of the Contract.................................
                     Ownership................................................
                     Assignment...............................................
                     Purchase Payments........................................
                     Valuation Day and Valuation Period.......................
                     Allocation of Purchase Payments..........................
                     Valuation of Accumulation Units..........................

                  Transfers...................................................
                     Transfers Before the Annuity Commencement Date...........
                     Transfers From the Guarantee Account to the Subaccounts.. Transfers From the Subaccounts to the Guarantee Account..
                     Transfers Among the Subaccounts..........................
                     Telephone/Internet Transactions..........................
                     Confirmation of Transactions.............................
                     Special Note on Reliability..............................
                     Transfers by Third Parties...............................
                     Dollar Cost Averaging Program............................

                     Portfolio Rebalancing Program............................
                     Guarantee Account Interest Sweep Program.................

                  Surrenders and Partial Withdrawals..........................
                     Surrenders and Partial Withdrawals.......................
                     Restrictions on Distributions From Certain Contracts.....
                     Systematic Withdrawal Program............................
                     Annuity Cross Funding Program............................

                  The Death Benefit...........................................
                     Death Benefit at Death of Any Annuitant Before Annuity
                       Commencement Date......................................
                     Optional Death Benefit...................................
                     Optional Enhanced Death Benefit..........................
                     When We Calculate the Death Benefit......................
                     Death of an Owner or Joint Owner Before the Annuity
                       Commencement Date......................................
                     Death of Owner, Joint Owner, or Annuitant After Income
                       Payments Begin.........................................

                  Income Payments.............................................
                     Income Payments and the Annuity Commencement Date........
                     Optional Payment Plans...................................
                     Variable Income Payments.................................
                     Transfers After the Annuity Commencement Date............

                  Federal Tax Matters.........................................
                     Introduction.............................................
                     Taxation of Non-Qualified Contracts......................
                     Section 1035 Exchanges...................................
                     Qualified Retirement Plans...............................
                     Federal Income Tax Withholding...........................
                     State Income Tax Withholding.............................
                     Tax Status of the Company................................
                     Changes in the Law.......................................

                  Requesting Payments.........................................

                  Distribution of the Contracts...............................
                     Principal Underwriter....................................
                     Sales of the Contracts...................................

                  Additional Information......................................
                     Owner Questions..........................................
                     Return Privilege.........................................
                     State Regulation.........................................
                     Evidence of Death, Age, Gender or Survival...............

                     Records and Reports......................................
                     Other Information........................................
                     Legal Proceedings........................................

                  Appendix A -- Examples of the Available Death Benefits......
                     Basic Death Benefit......................................
                     Annual Step-Up Death Benefit Rider Option................
                     5% Rollup Death Benefit Rider Option.....................
                     Earnings Protector Death Benefit Rider Option............

                  Appendix B -- Condensed Financial Information...............

                  Table of Contents -- Statement of Additional Information

Definitions

                      The following terms are used throughout the prospectus:

                      Accumulation Unit -- An accounting unit of measure we use to calculate the value in the Separate Account before the income payments commence.

                      Annuitant/Joint Annuitant -- The person(s) named in the contract upon whose age and, where appropriate, gender, we determine monthly income benefits.

                      Annuity Commencement Date -- The date on which your income payments will commence, if any Annuitant is living on that date. The Annuity Commencement Date is stated in your contract, unless changed by you in writing in a form acceptable to us.

                      Annuity Unit -- An accounting unit of measure we use to calculate the amount of the second and each subsequent variable income payment.

                      Code -- The Internal Revenue Code of 1986, as amended.

                      Contract Date -- The date we issue your contract and your contract becomes effective. Your Contract Date is shown in your contract. We use the Contract Date to determine contract years and anniversaries.

                      Contract Value -- The total value of all your Accumulation Units in the Subaccounts and any amounts you hold in the Guarantee Account.

                      Fund -- Any open-end management investment company or any unit investment trust in which the Separate Account invests.

                      Funding Annuity -- This variable deferred annuity issued by GE Life and Annuity; this contract becomes a Funding Annuity when it is purchased on the same date as a Scheduled Purchase Payment Variable Deferred Annuity Contract issued by GE Life and Annuity Assurance Company. The assets of this Funding Annuity are withdrawn and immediately allocated to the Scheduled Purchase Payment Variable Deferred Annuity Contract.

                      General Account -- Assets of the Company other than those allocated to the Separate Account or any other separate account of the Company.

                      Guarantee Account -- Part of our General Account that provides a guaranteed interest rate for a specified interest rate guarantee period. The Guarantee Account is not part of and does not depend on the investment performance of the Separate Account.

                      Home Office -- Our office located at 6610 West Broad Street, Richmond, Virginia 23230.

                      Portfolio -- A division of a Fund, the assets of which are separate from other Portfolios that may be available in the Fund. Each Portfolio has its own investment objective. Not all Portfolios may be available in all states or markets.

                      Separate Account -- GE Life & Annuity Separate Account 4, a separate investment account we established to receive Subaccount allocations. The Separate Account is divided into Subaccounts, each of which invests in shares of a separate Portfolio.

                      Subaccount -- A division of the Separate Account which invests exclusively in shares of a designated Portfolio. Not all Subaccounts may be available in all states or markets. A Subaccount may be referred to as an Investment Subdivision in your contract and/or marketing materials.

                      Surrender Value -- The value of your contract as of the date we receive your written request to surrender at our Home Office, less any applicable premium tax, annual contract charge, any optional benefit charge and any surrender charge.

                      Valuation Day -- Each day on which the New York Stock Exchange is open for regular trading, except for days that the Subaccount's corresponding Portfolio does not value its shares.

                      Valuation Period -- The period that starts at the close of regular trading on the New York Stock Exchange on any Valuation Day and ends at the close of regular trading on the next succeeding Valuation Day.

Fee Tables

                      The following tables describe fees and expenses that you will pay when buying, owning or partially withdrawing assets or fully surrendering the contract. The first table describes the fees and expenses that you will pay when you buy the contract, take a partial withdrawal, fully surrender your contract, or transfer assets among the investment options. State premium taxes may also be deducted.

Contract Owner Transaction Expenses
----------------------------------------------------------------------------------------
Surrender Charge (as a percentage of purchase Number of Full and  Surrender Charge as payments partially withdrawn or surrendered) Partially Completed a Percentage of the
                                              Years Since We      Purchase Payment
                                              Received the        Partially Withdrawn or
                                              Purchase Payment    Surrendered/1,2/
                                              ------------------------------------------
                                                       1                    6%
                                                       2                    6%
                                                       3                    6%
                                                       4                    6%
                                                       5                    5%
                                                       6                    4%
                                                       7                    0%
----------------------------------------------------------------------------------------
  Transfer Charge                                             $10.00/3/
----------------------------------------------------------------------------------------

                    /1/ A surrender charge is not assessed on any amounts
                        representing gain. In addition, you may withdraw the greater of 10% of your total purchase payments or any amount withdrawn to meet minimum distribution requirements under the Code each contract year without incurring a surrender charge; the free withdrawal amount is not cumulative from contract year to contract year. The surrender charge will be taken from the amount withdrawn unless otherwise requested.

                    /2/ Any partial withdrawals that are immediately allocated to a Scheduled Purchase Payment Variable Deferred Annuity through an approved Annuity Cross Funding Program are not subject to a surrender charge.

                    /3/ We reserve the right to assess a transfer charge for
                        each transfer among the Subaccounts.

                      The next table describes the fees and expenses that you will pay periodically during the time you own the contract, not including Portfolio fees and expenses.

Periodic Charges Other Than Portfolio Expenses
--------------------------------------------------------------------------------------------------
Annual Contract Charge                                                                  $30.00/1/
--------------------------------------------------------------------------------------------------
Separate Account Annual Expenses
 (as a percentage of your average daily net assets in the Separate Account)
--------------------------------------------------------------------------------------------------
                                                     Annuitant (Joint        Either Annuitant Over
                                                     Annuitant, if any) Age  Age 70 at Issue
                                                     70 or Younger at
                                                     Issue
                                                     ---------------------------------------------
  Mortality and Expense Risk Charge                          1.35%                   1.55%
--------------------------------------------------------------------------------------------------
  Administrative Expense Charge                                                             0.15%
--------------------------------------------------------------------------------------------------
Optional Benefits
 (as a percentage of your Contract Value at the time the charge is taken)/2/
--------------------------------------------------------------------------------------------------
  Optional Death Benefit Rider                                                           0.25%/3/
--------------------------------------------------------------------------------------------------
  Optional Enhanced Death Benefit Rider                                                  0.35%/4/
--------------------------------------------------------------------------------------------------
                                                     Annuitant (Joint        Either Annuitant Over
                                                     Annuitant, if any) Age  Age 70 at Issue
                                                     70 or Younger at
                                                     Issue
                                                     ---------------------------------------------
Maximum Total Separate Account Annual Expenses/5/            2.10%                   2.30%
--------------------------------------------------------------------------------------------------

                    /1/ This charge is taken on each contract anniversary and
                        at the time the contract is surrendered. We will not assess this charge if your Contract Value is more than $40,000 at the time the charge is assessed.

                    /2/ All charges for the optional benefits are taken in
                        arrears on each contract anniversary and at the time the contract is surrendered.

                    /3/ The charge is based on the Contract Value at the time
                        the charge is assessed.

                    /4/ The charge is based on your prior contract year's
                        average Contract Value. Currently we deduct 0.20% of your prior contract year's average Contract Value.

                    /5/ The Maximum Total Separate Account Annual Expenses
                        assume that the owner elects the Optional Death Benefit Rider and the Optional Enhanced Death Benefit Rider. If only one optional rider is elected, or if no options are elected, the total Separate Account annual expenses would be lower.

                      The next item shows the minimum and maximum total annual operating expenses charged by the Portfolios that you may pay periodically during the time that you own the contract. These are expenses that are deducted from Portfolio assets, which may include management fees, distribution and/or service (12b-1) fees, and other expenses. More detail concerning each Portfolio's fees and expenses appears in the prospectus for each Portfolio.



                       Annual Portfolio Expenses/1/              Minimum Maximum
                       ---------------------------------------------------------
                       Total Annual Portfolio Operating Expenses
                        (before fee waivers or reimbursements)       %       %
                       ---------------------------------------------------------


                    /1/ Expenses are shown as a percentage of Portfolio average daily net assets as of December 31, 2004. The range of expenses above does not show the effect of any fee waiver or expense reimbursement arrangements. The advisers and/or other service providers of certain Portfolios have agreed to waive their fees and/or reimburse the Portfolios' expenses in order to keep the Portfolios' expenses below specified limits. In some cases, these expense limitations are contractual. In other cases, these expense limitations are voluntary and may be terminated at any time. The minimum and maximum Total Annual Portfolio Operating Expenses for all the Portfolios after all fee waivers and expense
                        reimbursements are   % and   %, respectively. Please
                        see the prospectus for each Portfolio for information regarding the expenses for each Portfolio, including fee reduction and/or expense reimbursement arrangements, if applicable.



                      [Audited Portfolio expenses as of December 31, 2004 will be added pursuant to a subsequent post-effective amendment to the registration statement.]


EXAMPLES These Examples are intended to help you compare the costs of investing in the contract with the cost of investing in other variable annuity contracts. These costs include contract owner transaction expenses, contract and optional rider charges, Separate Account annual expenses and Portfolio fees and expenses.

                      The Examples show the dollar amount of expenses you would bear directly or indirectly if you:

                         . invested $10,000 in the contract for the time
                           periods indicated;

                         . earned a 5% annual return on your investment;

                         . elected the Optional Enhanced Death Benefit Rider
                           and the Optional Death Benefit Rider; and

                         . surrendered your contract at the end of the stated
                           period.

                      Each Example assumes that the maximum fees and expenses of any of the Portfolios are charged. Your actual expenses may be higher or lower than those shown below. The Example does not include any taxes or tax penalties that may be assessed upon surrender of the contract.

                                                 1 Year 3 Years 5 Years 10 Years
                                                 ------ ------- ------- --------
                     Costs Based on Maximum
                       Annual Portfolio Expenses   $       $       $       $


                      The next Example uses the same assumptions as the prior Example, except that it assumes you decide to annuitize your contract or that you decide not to surrender your contract at the end of the stated time period.


                                                 1 Year 3 Years 5 Years 10 Years
                                                 ------ ------- ------- --------
                     Costs Based on Maximum
                       Annual Portfolio Expenses   $       $       $       $


                      Please remember that you are looking at Examples and not a representation of past or future expenses. Your rate of return may be higher or lower than 5%, which is not guaranteed. The Examples do not assume that any Portfolio expense waivers or fee reimbursement arrangements are in effect for the periods presented. The above Examples assume:

                         . Separate Account Annual Expenses of 1.70% (deducted
                           daily at an effective annual rate of the assets in the Separate Account);

                         . an annual contract charge of $30 (assumed to be
                           equivalent to 0.1% of the Contract Value);

                         . a maximum charge of 0.35% for the Optional Enhanced
                           Death Benefit Rider (an annual rate as a percentage of the prior contract year's Contract Value); and

                         . a charge of 0.25% for the Optional Death Benefit
                           Rider (an annual rate as a percentage of the Contract Value).

                      If one or all of the available rider options are not elected, the expense figures shown above would be lower.

Synopsis

                      What type of contract am I buying? The contract is an individual flexible premium variable deferred annuity contract. We may issue it as a contract qualified ("Qualified Contract") under the Code, or as a contract that is not qualified under the Code ("Non-Qualified Contract"). This prospectus only provides disclosure about the contract. Certain features described in this prospectus may vary from your contract. See "The Contract" provision in this prospectus.

                      How does the contract work? Once we approve your application, we will issue a contract to you. During the accumulation period you can use your purchase payments to buy Accumulation Units in the Separate Account or interests in the Guarantee Account. Should you decide to receive income payments (annuitize the contract or a portion thereof), we will convert all or a portion of the contract being annuitized from Accumulation Units to Annuity Units. You can choose fixed or variable income payments. If you choose variable income payments, we will base each periodic income payment upon the number of Annuity Units to which you became entitled at the time you decided to annuitize and on the value of each unit on that Valuation Day. See "The Contract" provision in this prospectus.

                      What is the Separate Account? The Separate Account is a segregated asset account established under Virginia insurance law, and registered with the SEC as a unit investment trust. We allocate the assets of the Separate Account to one or more Subaccounts in accordance with your instructions. We do not charge the assets in the Separate Account with liabilities arising out of any other business we may conduct. Amounts you allocate to the Separate Account will reflect the investment performance of the Portfolios you select. You bear the risk of investment gain or loss with respect to amounts allocated to the Separate Account. See "The Separate Account" provision in this prospectus.

                      What are my variable investment choices? Through its Subaccounts, the Separate Account uses your purchase payments to purchase shares, at your direction, in one or more of the Portfolios. In turn, each Portfolio holds securities consistent with its own particular investment objective. See "The Separate Account" provision in this prospectus.

                      What is the Guarantee Account? We offer fixed investment choices through our Guarantee Account. The Guarantee Account is part of our General Account and pays interest at declared rates we guarantee for selected periods of time. We also guarantee the principal, after any deductions of applicable contract charges. Since the Guarantee Account is part of the General Account, we assume the risk of investment gain or loss on amounts allocated to it.

                      The Guarantee Account is not part of and does not depend on the investment performance of the Separate Account. You may transfer assets between the Guarantee Account and the Separate Account subject to certain restrictions. The Guarantee Account may not be available in all states or all markets. See the "Transfers" and "The Guarantee Account" provisions in this prospectus.

                      What charges are associated with this contract? Should you take a partial withdrawal or totally surrender your contract before your purchase payments have been in your contract for seven years, we will assess a surrender charge ranging from 0% to 6%, depending upon how many full years those payments have been in the contract. We do not assess a surrender charge on any amounts withdrawn that represent gain. You may also partially withdraw up to the greater of 10% of purchase payments or any amount withdrawn to meet minimum distribution requirements under the Code each contract year without being assessed a surrender charge. We will deduct amounts surrendered first from any gain in the contract and then from purchase payments made. We may also waive the surrender charge in certain circumstances. See the "Surrender Charge" provision in this prospectus.

                      We assess annual charges in the aggregate at an effective annual rate of 1.50% (1.70% for contracts where either Annuitant is older than age 70 at the time the contract is issued) against the daily net asset value of the Separate Account. These charges consist of an administrative expense charge of 0.15% and a mortality and expense risk charge of 1.35% (1.55% where either Annuitant is older than age 70 at the time the contract is issued). There is also a $30 annual contract charge which we waive if the Contract Value is more than $40,000 at the time the charge is assessed. We also charge for the optional riders. For a complete discussion of the charges associated with the contract, see the "Charges and Other Deductions" provision in this prospectus.

                      If your state assesses a premium tax with respect to your contract, then at the time we incur the tax (or at such other time as we may choose), we will deduct those amounts from purchase payments or the Contract Value, as applicable. See the "Charges and Other Deductions" and the "Deductions for Premium Taxes" provisions in this prospectus.

                      There are also expenses associated with the Portfolios. These include management fees and other expenses associated with the daily operation of each Portfolio as well as 12b-1 fees, or service share fees, if applicable. See the "Fee Tables" section in this prospectus. These expenses are more fully described in the prospectus for each Portfolio.

                      We pay compensation to broker-dealers who sell the contracts. For a discussion of this compensation, see the "Distribution of the Contracts" provision in this prospectus.

                      We also offer other variable annuity contracts through the Separate Account which also invest in the same Portfolios (or many of the same) of the Funds offered under the contract. These contracts have different charges that could affect the value of the Subaccounts and may offer different benefits more suitable to your needs. To obtain more information about these contracts, including a prospectus, contact your registered representative or call (800) 352-9910.

                      How much must I pay and how often? Subject to certain minimum and maximum payments, the amount and frequency of purchase payments are flexible. See "The
                      Contract -- Purchase Payments" provision in this prospectus.

                      How will my income payments be calculated? We will pay you a monthly income beginning on the Annuity Commencement Date provided any Annuitant is still living on that date. You may also decide to take income payments under one of the optional payment plans. We will base your initial payment on the Contract Value and other factors. See the "Income Payments" provision in this prospectus.

                      What happens if I die before the Annuity Commencement Date? Before the Annuity Commencement Date, if an owner, joint owner or Annuitant dies while the contract is in force, we will treat the designated beneficiary as the sole owner of the contract, subject to certain distribution rules. We may pay a death benefit to the designated beneficiary. See "The Death Benefit" provision in this prospectus.


                      May I transfer assets among Subaccounts and to and from the Guarantee Account? Yes, however there are limitations imposed by your contract on both the number of transfers that may be made per calendar year, as well as limitations on allocations. The minimum transfer amount is currently $100 or the entire balance in the Subaccount if the transfer will leave a balance of less than $100. Transfers among the Subaccounts, as well as to and from the Guarantee Account may be subject to certain restrictions. See the "Transfers," "Income
                      Payments -- Transfers After the Annuity Commencement Date" and "The Guarantee Account" provisions in this prospectus.


                      May I surrender the contract or take partial withdrawals? Yes, subject to contract requirements and restrictions imposed under certain retirement plans.

                      If you surrender the contract or take a partial withdrawal, we may assess a surrender charge as discussed above. In addition, you may be subject to income tax and, if you are younger than age 59 1/2 at the time of the surrender or partial withdrawal, a 10% penalty tax. A surrender or a partial withdrawal may also be subject to tax withholding. See the "Federal Tax Matters" provision in this prospectus. A partial withdrawal may reduce the death benefit by the proportion that the partial withdrawal (including any applicable surrender charge and premium tax) reduces your Contract Value. See "The Death Benefit" provision for more information.

                      Do I get a free look at this contract? Yes, you have the right to return the contract to us at our Home Office at the address listed on page 1 of this prospectus, and have us cancel the contract within a certain number of days (usually 10 days from the date you receive the contract, but some states require different periods).

                      If you exercise this right, we will cancel the contract as of the Valuation Day we receive your request and send you a refund equal to your Contract Value plus any charges we have deducted from purchase payments prior to their allocation to the Separate Account (and excluding any charges the Portfolios may have deducted) on or before the Valuation Day we received the returned contract. Or, if required by the law of your state, we will refund your purchase payments (less any withdrawals previously taken). See the "Return Privilege" provision in this prospectus for more information.

                      When are my allocations effective when purchasing this contract? Within two business days after we have received all of the information necessary to process your purchase order, we will allocate your initial purchase payment directly to the Guarantee Account and/or the Subaccounts that correspond to the Portfolios you choose. See the "The Contract -- Allocation of Purchase Payments" provision in this prospectus.

Condensed Financial Information

                      The value of an Accumulation Unit is determined on the basis of changes in the per share value of the Portfolios and the assessment of Separate Account charges which may vary from contract to contract. Please refer to the Statement of Additional Information for more information on the calculation of Accumulation Unit values.


                      Please see Appendix B for this information.


Investment Results

                      At times, the Separate Account may compare its investment results to various unmanaged indices or other variable annuities in reports to beneficial shareholders, sales literature, and advertisements. We will calculate the results on a total return basis for various periods, with annual contract charges and with or without surrender charges. Results calculated without surrender charges will be higher.

                      Total returns assume an initial investment of $1,000 and includes the reinvestment of all distributions of the Portfolios, the Portfolios' charges and expenses (including any 12b-1 or service share fees), and the charges associated with the contract, including the mortality and expense risk charge, the administrative expense charge, the annual contract charge, and the charge for the Optional Enhanced Death Benefit Rider and the Optional Death Benefit Rider. Premium taxes are not reflected in any of the calculations, but may apply. See the Statement of Additional Information for more information.

Financial Statements


                      The consolidated financial statements for the Company and its subsidiary and the financial statements of the Separate Account are located in the Statement of Additional Information. If you would like a free copy of the Statement of Additional Information, call (800) 352-9910 or write to our Home Office at the address listed on page 1 of this prospectus. In addition, the Statement of Additional Information is available on the SEC's website at http://www.sec.gov.

The Company


                      We are a stock life insurance company operating under a charter granted by the Commonwealth of Virginia on March 21, 1871. We principally offer life insurance policies and annuity contracts. We do business in 49 states and the District of Columbia. Our principal offices are at 6610 West Broad Street, Richmond, Virginia 23230. We are obligated to pay all amounts promised under the contract.

                      Capital Brokerage Corporation serves as principal underwriter for the contracts and is a broker/dealer registered with the SEC. GNA Corporation directly owns the stock of Capital Brokerage Corporation. GNA Corporation, Capital Brokerage Corporation, GE Financial Assurance Holdings, Inc. and GE Investments Funds, Inc. are affiliates of the Company.

                      We are a charter member of the Insurance Marketplace Standards Association ("IMSA"). We may use the IMSA membership logo and language in our advertisements, as outlined in IMSA's Marketing and Graphics Guidelines. Companies that belong to IMSA subscribe to a set of ethical standards covering the various aspects of sales and service for individually sold life insurance and annuities.

The Separate Account

                      We established the Separate Account as a separate investment account on August 19, 1987. The Separate Account may invest in mutual funds, unit investment trusts, managed separate accounts, and other portfolios. We use the Separate Account to support the contract as well as for other purposes permitted by law.

                      Currently, there are multiple Subaccounts of the Separate Account available under the contract. Each Subaccount invests exclusively in shares representing an interest in a separate corresponding Portfolio of the Funds.

                      The assets of the Separate Account belong to us. Nonetheless, we do not charge the assets in the Separate Account attributable to the contracts with liabilities arising out of any other business which we may conduct. The assets of the Separate Account will, however, be available to cover the liabilities of our General Account to the extent that the assets of the Separate Account exceed its liabilities arising under the contracts supported by it. Income and both realized and unrealized gains or losses from the assets of the Separate Account are credited to or charged against the Separate Account without regard to the income, gains, or losses arising out of any other business we may conduct.

                      We registered the Separate Account with the SEC as a unit investment trust under the Investment Company Act of 1940 ("1940 Act"). The Separate Account meets the definition of a separate account under the Federal securities laws. Registration with the SEC does not involve supervision of the management or investment practices or policies of the Separate Account by the SEC. You assume the full investment risk for all amounts you allocate to the Separate Account.


THE PORTFOLIOS        There is a separate Subaccount which corresponds to each
                      Portfolio of a Fund offered in this contract. You select the Subaccounts to which you allocate purchase payments.
                      You may currently change your allocation without penalty or charges.


                      Each Fund is registered with the SEC as an open-end management investment company under the 1940 Act. The assets of each Portfolio are separate from other portfolios of a Fund and each Portfolio has separate investment objectives and policies. As a result, each Portfolio operates as a separate Portfolio and the investment performance of one Portfolio has no effect on the investment performance of any other Portfolio.

                      Before choosing a Subaccount to allocate your purchase payments and assets, carefully read the prospectus for each Portfolio, along with this prospectus. We summarize the investment objectives of each Portfolio below. There is no assurance that any Portfolio will meet its objective. We do not guarantee any minimum value for the amounts allocated to the Separate Account. You bear the investment risk of investing in the Subaccounts.

                      The investment objectives and policies of certain Portfolios are similar to the investment objectives and policies of other portfolios that may be managed by the same investment adviser or manager. The investment results of the Portfolios, however, may be higher or lower than the results of such other portfolios. There can be no assurance, and no representation is made, that the investment results of any of the Portfolios will be comparable to the investment results of any other portfolio, even if the other portfolio has the same investment adviser or manager, or if the other portfolio has a similar name.

VOTING RIGHTS         As required by law, we will vote the shares of the
                      Portfolios held in the Separate Account at special shareholder meetings based on instructions from you.
                      However, if the law changes and we are permitted to vote in our own right, we may elect to do so.

                      Whenever a Fund calls a shareholder meeting, owners with voting interests in a Portfolio will be notified of issues requiring the shareholders' vote as soon as possible before the shareholder meeting. Each person having a voting interest in the Portfolio will receive proxy voting materials, reports, other materials, and a form with which to give us voting instructions.

                      We will determine the number of votes which you have the right to cast by applying your percentage interest in a Subaccount to the total number of votes attributable to the Subaccount. In determining the number of votes, we will recognize fractional shares.

                      We will vote Portfolio shares for which no instructions are received (or instructions are not received timely) in the same proportion to those that are received. We will apply voting instructions to abstain on any item to be voted on a pro-rata basis to reduce the number of votes eligible to be cast.

SUBACCOUNTS           You may allocate purchase payments in up to 10
                      Subaccounts of the Portfolios listed below in addition to the Guarantee Account at any one time.


                                                                                                  Adviser (and Sub-Adviser(s),
                        Subaccount Investing In                      Investment Objective                as applicable)
                        ------------------------------------------------------------------------------------------------------
AIM VARIABLE            AIM V.I. Aggressive Growth            Seeks long-term growth of capital.  A I M Advisors, Inc.
INSURANCE FUNDS         Fund -- Series I shares
                        ------------------------------------------------------------------------------------------------------
                        AIM V.I. Basic Value Fund --          Seeks long-term growth of capital.  A I M Advisors, Inc.
                        Series II shares
                        ------------------------------------------------------------------------------------------------------
                        AIM V.I. Blue Chip Fund --            Seeks long-term growth of capital.  A I M Advisors, Inc.
                        Series I shares                       Current income is a secondary
                                                              objective.
                        ------------------------------------------------------------------------------------------------------
                        AIM V.I. Capital Appreciation         Seeks growth of capital.            A I M Advisors, Inc.
                        Fund -- Series I shares
                        ------------------------------------------------------------------------------------------------------
                        AIM V.I. Growth Fund --               Seeks growth of capital.            A I M Advisors, Inc.
                        Series I shares
                        ------------------------------------------------------------------------------------------------------
                        AIM V.I. International Growth Fund -- Seeks to provide long-term growth   A I M Advisors, Inc.
                        Series II shares                      of capital.
                        ------------------------------------------------------------------------------------------------------
                        AIM V.I. Premier Equity Fund --       Seeks to achieve long-term growth   A I M Advisors, Inc.
                        Series I shares                       of capital. Income is a secondary
                                                              objective.
                        ------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN       AllianceBernstein Growth and          Seeks reasonable current income     Alliance Capital Management,
VARIABLE PRODUCTS       Income Portfolio -- Class B           and reasonable opportunity for      L.P.
SERIES FUND, INC.                                             appreciation through investments
                                                              primarily in dividend- paying
                                                              common stocks of good quality.
                        ------------------------------------------------------------------------------------------------------
                        AllianceBernstein International Value Seeks long-term growth of capital.  Alliance Capital Management,
                        Portfolio -- Class B                                                      L.P.
                        ------------------------------------------------------------------------------------------------------
                        AllianceBernstein Premier             Seeks growth of capital by pursuing Alliance Capital Management,
                        Growth Portfolio -- Class B           aggressive investment policies.     L.P.
                        ------------------------------------------------------------------------------------------------------
                        AllianceBernstein Small Cap           Seeks growth of capital by pursuing Alliance Capital Management,
                        Growth Portfolio -- Class B           aggressive investment policies.     L.P.
                                                              Current income is incidental to the
                                                              portfolio's objective.
                        ------------------------------------------------------------------------------------------------------
                        AllianceBernstein Technology          Seeks growth of capital. Current    Alliance Capital Management,
                        Portfolio -- Class B                  income is incidental to the         L.P.
                                                              portfolio's objective.
                        ------------------------------------------------------------------------------------------------------
AMERICAN CENTURY        VP Income & Growth Fund --            Seeks capital growth. Income is a   American Century Investment
VARIABLE PRODUCTS, INC. Class I                               secondary objective.                Management, Inc.
                        ------------------------------------------------------------------------------------------------------
                        VP International Fund -- Class I      Seeks capital growth.               American Century Investment
                                                                                                  Management, Inc.
                        ------------------------------------------------------------------------------------------------------
                        VP Ultra Fund -- Class I              Seeks long-term capital growth.     American Century Investment
                                                                                                  Management, Inc.
                        ------------------------------------------------------------------------------------------------------
                        VP Value Fund -- Class I              Seeks long-term capital growth.     American Century Investment
                                                              Income is a secondary objective.    Management, Inc.
                        ------------------------------------------------------------------------------------------------------

                                                                                              Adviser (and Sub-Adviser(s),
                     Subaccount Investing In                   Investment Objective                  as applicable)
                     -------------------------------------------------------------------------------------------------------
DREYFUS              Dreyfus Investment Portfolios --  Seeks investment returns that are    The Dreyfus Corporation
                     MidCap Stock Portfolio -- Initial greater than the total return
                     Shares                            performance of publicly traded
                                                       common stocks of medium-sized
                                                       domestic companies in the aggregate
                                                       as represented by the Standard &
                                                       Poor's 400 MidCap Index.
                     -------------------------------------------------------------------------------------------------------
                     Dreyfus Variable Investment       Seeks as high a level of current     The Dreyfus Corporation
                     Fund -- Money Market Portfolio    income as is consistent with the
                                                       preservation of capital./1/
                     -------------------------------------------------------------------------------------------------------
                     The Dreyfus Socially Responsible  Seeks to provide capital growth.     The Dreyfus Corporation
                     Growth Fund, Inc. -- Initial      Current income is a secondary        (subadvised by, NCM
                     Shares                            objective.                           Management Group, Inc.)
                     -------------------------------------------------------------------------------------------------------
EATON VANCE VARIABLE VT Floating-Rate Income Fund      Seeks high current income.           Eaton Vance Management
TRUST
                     -------------------------------------------------------------------------------------------------------
                     VT Worldwide Health Sciences Fund Seeks long-term capital growth by    OrbiMed Advisors LLC
                                                       investing in a worldwide and
                                                       diversified portfolio of health
                                                       science companies.
                     -------------------------------------------------------------------------------------------------------
EVERGREEN VARIABLE   Evergreen VA Omega Fund --        Seeks long-term capital growth.      Evergreen Investment
ANNUITY TRUST        Class 2                                                                Management Company, LLC
                     -------------------------------------------------------------------------------------------------------
FEDERATED INSURANCE  Federated High Income Bond        Seeks high current income by         Federated Investment
SERIES               Fund II -- Service Class          investing in lower-rated corporate   Management Company
                                                       debt obligations, commonly referred
                                                       to as "junk bonds."
                     -------------------------------------------------------------------------------------------------------
                     Federated Kaufmann Fund II --     Seeks capital appreciation.          Federated Equity Management
                     Service Shares                                                         Company of Pennsylvania
                                                                                            (subadvised by Federated
                                                                                            Global Investment
                                                                                            Management Corp.)
                     -------------------------------------------------------------------------------------------------------
FIDELITY VARIABLE    VIP Asset Manager Portfolio --    Seeks to obtain high total return    Fidelity Management &
INSURANCE PRODUCTS   Service Class 2                   with reduced risk over the long-term Research Company (subadvised
FUND                                                   by allocating its assets among       by Fidelity Management &
                                                       stocks, bonds, and short-term        Research (U.K.) Inc. (FMR U.K.),
                                                       instruments.                         Fidelity Management &
                                                                                            Research (Far East) Inc. (FMR
                                                                                            Far East) and Fidelity
                                                                                            Investments Japan Limited
                                                                                            (FIJ); Fidelity Investments
                                                                                            Money Management Inc.
                                                                                            (FIMM), FMR Co., Inc. (FMRC))
                     -------------------------------------------------------------------------------------------------------

                    /1/ An investment in the portfolio is not insured or
                        guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the portfolio seeks to preserve the value of your investment at $1.00 per share it is possible to lose money by investing in this portfolio.

                                                                                Adviser (and Sub-Adviser(s),
  Subaccount Investing In                        Investment Objective                  as applicable)
  ------------------------------------------------------------------------------------------------------------
  VIP Contrafund(R) Portfolio -- Service Seeks long-term capital              Fidelity Management &
  Class 2                                appreciation.                        Research Company (subadvised
                                                                              by Fidelity Management &
                                                                              Research (U.K.) Inc. (FMR U.K.),
                                                                              Fidelity Management &
                                                                              Research (Far East) Inc. (FMR
                                                                              Far East) and Fidelity
                                                                              Investments Japan Limited
                                                                              (FIJ), FMR Co., Inc. (FMRC))
  ------------------------------------------------------------------------------------------------------------
  VIP Dynamic Capital Appreciation       Seeks capital appreciation.          Fidelity Management &
  Portfolio -- Service Class 2                                                Research Company (subadvised
                                                                              by Fidelity Management &
                                                                              Research (U.K.) Inc. (FMR U.K.),
                                                                              Fidelity Management &
                                                                              Research (Far East) Inc. (FMR
                                                                              Far East) and Fidelity
                                                                              Investments Japan Limited
                                                                              (FIJ), FMR Co., Inc. (FMRC))
  ------------------------------------------------------------------------------------------------------------
  VIP Equity-Income Portfolio -- Service Seeks reasonable income. The         Fidelity Management &
  Class 2                                Portfolio will also consider the     Research Company
                                         potential for capital appreciation.  (subadvised by FMR Co., Inc.
                                         The portfolio's goal is to achieve a (FMRC))
                                         yield which exceeds the composite
                                         yield on the securities comprising
                                         the Standard & Poor's 500/SM/ Index
                                         (S&P 500(R)).
  ------------------------------------------------------------------------------------------------------------
  VIP Growth Portfolio -- Service        Seeks to achieve capital             Fidelity Management &
  Class 2                                appreciation.                        Research Company
                                                                              (subadvised by FMR Co., Inc.
                                                                              (FMRC))
  ------------------------------------------------------------------------------------------------------------
  VIP Growth & Income Portfolio --       Seeks high total return through a    Fidelity Management &
  Service Class 2                        combination of current income and    Research Company (subadvised
                                         capital appreciation.                by Fidelity Management &
                                                                              Research (U.K.) Inc. (FMR U.K.),
                                                                              Fidelity Management &
                                                                              Research (Far East) Inc. (FMR
                                                                              Far East) and Fidelity
                                                                              Investments Japan Limited
                                                                              (FIJ), FMR Co., Inc. (FMRC))
  ------------------------------------------------------------------------------------------------------------
  VIP Mid Cap Portfolio --               Seeks long-term growth of capital.   Fidelity Management &
  Service Class 2                                                             Research Company
                                                                              (subadvised by Fidelity
                                                                              Management & Research
                                                                              (U.K.), Inc. (FMR U.K.) and
                                                                              Fidelity Management &
                                                                              Research Far East Inc. (FMR
                                                                              Far East))
  ------------------------------------------------------------------------------------------------------------
  VIP Value Strategies Portfolio --      Seeks capital appreciation.          Fidelity Management &
  Service Class 2                                                             Research Company (subadvised
                                                                              by FMR Co., Inc. (FMRC))
  ------------------------------------------------------------------------------------------------------------

                                                                                               Adviser (and Sub-Adviser(s),
                   Subaccount Investing In                       Investment Objective                 as applicable)
                   ---------------------------------------------------------------------------------------------------------
FRANKLIN TEMPLETON Franklin Large Cap Growth            Seeks capital appreciation.            Franklin Advisers, Inc.
VARIABLE INSURANCE Securities Fund -- Class 2 Shares
PRODUCTS TRUST
                   ---------------------------------------------------------------------------------------------------------
                   Mutual Shares Securities Fund --     Seeks capital appreciation. Income     Franklin Mutual Advisors, LLC
                   Class 2 Shares                       is a secondary goal.
                   ---------------------------------------------------------------------------------------------------------
                   Templeton Foreign Securities Fund -- Seeks long-term capital growth.        Templeton Investment
                   Class 2 Shares                                                              Counsel, LLC (subadvised
                                                                                               by Franklin Advisers, Inc.)
                   ---------------------------------------------------------------------------------------------------------
                   Templeton Global Asset Allocation    Seeks high total return.               Templeton Investment
                   Fund -- Class 2 Shares                                                      Counsel, LLC (subadvised
                                                                                               by Franklin Advisers, Inc.)
                   ---------------------------------------------------------------------------------------------------------
GE INVESTMENTS     Income Fund                          Seeks maximum income consistent        GE Asset Management
FUNDS, INC.                                             with prudent investment                Incorporated
                                                        management and the preservation
                                                        of capital.
                   ---------------------------------------------------------------------------------------------------------
                   Mid-Cap Equity Fund (formerly,       Seeks long-term growth of capital      GE Asset Management
                   Mid-Cap Value Equity Fund)           and future income.                     Incorporated
                   ---------------------------------------------------------------------------------------------------------
                   Money Market Fund                    Seeks a high level of current          GE Asset Management
                                                        income consistent with the             Incorporated
                                                        preservation of capital and the
                                                        maintenance of liquidity.
                   ---------------------------------------------------------------------------------------------------------
                   Premier Growth Equity Fund           Seeks long-term growth of capital      GE Asset Management
                                                        and future income rather than          Incorporated
                                                        current income.
                   ---------------------------------------------------------------------------------------------------------
                   Real Estate Securities Fund          Seeks maximum total return             GE Asset Management
                                                        through current income and capital     Incorporated (subadvised by
                                                        appreciation.                          Seneca Capital Management)
                   ---------------------------------------------------------------------------------------------------------
                   S&P 500(R) Index Fund/1/             Seeks growth of capital and            GE Asset Management
                                                        accumulation of income that            Incorporated (subadvised by
                                                        corresponds to the investment          SSgA Funds Management, Inc.)
                                                        return of Standard & Poor's 500
                                                        Composite Stock Index.
                   ---------------------------------------------------------------------------------------------------------
                   Small-Cap Value Equity Fund          Seeks long-term growth of capital.     GE Asset Management
                                                                                               Incorporated (subadvised by
                                                                                               Palisade Capital Management,
                                                                                               L.L.C.)
                   ---------------------------------------------------------------------------------------------------------
                   Total Return Fund                    Seeks the highest total return         GE Asset Management
                                                        composed of current income and         Incorporated
                                                        capital appreciation, as is consistent
                                                        with prudent investment risk.
                   ---------------------------------------------------------------------------------------------------------
                   U.S. Equity Fund                     Seeks long-term growth of capital.     GE Asset Management
                                                                                               Incorporated
                   ---------------------------------------------------------------------------------------------------------
                   Value Equity Fund                    Seeks long-term growth of capital      GE Asset Management
                                                        and future income.                     Incorporated
                   ---------------------------------------------------------------------------------------------------------


                    /1/ "Standard & Poor's," "S&P," and "S&P 500" are
                        trademarks of the McGraw-Hill Companies, Inc. and have been licensed for use by GE Asset Management Incorporated. The S&P 500(R) Index Fund is not sponsored, endorsed, sold or promoted by Standard & Poor's and Standard & Poor's makes no representation or warranty, express or implied, regarding the advisability of investing in this portfolio or the contract.


                       Subaccount Investing In                         Investment Objective
                       -------------------------------------------------------------------------------
GREENWICH STREET       Salomon Brothers Variable              Seeks capital appreciation.
SERIES FUND            Aggressive Growth Fund -- Class II
                       -------------------------------------------------------------------------------
JANUS ASPEN SERIES     Balanced Portfolio -- Service Shares   Seeks long-term capital growth
                                                              consistent with preservation of capital
                                                              and balanced by current income.
                       -------------------------------------------------------------------------------
                       Capital Appreciation Portfolio --      A non-diversified1 portfolio that
                       Service Shares                         seeks long-term growth of capital.
                       -------------------------------------------------------------------------------
                       Global Life Sciences Portfolio --      Seeks long-term growth of capital.
                       Service Shares
                       -------------------------------------------------------------------------------
                       Global Technology Portfolio -- Service A non-diversified1 portfolio that
                       Shares                                 seeks long-term growth of capital.
                       -------------------------------------------------------------------------------
                       Growth Portfolio -- Service Shares     Seeks long-term growth of capital in
                                                              a manner consistent with
                                                              preservation of capital.
                       -------------------------------------------------------------------------------
                       Mid Cap Growth Portfolio -- Service    Seeks long-term growth of capital.
                       Shares
                       -------------------------------------------------------------------------------
                       Worldwide Growth Portfolio -- Service  Seeks long-term growth of capital in
                       Shares                                 a manner consistent with
                                                              preservation of capital.
                       -------------------------------------------------------------------------------
J.P. MORGAN SERIES     Bond Portfolio                         Seeks high total return consistent
TRUST II                                                      with moderate risk of capital and
                                                              maintenance of liquidity.
                       -------------------------------------------------------------------------------
                       International Equity Portfolio         Seeks high total return.


                       -------------------------------------------------------------------------------
                       Mid Cap Value Portfolio                Seeks growth from capital
                                                              appreciation.

                       -------------------------------------------------------------------------------
                       Small Company Portfolio                Seeks to provide high total return
                                                              from a portfolio of small company
                                                              stocks.
                       -------------------------------------------------------------------------------
                       U.S. Large Cap Core Equity Portfolio   Seeks to provide high total return
                                                              from a portfolio of selected equity
                                                              securities.
                       -------------------------------------------------------------------------------
MERRILL LYNCH VARIABLE Merrill Lynch Basic Value V.I. Fund -- Seeks capital appreciation, and
SERIES FUNDS, INC.     Class III Shares                       secondarily, income.
                       -------------------------------------------------------------------------------
                       Merrill Lynch Large Cap Growth V.I.    Seeks long-term capital growth.
                       Fund -- Class III Shares
                       -------------------------------------------------------------------------------
                       Merrill Lynch Value Opportunities V.I. Seeks long-term growth of capital.
                       Fund -- Class III Shares (formerly,
                       Merrill Lynch Small Cap Value V.I.
                       Fund)
                       -------------------------------------------------------------------------------


                                        Adviser (and Sub-Adviser(s),
Subaccount Investing In                        as applicable)
---------------------------------------------------------------------
Salomon Brothers Variable              Salomon Brothers Asset
Aggressive Growth Fund -- Class II     Management Inc
---------------------------------------------------------------------
Balanced Portfolio -- Service Shares   Janus Capital Management
                                       LLC

---------------------------------------------------------------------
Capital Appreciation Portfolio --      Janus Capital Management
Service Shares                         LLC
---------------------------------------------------------------------
Global Life Sciences Portfolio --      Janus Capital Management
Service Shares                         LLC
---------------------------------------------------------------------
Global Technology Portfolio -- Service Janus Capital Management
Shares                                 LLC
---------------------------------------------------------------------
Growth Portfolio -- Service Shares     Janus Capital Management
                                       LLC

---------------------------------------------------------------------
Mid Cap Growth Portfolio -- Service    Janus Capital Management
Shares                                 LLC
---------------------------------------------------------------------
Worldwide Growth Portfolio -- Service  Janus Capital Management
Shares                                 LLC

---------------------------------------------------------------------
Bond Portfolio                         J.P. Morgan Investment
                 Management, Inc., a subsidiary
                                       of J.P. Morgan Chase & Co.
---------------------------------------------------------------------
International Equity Portfolio         J.P. Morgan Investment
                                       Management, Inc., a subsidiary
                                       of J.P. Morgan Chase & Co.
---------------------------------------------------------------------
Mid Cap Value Portfolio                J.P. Morgan Investment
                                       Management, Inc., a subsidiary
                                       of J.P. Morgan Chase & Co.
---------------------------------------------------------------------
Small Company Portfolio                J.P. Morgan Investment
                                       Management, Inc., a subsidiary
                                       of J.P. Morgan Chase & Co.
---------------------------------------------------------------------
U.S. Large Cap Core Equity Portfolio   J.P. Morgan Investment
                                       Management, Inc., a subsidiary
                                       of J.P. Morgan Chase & Co.
---------------------------------------------------------------------
Merrill Lynch Basic Value V.I. Fund -- Merrill Lynch Investment
Class III Shares                       Managers, L.P.
---------------------------------------------------------------------
Merrill Lynch Large Cap Growth V.I.    Merrill Lynch Investment
Fund -- Class III Shares               Managers, L.P.
---------------------------------------------------------------------
Merrill Lynch Value Opportunities V.I. Merrill Lynch Investment
Fund -- Class III Shares (formerly,    Managers, L.P.
Merrill Lynch Small Cap Value V.I.
Fund)
---------------------------------------------------------------------

                    /1/ A non-diversified portfolio is a portfolio that may
                        hold a larger position in a smaller number of securities than a diversified portfolio. This means that a single security's increase or decrease in value may have a greater impact on the return and net asset value of a non-diversified portfolio than a diversified portfolio.

                                                                                          Adviser (and Sub-Adviser(s),
                     Subaccount Investing In                Investment Objective                 as applicable)
                     -------------------------------------------------------------------------------------------------
MFS(R) VARIABLE      MFS(R) Investors Growth Stock  Seeks long-term growth of capital     Massachusetts Financial
INSURANCE TRUST      Series -- Service Class Shares and future income rather than         Services Company ("MFS(R)")
                                                    current income.
                     -------------------------------------------------------------------------------------------------
                     MFS(R) Investors Trust         Seeks long-term growth of capital     Massachusetts Financial
                     Series --Service Class Shares  and secondarily reasonable current    Services Company ("MFS(R)")
                                                    income.
                     -------------------------------------------------------------------------------------------------
                     MFS(R) New Discovery           Seeks capital appreciation.           Massachusetts Financial
                     Series -- Service Class Shares                                       Services Company ("MFS(R)")
                     -------------------------------------------------------------------------------------------------
                     MFS(R) Strategic Income        Seeks high current income.            Massachusetts Financial
                     Series --Service Class Shares  Significant capital appreciation is a Services Company ("MFS(R)")
                                                    secondary objective.
                     -------------------------------------------------------------------------------------------------
                     MFS(R) Total Return            Seeks above average income.           Massachusetts Financial
                     Series -- Service Class Shares Reasonable opportunity for growth     Services Company ("MFS(R)")
                                                    of capital and income is a
                                                    secondary objective.
                     -------------------------------------------------------------------------------------------------
                     MFS(R) Utilities               Seeks capital growth and current      Massachusetts Financial
                     Series -- Service Class Shares income.                               Services Company ("MFS(R)")
                     -------------------------------------------------------------------------------------------------
NATIONS SEPARATE     Nations Marsico Growth         Seeks long-term growth of capital.    Banc of America Capital
ACCOUNT TRUST        Portfolio                                                            Management, LLC (subadvised
                                                                                          by Marsico Capital)
                     -------------------------------------------------------------------------------------------------
                     Nations Marsico International  Seeks long-term growth of capital.    Banc of America Capital
                     Opportunities Portfolio                                              Management, LLC (subadvised
                                                                                          by Marsico Capital)
                     -------------------------------------------------------------------------------------------------
OPPENHEIMER VARIABLE Oppenheimer Aggressive Growth  Seeks capital appreciation by         OppenheimerFunds, Inc.
ACCOUNT FUNDS        Fund/VA -- Service Shares      investing in "growth type"
                                                    companies.
                     -------------------------------------------------------------------------------------------------
                     Oppenheimer Balanced           Seeks a high total investment         OppenheimerFunds, Inc.
                     Fund/VA --Service Shares       return, which includes current
                                                    income and capital appreciation in
                                                    the value of its shares.
                     -------------------------------------------------------------------------------------------------
                     Oppenheimer Capital            Seeks capital appreciation by         OppenheimerFunds, Inc.
                     Appreciation                   investing in securities of well-known
                     Fund/VA -- Service Shares      established companies.
                     -------------------------------------------------------------------------------------------------
                     Oppenheimer Global Securities  Seeks long-term capital               OppenheimerFunds, Inc.
                     Fund/VA -- Service Shares      appreciation by investing a
                                                    substantial portion of its assets in
                                                    securities of foreign issuers,
                                                    "growth-type" companies, cyclical
                                                    industries and special situations
                                                    that are considered to have
                                                    appreciation possibilities.
                     -------------------------------------------------------------------------------------------------
                     Oppenheimer Main Street        Seeks high total return (which        OppenheimerFunds, Inc.
                     Fund/VA -- Service Shares      includes growth in the value of its
                                                    shares as well as current income)
                                                    from equity and debt securities.
                     -------------------------------------------------------------------------------------------------
                     Oppenheimer Main Street Small  Seeks capital appreciation.           OppenheimerFunds, Inc.
                     Cap Fund/VA -- Service Shares
                     -------------------------------------------------------------------------------------------------

                                                                                          Adviser (and Sub-Adviser(s),
                  Subaccount Investing In                  Investment Objective                  as applicable)
                  ----------------------------------------------------------------------------------------------------
PIMCO VARIABLE    Foreign Bond Portfolio (U.S.   Seeks maximum total return                Pacific Investment
INSURANCE TRUST   Dollar                         consistent with the preservation of       Management Company LLC
                  Hedged) -- Administrative      capital.
                  Class Shares
                  ----------------------------------------------------------------------------------------------------
                  High Yield                     Seeks maximum total return,               Pacific Investment
                  Portfolio -- Administrative    consistent with preservation of           Management Company LLC
                  Class Shares                   capital and prudent investment
                                                 management. Invests at least 80% of
                                                 its assets in a diversified portfolio of
                                                 high yield securities ("junk bonds")
                                                 rated below investment grade but
                                                 rated at least B by Moody's or S&P,
                                                 or, if unrated, determined by PIMCO
                                                 to be of comparable quality. Effective
                                                 June 1, 2004, the High Yield
                                                 Portfolio's quality guideline will
                                                 change, permitting the portfolio to
                                                 invest in securities with lower-quality
                                                 credit ratings. Under the new
                                                 guidelines, the portfolio will invest at
                                                 least 80% of its assets in a
                                                 diversified portfolio of high yield
                                                 securities rated below investment
                                                 grade but rated at least Caa (subject
                                                 to a maximum of 5% of total assets
                                                 in securities rated Caa) by Moody's
                                                 or S&P, or, if unrated, determined by
                                                 PIMCO to be of comparable quality.
                  ----------------------------------------------------------------------------------------------------
                  Long-Term U.S. Government      Seeks to maximize total return,           Pacific Investment
                  Portfolio -- Administrative    consistent with preservation of           Management Company LLC
                  Class Shares                   capital and prudent investment
                                                 management.
                  ----------------------------------------------------------------------------------------------------
                  Total Return Portfolio --      Seeks to maximize total return,           Pacific Investment
                  Administrative Class Shares    consistent with preservation of           Management Company LLC
                                                 capital and prudent investment
                                                 management.
                  ----------------------------------------------------------------------------------------------------
THE PRUDENTIAL    Jennison Portfolio -- Class II Seeks long-term growth of capital.        Prudential Management, LLC
SERIES FUND, INC.                                                                          (subadvised by Jennison
                                                                                           Associates LLC)
                  ----------------------------------------------------------------------------------------------------
                  Jennison 20/20 Focus           Seeks long-term growth of capital.        Prudential Management, LLC
                  Portfolio -- Class II                                                    (subadvised by Jennison
                                                                                           Associates LLC)
                  ----------------------------------------------------------------------------------------------------
RYDEX VARIABLE    OTC Fund/1/                    Seeks to provide investment results       Rydex Global Advisors
TRUST                                            that correspond to a benchmark for
                                                 over-the-counter securities. The
                                                 fund's current benchmark is the
                                                 NASDAQ 100 Index(TM).
                  ----------------------------------------------------------------------------------------------------

                    /1/ The NASDAQ 100 Index(TM) is an unmanaged index that is a widely recognized indicator of OTC Market performance.

                                                                                   Adviser (and Sub-Adviser(s),
                 Subaccount Investing In               Investment Objective               as applicable)
                 ----------------------------------------------------------------------------------------------
SALOMON BROTHERS Salomon Brothers Variable All  Seeks long-term growth of capital. Salomon Brothers Asset
VARIABLE SERIES  Cap Fund -- Class II                                              Management Inc
FUNDS INC
                 ----------------------------------------------------------------------------------------------
SCUDDER VARIABLE Scudder Technology Growth      Seeks growth of capital.           Deutsche Asset Management
SERIES II        Portfolio -- Class B Shares
                 ----------------------------------------------------------------------------------------------
                 SVS Dreman High Return Equity  Seeks to achieve a high rate of    Deutsche Asset Management
                 Portfolio -- Class B Shares    total return.                      (subadvised by Dreman Value
                                                                                   Management L.L.C.)
                 ----------------------------------------------------------------------------------------------
                 SVS Dreman Small Cap Value     Seeks long-term capital            Deutsche Asset Management
                 Portfolio -- Class B Shares    appreciation.                      (subadvised by Dreman Value
                                                                                   Management L.L.C.)
                 ----------------------------------------------------------------------------------------------
VAN KAMPEN LIFE  Comstock Portfolio -- Class    Seeks capital growth and income.   Van Kampen Asset
INVESTMENT TRUST II Shares                                                         Management Inc.
                 ----------------------------------------------------------------------------------------------
                 Emerging Growth                Seeks capital appreciation.        Van Kampen Asset
                 Portfolio -- Class II Shares                                      Management Inc.
                 ----------------------------------------------------------------------------------------------


                      The following Portfolio is not available for new purchase payments on or after November 15, 2004:



                                                                                        Adviser (and Sub-Adviser(s),
                   Subaccount Investing In                  Investment Objective               as applicable)
                   -------------------------------------------------------------------------------------------------
JANUS ASPEN SERIES International Growth Portfolio -- Seeks long-term growth of capital.        Janus Capital
                   Service Shares                                                              Management LLC
                   -------------------------------------------------------------------------------------------------


                      Not all of these Portfolios may be available in all states or in all markets.

                      We will purchase shares of the Portfolios at net asset value and direct them to the appropriate Subaccounts. We will redeem sufficient shares of the appropriate Portfolios at net asset value to pay death benefits, surrender proceeds, partial withdrawals, to make income payments, or for other purposes described in the contract. We automatically reinvest all dividend and capital gain distributions of the Portfolios in shares of the distributing Portfolios at their net asset value on the date of distribution. In other words, we do not pay Portfolio dividends or Portfolio distributions out to owners as additional units, but instead reflect them in unit values.

                      Shares of the Portfolios are not sold directly to the general public. They are sold to us, and they may also be sold to other insurance companies that issue variable annuity contracts and variable life insurance policies. In addition, they may be sold to retirement plans.

                      When a Fund sells shares in any of its Portfolios both to variable annuity and to variable life insurance separate accounts, it engages in mixed funding. When a Fund sells shares in any of its Portfolios to separate accounts of unaffiliated life insurance companies, it engages in shared funding.

                      Each Fund may engage in mixed and shared funding. Therefore, due to differences in redemption rates or tax treatment, or other considerations, the interests of various shareholders participating in a Fund could conflict. A Fund's Board of Directors will monitor for the existence of any material conflicts, and determine what action, if any, should be taken. See the prospectuses for the Portfolios for additional information.




                      We have entered into agreements with either the investment adviser or distributor of each of the Funds under which the adviser or distributor pays us a fee for administrative and other services we provide relating to the Portfolios. The fees are based upon a percentage of the average annual aggregate net amount we have invested in the Portfolio on behalf of the Separate Account and other separate accounts funding certain variable insurance contracts that we and our affiliates issue. These percentages differ, and some investment advisers or distributors pay us a greater percentage than other advisers or distributors based on the level of administrative and other services provided. We may realize a profit from providing these services, and if we do, we may use such profit for any purpose, including distribution of the contracts. The amount received from the adviser and/or the distributor for the assets allocated to the Portfolios from the Separate Account during 2004 ranged from 0.10% to 0.35%. Payment of these amounts is not an additional charge to you by the Funds or by us, but comes from the Fund's investment adviser or distributor.



                      In addition to the asset-based payments for administrative and other services described above, the investment adviser or the distributor of the Fund may also pay us, or our affiliate Capital Brokerage Corporation, amounts to participate in periodic sales meetings, for expenses relating to the production of promotional sales literature and for other expenses or services. The amount paid to us, or our affiliate Capital Brokerage Corporation, may be significant. Payments to participate in sales meetings may provide a Fund's investment adviser or distributor with greater access to our internal and external wholesalers to provide training, marketing support and educational presentations.



                      In consideration of services provided and expenses incurred by Capital Brokerage Corporation in distributing shares of the Funds, Capital Brokerage Corporation also receives 12b-1 fees from AIM Variable Insurance Funds, AllianceBernstein Variable Products Series Fund, Inc., Eaton Vance Variable Trust, Evergreen Variable Annuity Trust, Federated Insurance Series, Fidelity Variable Insurance Products Fund, Greenwich Street Series Fund, Janus Aspen Series, Merrill Lynch Variable Series Funds, Inc., MFS(R) Variable Insurance Trust, Nations Separate Account Trust, Oppenheimer Variable Account Funds, The Prudential Series Fund, Inc., Salomon Brothers Variable Series Funds Inc, and Van Kampen Life Investment Trust. (See the "Fee Tables" section of this prospectus and the Fund prospectuses.) The payments range up to 0.25% of Separate Account assets invested in the particular Portfolio.

CHANGES TO THE        We reserve the right, within the law, to make additions,
SEPARATE ACCOUNT      deletions and substitutions for the Portfolios of the
AND THE               Funds. We may substitute shares of other portfolios for
SUBACCOUNTS           shares already purchased, or to be purchased in the
                      future, under the contract. This substitution might occur if shares of a Portfolio should no longer be available, or if investment in any Portfolio's shares should become inappropriate, in the judgment of our management, for the purposes of the contract. The new Portfolios may have higher fees and charges than the ones they replaced. No substitution or deletion will be made without prior notice to you and before approval of the SEC, in accordance with the 1940 Act.


                      We also reserve the right to establish additional Subaccounts, each of which would invest in a separate Portfolio of a Fund, or in shares of another investment company, with a specified investment objective. We may also eliminate one or more Subaccounts if, in our sole discretion, marketing, tax, or investment conditions warrant. We will not eliminate a Subaccount without prior notice to you and, if required, before approval of the SEC. Not all Subaccounts may be available to all classes of contracts.


                      If permitted by law, we may deregister the Separate Account under the 1940 Act in the event registration is no longer required; manage the Separate Account under the direction of a committee; or combine the Separate Account with one of our other separate accounts. Further, to the extent permitted by applicable law, we may transfer the assets of the Separate Account to another separate account.

The Guarantee Account

                      Amounts in the Guarantee Account are held in, and are part of, our General Account. The General Account consists of our assets other than those allocated to this and other Separate Accounts. Subject to statutory authority, we have sole discretion over the investment of assets of the General Account. The assets of the General Account are chargeable with liabilities arising out of any business we may conduct.

                      Due to certain exemptive and exclusionary provisions of the Federal securities laws, we have not registered interests in the Guarantee Account under the Securities Act of 1933 (the "1933 Act"), and we have not registered either the Guarantee Account or our General Account as an investment company under the 1940 Act. Accordingly, neither our Guarantee Account nor our General Account is generally subject to regulation under the 1933 Act and the 1940 Act. Disclosures relating to the interests in the Guarantee Account and the General Account may, however, be subject to certain generally applicable provisions of the Federal securities laws relating to the accuracy of statements made in a registration statement. The Guarantee Account may not be available in all states or markets.

                      Generally, you may allocate your purchase payments and/or transfer assets to the Guarantee Account. For contracts issued on or after the later of September 2, 2003, or the date on which state insurance authorities approve applicable contract modifications, we may limit the amount that may be allocated to the Guarantee Account. Currently, for such contracts, no more than 25% of your Contract Value, as determined at the time of allocation, may be allocated to the Guarantee Account. In addition, where permitted by state law, we will refuse new purchase payments or transfers into the Guarantee Account when your assets in the Guarantee Account are equal or greater than 25% of your Contract Value at the time of allocation. We generally exercise our right to limit or refuse allocations to the Guarantee Account when interest rate periods are low for prolonged periods of time. Amounts allocated to the Guarantee Account are credited interest (as described below). Assets in the Guarantee Account are subject to some, but not all, of the charges we assess in connection with your contract. See the "Charges and Other Deductions" provision in this prospectus.

                      Each time you allocate purchase payments or transfer assets to the Guarantee Account, we establish an interest rate guarantee period. For each interest rate guarantee period, we guarantee an interest rate for a specified period of time. At the end of an interest rate guarantee period, a new interest rate will become effective, and a new interest rate guarantee period will commence for the remaining portion of that particular allocation.

                      We determine the interest rates at our sole discretion. The determination made will be influenced by, but not necessarily correspond to, interest rates available on fixed income investments which we may acquire with the amounts we receive as purchase payments or transfers of assets under the contracts. You will have no direct or indirect interest in these investments. We also will consider other factors in determining interest rates for a guarantee period including, but not limited to, regulatory and tax requirements, sales commissions, and administrative expenses borne by us, general economic trends, and competitive factors. Amounts you allocate to the Guarantee Account will not share in the investment performance of our General Account. We cannot predict or guarantee the level of interest rates in future guarantee periods. However, the interest rates for any interest rate guarantee period will be at least the guaranteed interest rate shown in your contract.

                      We will notify you in writing at least 5 days prior to the expiration date of any interest rate guarantee period about the then currently available interest rate guarantee periods and the guaranteed interest rates applicable to such interest rate guarantee periods. A new one year interest rate guarantee period will commence automatically unless we receive written notice prior to the end of the 30-day period following the expiration of the interest rate guarantee period ("30-day window") of your election of a different interest rate guarantee period from among those being offered by us at that time, or instructions to transfer all or a portion of the remaining amount to one or more Subaccounts, subject to certain restrictions. (See the "Transfers" provision in this prospectus.) During the 30-day window, the allocation will accrue interest at the new interest rate guarantee period's interest rate.

                      To the extent permitted by law, we reserve the right at any time to offer interest rate guarantee periods that differ from those available when we issued the contract, and to credit a higher rate of interest on purchase payments allocated to the Guarantee Account participating in a Dollar Cost Averaging program that would otherwise be credited if not participating in a Dollar Cost Averaging program. (See the "Dollar Cost Averaging Program" provision.) Such a program may not be available to all contracts. We also reserve the right, at any time, to stop accepting purchase payments or transfers of assets to a particular interest rate guarantee period. Since the specific interest rate guarantee periods available may change periodically, please contact our Home Office to determine the interest rate guarantee periods currently being offered.

Charges and Other Deductions

                      We sell the contracts through registered representatives of broker-dealers. These registered representatives are also appointed and licensed as insurance agents of the Company. We pay commissions to the broker-dealers for selling the contracts. We intend to recover commissions, marketing, administrative and other expenses and cost of contract benefits through fees and charges imposed under the contracts. See the "Distribution of the Contracts" provision in this prospectus.

                      All of the charges described in this section apply to assets allocated to the Separate Account. Assets in the Guarantee Account are subject to all of the charges described in this section except for the mortality and expense risk charge and the administrative expense charge.

                      We will deduct the charges described below to cover our costs and expenses, services provided, and risks assumed under the contracts. We incur certain costs and expenses for the distribution and administration of the contracts and for providing the benefits payable thereunder. Our administrative services include:

                         . processing applications for and issuing the
                           contracts;

                         . maintaining records;

                         . administering annuity payments;

                         . furnishing accounting and valuation services
                           (including the calculation and monitoring of daily Subaccount values);

                         . reconciling and depositing cash receipts;

                         . providing contract confirmations and periodic
                           statements;

                         . providing toll-free inquiry services; and

                         . furnishing telephone and internet transaction
                           services.

                      The risks we assume include:

                         . the risk that the death benefit will be greater than
                           the Surrender Value;

                         . the risk that the actual life-span of persons
                           receiving income payments under the contract will exceed the assumptions reflected in our guaranteed rates (these rates are incorporated in the contract and cannot be changed);

                         . the risk that more owners than expected will qualify
                           for waivers of the surrender charges; and

                         . the risk that our costs in providing the services
                           will exceed our revenues from contract charges (which cannot be changed by us).

                      The amount of a charge may not necessarily correspond to the costs associated with providing the services or benefits indicated by the designation of the charge. For example, the surrender charge we collect may not fully cover all of the sales and distribution expenses we actually incur. We also may realize a profit on one or more of the charges. We may use any such profits for any corporate purpose, including the payment of sales expenses.

TRANSACTION
EXPENSES

SURRENDER CHARGE      We assess a surrender charge on partial withdrawals and
                      surrenders of purchase payments taken within the first seven years, unless you meet an available exception as described below. You pay this charge to compensate us for the losses we experience on contract distribution costs.

                      We calculate the surrender charge separately for each purchase payment. For purposes of calculating this charge, we assume that you withdraw purchase payments on a first-in, first-out basis. We deduct the surrender charge proportionately from the Subaccounts. However, if there are insufficient assets in the Separate Account, we will deduct the charge proportionately from all assets in the Guarantee Account. The charge will be taken first from any six year interest rate guarantee periods to which you have allocated purchase payment and then from the one year interest rate guarantee periods on a first-in, first-out basis.

                      The surrender charge is as follows:

         Number of Full and Partially    Surrender Charge as a Percentage
       Completed Years Since We Received of the Surrendered or Withdrawn
             the Purchase Payment                Purchase Payment
       ------------------------------------------------------------------
                       1                                6%
                       2                                6%
                       3                                6%
                       4                                6%
                       5                                5%
                       6                                4%
                   7 or more                            0%
       ------------------------------------------------------------------

                      We do not assess the surrender charge on surrenders or partial withdrawals:

                         . on amounts representing gain (as defined below);

                         . on free withdrawal amounts (as defined below);

                         . taken under Optional Payment Plan 1, Optional
                           Payment Plan 2 (for a period of 5 or more years), or Optional Payment Plan 5; or

                         . if a waiver of surrender charge provision applies.

                      You may withdraw any gain in your contract free of any surrender charge. We calculate gain in the contract as:
                      (a) plus (b) minus (c) minus (d), but not less than zero where:

                        (a) is the Contract Value on the Valuation Day we
                            receive your partial withdrawal or surrender request;

                        (b) is the total of any withdrawals previously taken,
                            including surrender charges assessed;

                        (c) is the total of purchase payments made; and

                        (d) is the total of any gain previously withdrawn.

                      In addition to any gain, you may withdraw an amount equal to the greater of 10% of your total purchase payments or any amount withdrawn to meet minimum distribution requirements under the Code each contract year without a surrender charge (the "free withdrawal amount"). We will deduct amounts surrendered first from any gain in the contract and then from purchase payments made. The free withdrawal amount is not cumulative from contract year to contract year.

                      Further, we will waive the surrender charge if you annuitize the contract under Optional Payment Plan 1 (Life Income with Period Certain), Optional Payment Plan 2 (Income for a Fixed Period) provided that you select a fixed period of 5 years or more, or Optional Payment Plan 5 (Joint Life and Survivor Income). See the "Optional Payment Plans" provision in this prospectus.

                      We also will waive surrender charges arising from a surrender occurring before income payments begin if, at the time we receive the surrender request, we have received due proof that the Annuitant has a qualifying terminal illness, or has a qualifying confinement to a state licensed or legally operated hospital or inpatient nursing facility for a minimum period as set forth in the contract (provided the confinement began, or the illness was diagnosed, at least one year after the Contract
                      Date). If you surrender
                      the contract under the terminal illness waiver, please remember that we will pay your Contract Value, which could be less than the death benefit otherwise available. The terms and conditions of the waivers are set forth in your contract.

                      In addition, any partial withdrawals that are immediately allocated to a Scheduled Purchase Payment Variable Deferred Annuity through an approved Annuity Cross Funding Program are not subject to a surrender charge.

DEDUCTIONS            We deduct from the Separate Account an amount, computed
FROM THE              daily, equal to an annual rate of 1.50% (1.70% when
SEPARATE              either Annuitant is older than age 70 when the contract
ACCOUNT               is issued) of the daily net assets of the Separate
                      Account. The charge consists of an administrative expense charge at an effective annual rate of 0.15% and a mortality and expense risk charge at an effective annual rate of 1.35% (1.55% when either Annuitant is older than age 70 when the contract is issued). These deductions from the Separate Account are reflected in your Contract
                      Value.

OTHER CHARGES

ANNUAL CONTRACT       We will deduct an annual charge of $30 from your Contract
CHARGE                Value to compensate us for certain administrative
                      expenses incurred in connection with the contract. We will deduct the charge at each contract anniversary and at surrender. We will waive this charge if your Contract
                      Value at the time of deduction is more than $40,000.

                      We will allocate the annual contract charge among the Subaccounts in the same proportion that your assets in each Subaccount bear to your total assets in the Separate Account at the time the charge is taken. If there are insufficient assets allocated to the Separate Account, we will deduct any remaining portion of the charge from the Guarantee Account proportionately from all assets in the Guarantee Account.

CHARGE FOR THE        We charge you for expenses related to the Optional Death
OPTIONAL DEATH        Benefit Rider Option if you elect this option at the time
BENEFIT RIDER         of application. We deduct this charge against your assets
                      in the Separate Account at each contract anniversary and at surrender to compensate us for the increased risks and expenses associated with providing this death benefit rider. We will allocate the charge for the Optional Death
                      Benefit Rider among your Subaccounts in the same proportion that your assets in each Subaccount bear to your total assets in the Separate Account at the time we take the charge. If your assets in the Separate Account are not sufficient to cover the charge, we will deduct the charge first from your assets in the Separate
                      Account, if any, and then from your assets in the Guarantee Account (from the amounts that have been in the Guarantee Account for the longest period of time). At surrender, we will charge you a pro-rata portion of the annual charge. The charge for the Optional Death Benefit Rider is an annual rate of 0.25% of your Contract Value at the time of the deduction.

CHARGE FOR THE        We charge you for expenses related to the Optional
OPTIONAL ENHANCED     Enhanced Death Benefit Rider Option, if you elect this
DEATH BENEFIT RIDER   option at the time of application, to compensate us for
                      the increased risks and expenses associated with providing this death benefit rider. At the beginning of each contract year after the first, we deduct this charge against the average of your Contract Value at the beginning of the previous contract year and your Contract
                      Value at the end of the previous contract year. At surrender, the charge is made against the average of your Contract Value at the beginning of the current contract year and your Contract Value at surrender. The charge at surrender will be a pro rata portion of the annual charge. We currently charge 0.20% of your average
                      Contract Value, however, we reserve the right to charge up to 0.35% of your average Contract Value. We will allocate the charge for the Optional Enhanced Death
                      Benefit Rider among the Subaccounts in the same proportion that your assets in each Subaccount bear to your total assets in the Separate Account at the time we take the charge. If the assets in the Separate Account are not sufficient to cover the charge, we will deduct the charge first from your assets in the Separate
                      Account, if any, and then from your assets in the Guarantee Account from the amounts that have been in the Guarantee Account for the longest period of time.

DEDUCTIONS FOR        We will deduct charges for any premium tax or other tax
PREMIUM TAXES         levied by any governmental entity from purchase payments
                      or the Contract Value when the premium tax is incurred or when we pay proceeds under the contract (proceeds include surrenders, partial withdrawals, income payments and death benefit payments).

                      The applicable premium tax rates that states and other governmental entities impose on the purchase of an annuity are subject to change by legislation, by administrative interpretation or by judicial action. These premium taxes generally depend upon the law of your state of residence. The tax generally ranges from 0.0% to 3.5%.

OTHER CHARGES AND     Each Portfolio incurs certain fees and expenses. To pay
DEDUCTIONS            for these expenses, the Portfolio makes deductions from
                      its assets. The deductions are described more fully in each Portfolio's prospectus.

                      In addition, we reserve the right to impose a charge of up to $10 per transfer. This charge is at our cost with no profit to us.

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ADDITIONAL            We may reduce or eliminate the administrative expense and
INFORMATION           surrender charges described previously for any particular
                      contract. However, we will reduce these charges only to the extent that we anticipate lower distribution and/or administrative expenses, or that we perform fewer sales or administrative services than those originally contemplated in establishing the level of those charges.
                      Lower distribution and administrative expenses may be the result of economies associated with:

                        (1) the use of mass enrollment procedures;

                        (2) the performance of administrative or sales
                            functions by the employer;

                        (3) the use by an employer of automated techniques in
                            submitting deposits or information related to deposits on behalf of its employees; or

                        (4) any other circumstances which reduce distribution
                            or administrative expenses.

                      We will state the exact amount of administrative expense and surrender charges applicable to a particular contract in that contract.

                      We may also reduce charges and/or deductions for sales of the contracts to registered representatives who sell the contracts to the extent we realize savings of distribution and administrative expenses. Any such reduction in charges and/or deductions will be consistent with the standards we use in determining the reduction in charges and/or deductions for other group arrangements.

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


The Contract

                      The contract is an individual flexible premium variable deferred annuity contract. We describe your rights and benefits below and in the contract. There may be differences in your contract (such as differences in fees, charges, and benefits) because of requirements of the state where we issued your contract. We will include any such differences in your contract.

PURCHASE OF           If you wish to purchase a contract, you must apply for it
THE CONTRACT          through an authorized sales representative. The sales
                      representative will send your completed application to us, and we will decide whether to accept or reject it. If we accept your application, our legally authorized officers prepare and execute a contract. We then send the contract to you through your sales representative. See the "Distribution of the Contracts" provision in this prospectus.

                      If we receive a completed application and all other information necessary for processing a purchase order, we will apply your initial purchase payment no later than two business days after we receive the order. While attempting to finish an incomplete application, we may hold your initial purchase payment for no more than five business days. If the incomplete application cannot be completed within those five days, we will inform you of the reasons, and will return your purchase payment immediately, unless you specifically authorize us to keep it until the application is complete. Once you complete your application, we must apply the initial purchase payment within two business days. We will apply any additional purchase payments you make on the Valuation Day we receive them at our Home Office.

                      To apply for a contract, you must be of legal age in a state where we may lawfully sell the contracts and also be eligible to participate in any of the qualified or non-qualified retirement plans for which we designed the contracts. The Annuitant(s) cannot be older than age 85, unless we approve a different age.

                      This contract may be used with certain tax qualified retirement plans. The contract includes attributes such as tax deferral on accumulated earnings. Qualified retirement plans provide their own tax deferral benefit; the purchase of this contract does not provide additional tax deferral benefits beyond those provided in the qualified retirement plan. If you are purchasing this contract as a Qualified Contract, you should consider purchasing this contract for its death benefit, income benefits and other non-tax-related benefits. Please consult a tax adviser for information specific to your circumstances in order to determine whether this contract is an appropriate investment for you.

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




                      Purchasing the contract through a tax-free "Section 1035" exchange. Section 1035 of the Code generally permits you to exchange one annuity contract for another in a "tax-free exchange." Therefore, you can use the proceeds from another annuity contract to make purchase payments for this contract. Before making an exchange to acquire this contract, you should carefully compare this contract to your current contract. You may have to pay a surrender charge under your current contract to exchange it for this contract and this contract has its own surrender charges which would apply to you. The fees and charges under this contract may be higher (or lower), and the benefits may be different, than those of your current contract. In addition, you may have to pay federal income and penalty taxes on the exchange if it does not qualify for Section 1035 treatment. You should not exchange another contract for this contract unless you determine, after evaluating all of the facts, that the exchange is in your best interest. Please note that the person who sells you this contract generally will earn a commission.


OWNERSHIP             As owner, you have all rights under the contract, subject
                      to the rights of any irrevocable beneficiary. Two persons may apply for a Non-Qualified Contract as joint owners.
                      Joint owners have equal undivided interests in their contract. That means that each may exercise any ownership rights on behalf of the other except of ownership changes. Joint owners also have the right of survivorship. This means if a joint owner dies, his or her interest in the contract passes to the surviving owner. You must have our approval to add a joint owner after we issue the contract. We may require additional information if joint ownership is requested after the contract is issued.


                      During the Annuitant's life, you can change any non-natural owner to another non-natural owner.

                      Before the Annuity Commencement Date, you may change:

                         . your Annuity Commencement Date to any date at least
                           ten years after your last purchase payment;

                         . your optional payment plan;

                         . the allocation of your investments among the
                           Subaccounts and/or the Guarantee Account; and

                         . the owner, joint owner, primary beneficiary, and
                           contingent beneficiary upon written notice to our Home Office, if you reserved this right, and the Annuitant(s) is living at the time of the request. If you change a beneficiary, your plan selection will no longer be in effect unless you request that it continue. Changing the owner or joint owner may have tax consequences and you should consult a tax adviser before doing so.

                      We must receive your request for a change in a form satisfactory to us. The change will take effect as of the date you sign the request. The change will be subject to any payment made before we recorded the change.

ASSIGNMENT            An owner of a Non-Qualified Contract may assign some or
                      all of his or her rights under the contract. An assignment must occur before the Annuity Commencement
                      Date and while the Annuitant is still living. Once proper notice of the assignment is recorded by our Home Office, the assignment will become effective as of the date the written request was signed.

                      Qualified Contracts, IRAs and Tax Sheltered Annuities may not be assigned, pledged or otherwise transferred except where allowed by law.

                      We are not responsible for the validity or tax consequences of any assignment. We are not liable for any payment or settlement made before the assignment is recorded. Assignments will not be recorded until our Home Office receives sufficient direction from the owner and the assignee regarding the proper allocation of contract rights.

                      Amounts pledged or assigned will be treated as distributions and will be included in gross income to the extent that the cash value exceeds the investment in the contract for the taxable year in which it was pledged or assigned. Amounts assigned may be subject to an IRS tax penalty equal to 10% of the amount included in gross income.

                      Assignment of the entire Contract Value may cause the portion of the contract exceeding the total investment in the contract and previously taxed amounts to be included in gross income for federal income tax purposes each year that the assignment is in effect.

PURCHASE              You may make purchase payments at any frequency and in
PAYMENTS              the amount you select, subject to certain limitations.
                      You must obtain our approval before you make total purchase payments for an Annuitant age 79 or younger that exceed $2,000,000. If any Annuitant is age
                      80 or older at the time of payment, the total amount not subject to prior approval is $1,000,000. Payments may be made at any time prior to the Annuity Commencement Date, the surrender of the contract, or the death of the owner
                      (or joint owner, if applicable), whichever comes first.
                      We reserve the right to refuse to
                      accept a purchase payment for any lawful reason and in a manner that does not unfairly discriminate against similarly situated purchasers.

                      The minimum initial purchase payment is $5,000 ($2,000 if your contract is an IRA contract). We may accept a lower initial purchase payment in the case of certain group sales. Each additional purchase payment must be at least $500 for Non-Qualified Contracts ($200 if paid by electronic fund transfers), $50 for IRA contracts and $100 for other Qualified Contracts. If a Non-Qualified Contract is being used to fund another deferred annuity as a Funding Annuity pursuant to an approved Annuity Cross Funding Program, the minimum additional purchase payment is $100. See the "Annuity Cross Funding Program" provision in this prospectus.

VALUATION DAY         We will value Accumulation and Annuity Units once daily
AND VALUATION         as of the close of regular trading (currently 4:00 p.m.
PERIOD                Eastern Time) for each day the New York Stock Exchange is
                      open, except for days on which a Portfolio does not value its shares. If a Valuation Period contains more than one day, the unit values will be the same for each day in the Valuation Period.

ALLOCATION OF         We place purchase payments into the Subaccounts, each of
PURCHASE              which invests in shares of a corresponding Portfolio
PAYMENTS              and/or the Guarantee Account, according to your
                      instructions. You may allocate purchase payments to up to 10 Subaccounts plus the Guarantee Account at any one time. The percentage of purchase payment which you can put into any one Subaccount or guarantee period must equal a whole percentage and cannot be less than $100. In addition, for contracts issued on or after the later of September 2, 2003, or the date on which state insurance authorities approve applicable contract modifications we may limit the amount that may be allocated to the Guarantee Account. Currently, no more than 25% of your Contract Value, as determined at the time of allocation, may be allocated to the Guarantee Account.

                      Upon allocation to the appropriate Subaccounts, we convert purchase payments into Accumulation Units. We determine the number of Accumulation Units credited by dividing the amount allocated to each Subaccount by the value of an Accumulation Unit for that Subaccount on the Valuation Day on which we receive any additional purchase payment at our Home Office. The number of Accumulation Units determined in this way is not changed by any subsequent change in the value of an Accumulation Unit. However, the dollar value of an Accumulation Unit will vary depending not only upon how well the Portfolio's investments perform, but also upon the charges of the Separate Account and the Portfolios.

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




                      You may change the allocation of subsequent purchase payments at any time, without charge, by sending us acceptable notice. The new allocation will apply to any purchase payments made after we receive notice of the change.

VALUATION OF          Partial withdrawals, surrenders and/or payment of the
ACCUMULATION          death benefit all result in the cancellation of an
UNITS                 appropriate number of Accumulation Units. We cancel
                      Accumulation Units as of the end of the Valuation Period in which we receive notice or instructions with regard to the partial withdrawal, surrender or payment of a death benefit. The Accumulation Unit value at the end of every Valuation Day equals the Accumulation Unit value at the end of the preceding Valuation Day multiplied by the net investment factor (described below). We arbitrarily set the Accumulation Unit value at the inception of the Subaccount at $10. On any Valuation Day, we determine your Subaccount value by multiplying the number of Accumulation Units attributable to your contract by the Accumulation Unit value for that day.

                      The net investment factor is an index used to measure the investment performance of a Subaccount from one Valuation Period to the next. The net investment factor for any Subaccount for any Valuation Period reflects the change in the net asset value per share of the Portfolio held in the Subaccount from one Valuation Period to the next, adjusted for the daily deduction of the administrative expense and mortality and expense risk charges from assets in the Subaccount. If any "ex-dividend" date occurs during the Valuation Period, we take into account the per share amount of any dividend or capital gain distribution so that the unit value is not impacted. Also, if we need to reserve money for taxes, we take into account a per share charge or credit for any taxes reserved for which we determine to have resulted from the operations of the Subaccount.

                      The value of an Accumulation Unit may increase or decrease based on the net investment factor. Changes in the net investment factor may not be directly proportional to changes in the net asset value of the Portfolio because of the deduction of Separate Account charges. Though the number of Accumulation Units will not change as a result of investment experience, the value of an Accumulation Unit may increase or decrease from Valuation Period to Valuation Period. See the Statement of Additional Information for more details.

Transfers


TRANSFERS BEFORE      You may transfer all or a portion of their assets between
THE ANNUITY           and among the Subaccounts of the Separate Account and the
COMMENCEMENT          Guarantee Account on any Valuation Day prior to the
DATE                  Annuity Commencement Date, subject to certain conditions
                      that are stated below. Owners may not, however, transfer assets in the Guarantee Account from one interest rate guarantee period to another interest rate guarantee period. We process transfers among the Subaccounts and between the Subaccounts and the Guarantee Account as of the end of the Valuation Period that we receive the transfer request in good order at our Home Office. There may be limitations placed on multiple transfer requests made at different times during the same Valuation Period involving the same Subaccounts and/or the Guarantee
                      Account. We may postpone transfers to, from or among the Subaccounts or the Guarantee Account under certain circumstances. See the "Requesting Payments" provision in this prospectus.


TRANSFERS FROM        We may limit and/or restrict transfers from the Guarantee
THE GUARANTEE         Account to the Subaccounts. For any allocation from the
ACCOUNT TO THE        Guarantee Account to the Subaccounts, the limited amount
SUBACCOUNTS           will not be less than any accrued interest on that
                      allocation plus 25% of the original amount of that allocation. Unless you are participating in a Dollar Cost
                      Averaging program (see the "Dollar Cost Averaging
                      Program" provision), you may make such transfers only during the 30-day period beginning with the end of the preceding interest rate guarantee period applicable to that particular allocation. We also may limit the amount that you may transfer to the Subaccounts.

TRANSFERS FROM        We may restrict certain transfers from the Subaccounts to
THE SUBACCOUNTS       the Guarantee Account. For contracts issued on or after
TO THE GUARANTEE      the later of September 2, 2003, or the date on which
ACCOUNT               state insurance authorities approve applicable contract
                      modifications, we may also limit the amount that may be allocated to the Guarantee Account to no more than 25% of your Contract Value, as determined at the time of allocation. In addition, where permitted by state law, we will refuse new purchase payments or transfers into the Guarantee Account when your assets in the Guarantee
                      Account are equal to or greater than 25% of your Contract
                      Value at the time of allocation. We generally exercise our right to limit or refuse allocations to the Guarantee
                      Account when interest rate periods are low for prolonged periods of time. In addition, we reserve the right to prohibit or limit transfers from the Subaccounts to the Guarantee Account during the six month period following the transfer of any amount from the Guarantee Account to any Subaccount.


TRANSFERS AMONG       You may submit 12 Subaccount transfers each calendar year
THE SUBACCOUNTS       by voice response, Internet, telephone, facsimile,U.S.
                      Mail or overnight delivery service. Once such 12
                      Subaccount transfers have been executed, a letter will be sent notifying you that you may submit additional transfers only in writing by U.S.
                      Mail or by overnight delivery service. Transfer requests sent by same day mail, courier service, Internet, telephone or facsimile will not be accepted under any circumstances. Once we receive your mailed transfer request, such transfer cannot be cancelled. We also will not cancel transfer requests that have not yet been received, i.e. you may not call or electronically cancel a transfer request sent by U.S. Mail or overnight delivery service. If you wish to change a transfer request sent by U.S. Mail, such change must also be sent in writing by U.S. Mail or by overnight delivery service.
                      We will process that transfer request as of the Valuation
                      Day the new transfer request is received at our Home
                      Office. The restrictions listed above do not apply to any transfers made among the Subaccounts pursuant to a Dollar
                      Cost Averaging program or Portfolio Rebalancing program.


                      Currently, we do not charge for transfers. However, we reserve the right to assess a charge of up to $10 per transfer. The minimum transfer amount is $100 or the entire balance in the Subaccount or interest rate guarantee period if the transfer will leave a balance of less than $100.

                      Sometimes, we may not honor transfer requests. We may not honor a transfer request if:

                        (1) any Subaccount that would be affected by the
                            transfer is unable to purchase or redeem shares of the Portfolio in which the Subaccount invests;

                        (2) the transfer is a result of more than one trade
                            involving the same Subaccount within a 30 day period; or

                        (3) the transfer would adversely affect Accumulation
                            Unit values.

                      We also may not honor transfers made by third parties (see the "Transfers by Third Parties" provision). We will treat all contract owners equally with respect to transfer requests.

                      If a transfer request is not processed, a letter will be sent notifying you that your transfer request was not honored. If we do not honor your transfer request, we will not count that request as a transfer for purposes of the 12 transfers allowed each calendar year as described in the previous section. If you still wish to transfer assets to a specified Subaccount, you must contact our Home Office in accordance with the first paragraph of this section.

                      When thinking about a transfer of assets, you should consider the inherent risks involved. Frequent transfers based on short-term expectations may increase the risk that you will make a transfer at an inopportune time.

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TELEPHONE/            All contract owners may make their first 12 transfers in
INTERNET              any calendar year among the Subaccounts or between the
TRANSACTIONS          Subaccounts and the Guarantee Account by calling or
                      electronically contacting us provided we receive written authorization at our Home Office to execute such transactions prior to such request. Transactions that can be conducted over the telephone and Internet include, but are not limited to:


                        (1) the first 12 transfers of assets among the
                            Subaccounts or between the Subaccounts and the Guarantee Account in any calendar year (this includes any changes in purchase payment allocations when such changes include a transfer of assets);

                        (2) Dollar Cost Averaging; and

                        (3) Portfolio Rebalancing.


                      We employ reasonable procedures to confirm that instructions we receive are genuine. Such procedures may include, but are not limited to:



                        (1) requiring you or a third party to provide some form
                            of personal identification before we act on the telephone/Internet instructions;



                        (2) confirming the telephone/Internet transaction in
                            writing to you or a third party you authorized;
                            and/or


                        (3) tape recording telephone instructions or retaining
                            a record of your electronic request.


                      We reserve the right to limit or prohibit telephone and Internet transactions.


                      We may delay making a payment or processing a transfer request if:

                        (1) the disposal or valuation of the Separate Account's
                            assets is not reasonably practicable because the New York Stock Exchange is closed;

                        (2) on nationally recognized holidays, trading is
                            restricted by the New York Stock Exchange;

                        (3) an emergency exists making the disposal or
                            valuation of securities held in the Separate
                            Account impracticable; or

                        (4) the SEC by order permits postponement of payment to
                            protect our owners.

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




                      Rules and regulations of the SEC will govern as to when the conditions described in (3) and (4) above exist. If we are closed on days when the New York Stock Exchange is open, Contract Value may be affected since owners will not have access to their account.

CONFIRMATION OF       We will not be liable for following instructions that we
TRANSACTIONS          reasonably determine to be genuine. We will send you a
                      confirmation of any transfer we process. You are responsible for verifying transfer confirmations and notifying us of any errors within 30 days of receiving the confirmation statement.


SPECIAL NOTE ON       Please note that the Internet or our telephone system may
RELIABILITY           not always be available. Any computer system or telephone
                      system, whether it is ours, yours, your service provider's, or your registered representative's, can experience unscheduled outages or slowdowns for a variety of reasons. These outages or slowdowns may delay or prevent our processing of your request. Although we have taken precautions to help our systems handle heavy use, we cannot promise complete reliability under all circumstances. If you are experiencing problems, you can make your transaction request by writing our Home Office.


TRANSFERS BY          As a general rule and as a convenience to you, we allow
THIRD PARTIES         you to give third parties the right to conduct transfers
                      on your behalf. However, when the same third party possesses this ability on behalf of many owners, the result can be simultaneous transfers involving large amounts of assets. Such transfers can disrupt the orderly management of the Portfolios underlying the contract, can result in higher costs to owners, and are generally not compatible with the long-range goals of owners. We believe that such simultaneous transfers effected by such third parties are not in the best interests of all beneficial shareholders of the Portfolios and the management of the Portfolios share this position.


                      We will institute procedures to assure that the transfer requests that we receive have, in fact, been made by the owners in whose names they are submitted.



SPECIAL NOTE ON       When owners or someone on their behalf submit requests to
FREQUENT              transfer all or a portion of their assets between
TRANSFERS             Subaccounts, the requests result in the purchase and
                      redemption of shares of the Portfolios in which the Subaccounts invest. Frequent Subaccount transfers, therefore, cause corresponding frequent purchases and redemptions of shares of the Portfolios.


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                      Frequent purchases and redemptions of shares of the
                      Portfolios can dilute the value of a Portfolio's shares, disrupt the management of the Portfolio's investment portfolio, and increase brokerage and administrative costs. Accordingly, when a contract owner or someone on their behalf engages in frequent Subaccount transfers, other contract owners and persons with rights under the contracts (such as the beneficiaries) may be harmed.



                      To discourage frequent Subaccount transfers, we adopted the policy described above in the "Transfers Among the Subaccounts" section. This policy requires contract owners who request more than 12 Subaccount transfers in a calendar year to submit such requests in writing by U.S. Mail or by overnight delivery service (the "U.S. Mail requirement"). The U.S. Mail requirement creates a delay of at least one day between the time transfer decisions are made and the time such transfers are processed. This delay is intended to discourage frequent Subaccount transfers by limiting the effectiveness of abusive "market timing" strategies (in particular, "time-zone" arbitrage) that rely on "same-day" processing of transfer requests.



                      There can be no assurance that the U.S. Mail requirement will be effective in limiting frequent Subaccount transfers or that we can prevent all frequent Subaccount transfer activity that may adversely affect contract owners, other persons with material rights under the contracts, or Portfolio shareholders generally. For instance, imposing the U.S. Mail Requirement after 12 Subaccount transfer requests may not be restrictive enough to deter contract owners seeking to engage in abusive market timing strategies.



                      We may revise our frequent Subaccount transfer policy and related procedures, at our sole discretion, at any time and without prior notice, as we deem necessary or appropriate to better detect and deter frequent transfer activity that may adversely affect contract owners, other persons with material rights under the contracts, or Portfolio shareholders generally, to comply with state or federal regulatory requirements, or to impose additional or alternative restrictions on contract owners engaging in frequent Subaccount transfers. For example, we may change our procedures to monitor for a different number of transfers within a specified time period or to impose a minimum time period between each transfer. As discussed above in the "Transfers Among the Subaccounts" section, we may not honor transfer requests if any Subaccount that would be affected by the transfer is unable to purchase or redeem shares of the Portfolio in which the Subaccount invests, the transfer is a result of more than one trade involving the same Subaccount within a 30 day period, or the transfer would adversely affect Accumulation Unit values. As also discussed above, to the extent necessary to reduce the adverse effects of simultaneous Subaccount transfers made by third parties who make transfers on behalf of multiple contract owners, we may not honor such transfer requests.


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                      Each of the Portfolios in which the Subaccounts invest
                      may have its own policies and procedures with respect to frequent purchases and redemption of Portfolio shares. The prospectuses for the Portfolios describe any such policies and procedures. The frequent trading policies and procedures of a Portfolio may be different, and more or less restrictive, than the frequent trading policies and procedures of other Portfolios and the policies and procedures we have adopted to discourage frequent Subaccount transfers. Contract owners should be aware that we may not have the contractual obligation nor the operational capability to monitor contract owners' Subaccount transfer requests and apply the frequent trading policies and procedures of the respective Portfolios that would be affected by the transfers. Accordingly, contract owners and other persons who have material rights under the contracts should assume that the sole protection they may have against potential harm from frequent Subaccount transfers is the protection, if any, provided by the policies and procedures we have adopted to discourage frequent Subaccount transfers.



                      Contract owners and other persons with material rights under the contracts also should be aware that the purchase and redemption orders received by the Portfolios generally are "omnibus" orders from intermediaries such as retirement plans or separate accounts funding variable insurance contracts. These omnibus orders reflect the aggregation and netting of multiple orders from individual retirement plan participants and/or individual owners of variable insurance contracts. The omnibus nature of these orders may limit the Portfolios' ability to apply their respective frequent trading policies and procedures. We cannot guarantee that the Portfolios will not be harmed by transfer activity relating to the retirement plans and/or other insurance companies that may invest in the Portfolios. In addition, if a Portfolio believes an omnibus order we submit may reflect one or more Subaccount transfer requests from contract owners engaged in frequent transfer activity, the Portfolio may reject the entire omnibus order and thereby interfere with our ability to satisfy our contractual obligations to contract owners.



                      We apply our policies and procedures without exception, waiver, or special arrangement.


DOLLAR COST           The Dollar Cost Averaging program permits you to
AVERAGING             systematically transfer on a monthly or quarterly basis a
PROGRAM               set dollar amount from the Subaccount investing in the GE
                      Investments Funds, Inc. -- Money Market Fund, the Dreyfus
                      Variable Investment Fund -- Money Market Portfolio and/or the Guarantee Account to any combination of other
                      Subaccounts (as long as the total number of Subaccounts used does not exceed the maximum number allowed under the contract). The Dollar Cost Averaging method of investment is designed to reduce the risk of making purchases only when the price of units is high, but you should carefully consider your financial ability to continue the

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                      program over a long enough period of time to purchase
                      Accumulation Units when their value is low as well as when it is high. Dollar Cost Averaging does not assure a profit or protect against a loss.

                      You may participate in the Dollar Cost Averaging program:

                        (1) by electing it on your application;

                        (2) by contacting an authorized sales representative; or

                        (3) by calling us at (800) 352-9910.

                      To use the program, you must transfer at least $100 from the Subaccount investing in the GE Investments Funds, Inc. -- Money Market Fund, the Dreyfus Variable Investment Fund -- Money Market Portfolio and/or interest rate guarantee period with each transfer.

                      The Dollar Cost Averaging program will begin 30-days after we receive all required forms with your instructions and any necessary purchase payment, unless we allow an earlier date. We will discontinue your participation in the Dollar Cost Averaging program:

                         . on the business day we receive your request to
                           discontinue the program in writing or by telephone (assuming we have your telephone authorization form on file); or

                         . when the assets in the Subaccount investing in the
                           GE Investments Fund, Inc. -- Money Market Fund, the Dreyfus Variable Investment Fund -- Money Market Portfolio and/or interest rate guarantee period from which transfers are being made are depleted.

                      If you Dollar Cost Average from the Guarantee Account, we reserve the right to determine the amount of each automatic transfer. We reserve the right to transfer any remaining portion of an allocation used for Dollar Cost Averaging to a new guarantee period upon termination of the Dollar Cost Averaging program for that allocation. You may not transfer from one interest rate guarantee period to another interest rate guarantee period.

                      We also reserve the right to credit a higher rate of interest on purchase payments allocated to the Guarantee Account that participate in the Dollar Cost Averaging program. We refer to this higher rate of interest as enhanced Dollar Cost Averaging. The Dollar Cost Averaging program and/or enhanced Dollar Cost Averaging program may not be available in all states and in all markets or through all broker-dealers who sell the contracts. If you terminate the Dollar Cost Averaging program prior to the depletion of assets from the Guarantee Account, we have the right to credit the

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                      remaining assets in the Guarantee Account the current
                      interest rate being credited to all other Guarantee Account assets not participating in the enhanced Dollar Cost Averaging Program as of that Valuation Day. In addition, for contracts issued on or after the later of September 2, 2003, or the date on which state insurance authorities approve applicable contract modifications, if you terminate your Dollar Cost Averaging program prior to the depletion of assets in the Guarantee Account, we may limit the amount that may be allocated to the Guarantee Account. If we exercise this right, we guarantee the amount limited will be the same as the amount limited for those contracts not participating in a Dollar Cost Averaging program as of the date you terminate your Dollar Cost Averaging program.

                      There is no additional charge for Dollar Cost Averaging. A transfer under this program is not a transfer for purposes of assessing a transfer charge or for calculating the minimum number of transfers we may allow in a calendar year.

                      We may, from time to time, offer various Dollar Cost Averaging programs. We reserve the right to discontinue new Dollar Cost Averaging programs or to modify such programs at any time and for any reason. We also reserve the right to prohibit participation in Dollar Cost Averaging and Systematic Withdrawals at the same time.

                      Owners considering participating in a Dollar Cost Averaging program should call (800) 352-9910 or an authorized sales representative to verify the availability of Dollar Cost Averaging.

PORTFOLIO             Once your purchase payment has been allocated among the
REBALANCING           Subaccounts, the performance of each Subaccount may cause
PROGRAM               your allocation to shift. You may instruct us to
                      automatically rebalance (on a quarterly, semi-annual or annual basis) your assets among the Subaccounts to return to the percentages specified in your allocation instructions. Your percentage allocations must be in whole percentages. The program does not include allocations to the Guarantee Account. You may elect to participate in the Portfolio Rebalancing program at any time by completing the Portfolio Rebalancing agreement.

                      Subsequent changes to your percentage allocations may be made at any time by written or telephone instructions to our Home Office. Once elected, Portfolio Rebalancing remains in effect from the date we receive your written request until you instruct us to discontinue Portfolio Rebalancing. There is no additional charge for using Portfolio Rebalancing, and we do not consider Portfolio Rebalancing a transfer for purposes of assessing a transfer charge or for calculating the maximum number of transfers permitted in a calendar year. We reserve the right to discontinue offering the

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                      Portfolio Rebalancing program at any time and for any
                      reason. Portfolio Rebalancing does not assure a profit or protect against a loss.

GUARANTEE             You may instruct us to transfer interest earned on your
ACCOUNT               assets in the Guarantee Account (if available) to the
INTEREST SWEEP        Subaccounts to which you are allocating purchase
PROGRAM               payments, in accordance with your allocation instructions
                      in effect on the date of the transfer any time before the Annuity Commencement Date. You must specify the frequency of the transfers (either monthly, quarterly, semi-annually, or annually).

                      The minimum amount in the Guarantee Account required to elect this option is $1,000, but may be reduced at our discretion. The transfers under this program will take place on the last calendar day of each period.

                      You may participate in the interest sweep program at the same time you participate in either the Dollar Cost Averaging program or the Portfolio Rebalancing program. If any interest sweep transfer is scheduled for the same day as a Portfolio Rebalancing transfer, we will process the interest sweep transfer first.

                      We may limit the amount you may transfer from the Guarantee Account to the Subaccounts for any particular allocation. See the "Transfers" provision in this prospectus. We will not process an interest sweep transfer if that transfer would exceed the amount permitted to be transferred.

                      You may cancel your participation in the interest sweep program at any time by writing or calling our Home Office at the address or telephone number listed on page 1 of this prospectus. We will automatically cancel your participation in the program if your assets in the Guarantee Account are less than $1,000 or such lower amount as we may determine. There is no additional charge for the interest sweep program. We do not consider interest sweep transfers a transfer for purposes of assessing a transfer charge or for calculating the maximum number of transfers permitted in a calendar year. The interest sweep program does not assure a profit or protect against a loss.

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Surrenders and Partial Withdrawals


SURRENDERS AND        For contracts issued on or after the later of September
PARTIAL               2, 2003, or the date on which state insurance authorities
WITHDRAWALS           approve applicable contract modifications, partial
                      withdrawals from the Subaccounts may further reduce or restrict the amount that may be allocated to the Guarantee Account. See "The Guarantee Account" provision in this prospectus.


                      We will allow you to surrender your contract or to withdraw a portion of your Contract Value at any time before the Annuity Commencement Date upon your written request, subject to the conditions discussed below.

                      We will not permit a partial withdrawal that is less than $100 or a partial withdrawal that would reduce your Contract Value to less than $1,000. If your partial withdrawal request would reduce your Contract Value to less than $1,000, we will surrender your contract in full. Different limits and other restrictions may apply to Qualified Contracts.

                      The amount payable on surrender of the contract is the Surrender Value at the end of the Valuation Period during which we receive the request. The Surrender Value equals:

                        (1) the Contract Value (after deduction of any charge
                            for an optional rider and annual contract charge, if applicable) on the Valuation Day we receive a request for surrender; less

                        (2) any applicable surrender charge; less

                        (3) any applicable premium tax.

                      We may pay the Surrender Value in a lump sum or under one of the optional payment plans specified in the contract, based on your instructions.

                      If you are taking a partial withdrawal, you may indicate, in writing or by calling our Home Office, from which Subaccounts or interest rate guarantee periods we are to take your partial withdrawal. If you do not so specify, we will deduct the amount of the partial withdrawal first from the Subaccounts on a pro-rata basis, in proportion to your assets in the Separate Account. We will deduct any remaining amount from the Guarantee Account. We will take deductions from the Guarantee Account from the amounts (including any interest credited to such amounts) which have been in the Guarantee Account for the longest period of time. When taking a partial withdrawal, any applicable surrender charges and/or applicable premium tax will be taken from the amount withdrawn, unless otherwise requested.

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




                      We may delay making a payment if:

                        (1) the disposal or valuation of the Separate Account's
                            assets is not reasonably practicable because the New York Stock Exchange is closed;

                        (2) on nationally recognized holidays, trading is
                            restricted by the New York Stock Exchange;

                        (3) an emergency exists making the disposal or
                            valuation of securities held in the Separate
                            Account impracticable; or

                        (4) the SEC by order permits postponement of payment to
                            protect our owners.

                      Rules and regulations of the SEC will govern as to when the conditions described in (3) and (4) above exist. If we are closed on days when the New York Stock Exchange is open, Contract Value may be affected since owners will not have access to their account.

                      Please remember that partial withdrawals (including partial withdrawals immediately allocated to a Scheduled Purchase Payment Variable Deferred Annuity through an approved Annuity Cross Funding Program) will reduce your death benefit by the proportion that the partial withdrawal (including any applicable surrender charges and premium taxes assessed) reduces your Contract Value. See the "Death Benefit" provision in this prospectus.

                      Partial withdrawals and surrenders may also be subject to income tax and, if taken prior to age 59 1/2, a 10% additional IRS penalty tax. See the "Federal Tax Matters" provision in this prospectus.


                      For contracts issued on or after the later of September 2, 2003, or the date on which state insurance authorities approve applicable contract modifications, partial withdrawals from the Subaccounts may further reduce or restrict the amount that may be allocated to the Guarantee Account (see "The Guarantee Account" provision in this prospectus).


RESTRICTIONS ON       Section 830.105 of the Texas Government Code permits
DISTRIBUTIONS         participants in the Texas Optional Retirement Program to
FROM CERTAIN          withdraw their interest in a variable annuity contract
CONTRACTS             issued under the Texas Optional Retirement Program only
                      upon:

                        (1) termination of employment in the Texas public
                            institutions of higher education;

                        (2) retirement;

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




                        (3) death; or

                        (4) the participant's attainment of age 70 1/2.

                      If your contract is issued to a Texas Optional Retirement Plan, you must furnish us proof that one of these four events has occurred before we distribute any amounts from your contract.

SYSTEMATIC            The Systematic Withdrawal program allows you to take
WITHDRAWAL            Systematic Withdrawals of a specified dollar amount (in
PROGRAM               equal installments of at least $100) on a monthly,
                      quarterly, semi-annual or annual basis. Your payments can begin at any time after 30 days from the date your contract is issued (unless we allow an earlier date). To participate in the program, your Contract Value must initially be at least $5,000 and you must complete our Systematic Withdrawal form. You can obtain the form from an authorized sales representative or our Home Office.

                      Your Systematic Withdrawals in a contract year may not exceed the amount which is not subject to a surrender charge. (See the "Surrender Charge" provision.) We will deduct the Systematic Withdrawal amounts first from any gain in the contract and then from purchase payments made. You may provide specific instructions as to which Subaccounts and/or interest rate guarantee periods from which we are to take the Systematic Withdrawals. If you have not provided specific instructions, or if your specific instructions cannot be carried out, we will process the withdrawals by cancelling Accumulation Units on a pro-rata basis from all of the Subaccounts in which you have an interest. To the extent that your assets in the Separate Account are not sufficient to accomplish the withdrawal, we will take the withdrawal from any assets you have in the Guarantee Account. We will take deductions from the Guarantee Account from the amounts (including interest credited to such amounts) that have been in the Guarantee Account for the longest period of time.

                      After your Systematic Withdrawals begin, you may change the frequency and/or amount of your payments, subject to the following:

                         . you may request only one such change in a calendar
                           quarter; and

                         . if you did not elect the maximum amount you could
                           withdraw under this program at the time you elected the current series of Systematic Withdrawals, then you may increase the remaining payments up to the maximum amount.

                      A Systematic Withdrawal program will terminate automatically when a Systematic Withdrawal would cause the remaining Contract Value to be less than $1,000. If a

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



                      Systematic Withdrawal would cause the Contract Value to be less than $1,000, then we will not process that Systematic Withdrawal transaction. If any of your Systematic Withdrawals would be or become less than $100, we reserve the right to reduce the frequency of payments to an interval that would result in each payment being at least $100. You may discontinue Systematic Withdrawals at any time by notifying us in writing at our Home Office or by telephone. You may request that we pay any remaining payments in a lump sum. See the "Requesting Payments" provision in this prospectus.


                      For contracts issued on or after September 2, 2003, or the date on which state insurance authorities approve applicable contract modifications, taking systematic withdrawals from the Subaccounts may further reduce or restrict the amount that may be allocated to the Guarantee Account. See "The Guarantee Account" provision in this prospectus.


                      Each Systematic Withdrawal is subject to Federal income taxes on any portion considered gain for tax purposes. In addition, you may be assessed a 10% IRS penalty tax on Systematic Withdrawals if you are under age 59 1/2 at the time of the withdrawal.


                      Both partial withdrawals at your specific request and withdrawals under a Systematic Withdrawal program will count toward the limit of the amount that you may withdraw in any contract year free of any surrender charges under the free withdrawal privilege. (See the "Surrender Charge" provision in this prospectus.) Your Systematic Withdrawal amount may be affected if you take an additional partial withdrawal.


                      Systematic Withdrawals (including any Systematic Withdrawal immediately allocated to a Scheduled Purchase Payment Variable Deferred Annuity through an approved Annuity Cross Funding Program) will reduce your death benefit by the proportion that each Systematic Withdrawal (including any applicable surrender charges and premium tax) reduces your Contract Value. See the "Death of Owner and/or Annuitant" provision in this prospectus.

                      There is no charge for participation in the Systematic Withdrawal program, however we reserve the right to prohibit participation in Systematic Withdrawal and Dollar Cost Averaging programs at the same time. We also reserve the right to discontinue and/or modify the Systematic Withdrawal program upon 30 days written notice to owners.

ANNUITY CROSS         This section of the prospectus describes a program that
FUNDING               may permit you (if you are eligible) to purchase this
PROGRAM               contract and use it to make payments to a Scheduled
                      Purchase Payment Variable Deferred Annuity issued by GE
                      Life and Annuity Assurance Company. We refer to the program as the "Annuity Cross Funding Program" because you systematically withdraw amounts from this annuity contract (referred to as the

                      "Funding Annuity") to make payments to the Scheduled Purchase Payment Variable Deferred Annuity Contract.

                      What is the Annuity Cross Funding Program? Subject to our prior approval, you may arrange to take Systematic Withdrawals and immediately allocate that withdrawal to the Scheduled Purchase Payment Variable Deferred Annuity Contract issued by us. We will not assess surrender charges on withdrawals that are allocated to the Scheduled Purchase Payment Variable Deferred Annuity as part of the Annuity Cross Funding Program, however, such withdrawals will reduce proportionally any death benefit available. See the "Death Benefit" provision. Systematic Withdrawals that are used in conjunction with the Annuity Cross Funding Program do not count toward the limit that you may withdraw in any contract year pursuant to your free withdrawal privilege.

                      How does the Annuity Cross Funding Program work? To participate in the Annuity Cross Funding Program, you must satisfy certain eligibility requirements and receive our prior approval. This contract, as the Funding Annuity, must be issued on the same date as the Scheduled Purchase Payment Variable Deferred Annuity and have the same Annuity Commencement Date.


                      There is no charge for participating in the Annuity Cross Funding Program. The Annuity Cross Funding Program will terminate automatically when the Systematic Withdrawals from this Funding Annuity cause the Contract Value in this Funding Annuity to be less than $100. You may discontinue the Annuity Cross Funding Program at any time by notifying us in writing at our Home Office. Discontinuing the Annuity Cross Funding Program could cause you to lose your guarantee under the Scheduled Purchase Payment Variable Deferred Annuity if the scheduled purchase payments are not completed under the terms of that contract. Once you discontinue participation in the Annuity Cross Funding Program, you may not reinstate it. The actual performance of this Funding Annuity may directly affect the amount of purchase payments that must be allocated to this Funding Annuity in order to make all required Scheduled Installments for the Scheduled Purchase Payment Variable Deferred Annuity Contract. If the Subaccounts of the Funding Annuity in which you have allocated assets do not perform as anticipated, it may be necessary to make additional purchase payments to either this Funding Annuity or to the Scheduled Purchase Payment Variable Deferred Annuity so that you do not lose your right to Guaranteed Minimum Income Payments under the Scheduled Purchase Payment Variable Deferred Annuity Contract.



                      The Scheduled Purchase Payment Variable Deferred Annuity is offered by a separate prospectus. Only variable annuity contracts issued by us or one of our affiliated companies and offered for use in an Annuity Cross Funding Program could be purchased as a Funding Annuity. The Scheduled Purchase Payment Variable Deferred


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                      Annuity Contract is not offered by this prospectus. The
                      Scheduled Purchase Payment Variable Deferred Annuity Contract is offered only by the current prospectus for the Scheduled Purchase Payment Variable Deferred Annuity Contract.

                      Annuity Cross Funding Program -- tax treatment of the annuity contracts. Under an Annuity Cross Funding Program we will treat transfers from this Funding Annuity to the Scheduled Purchase Payment Variable Deferred Annuity contract as non-taxable transfers within a single annuity contract for Federal tax purposes only if this Funding Annuity and the Scheduled Purchase Payment Variable Deferred Annuity each satisfy certain requirements upon issue. Our ability to continue to treat transfers from this Funding Annuity to the Scheduled Purchase Payment Variable Deferred Annuity as non-taxable transfers within a single annuity contract for Federal tax purposes may be adversely affected if certain changes are made to either contract after issue. Changing the Annuity Commencement Date for this Funding Annuity and the Scheduled Purchase Payment Variable Deferred Annuity once a Cross Funding Program has begun may have adverse tax consequences, and you should consult a tax adviser before making any such change. In addition, changing the Annuity Commencement Date on this Funding Annuity may cause you to lose your rights to guaranteed minimum income payments under the terms of the Scheduled Purchase Payment Variable Deferred Annuity contract.

                      Both contracts must have the same owner, joint owner if any, Annuitant, and Joint Annuitant, if any. The beneficiaries need not be the same. Changing any owner, Annuitant, or beneficiary may have adverse tax consequences. You should consult a tax adviser before making such a change.

                      This contract permits you for a limited period to return it for a refund as described under the "Return Privilege" section of this prospectus. The Scheduled Purchase Payment Variable Deferred Annuity we offer may also provide a return privilege. You may choose to return either this Funding Annuity, the Scheduled Purchase Payment Variable Deferred Annuity, or both contracts in accordance with the applicable return privilege. Returning either this Funding Annuity or the Scheduled Purchase Payment Variable Deferred Annuity in accordance with the applicable return privilege without also returning the other contact may result in adverse tax consequences and you should consult a tax adviser before returning only one contract.

                      Transfers from the Scheduled Purchase Payment Variable Deferred Annuity to the Funding Annuity are not permitted. While surrender charges applicable to this Funding Annuity may decline over certain periods, amounts transferred from this Funding Annuity to the Scheduled Purchase Payment Variable Deferred Annuity may be subject to surrender charges and/or a market value adjustment (which may be positive or negative) upon a partial withdrawal or surrender from the Scheduled Purchase Payment

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                      Variable Deferred Annuity. The surrender charge
                      applicable to amounts transferred to the Scheduled Purchase Payment Variable Deferred Annuity may be higher than those applicable to such amounts had they remained invested in this Funding Annuity; market value adjustments applicable to amounts transferred to the Scheduled Purchase Payment Variable Deferred Annuity would not have been applicable to such amounts had they remained invested in this Funding Annuity.

                      If you request a partial withdrawal or surrender while participating in an Annuity Cross Funding Program, you must designate whether the partial withdrawal or surrender is to be made from this Funding Annuity or the Scheduled Purchase Payment Variable Deferred Annuity. Surrender charges and any other applicable charges will be assessed according to the provisions of the contract from which the partial withdrawal or surrender is made and as disclosed in the prospectus for that contract. You should be aware that the tax treatment of partial withdrawals or surrenders from either this Funding Annuity contract or the Scheduled Purchase Payment Variable Deferred Annuity Contract will be affected by partial withdrawals or surrenders as well as gains or losses with respect to the other contract. You should consult a tax adviser before requesting partial withdrawals or surrenders from this Funding Annuity or the Scheduled Purchase Payment Variable Deferred Annuity while participating in an Annuity Cross Funding Program.

                      Death benefits will be calculated and paid separately in accordance with the provisions of this Funding Annuity or the Scheduled Purchase Payment Variable Deferred Annuity as the case may be, and as disclosed in the prospectus for the respective contract.


                      Income payments will be calculated and paid according to the provisions of this Funding Annuity and the Scheduled Purchase Payment Variable Deferred Annuity (including the respective annuity tables of such contracts) and the provisions of the respective prospectuses for and administrative procedures applicable to each such contract. However, this Funding Annuity and the Scheduled Purchase Payment Variable Deferred Annuity Contract will be aggregated and treated as one contract for purposes of the tax treatment of such annuity payments. You should consult a tax adviser before requesting annuity payments to start under this Funding Annuity and/or the Scheduled Purchase Payment Variable Deferred Annuity Contract and before commuting any income payments before the payment date for such payment.


                      This discussion of the Annuity Cross Funding Program does not attempt to address the tax and other treatment of every transaction that could be effected under this Funding Annuity or the Scheduled Purchase Payment Variable Deferred Annuity Contract in connection with an Annuity Cross Funding Program. You should consult a tax adviser before you purchase this contract and/or Scheduled Purchase Payment Variable Deferred Annuity Contract in connection with an Annuity Cross Funding Program.

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The Death Benefit

DEATH BENEFIT         If any Annuitant dies before income payments begin,
AT DEATH OF           regardless of whether the Annuitant is also an owner or
ANY ANNUITANT         joint owner of the contract, the amount of proceeds
BEFORE ANNUITY        available for the designated beneficiary is the death
COMMENCEMENT          benefit. Upon receipt of due proof of an Annuitant's
DATE                  death (generally, due proof is a certified copy of the
                      death certificate or a certified copy of the decree of a court of competent jurisdiction as to the finding of death), a death benefit will be paid in accordance with your instructions, subject to distribution rules and termination of contract provisions discussed in the contract and elsewhere in the prospectus.

                      The death benefit choices we offer are:

                        (1) the Basic Death Benefit;

                        (2) the Optional Death Benefit; and

                        (3) the Optional Enhanced Death Benefit.

                      We automatically provide the Basic Death Benefit to you. The Optional Death Benefit and the Optional Enhanced Death Benefit are available to you for an additional charge.

                      The death benefit varies based on:

                        (1) the Annuitant's age on the date the contract is
                            issued;

                        (2) the Annuitant's age on the date of his or her death;

                        (3) the number of contract years that elapse from the
                            date the contract is issued until the date of the Annuitant's death; and

                        (4) whether any premium taxes are due at the time the
                            death benefit is paid.

                      For contracts issued on or after the later of May 15, 2001 or the date on which state insurance authorities approve applicable contract modifications, the Basic Death Benefit will be as follows:

                      If the Annuitant is, or both the Annuitant and the Joint Annuitant are, age 80 or younger at the time the contract is issued, the Basic Death Benefit equals the greatest of:

                        (a) the Contract Value as of the date we receive due
                            proof of death of any Annuitant;

                        (b) the greatest Contract Value as of any contract
                            anniversary up to and including the contract anniversary next following or coincident with the 80th birthday of the older of any Annuitant, plus any purchase payments paid since then,

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                            adjusted for any partial withdrawals (including any
                            surrender charges and any premium tax assessed); and

                       (c) purchase payments accumulated at 5% per contract year until the 80th birthday of the older Annuitant up to a maximum of 200% of purchase payments.

                      Partial withdrawals (including partial withdrawals immediately allocated to a Scheduled Purchase Payment Variable Deferred Annuity through an approved Annuity Cross Funding Program) reduce the death benefit calculated under (b) and (c) proportionately by the same percentage that the partial withdrawal (including any applicable surrender charges and any premium tax assessed) reduce your Contract Value.

                      If any Annuitant is age 81 or older at issue, the Basic Death Benefit, as of the date we receive due proof of death of any Annuitant, equals the greatest of:

                       (a) the Contract Value as the date we receive due proof of death of any Annuitant;

                       (b) the greatest Contract Value as of any contract anniversary up to and including the contract anniversary next following or coincident with the 85th birthday of the older of any Annuitant, plus any purchase payments paid since then, adjusted for any withdrawals and any applicable premium tax; and

                       (c) purchase payments less any partial withdrawals (including any surrender charges and any premium tax assessed).

                      We will adjust the death benefit for partial withdrawals (including partial withdrawals immediately allocated to a Scheduled Purchase Payment Variable Deferred Annuity through an approved Annuity Cross Funding Program) in the same proportion as the percentage that the partial withdrawal (including any surrender charges and any premium taxes assessed) reduces your Contract Value.

                      Please refer to Appendix A in this prospectus for an example of the death benefit calculation.

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                      For contracts issued prior to May 15, 2001 or the date on
                      which state insurance authorities approve applicable contract modifications, the Basic Death Benefit will be as follows:

                      If the Annuitant is, or both the Annuitant and the Joint Annuitant are, age 80 or younger at issue, the Basic Death Benefit equals the greatest of:

                       (a) the Contract Value as of the date we receive due proof of death of any Annuitant;

                       (b)  the sum of (1) minus (2) plus (3), where

                            (1) is the greatest Contract Value as of any
                                contract anniversary up to and including the contract anniversary next following or coincident with the 80th birthday of the older of any Annuitant plus any purchase payments made since then adjusted for any partial withdrawals (including any surrender charges and any premium tax assessed);

                            (2) is the Contract Value on the date of death; and

                            (3) is the Contract Value on the date we receive
                                due proof of death; and

                        (c) the sum of (1) minus (2) plus (3), where:

                            (1) is purchase payments accumulated at 5% per year
                                and credited as of the contract anniversary until the 80th birthday of the older of any Annuitant up to a maximum of 200% of purchase payments;

                            (2) is the Contract Value on the date of death; and

                            (3) is the Contract Value on the date we receive
                                due proof of death.

                        Partial withdrawals (including partial withdrawals immediately allocated to a Scheduled Purchase Payment Variable Deferred Annuity through an approved Annuity Cross Funding Program) reduce (b)(1) and (c)(1) proportionately by the same percentage that the partial withdrawal (including any applicable surrender charges and any premium taxes assessed) reduces your Contract Value.

                      If any Annuitant is older than age 80 at issue, the Basic Death Benefit is equal to the greatest of:

                        (a) the Contract Value as of the date we receive due
                            proof of death of any Annuitant;

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                        (b) the sum of (1) minus (2) plus (3), where:

                            (1) is the greatest Contract Value as of any
                                contract anniversary up to and including the contract anniversary next following or coincident with the 85th birthday of the older of any Annuitant plus any purchase payments made since then adjusted for any partial withdrawals and any premium tax;

                            (2) is the Contract Value on the date of death; and

                            (3) is the Contract Value on the date we receive
                                due proof of death; and

                        (c) the purchase payments less any partial withdrawals.

                        Partial withdrawals (including partial withdrawals immediately allocated to a Scheduled Purchase Payment Variable Deferred Annuity through an approved Annuity Cross Funding Program) reduce (b)(1) proportionally by the same percentage that the partial withdrawal (including any applicable surrender charge and any premium tax assessed) reduces Contract Value.

                      We will adjust the death benefit for partial withdrawals (including partial withdrawals immediately allocated to a Scheduled Purchase Payment Variable Deferred Annuity through an approved Annuity Cross Funding Program) in the same proportion as the percentage that the partial withdrawal (including any surrender charges and any premium tax assessed) reduce your Contract Value.

                      Please refer to Appendix A for an example of the Basic Death Benefit calculation.

OPTIONAL DEATH        The Optional Death Benefit adds an extra feature to the
BENEFIT               Basic Death Benefit. Under the Optional Death Benefit,
                      the amount we pay as of the date we receive due proof of death of any Annuitant will be the greater of:

                         . the Basic Death Benefit; and

                         . the minimum death benefit as of the date we receive
                           due proof of death. The minimum death benefit is the value of purchase payments increased with interest at 6% per contract year up to 200% of purchase payments.

                      Partial withdrawals for each contract year (including partial withdrawals immediately allocated to a Scheduled Purchase Payment Variable Deferred Annuity through an approved Annuity Cross Funding Program) up to 6% of purchase payments, calculated at the time of each partial withdrawal, reduce the minimum death benefit by the same

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                      amount that the partial withdrawal (including any
                      applicable surrender charge and any premium taxes assessed) reduces Contract Value.

                      However, once any partial withdrawal in the current or any prior contract year exceeds 6% of purchase payments made under the contract, all partial withdrawals (including any partial withdrawals immediately allocated to a Scheduled Purchase Payment Variable Deferred Annuity through an approved Annuity Cross Funding Program) from then on will reduce the minimum death benefit proportionately by the same percentage that the partial withdrawals (including any applicable surrender charges and any premium taxes assessed) reduce the Contract Value.

                      You may only elect the Optional Death Benefit when you apply for a contract. Once elected, the benefit remains in effect while your contract is in force until income payments begin, or until the contract anniversary following the date we receive your request to terminate the benefit. If we receive your request within 30 days following any contract anniversary, you may request that the benefit terminate as of that anniversary.

                      The Optional Death Benefit may not be available in all states or markets. In addition, to be eligible for this benefit, neither the Annuitant nor the Joint Annuitant (if applicable) may be older than age 75 at the time of issue, unless we approve a different age. We charge an additional amount for this benefit. We guarantee that this charge will not exceed an annual rate of 0.25% of your Contract Value at the time of deduction. See the "Charges for the Optional Death Benefit" provision of this prospectus.

                      Please refer to Appendix A for an example of the Optional Death Benefit calculation.

OPTIONAL              The Optional Enhanced Death Benefit (which may be
ENHANCED DEATH        referred to as "GE Earnings Protector(R)" in our
BENEFIT               marketing materials) adds an extra feature to our Basic
                      Death Benefit and, if applicable, the Optional Death
                      Benefit.

                      You may only elect the Optional Enhanced Death Benefit at the time of application. Once elected, the benefit will remain in effect while your contract is in force until income payments begin. You cannot otherwise terminate this benefit.

                      We charge you an additional amount for the Optional Enhanced Death Benefit. Currently, this amount is an annual rate of 0.20% of the average of:

                        (1) the Contract Value at the beginning of the previous
                            contract year; and

                        (2) the Contract Value at the end of the previous
                            contract year.

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                      The charge for the Optional Enhanced Death Benefit is
                      taken on each contract anniversary. We guarantee that this charge will not exceed an annual rate of 0.35% of the average Contract Value, as described above. The rate that applies to your contract will be fixed at issue. See the "Charges for the Optional Enhanced Death Benefit" provision.

                      The Optional Enhanced Death Benefit may not be available in all states or markets. In addition, to be eligible for this rider, the Annuitant cannot be older than age 75 at the time of issue unless we approve a different age.

                      The Optional Enhanced Death Benefit varies based on the age of the Annuitant(s) at issue. Your optional Enhanced Death Benefit will never be less than zero.

                      If the Annuitant is age 70 or younger at the date the contract is issued, the Optional Enhanced Death Benefit equals 40% of (a) minus (b), where:

                        (a) is the Contract Value as of the date we receive due
                            proof of death; and

                        (b) purchase payments paid, not previously withdrawn.

                      This death benefit cannot exceed 70% of purchase payments paid adjusted for partial withdrawals. Purchase payments, other than the initial purchase payment, paid within 12 months of death are not included in this calculation.

                      If the Annuitant is older than age 70 at the time the contract is issued, the Optional Enhanced Death Benefit equals 25% of (a) minus (b), where:

                        (a) is the Contract Value on the date we receive due
                            proof of death; and

                        (b) purchase payments paid, not previously withdrawn.

                      This death benefit cannot exceed 40% of purchase payments paid, adjusted for partial withdrawals. Purchase payments, other than the initial purchase payment, paid within 12 months of death are not included in this calculation.

                      Under both age scenarios listed above, we take partial withdrawals (including partial withdrawals immediately allocated to a Scheduled Purchase Payment Variable Deferred Annuity through an approved Annuity Cross Funding Program) first from gain and then from purchase payments paid. For purposes of this benefit, we calculate gain as (a) plus (b) minus (c) minus (d), but not less than zero, where:

                        (a) is the Contract Value on the Valuation Day we
                            receive your partial withdrawal request;

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                        (b) is the total of any partial withdrawals, excluding
                            surrender charges, previously taken;

                        (c) is the total of purchase payments paid; and

                        (d) is the total of any gain previously withdrawn.

                      Please refer to Appendix A for an example of the Optional Enhanced Death Benefit calculation.

                      There are important things you should consider before you purchase the Optional Enhanced Death Benefit. These include:

                         . The Optional Enhanced Death Benefit does not
                           guarantee that any amounts under the benefit will become payable at death. Market declines resulting in your Contract Value being less than your purchase payments paid and not previously withdrawn may result in no Enhanced Death Benefit being payable.

                         . Once you purchase the Optional Enhanced Death
                           Benefit, you cannot terminate it. This means that regardless of any changes in your circumstances, we will continue to assess a charge for the Optional Enhanced Death Benefit.

                         . Please take advantage of the guidance of a qualified
                           financial adviser in evaluating the Optional
                           Enhanced Death Benefit option, as well as the other aspects of the contracts.

WHEN WE               We will calculate the Basic Death Benefit, Optional Death
CALCULATE THE         Benefit, and Optional Enhanced Death Benefit on the date
DEATH BENEFIT         we receive due proof of death at our Home Office. Until
                      we receive complete written instructions satisfactory to us from the beneficiary, the calculated death benefit will remain allocated to the Separate Account and/or
                      Guarantee Account, according to your last instructions.
                      This means that the calculated death benefit will fluctuate with the performance of the Subaccounts in which you are invested.

DEATH OF AN           In certain circumstances, Federal tax law requires that
OWNER OR JOINT        distributions be made under this contract upon the first
OWNER BEFORE          death of:
THE ANNUITY
COMMENCEMENT
DATE

                         . an owner or joint owner; or

                         . the Annuitant or Joint Annuitant (if the owner is a
                           non-natural entity such as a trust or corporation).

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                      At the death of any owner (or any Annuitant, if the owner
                      is a non-natural entity), the person or entity first listed below who is alive or in existence on the date of that death will become the designated beneficiary:

                        (1) owner or joint owners;

                        (2) primary beneficiary;

                        (3) contingent beneficiary; or

                        (4) owner's estate.

                      We then will treat the designated beneficiary as the sole owner of the contract. If there is more than one designated beneficiary, we will treat each one separately in applying the tax law's rules described below.

                      Distribution rules. Distributions required by Federal tax law differ depending on whether the designated beneficiary is the spouse of the deceased owner (or the spouse of the deceased Annuitant, if the contract is owned by a non-natural entity).

                         . Spouses -- If the designated beneficiary is the
                           spouse of the deceased, the spouse may continue the contract as the new owner. If the deceased was the Annuitant and there is no surviving Contingent Annuitant, the spouse will automatically become the new Annuitant. At the death of the spouse, this provision may not be used again, even if the spouse remarries. In such case, the entire interest in the contract will be paid within 5 years of such spouse's death to the beneficiary named by the spouse. If no beneficiary is named, such payment will be made to the spouse's estate. The amount payable will be equal to the death benefit on the date we receive due proof of the Annuitant's death. Any increase in the Contract Value will be allocated to the Subaccounts and/or the Guarantee Account using the purchase payment allocation in effect at that time. Any death benefit payable subsequently (at the death of the new Annuitant) will be calculated as if the spouse had purchased a contract for the new Contract Value on the date we received due proof of death. Any death benefit will be based on the new Annuitant's age as of the date we receive due proof of death of the original owner, rather than the age of the previously deceased Annuitant. All other provisions will continue as if the spouse had purchased the contract on the original Contract Date.

                         . Non-Spouses -- If the designated beneficiary is not
                           the spouse of the deceased person, this contract cannot be continued in force indefinitely. Instead, upon the death of any owner (or Annuitant, if the owner is a non-natural entity), payments

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                           must be made to (or for the benefit of) the
                           designated beneficiary under one of the following payment choices:

                            (1) receive the Surrender Value in a lump sum
                                payment upon receipt of due proof of death (see the "Requesting Payments" provision);

                            (2) receive the Surrender Value at any time during
                                the five year period following the date of death. At the end of the five year period, we will pay in a lump sum payment any Surrender Value still remaining;

                            (3) apply the Surrender Value to provide a monthly
                                income benefit under optional payment plan 1 or
                                2. The first monthly income benefit payment must be made no later than one year after the date of death. Also, the monthly income benefit payment period must be either lifetime of the designated beneficiary or a period not exceeding the designated beneficiary's life expectancy.

                      If no choice is made by the designated beneficiary within 30 days following receipt of due proof of death, we will pay the Surrender Value within 5 years of the date of death. Due proof of death must be provided within 90 days of the date of death. We will not accept any purchase payments after the non-spouse's death. If the designated beneficiary dies before the entire Surrender Value has been distributed, we will pay in a lump sum any Surrender Value still remaining to the person named by the designated beneficiary. If no person is so named, payment will be made to the designated beneficiary's estate.

                      Under payment choices 1 or 2, the contract will terminate upon payment of the entire Surrender Value. Under payment choice 3, this contract will terminate when the Surrender Value is applied to provide a monthly income benefit.

                      Amount of the proceeds: The proceeds we pay will vary, in part, based on the person who dies, as shown below:

                                                        Amount of
                        Person Who Died               Proceeds Paid
            --------------------------------------------------------
            Owner or Joint Owner                     Surrender Value
            (who is not an Annuitant)
            --------------------------------------------------------
            Owner or Joint Owner                     Death Benefit
            (who is an Annuitant)
            --------------------------------------------------------
            Annuitant                                Death Benefit
            --------------------------------------------------------

                      Upon receipt of due proof of death, the designated beneficiary will instruct us how to treat the proceeds subject to the distribution rules discussed above.

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DEATH OF              After income payments begin, if an owner, joint owner,
OWNER, JOINT          Annuitant, or designated beneficiary dies while the
OWNER, OR             contract is in force, payments that are already being
ANNUITANT             made under the contract will be made at least as rapidly
AFTER INCOME          as under the method of distribution in effect at the time
PAYMENTS BEGIN        of such death, notwithstanding any other provision of the
                      contract.


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Income Payments

INCOME                The Annuity Commencement Date is the date income payments
PAYMENTS AND          begin under the contract, provided the Annuitant is still
THE ANNUITY           living on that date. The Annuity Commencement Date may be
COMMENCEMENT          changed in one year increments up until the time income
DATE                  payments begin. You may change the Annuity Commencement
                      Date to any date at least 10 years after the date of the last purchase payment and within one year of the last
                      Annuity Commencement Date. To change the Annuity
                      Commencement Date, send written notice to our Home Office before the Annuity Commencement Date then in effect. We reserve the right to establish a maximum Annuity
                      Commencement Date. If you change the Annuity Commencement
                      Date, the Annuity Commencement Date will then mean the new Annuity Commencement Date you selected. Contracts issued to qualified retirement plans provide for income payments to start on the date and under the option specified by the plan.

                      We will pay a monthly income benefit to the owner beginning on the Annuity Commencement Date provided the Annuitant(s) is still living. We will pay the monthly income benefit in the form of Life Income with 10 Years Certain plan or a Joint Life and Survivor Income with 10 Years Certain plan variable income payments, using the gender (where appropriate) and settlement age of the Annuitant instead of the payee, unless you make another election. As described in your contract, the settlement age may be less than the Annuitant's age. This means that payments may be lower than they would have been without the adjustment. You may also choose to receive the the Surrender Value of your contract on the date immediately preceding the Annuity Commencement Date in a lump sum. See the "Requesting Payments" provision in this prospectus.

                      Payments will continue for the life of the Annuitant under the Life Income with 10 Years Certain plan, if he or she lives longer than 10 years. If the Annuitant dies before the end of 10 years, we will discount the remaining payments for the 10 year period at the same rate used to calculate the monthly income payment. If the remaining payments are variable income payments, we will assume the amount of each payment that we discount equals the payment amount on the date we receive due proof of death. We will pay this discounted amount in a lump sum.

                      Payments will continue for the life of the Surviving Annuitant under the Joint Life and Survivor Life with 10 Years Certain plan, if any Annuitant lives longer than 10 years. If both Annuitants die before the end of 10 years, the remaining payments for the 10 year period will be discounted at the same rate used to calculate the monthly income payment. If the remaining payments are variable income payments, we will assume the amount of each payment that we discount equals the payment amount on the date we receive due proof of death. We will pay the discounted amount in a lump sum.

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                      The contract also provides optional forms of annuity
                      payments, each of which is payable on a fixed basis. Optional Payment Plans 1 and 5 also are available on a variable basis.

                      If you elect fixed income payments, the guaranteed amount payable will be computed using interest at a minimum rate of 3% compounded yearly. We may increase the interest rate, which will increase the amount we pay to you or the payee.

                      If you elect variable income payments, the dollar amount of the first variable income payment will depend on the annuity purchase rates described in your contract for the optional payment plan you choose. These rates vary based on the Annuitant's settlement age and if applicable, gender, and if applicable, upon the settlement age and gender of a second person you designate. Under such tables, the longer the life expectancy of the Annuitant or the longer the period for which we guarantee to make payments under the option, the smaller the amount the first variable income payment will be. After your first income payment, the dollar amount of your income payments will vary based on the investment performance of the Subaccount(s) in which you invest and the contract's assumed interest rate.

                      The assumed interest rate is an assumption we make regarding the investment performance of the Portfolios you select. This rate is simply the total return, after expenses, you need to keep your variable income payments level. We assume an effective annual rate of 3%. This means that if the annualized investment performance, after expenses, of your Subaccounts, measured between the day that the last payment was made and the day on which we are calculating the new payment, is less than 3%, then the dollar amount of your variable income payment will decrease. Conversely, if the annualized investment performance, after expenses, of your Subaccounts, measured between the day that the last payment was made and the day on which we are calculating the new payment, is greater than 3%, then the dollar amount of your income payment will increase.

                      We will make annuity payments monthly unless you elect to receive payments quarterly, semi-annually or annually. Under the monthly income benefit and all of the optional payment plans, if any payment made more frequently than annually would be or becomes less than $100, we reserve the right to reduce the frequency of payments to an interval that would result in each payment being at least $100. If the annual payment payable at maturity is less than $20, we will pay the Surrender Value in a lump sum. See the "Requesting Payments" provision in this prospectus. Upon making such a payment, we will have no future obligation under the contract.

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                      The amount of your income payments will depend on four
                      things:

                         . your Surrender Value on the Valuation Day
                           immediately preceding your Annuity Commencement Date;

                         . the settlement age on the Annuity Commencement Date,
                           and if applicable, the gender of the Annuitant(s);

                         . the specific payment plan you choose; and

                         . if you elect variable income payments, the
                           investment performance of the Portfolios selected.

                      As provided in your contract, we may adjust the age used to determine income payments, and we may deduct premium taxes from your payments.

OPTIONAL              The following optional payment plans are available under
PAYMENT PLANS         the contract:

                          Plan 1 -- Life Income with Period Certain. This option guarantees periodic monthly payments for the lifetime of the payee with a minimum number of years of payments. If the payee lives longer than the minimum period, payments will continue for his or her life. The minimum period can be 10, 15, or 20 years. The payee selects the designated period. If the payee dies during the minimum period, we will discount the amount of the remaining guaranteed payments at the same rate used in calculating income payments. We will pay the discounted amount in a lump sum to the payee's estate, unless otherwise provided.

                          Plan 2 -- Income for a Fixed Period. This option provides for periodic payments to be made for a fixed period not longer than 30 years. Payments can be made annually, semi-annually, quarterly, or monthly. If the payee dies, we will discount the amount of the remaining guaranteed payments to the date of the payee's death at the same rate used in calculating income payments. We will pay the discounted amount in a lump sum to the payee's estate, unless otherwise provided.

                          Plan 3 -- Income of a Definite Amount. This option provides periodic payments of a definite amount to be paid. Payments can be made annually, semi-annually, quarterly, or monthly. The amount paid each year must be at least $120 for each $1,000 of proceeds. Payments will continue until the proceeds are exhausted. The last payment will equal the amount of any unpaid proceeds. If the payee dies,

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                          we will pay the amount of the remaining proceeds with
                          earned interest in a lump sum to the payee's estate, unless otherwise provided.

                          Plan 4 -- Interest Income. This option provides for periodic payments of interest earned from the proceeds left with us. Payments can be made annually, semi-annually, quarterly, or monthly. If the payee dies, we will pay the amount of remaining proceeds and any earned but unpaid interest, in a lump sum to the payee's estate unless otherwise provided. This plan is not available to contracts issued as Qualified Contracts.

                          Plan 5 -- Joint Life and Survivor Income. This option provides for us to make monthly payments to two payees for a guaranteed minimum of 10 years. Each payee must be at least 35 years old when payments begin. Payments will continue as long as either payee is living. If both payees die before the end of the minimum period, we will discount the amount of the remaining payments for the 10-year period at the same rate used in calculating income payments. We will pay the discounted amount in a lump sum to the survivor's estate, unless otherwise provided.

                      If the payee is not a natural person, our consent must be obtained before selecting an optional payment plan. Fixed income payments, if selected, will begin on the date we receive due proof of the Annuitant's death or on the Annuity Commencement Date. Variable income payments will begin within seven days after the date payments would begin under the corresponding fixed option. Payments under Optional Payment Plan 4 (Interest Income) will begin at the end of the first interest period after the date proceeds are otherwise payable.


                      All payments under Optional Payment Plan 2 (Income for a Fixed Period), Optional Payment Plan 3 (Income of a Definite Amount) and Optional Payment Plan 4 (Interest Income) may be redeemed by the payee upon written request to our Home Office. Payments made under Optional Payment Plan 1 (Life Income with Period Certain) and Optional Payment Plan 5 (Joint Life and Survivor Income) are not redeemable. If a request for redemption is received for Optional Payment Plans 2, 3 or 4 in good order, the payment will generally be made within seven days, however, some states require us to reserve the right to defer payments from the Guarantee Account for up to six months from the date we receive the request for payment.


VARIABLE              The monthly amount of your first variable income payment
INCOME                will equal your Surrender Value on the Valuation Day
PAYMENTS              immediately preceding your Annuity Commencement Date,
                      less any premium taxes, multiplied by the monthly payment rate for the payment plan

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                      you choose (at an assumed interest rate of 3%), divided
                      by 1,000. We determine subsequent payments based on Annuity Units.

                      On the Annuity Commencement Date, we determine the number of Annuity Units for each Subaccount. This number will not change unless you make a transfer. On the Annuity Commencement Date, the number of Annuity Units for a Subaccount is the portion of the first payment from that Subaccount divided by the Annuity Unit value for that Subaccount on the day the first payment is due. Each subsequent variable income payment will equal the sum of payments for each Subaccount. The payment for a Subaccount is the number of Annuity Units for that Subaccount multiplied by the Annuity Unit value for that Subaccount seven days before the monthly anniversary of the Annuity Commencement Date.

                      Following the Annuity Commencement Date, the Annuity Unit value of each Subaccount for any Valuation Period will equal the Annuity Unit value for the preceding Valuation Period multiplied by the product of (a) and (b), where:

                        (a) is the net investment factor for the Valuation
                            Period for which we are calculating the Annuity Unit value; and

                        (b) is an assumed interest rate factor equal to
                            .99991902 raised to a power equal to the number of days in the Valuation Period.

                      The assumed interest rate factor in (b) above is the daily equivalent of dividing by one plus the assumed investment interest rate of 3%. We may offer a plan that has a different assumed investment interest rate. If we do, the assumed interest rate factor we use in (b) above would change.

TRANSFERS             If we are making variable income payments, the payee may
AFTER THE             change the Subaccounts from which we are making the
ANNUITY               payments three times each calendar year. The transfer
COMMENCEMENT          will be effective as of the end of the Valuation Period
DATE                  during which we receive the written transfer request at
                      our Home Office. However, we reserve the right to limit the number of transfers, if necessary, for the contract to continue to be treated as an annuity under the Code.
                      We also reserve the right to refuse to execute any transfer if any of the Subaccounts that would be affected by the transfer is unable to purchase or redeem shares of the Portfolio in which the Subaccount invests or if the transfer would adversely affect Annuity Unit values. If the number of Annuity Units remaining in a Subaccount after a transfer is less than 1, we will transfer the remaining balance in addition to the amount requested for the transfer. We will not allow a transfer into any Subaccount unless the number of Annuity Units of that Subaccount after the transfer is

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                      at least 1. The amount of the income payments as of the
                      date of the transfer will not be affected by the transfer. We will not charge for transfers made after the Annuity Commencement Date.

                      We do not permit transfers between the Subaccounts and the Guarantee Account after the Annuity Commencement Date. We also do not permit transfers in the Guarantee Account from one interest rate guarantee period to another interest rate guarantee period.

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Federal Tax Matters

INTRODUCTION          This part of the prospectus discusses the Federal income
                      tax treatment of the contract. The Federal income tax treatment of the contract is complex and sometimes uncertain. The Federal income tax rules may vary with your particular circumstances.

                      This discussion does not address all of the Federal income tax rules that may affect you and your contract. This discussion also does not address other Federal tax consequences, or state or local tax consequences, associated with a contract. As a result, you should always consult a tax adviser about the application of tax rules to your individual situation.

TAXATION OF           This part of the discussion describes some of the Federal
NON-QUALIFIED         income tax rules applicable to Non-Qualified Contracts. A
CONTRACTS             Non-Qualified Contract is a contract not issued in
                      connection with a qualified retirement plan receiving special tax treatment under the Code, such as an individual retirement annuity or a Section 401(k) plan.

                      Tax deferral on earnings. The Federal income tax law generally does not tax any increase in an owner's Contract Value until there is a distribution from the contract. However, certain requirements must be satisfied in order for this general rule to apply, including:

                         . an individual must own the contract (or the tax law
                           must treat the contract as owned by an individual);

                         . the investments of the Separate Account must be
                           "adequately diversified" in accordance with Internal Revenue Service ("IRS") regulations;

                         . the owner's right to choose particular investments
                           for a contract must be limited; and

                         . the contract's Annuity Commencement Date must not
                           occur near the end of the Annuitant's life expectancy.

                      Contracts not owned by an individual -- no tax deferral and loss of interest deduction. As a general rule, the Code does not treat a contract that is owned by an entity (rather than an individual) as an annuity contract for Federal income tax purposes. The entity owning the contract pays tax each year on the excess of the annual increase in Contract Value. Contracts issued to a corporation or a trust are examples of contracts where the owner is currently taxed on the contract's earnings.

                      There are several exceptions to this rule. For example, the Code treats a contract as owned by an individual if the nominal owner is a trust or other entity that holds the

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                      contract as an agent for an individual. However, this
                      exception does not apply in the case of any employer that owns a contract to provide deferred compensation for its employees.

                      In the case of a contract issued after June 8, 1997 to a taxpayer that is not an individual, or a contract held for the benefit of an entity, the entity will lose its deduction for a portion of its otherwise deductible interest expenses. This disallowance does not apply if the nonnatural owner pays tax on the annual increase in the Contract Value. Entities that are considering purchasing the contract, or entities that will benefit from someone else's ownership of a contract, should consult a tax adviser.

                      Investments in the Separate Account must be diversified. For a contract to be treated as an annuity contract for Federal income tax purposes, the investments of the Separate Account must be "adequately diversified." The IRS has issued regulations that prescribe standards for determining whether the investments of the Separate Account, including the assets of each Portfolio in which the Separate Account invests, are adequately diversified. If the Separate Account fails to comply with these diversification standards, the owner could be required to pay tax for the year of such failure and each subsequent year on the untaxed income accumulated in the contract.

                      Although we do not control the investments of all of the Funds (we only indirectly control those of GE Investments Funds, Inc., through an affiliated company), we expect that the Funds will comply with the IRS regulations so that the Separate Account will be considered "adequately diversified."

                      Restrictions on the extent to which an owner can direct the investment of assets. In some circumstances, owners of variable contracts who retain excessive control over the investment of the underlying separate account assets may be treated as the owners of those assets and may be subject to tax on income produced by those assets. Although published guidance in this area does not address certain aspects of the contract, we believe that the owner of a contract should not be treated as the owner of the separate account assets. We reserve the right to modify the contract to bring it into conformity with applicable standards should such modifications be necessary to prevent an owner of the contract from being treated as the owner of the underlying separate account assets.

                      Age at which annuity payments must begin. Federal income tax rules do not expressly identify a particular age by which annuity payments must begin. However, those rules do require that an annuity contract provide for amortization, through annuity payments of the contract's purchase payments and earnings. If annuity payments begin

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                      at a date that the IRS determines does not satisfy these
                      rules, interest and gains under the contract could be taxable each year as they accrue.

                      No guarantees regarding tax treatment. We make no guarantees regarding the tax treatment of any contract or of any transaction involving a contract. However, the remainder of this discussion assumes that your contract will be treated as an annuity contract for Federal income tax purposes and that the tax law will not impose tax on any increase in your Contract Value until there is a distribution from your contract.

                      Partial withdrawals and surrenders. A partial withdrawal occurs when you receive less than the total amount of the Surrender Value. In the case of a partial withdrawal, you will pay tax on the amount you receive to the extent your Contract Value before the partial withdrawal exceeds your "investment in the contract." (This term is explained below.) This income (and all other income from your contract) is ordinary income. The Code imposes a higher rate of tax on ordinary income than it does on capital gains.

                      A surrender occurs when you receive the total amount of the contract's Surrender Value. In the case of a surrender, you will pay tax on the amount you receive to the extent it exceeds your "investment in the contract."

                      Your "investment in the contract" generally equals the total of your purchase payments under the contract, reduced by any amounts you previously received from the contract that you did not include in your income.

                      Your contract imposes charges relating to the death benefit, including any death benefit received due to an optional rider. It is possible that all or a portion of these charges could be treated as withdrawals from the contract.

                      In the case of Systematic Withdrawals, the amount of each Systematic Withdrawal should be considered a distribution and taxed in the same manner as a partial withdrawal from the contract.

                      Assignments and pledges. The Code treats any assignment or pledge of (or agreement to assign or pledge) any portion of your Contract Value as a withdrawal of such amount or portion.

                      Gifting a contract. If you transfer ownership of your contract -- without receiving full and adequate consideration -- to a person other than your spouse (or to your former spouse incident to divorce), you will pay tax on your Contract Value to the extent it exceeds your "investment in the contract." In such a case, the new owner's "investment in the contract" will be increased to reflect the amount included in your income.

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                      Taxation of annuity payments.  The Code imposes tax on a
                      portion of each annuity payment (at ordinary income tax rates) and treats a portion as a nontaxable return of your "investment in the contract." We will notify you annually of the taxable amount of your annuity payment.

                      Pursuant to the Code, you will pay tax on the full amount of your annuity payments once you have recovered the total amount of the "investment in the contract." If annuity payments cease because of the death of the Annuitant(s) and before the total amount of the "investment in the contract" has been recovered, the unrecovered amount generally will be deductible.

                      If proceeds are left with us (Optional Payment Plan 4), they are taxed in the same manner as a surrender. The owner must pay tax currently on the interest credited on these proceeds. This treatment could also apply to Optional Payment Plan 3 if the payee is at an advanced age.

                      Taxation of Cross Funded Annuity Contracts. You may authorize partial withdrawals from this annuity to be applied to satisfy the scheduled installments into the Scheduled Purchase Payment Variable Deferred Annuity. In that event, based on a Private Letter Ruling issued by the IRS on July 30, 2002 (PLR 200243047), we believe that the tax treatment set forth below will apply to Non-Qualified Contracts and we will report relevant transactions to the IRS on the basis that:

                        (1) this Funding Annuity and the Scheduled Purchase
                            Payment Variable Deferred Annuity will be aggregated and treated as a single annuity contract for tax purposes;

                        (2) amounts transferred from this Funding Annuity to
                            the Scheduled Purchase Payment Variable Deferred Annuity will not be treated as a taxable distribution, but instead as a non-taxable transfer of assets within a single variable deferred annuity contract;

                        (3) if amounts are distributed from either this Funding
                            Annuity or the Scheduled Purchase Payment Variable Deferred Annuity before the Annuity Commencement Date, such amounts will be taxed to the extent there is any aggregate gain in this Funding Annuity and the Scheduled Purchase Payment Variable Deferred Annuity; and

                        (4) distributions from this Funding Annuity and the
                            Scheduled Purchase Payment Variable Deferred
                            Annuity beginning on the Annuity Commencement Date will be aggregated and taxed on a pro rata basis.

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                      A portion of each aggregate distribution on or after the
                      Annuity Commencement Date will be treated as a non-taxable return of the aggregate investment in this Funding Annuity and the Scheduled Purchase Payment Variable Deferred Annuity and the remaining portion of such aggregate distribution will be treated as taxable, until all such aggregate investment in this Funding Annuity and the Scheduled Purchase Payment Variable Deferred Annuity has been recovered. After that, all distributions from this Funding Annuity and the Scheduled Purchase Payment Variable Deferred Annuity will be fully taxable.

                      For Non-Qualified Contracts, if the Annuity Commencement Date of this Funding Annuity is changed so that this annuity and the Scheduled Purchase Payment Variable Deferred Annuity have different Annuity Commencement Dates, the resulting tax consequences will be uncertain and possibly less favorable than those set forth above.

                      Except as otherwise required by law, transfers of assets between contracts with different Annuity Commencement Dates and different withdrawals of assets from such contracts will be treated as taxable withdrawals, with gain determined on an aggregate basis in accordance with Code Section 72(e)(11).

                      Taxation of the death benefit. We may distribute amounts from your contract because of the death of an owner, a joint owner, or an Annuitant. The tax treatment of these amounts depends on whether the owner, joint owner, or Annuitant (or Joint Annuitant, if applicable) dies before or after the Annuity Commencement Date.

                      Taxation of Death Benefit if Paid Before the Annuity Commencement Date:

                         . The death benefit is taxed in the same manner as
                           annuity payments if received under an optional payment plan.

                         . If not received under an optional payment plan, the
                           death benefit is taxed in the same manner as a surrender.

                      Taxation of Death Benefit if Paid After the Annuity Commencement Date.

                         . If received in accordance with the existing optional
                           payment plan, the death benefit is excludible from income to the extent that it does not exceed the unrecovered "investment in the contract." All annuity payments in excess of the unrecovered "investment in the contract" are includible in income.

                         . If received in a lump sum, the tax law imposes tax
                           on the death benefit to the extent that it exceeds the unrecovered "investment in the contract."

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                      Penalty taxes payable on partial withdrawals, surrenders,
                      or annuity payments. The Code may impose a penalty tax equal to 10% of the amount of any payment from your contract that is included in your gross income. The Code does not impose the 10% penalty tax if one of several exceptions applies. These exceptions include partial withdrawals and total surrenders or annuity payments that:

                         . you receive on or after you reach age 59 1/2;

                         . you receive because you became disabled (as defined
                           in the tax law);

                         . are received on or after the death of an owner; or

                         . you receive as a series of substantially equal
                           periodic payments (not less frequently than annually) made for the life (or life expectancy) of the taxpayer.

                      It is uncertain whether Systematic Withdrawals will qualify for this last exception. If they do, any modification of the Systematic Withdrawals, including additional withdrawals apart from the Systematic Withdrawals, could result in certain adverse tax consequences. In addition, transfers among the Subaccounts may result in payments not qualifying for this exception.

                      Special rules if you own more than one contract. In certain circumstances, you must combine some or all of the Non-Qualified Contracts you own in order to determine the amount of an annuity payment, a surrender, or a partial withdrawal that you must include in income. For example:

                         . if you purchase a contract offered by this
                           prospectus and also purchase at approximately the same time an immediate annuity, the IRS may treat the two contracts as one contract;

                         . if you purchase two or more deferred annuity
                           contracts from the same life insurance company (or its affiliates) during any calendar year, the Code treats all such contracts as one contract.

                      The effects of such aggregation are not clear. However, it could affect:

                         . the amount of a surrender, a partial withdrawal or
                           an annuity payment that you must include in income;
                           and

                         . the amount that might be subject to the penalty tax.

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SECTION 1035          Under Section 1035 of the Code, the exchange of one
EXCHANGES             annuity contract for another annuity contract generally
                      is not taxed (unless cash is distributed). To qualify as a nontaxable exchange however, certain conditions must be satisfied, e.g., the obligee(s) under the new annuity contract must be the same obligee(s) as under the original contract.

                      Upon the death of a non-spousal joint owner, the contract provides the surviving joint owner with the option of using the proceeds of this contract to purchase a separate annuity contract with terms and values that are substantially similar to those of this contract. Exercise of this option will not qualify as a tax-free exchange under Section 1035.

QUALIFIED             We also designed the contracts for use in connection with
RETIREMENT            certain types of retirement plans that receive favorable
PLANS                 treatment under the Code. Contracts issued to or in
                      connection with retirement plans that receive special tax treatment are called "Qualified Contracts." We may not offer all of the types of Qualified Contracts described, herein in the future. Prospective purchasers should contact our Home Office to learn the availability of Qualified Contracts at any given time.

                      The Federal income tax rules applicable to qualified retirement plans are complex and varied. As a result, this prospectus makes no attempt to provide more than general information about use of the contract with the various types of qualified retirement plans. Persons intending to use the contract in connection with a qualified retirement plan should obtain advice from a tax adviser.

                      Types of Qualified Contracts. The types of Qualified Contracts currently being offered include:

                         . Traditional Individual Retirement Accounts (IRAs)
                           permit individuals to make annual contributions of up to the lesser of a specified dollar amount for the year or the amount of compensation includible in the individual's gross income for the year. Certain employers may establish Simplified Employee Pensions
                           (SEPs), which have higher contribution limits, on behalf of their employees. The Internal Revenue Service has not reviewed the contract for qualification as an IRA, and has not addressed in a ruling of general applicability whether a death benefit provision like the optional death benefit provisions in the contract comport with IRA qualification requirements.

                         . Roth IRAs permit certain eligible individuals to
                           make non-deductible contributions to a Roth IRA. Distributions from a Roth IRA generally are not taxed, except that,

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                           once aggregate distributions exceed contributions to
                           the Roth IRA, income tax and a 10% IRS penalty tax may apply to distributions made: (1) before age
                           591/2 (subject to certain exceptions); or (2) during the five taxable years starting with the year in which the first contribution is made to any Roth
                           IRA. A 10% IRS penalty tax may apply to amounts attributable to a conversion from an IRA if they are distributed during the five taxable years beginning with the year in which the conversion was made.

                         . Corporate pension and profit-sharing plans under
                           Section 401(a) of the Code allow corporate employers to establish various types of retirement plans for employees, and self-employed individuals to establish qualified plans ("H.R. 10 or Keough plans") for themselves and their employees.

                         . 403(b) Plans allow employees of certain tax-exempt
                           organizations and public schools to exclude from their gross income the purchase payments made, within certain limits, to a contract that will provide an annuity for the employee's retirement. Distributions of: (1) salary reduction contributions made in years beginning after December 31, 1988; (2) earnings on those contributions; and (3) earnings on amounts held as of the last year beginning before January 1, 1989, are not allowed prior to age 591/2, severance from employment, death or disability. Salary reduction contributions (but not earnings) may also be distributed upon hardship, but would generally be subject to penalties.

                      Terms of qualified retirement plans and Qualified Contracts. The terms of a qualified retirement plan may affect your rights under a Qualified Contract. When issued in connection with a qualified retirement plan, we will amend a contract as generally necessary to conform to the requirements of the type of plan. However, the rights of any person to any benefits under qualified retirement plans may be subject to the terms and conditions of the plans themselves, regardless of the terms and conditions of the contract. In addition, we are not bound by the terms and conditions of qualified retirement plans to the extent such terms and conditions contradict the contract, unless we consent.

                      Employer qualified plans. Qualified plans sponsored by an employer or employee organization are governed by the provisions of the Code and the Employee Retirement Income Security Act, as amended ("ERISA"). ERISA is administered primarily by the U.S. Department of Labor. The Code and ERISA include requirements that various features be contained in an employer qualified play such as: participation; vesting and funding; nondiscrimination; limits on contributions and benefits; distributions; penalties; duties of fiduciaries; prohibited transactions; and withholding, reporting and disclosure.

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                      In the case of certain qualified plans, if a participant
                      is married at the time benefits become payable, unless the participant elects otherwise with written consent of the spouse, the benefits must be paid in the form of a qualified joint and survivor annuity. A qualified joint and survivor annuity is an annuity payable for the life of the participant with a survivor annuity for the life of the spouse in an amount that is not less than one-half of the amount payable to the participant during his or her lifetime. In addition, a married participant's beneficiary must be the spouse, unless the spouse consents in writing to the designation of a different beneficiary.

                      If this contract is purchased as an investment of a qualified plan, the owner will be either an employee benefit trust or the plan sponsor. Plan participants and beneficiaries will have no ownership rights in the contract. Only the owner, acting through its authorized representative(s) may exercise contract rights. Participants and beneficiaries must look to the plan fiduciaries for satisfaction of their rights to benefits under the terms of the qualified plan.

                      Where a contract is purchased by an employer-qualified plan, we assume no responsibility regarding whether the contract's terms and benefits are consistent with the requirements of the Code and ERISA. It is the responsibility of the employer, plan trustee and plan administrator to satisfy the requirements of the Code and ERISA applicable to the qualified plan. This prospectus does not provide detailed tax or ERISA information. Various tax disadvantages, including penalties, may result from actions that conflict with requirements of the Code or ERISA, and the regulations pertaining to those laws. Federal tax laws and ERISA are continually under review by Congress. Any changes in the laws or in the regulations pertaining to the laws may affect the tax treatment of amounts contributed to employer qualified plans and the fiduciary actions required by ERISA.

                      The death benefit and Qualified Contracts. Pursuant to IRS regulations, IRAs may not invest in life insurance contracts. We do not believe that these regulations prohibit the death benefit, including that provided by any death benefit rider option, from being provided under the contracts when we issue the contracts as Traditional IRAs, Roth IRAs or SIMPLE IRAs. However, the law is unclear and it is possible that the presence of the death benefit under a contract issued as a Traditional IRA, Roth IRA or a SIMPLE IRA could disqualify a contract and result in increased taxes to the owner.

                      It is also possible that the death benefit could be characterized as an incidental death benefit. If the death benefit were so characterized, this could result in currently taxable income to purchasers. In addition, there are limitations on the amount of incidental death benefits that may be provided under qualified retirement plans, such as in connection with a Section 403(b) plan. Even if the death benefit under the contract

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                      were characterized as an incidental death benefit, it is
                      unlikely to violate those limits unless the purchaser also purchases a life insurance contract in connection with such plan.

                      Treatment of Qualified Contracts compared with
                      Non-Qualified Contracts.   Although some of the Federal
                      income tax rules are the same for both Qualified and Non-Qualified Contracts, many of the rules are different. For example:

                         . the Code generally does not impose tax on the
                           earnings under either Qualified or Non-Qualified Contracts until the earnings are distributed;

                         . the Code does not limit the amount of purchase
                           payments and the time at which purchase payments can be made under Non-Qualified Contracts. However, the Code does limit both the amount and frequency of purchase payments made to Qualified Contracts;

                         . the Code does not allow a deduction for purchase
                           payments made for Non-Qualified Contracts, but sometimes allows a deduction or exclusion from income for purchase payments made to a Qualified Contract.

                      The Federal income tax rules applicable to qualified retirement plans and Qualified Contracts vary with the type of plan and contract. For example, Federal tax rules limit the amount of purchase payments that can be made, and the tax deduction or exclusion that may be allowed for the purchase payments. These limits vary depending on the type of qualified retirement plan and the circumstances of the plan participant, e.g., the participant's compensation.

                      Under most qualified retirement plans, the owner must begin receiving payments from the contract in certain minimum amounts by a certain date, generally April 1 following age 70 1/2 for Traditional IRAs and SEPs and April 1 following the later of age 70 1/2 or retirement for other Qualified Contracts. However, these "minimum distribution rules" generally do not apply to a Roth IRA before the owner's death.

                      Amounts received under Qualified Contracts. Federal income tax rules generally include distributions from a Qualified Contract in your income as ordinary income. Purchase payments that are deductible or excludible from income do not create "investment in the contract." Thus, under many Qualified Contracts there will be no "investment in the contract" and you include the total amount you receive in your income. There are exceptions. For example, you do not include amounts received from a Roth IRA if certain conditions are satisfied. In addition, failure to comply with the minimum distribution rules applicable to certain qualified retirement plans, will result in the imposition of an excise tax. This excise tax generally equals 50% of the amount by

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



                      which a minimum required distribution exceeds the actual distribution from the qualified retirement plan.

                      Federal penalty taxes payable on distributions. The Code may impose a penalty tax equal to 10% of the amount of any payment from your Qualified Contract that is includible in your income. The Code does not impose the penalty tax if one of several exceptions apply. The exceptions vary depending on the type of Qualified Contract you purchase. For example, in the case of an IRA, exceptions provide that the penalty tax does not apply to a partial withdrawal, surrender, or annuity payment:

                         . received on or after the owner reaches age 59 1/2;

                         . received on or after the owner's death or because of
                           the owner's disability (as defined in the tax law);

                         . received as a series of substantially equal periodic
                           payments (not less frequently than annually) made for the life (or life expectancy) of the taxpayer; or

                         . received as reimbursement for certain amounts paid
                           for medical care.

                      These exceptions, as well as certain others not described here, generally apply to taxable distributions from other qualified retirement plans. However, the specific requirements of the exception may vary.

                      Moving money from one Qualified Contract or qualified retirement plan to another. Rollovers and transfers: In many circumstances you may move money between Qualified Contracts and qualified retirement plans by means of a rollover or a transfer. Recent legislation has expanded these rollover options, including permitting for the first time the rollover of your after-tax contributions, for distributions made between 2002 and 2011. Special rules apply to such rollovers and transfers. If you do not follow the applicable rules, you may suffer adverse Federal income tax consequences, including paying taxes which you might not otherwise have had to pay. You should always consult a qualified tax adviser before you move or attempt to move assets between any Qualified Contract or plan and another Qualified Contract or plan.

                      Direct rollovers: The direct rollover rules apply to certain payments (called "eligible rollover distributions") from Section 401(a) plans, Section 403(b) plans, H.R. 10 plans and Qualified Contracts used in connection with these types of plans. (The direct rollover rules do not apply to distributions from IRAs.) The direct rollover rules require Federal income tax equal to 20% of the eligible rollover distribution to be withheld from the amount of the distribution, unless the owner elects to have the amount directly transferred to certain Qualified Contracts or plans. Certain restrictions apply to the ability to rollover any after-tax amounts.

                      Prior to receiving an eligible rollover distribution from us, we will provide you with a notice explaining these requirements and the procedure for avoiding 20% withholding by electing a direct rollover.

FEDERAL INCOME        We will withhold and remit to the IRS a part of the
TAX WITHHOLDING       taxable portion of each distribution made under a
                      contract unless the distributee notifies us at or before the time of the distribution that he or she elects not to have any amounts withheld. In certain circumstances, Federal income tax rules may require us to withhold tax.
                      At the time you request a partial withdrawal or surrender, or annuity payment, we will send you forms that explain the withholding requirements.

STATE INCOME TAX      If required by the law of your state, we will also
WITHHOLDING           withhold state income tax from the taxable portion of
                      each distribution made under the contract, unless you make an available election to avoid withholding. If permitted under state law, we will honor your request for voluntary state withholding.

TAX STATUS OF THE     Under existing Federal income tax laws, we do not pay tax
COMPANY               on investment income and realized capital gains of the
                      Separate Account. We do not anticipate that we will incur any Federal income tax liability on the income and gains earned by the Separate Account. We, therefore, do not impose a charge for Federal income taxes. If Federal income tax law changes and we must pay tax on some or all of the income and gains earned by the Separate Account, we may impose a charge against the Separate Account to pay the taxes.

CHANGES IN THE        This discussion is based on the Code, IRS regulations,
LAW                   and interpretations existing on the date of this
                      prospectus. Congress, the IRS, and the courts may modify these authorities, however, sometimes retroactively.

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


Requesting Payments

                      To request a payment, you must provide us with notice in a form satisfactory to us. We will ordinarily pay any partial withdrawal or surrender proceeds from the Separate Account within seven days after receipt at our Home Office of a request in good order. We also will ordinarily make payment of lump sum death benefit proceeds from the Separate Account within seven days from the receipt of due proof of death and all required forms. We will determine payment amounts as of the end of the Valuation Period during which our Home Office receives the payment request or due proof of death and all required forms. State law requires that we reserve the right to defer payments from the Guarantee Account for a partial withdrawal or surrender for up to six months from the date we receive your payment request.

                      In most cases, when we pay the death benefit in a lump sum, we will pay these proceeds either:

                        (1) to your designated beneficiary directly in the form
                            of a check; or

                        (2) by establishing an interest bearing account, called
                            the "GE Secure Access Account," for the designated beneficiary, in the amount of the death benefit.

                      When establishing the GE Secure Access Account we will send the designated beneficiary a checkbook within seven days after we receive all the required documents, and the designated beneficiary will have immediate access to the account simply by writing a check for all or any part of the amount of the death benefit payment. The GE Secure Access Account is part of our General Account. It is not a bank account and it is not insured by the FDIC or any other government agency. As part of our General Account, it is subject to the claims of our creditors. We receive a benefit from all amounts left in the GE Secure Access Account. If we do not receive instructions from the designated beneficiary with regard to the form of death benefit payment, we will automatically establish the GE Secure Access Account.

                      We may delay making a payment from the Subaccount or applying Subaccount value to a payment plan if:

                        (1) the disposal or valuation of the Subaccount is not
                            reasonably practicable because:

                            . the SEC declares that an emergency exists (due to
                              the emergency the disposal or valuation of the Separate Account's assets is not reasonably practicable);

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




                            . the New York Stock Exchange is closed for other
                              than a regular holiday or weekend;

                            . trading is restricted by the SEC; or

                        (2) the SEC, by order, permits postponement of payment
                            to protect our owners.

                      We also may defer making any payments attributable to a check or draft that has not cleared until we are satisfied that the check or draft has been paid by the bank on which it is drawn.

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


Distribution of the Contracts




PRINCIPAL             We have entered into an underwriting agreement with
UNDERWRITER           Capital Brokerage Corporation (doing business in Indiana,
                      Minnesota, New Mexico, and Texas as GE Capital Brokerage
                      Corporation) (collectively, "Capital Brokerage
                      Corporation") for the distribution and sale of the contracts. Pursuant to this agreement, Capital Brokerage
                      Corporation serves as principal underwriter for the contracts, offering them on a continuous basis. Capital
                      Brokerage Corporation is located at 3001 Summer Street,
                      2nd Floor, Stamford, Connecticut 06905.



                      Capital Brokerage Corporation was organized as a corporation under the laws of the state of Washington in 1981 and is an affiliate of ours. Capital Brokerage Corporation is registered as a broker-dealer with the Securities and Exchange Commission under the Securities Exchange Act of 1934, as well as with the securities commissions in the states in which it operates, and is a member of the NASD.



SALES OF THE          Capital Brokerage offers the contracts through registered
CONTRACTS             representatives who are registered with the NASD and with
                      the states in which they do business. More information about Capital Brokerage and the registered representatives is available at http://www.nasdr.com or by calling (800) 289-9999. You also can obtain an investor brochure from NASD Regulation describing its Public Disclosure Program. Registered representatives with Capital Brokerage are also licensed as insurance agents in the states in which they do business and are appointed with the Company.



                      Capital Brokerage Corporation also enters into selling agreements with an affiliated broker-dealer (Terra Securities Corporation) and unaffiliated broker-dealers to sell the contracts. The registered representatives of these selling firms are registered with the NASD and with the states in which they do business, are licensed as insurance agents in the states in which they do business and are appointed with us.



                      We pay compensation to Capital Brokerage Corporation for promotion and sales of the contracts by its registered representatives as well as by affiliated and unaffiliated selling firms. This compensation consists of sales commissions and other cash and non-cash compensation. The
                      maximum commission we may pay is   % of your aggregate
                      purchase payments. The maximum trail commission we may
                      pay is   % of purchase payments received.



                      The maximum commission consists of two
                      parts -- commissions paid to internal and external wholesalers of Capital Brokerage Corporation ("wholesalers" are individuals employed by the Company and registered with Capital Brokerage Corporation that promote the offer and sale of the contracts), and commissions paid to the affiliated and unaffiliated brokerage firm for whom the registered representative that sold your


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




                      contract is employed ("selling firms"). Wholesalers with Capital Brokerage Corporation receive a maximum
                      commission of     % of the
                                                      .



                      After commission is paid to the wholesalers of Capital Brokerage Corporation, a commission is then paid to the
                      selling firm. A maximum commission of     % of the
                                             and a trail commission up to an
                      annual rate of     % of                      is paid to
                      the selling firm. The exact amount of commission paid to the registered representative who sold you your contract is determined by the brokerage firm for whom the representative is employed.



                      The commissions listed above are maximum commissions paid, and therefore such commissions stated above reflect situations where we pay a higher commission for a short period of time for a special promotion.



                      All selling firms receive commissions as described above based on the sale and receipt of purchase payments on the contract. Unaffiliated selling firms receive additional compensation, including marketing allowances and other payments. The maximum marketing allowance paid on the
                      sale of a contract is     % of purchase payments
                      received. At times, Capital Brokerage Corporation may make other cash and non-cash payments to selling firms, (as well as receive payments from selling firms) for expenses relating to the recruitment and training of personnel, periodic sales meetings, the production of promotional sales literature and similar expenses. These expenses may also relate to the synchronization of technology between the Company, Capital Brokerage Corporation and the selling firm in order to coordinate data for the sale and maintenance of the contract. In addition, registered representatives may be eligible for non-cash compensation programs offered by Capital Brokerage Corporation or an affiliated company, such as conferences, trips, prizes and awards. The amount of other cash and non-cash compensation paid by Capital Brokerage Corporation or its affiliated companies ranges significantly among the selling firms. Likewise, the amount received by Capital Brokerage Corporation from the selling firms ranges significantly.



                      Commissions paid on the contracts, including other incentives and payments, are not charged directly to you or to your Contract Value, but indirectly through fees and charges imposed under the contracts.



                      All commissions, special marketing allowances and other payments made or received by Capital Brokerage Corporation to or from selling firms come from or are allocated to the general assets of Capital Brokerage Corporation or one of its affiliated companies. Therefore, regardless of the amount paid or received by Capital Brokerage Corporation or one of its affiliated companies, the amount of expenses you pay under the contract do not vary because of such payments to or from such selling firms.


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





                      Even though your contract costs are not determined based on amounts paid to or received from Capital Brokerage Corporation or the selling firm, the prospect of receiving, or the receipt of, additional compensation as described above may create an incentive for selling firms and/or their registered representative to sell you this product versus a product with respect to which a selling firm does not receive additional compensation, or a lower level of additional compensation. You may wish to take such compensation arrangements into account when considering and evaluating any recommendation relating to the contracts.



                      During 2004, 2003 and 2002, $    , $     million and
                      $     million, respectively was paid to Capital Brokerage
                      Corporation for the sale of contracts in the Separate Account and any new purchase payments received. In 2003, 2002 and 2001, no underwriting commissions were paid to Capital Brokerage Corporation.


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


Additional Information

OWNER                 The obligations to owners under the contracts are ours.
QUESTIONS             Please direct your questions and concerns to us at our
                      Home Office.

RETURN                Within 10 days after you receive the contract (or such
PRIVILEGE             longer period as may be required by applicable law), you
                      may cancel it for any reason by delivering or mailing it postage prepaid, to:

                                GE Life and Annuity Assurance Company
                                        Annuity New Business
                                       6610 West Broad Street
                                      Richmond, Virginia 23230

                      If you cancel your contract, it will be void. Unless state law requires that we return your purchase payments, the amount of the refund you receive will equal the Contract Value as of the Valuation Day our Home Office receives the returned contract plus any adjustments required by applicable law or regulation on the date we receive the contract, but without reduction for any surrender charge. If state law requires that we return your purchase payments, the amount of the refund will equal the purchase payments made less any partial withdrawals you previously made. In certain states, you may have more than 10 days to return the contract for a refund.

STATE                 As a life insurance company organized and operated under
REGULATION            the laws of the Commonwealth of Virginia, we are subject
                      to provisions governing life insurers and to regulation by the Virginia Commissioner of Insurance.

                      Our books and accounts are subject to review and examination by the State Corporation Commission of the Commonwealth of Virginia at all times. That Commission conducts a full examination of our operations at least every five years.

EVIDENCE OF           We may require proof of the age, gender or survival of
DEATH, AGE,           any person or persons before acting on any applicable
GENDER OR             contract provision.
SURVIVAL

RECORDS AND           As presently required by the 1940 Act and applicable
REPORTS               regulations, we are responsible for maintaining all
                      records and accounts relating to the Separate Account. At least once each year, we will send you a report showing information about your contract for the period covered by the report. The report will show the total Contract Value and a breakdown of the assets in each Subaccount and the Guarantee Account. The report also will show purchase payments and charges made during the statement period. We also will send you an annual and a semi-annual report for each portfolio underlying a Subaccount to which you have allocated assets, as required by the 1940 Act. In addition you will receive a written confirmation when you make purchase payments, transfers, or take partial withdrawals.

OTHER                 We have filed a Registration Statement with the SEC,
INFORMATION           under the Securities Act of 1933 as amended, for the
                      contracts being offered by this prospectus. This prospectus does not contain all the information in the Registration Statement, its amendments and exhibits.
                      Please refer to the Registration Statement for further information about the Separate Account, the Company, and the contracts offered. Statements in this prospectus about the content of contracts and other legal instruments are summaries. For the complete text of those contracts and instruments, please refer to those documents as filed with the SEC and available on the SEC's website at http://www.sec.gov.




LEGAL                 We are subject to legal and regulatory actions in the
PROCEEDINGS           ordinary course of our businesses, including class
                      actions. Our pending legal and regulatory actions include proceedings specific to us and others generally applicable to business practices in the industries in which we operate. In our insurance operations, we are or may become subject to class actions and individual suits alleging, among other things, issues relating to sales or underwriting practices, payment of contingent or other sales commissions, claims payment and procedures, product design, disclosure, administration, additional premium charges for premiums paid on a periodic basis, denial or delay of benefits and breaches of fiduciary or other duties to customers. In our investment-related operations, we are or may become subject to litigation involving commercial disputes with counterparties or others and class action and other litigation alleging, among other things, that we made improper or inadequate disclosures in connection with the sale of assets and annuity and investment products or charged excessive or impermissible fees on these products, recommended unsuitable products to customers or breached fiduciary or other duties to customers. We are also subject to litigation arising out of our general business activities such as our contractual and employment relationships. In addition, state insurance regulatory authorities and other authorities regularly make inquiries and conduct investigations concerning our compliance with applicable insurance, investment and other laws and regulations.

                      Plaintiffs in class action and other lawsuits against us may seek very large or indeterminate amounts, including punitive and treble damages. Given the large or indeterminate amounts sought in certain of these matters and the inherent unpredictability of litigation, an adverse outcome in certain matters in addition to those described below could have a material adverse effect on our financial condition or results of operations.



                      We were named as a defendant in a lawsuit, McBride v. Life Insurance Co. of Virginia dba GE Life and Annuity Assurance Co., related to the sale of universal life insurance policies. The complaint was filed on November 1, 2000, in Georgia state court as a class action on behalf of all persons who purchased certain of our universal life insurance policies and alleges improper practices in connection with the sale and administration of universal life policies. The plaintiffs sought unspecified compensatory and punitive damages. On December 1, 2000, we removed the case to the U.S. District Court for the Middle District of Georgia. We have vigorously denied liability with respect to the plaintiff's allegations. Nevertheless, to avoid the risks and costs associated with protracted litigation and to resolve our differences with policyholders, we agreed in principle on October 8, 2003, to settle the case on a nationwide class action basis. The settlement provides benefits to the class, and allows us to continue to serve our customers' needs undistracted by disruptions caused by litigation. The court gave final approval to the settlement on August 12, 2004. In the third quarter of 2003, we accrued $50 million in reserves relating to this litigation, which represents our best estimate of bringing this matter to conclusion. The precise amount of payments in this matter cannot be estimated because they are dependent upon the number of individuals who ultimately will seek relief in the claim form process of the class settlement, the identity of such claimants and whether they are entitled to relief under the settlement terms and the nature of the relief to which they are entitled. That process is currently underway. In addition, approximately 650 class members elected to exclude themselves from the class action settlement. We have been named as a defendant in five lawsuits brought by 41 such individuals. However, we cannot determine at this point whether or how many other class members who have excluded themselves from the class action will initiate individual actions against us, or the effect of such suits or claims, including the five pending cases, on our financial condition, results of operations or reputation.



                      In addition, we were named as a defendant in five lawsuits brought by individuals claiming that William Maynard, one of our former dedicated sales specialists, and Anthony Allen, one of our former independent producers, converted customer monies and engaged in various fraudulent acts. The five cases are, Monger v. Allen, Maynard, and GE Life and Annuity Assurance Company ("GELAAC") (filed October 24, 2003),

                      Warfel v. Allen, Maynard, adVenture Publishing, and GELAAC (filed February 6, 2004), Hanrick v. Allen, Maynard and GELAAC (filed March 10, 2004), Modlin v. Allen, et al. (filed June 17, 2004), and Clark v. Allen, et al. (filed June 25, 2004). The Monger and Hanrick cases have been settled. The remaining three cases are in their preliminary stages and are pending in the state court of Cumberland County, North Carolina. The suits allege that GELAAC failed to properly supervise Allen and Maynard and that GELAAC is responsible for Allen's and Maynard's conduct. Specifically, Warfel alleges breach of contract, conversion, breach of fiduciary duty, fraud, constructive fraud, negligent misrepresentation, negligent supervision and unfair and deceptive trade practices. Modlin and Clark make similar allegations. The total amount allegedly invested by the plaintiffs in the three unresolved actions is approximately $883,000. The plaintiff in Warfel seeks damages of $1.4 million and the plaintiffs in Modlin and Clark seek unspecified compensatory damages. In addition, each plaintiff seeks treble damages, as well as punitive damages of an unspecified amount. In October 2003, Allen and Maynard were arrested and charged with conversion in Cumberland County, North Carolina for allegedly failing to remit $30,000 in premiums that they received from a client to GELAAC. Allen has also been indicted in Cumberland County, North Carolina for converting the funds of numerous other individuals. Although we cannot determine the ultimate outcome of these suits, we do not believe they will have a material effect on our financial condition or results of operations. However, we cannot determine whether any related or similar suits or claims will be asserted against us in the future, or the effect of such suits or claims on our financial condition, results of operations or reputation.



                      Capital Brokerage Corporation, the principal underwriter, is not engaged in any litigation of any material nature.


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Appendix A

The Death Benefit

                      The example of the Basic Death Benefit is for contracts issued on or after May 15, 2001 or the date on which state insurance authorities approve applicable state modifications.

                      The purpose of this example is to show how the Basic Death Benefit works based on purely hypothetical values and is not intended to depict investment performance of the contract.

                      Example:  Assuming an owner:

                        (1) purchases a contract for $100,000;

                        (2) makes no additional purchase payments and takes no
                            partial withdrawals;

                        (3) is not subject to premium taxes; and

                        (4) the Annuitant is age 75 on the Contract Date then:

                                             Purchase
                                             Payments    Basic
                Annuitant's End of Contract Accumulated  Death
                    Age      Year   Value      at 5%    Benefit
                ------------------------------------------------
                    76        1    $103,000  $105,000   $105,000
                    77        2     110,000   110,250    110,250
                    78        3      80,000   115,763    115,763
                    79        4     120,000   121,551    121,551
                    80        5     130,000   127,628    130,000
                    81        6     150,000   127,628    150,000
                    82        7     160,000   127,628    160,000
                    83        8     130,000   127,628    130,000
                ------------------------------------------------

                      Partial withdrawals (including partial withdrawals taken for purposes of allocation to a Scheduled Purchase Payment Variable Deferred Annuity through an approved Annuity Cross Funding Program) will reduce the Basic Death Benefit by the proportion that the partial withdrawal (including any applicable surrender charge and any premium tax assessed) reduces your Contract Value. For example:


                                                  Basic
                               Purchase Contract  Death
                        Date   Payment   Value   Benefit
                       ---------------------------------
                       3/31/05 $10,000  $10,000  $10,000
                       3/31/13           20,000   20,000
                       3/31/14           14,000   10,000
                       ---------------------------------

                      If a partial withdrawal of $7,000 is made on March 31, 2014, the Basic Death Benefit immediately after the partial withdrawal will be $10,000 ($20,000 to $10,000) since the Contract Value is reduced 50% by the partial withdrawal ($14,000 to $7,000). This is true only if the Basic Death Benefit immediately prior to the partial withdrawal (as calculated above) is not the Contract Value on the date we receive due proof of the Annuitant's death. It also assumes that both the Annuitant and Joint Annuitant are younger than age 80 at the time of death, that no surrender charge applies, and that no premium tax applies to the partial withdrawal. This example is based on purely hypothetical values and is not intended to depict investment performance of the contract.


                      The example of the Basic Death Benefit is for contracts issued prior to May 15, 2001 or the date on which state insurance authorities approve applicable contract modifications.

                      The purpose of this example is to show how the Basic Death Benefit works based on purely hypothetical values and is not intended to depict investment performance of the contract.

                      Example:  Assuming an owner:

                        (1) purchases a contract for $100,000;

                        (2) makes no additional purchase payments and takes no
                            partial withdrawals;

                        (3) is not subject to premium taxes;

                        (4) the Annuitant's age is 75 on the Contract Date; and

                        (5) we receive due proof of death on the date of death
                            then:

                                             Purchase
                                             Payments    Basic
                End of Annuitant's Contract Accumulated  Death
                 Year      Age      Value      at 5%    Benefit
                ------------------------------------------------
                  1        76      $103,000  $105,000   $105,000
                  2        77       112,000   110,250    112,000
                  3        78        90,000   115,763    115,763
                  4        79       135,000   121,551    135,000
                  5        80       130,000   127,628    135,000
                  6        81       150,000   127,628    150,000
                  7        82       125,000   127,628    135,000
                  8        83       145,000   127,628    145,000
                ------------------------------------------------

                      Partial withdrawals (including partial withdrawals taken for purposes of allocation to a Scheduled Purchase Payment Variable Deferred Annuity through an approved Annuity

                      Cross Funding Program) will reduce the Basic Death Benefit by the proportion that the partial withdrawal (including any surrender charge) reduces your Contract Value. For example:


                                                  Basic
                               Purchase Contract  Death
                        Date   Payment   Value   Benefit
                       ---------------------------------
                       3/31/05 $10,000  $10,000  $10,000
                       3/31/13      --  $20,000  $20,000
                       3/31/14      --  $14,000  $10,000
                       ---------------------------------



                      If a partial withdrawal of $7,000 is made on March 31, 2014, the Basic Death Benefit immediately after the partial withdrawal will be $10,000 ($20,000 to $10,000) since the Contract Value is reduced 50% by the partial withdrawal ($14,000 to $7,000). (This assumes that the Basic Death Benefit immediately before the partial withdrawal (as calculated above) is not the Contract Value on the date we receive due proof of death (i.e., part "a" under the calculation above). It also assumes that the Annuitant and any Joint Annuitant were both younger than age 80 at issue, that no surrender charge applies, and that no premium tax applies to the partial withdrawal.) This example is based on purely hypothetical values and is not intended to depict investment performance of the contract.


OPTIONAL DEATH        The following example shows how the Optional Death
BENEFIT               Benefit works based on hypothetical values. It is not
                      intended to depict investment performance of the contract. The example assumes that an owner purchases a contract with an Annuitant age 70 at the time of issue.
                      In addition, the example assumes that the:

                        (1) owner purchases the contract for $100,000;

                        (2) contract earns a 0% gross return (-2.69% net of
                            fees for the mortality and expense risk charge, administrative expense charge, underlying Portfolio expenses and the Optional Death Benefit rider);

                        (3) owner makes no additional purchase payments;

                        (4) owner takes annual partial withdrawals equal to 6%
                            of purchase payments; and

                        (5) contract is not subject to premium taxes.

                                    Partial            Optional
                End of Annuitant's Withdrawal Contract  Death
                 Year      Age       Amount    Value   Benefit
                -----------------------------------------------
                           70            --   $100,000 $100,000
                  1        71        $6,000   $ 91,310 $100,000
                  2        72        $6,000   $ 82,854 $100,000
                  3        73        $6,000   $ 74,625 $100,000
                  4        74        $6,000   $ 66,618 $100,000
                  5        75        $6,000   $ 58,826 $100,000
                  6        76        $6,000   $ 51,243 $100,000
                  7        77        $6,000   $ 43,865 $100,000
                  8        78        $6,000   $ 36,685 $100,000
                -----------------------------------------------

                      Partial withdrawals (including partial withdrawals taken for purposes of allocation to a Scheduled Purchase Payment Variable Deferred Annuity through an approved Annuity Cross Funding Program) amounting to 6% or less of purchase payments annually will reduce the Optional Death Benefit on a non pro-rata (dollar-for-dollar) basis. Therefore, in the example above, though a $6,000 partial withdrawal is made at the end of year 1, the Optional Death Benefit rider immediately after the partial withdrawal is still equal to $100,000 since the benefit is reduced only by the same dollar amount of the partial withdrawal.

                      Partial withdrawals (including partial withdrawals taken for purposes of allocation to a Scheduled Purchase Payment Variable Deferred Annuity through an approved Annuity Cross Funding Program) exceeding 6% of purchase payments in any year will reduce the Optional Death Benefit rider on a pro-rata basis (by the proportion that the partial withdrawal, including any surrender charges and any premium taxes assessed) reduces your Contract Value. For example:


                                                 Optional
                               Purchase Contract  Death
                        Date   Payment   Value   Benefit
                       ----------------------------------
                       3/31/05 $10,000  $10,000  $10,000
                       3/31/13      --  $20,000  $20,000
                       3/31/14      --  $14,000  $10,000
                       ----------------------------------



                      Therefore, if a $7,000 partial withdrawal is made on March 31, 2014, the Optional Death Benefit rider immediately after the partial withdrawal will be $10,000 ($20,000 to $10,000) since the Contract Value is reduced 50% by the partial withdrawal ($14,000 to $7,000). This is true only if the Optional Death Benefit immediately prior to the partial withdrawal (as calculated above) is not the Contract Value on the date we receive due proof of the Annuitant's death. It also assumes that no surrender charges and no premium taxes apply to the partial withdrawal.

OPTIONAL              The following example shows how the Optional Enhanced
ENHANCED              Death Benefit works based on purely hypothetical values.
DEATH BENEFIT         It is not intended to depict investment performance of
                      the contract. This example assumes an owner purchases a contract with an Annuitant age 65 at the time of issue, and that he or she takes no partial withdrawals before the Annuitant's death.


                 Purchase Contract           Death   Optional Enhanced
          Date   Payment   Value     Gain   Benefit    Death Benefit
         -------------------------------------------------------------
         8/01/05 $100,000 $100,000 $      0 $100,000      $     0
         8/01/20           300,000  200,000  300,000       70,000
         -------------------------------------------------------------



                      If the Annuitant's death and notification of the death occur on August 1, 2020, the Optional Enhanced Death Benefit will equal $70,000. We determined this amount by multiplying the "gain" ($200,000) by 40%, which results in an amount of $80,000. However, since the Optional Enhanced Death Benefit under this age scenario cannot exceed 70% of the purchase payments paid ($100,000) under this age scenario, the Optional Enhanced Death Benefit in this example will be $70,000.

Appendix B


Condensed Financial Information

The value of an Accumulation Unit is determined on the basis of changes in the per share value of the Portfolios and the assessment of Separate Account charges.

The Accumulation Unit values and the number of Accumulation Units outstanding for each Subaccount for the periods shown are as follows:

                   Each Annuitant age 70 or younger at issue


                                                                                                   Number of
                                                                 Accumulation      Accumulation  Accumulation
                                                                Unit Values at    Unit Values at   Units at
Subaccounts                                                   Beginning of Period End of Period  End of Period Year
-------------------------------------------------------------------------------------------------------------------
AIM Variable Insurance Funds
-------------------------------------------------------------------------------------------------------------------
  AIM V.I. Aggressive Growth Fund -- Series I Shares                $12.47            $13.73              --   2004
                                                                      9.99             12.47              --   2003
                                                                     10.00              9.99              --   2002
-------------------------------------------------------------------------------------------------------------------
  AIM V.I. Basic Value Fund -- Series II Shares                      12.90             14.09         258,935   2004
                                                                     10.00             12.90         105,970   2003
-------------------------------------------------------------------------------------------------------------------
  AIM V.I. Blue Chip Fund -- Series I Shares                         11.95             12.32              --   2004
                                                                      9.70             11.95              --   2003
                                                                     10.00              9.70              --   2002
-------------------------------------------------------------------------------------------------------------------
  AIM V.I. Capital Appreciation Fund -- Series I Shares               5.87              6.16       1,622,308   2004
                                                                      4.60              5.87       1,804,935   2003
                                                                      6.17              4.60       1,662,052   2002
                                                                      8.17              6.17       1,178,042   2001
                                                                     10.00              8.17         182,931   2000
-------------------------------------------------------------------------------------------------------------------
  AIM V.I. Growth Fund -- Series I Shares                             4.31              4.59       1,324,070   2004
                                                                      3.33              4.31       1,407,142   2003
                                                                      4.90              3.33       1,259.858   2002
                                                                      7.52              4.90         860,251   2001
                                                                     10.00              7.52         155,022   2000
-------------------------------------------------------------------------------------------------------------------
  AIM V.I. International Growth Fund -- Series II Shares             10.00             10.63          12,535   2004
-------------------------------------------------------------------------------------------------------------------
  AIM V.I. Premier Equity Fund -- Series I Shares                     6.19              6.45       2,249,523   2004
                                                                      5.02              6.19       2,590,484   2003
                                                                      7.31              5.02       2,944,086   2002
                                                                      8.49              7.31       2,168,360   2001
                                                                     10.00              8.49         418,728   2000
-------------------------------------------------------------------------------------------------------------------
AllianceBernstein Variable Products Series Fund, Inc.
-------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Growth and Income Portfolio -- Class B           10.56             11.57       5,664,956   2004
                                                                      8.11             10.56       6,291,612   2003
                                                                     10.59              8.11       5,560,666   2002
                                                                     10.74             10.59       2,564,812   2001
                                                                     10.00             10.74         111,233   2000
-------------------------------------------------------------------------------------------------------------------
  AllianceBernstein International Value Portfolio -- Class B         10.00             10.54          11,632   2004
-------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Premier Growth Portfolio -- Class B               5.40              5.77       2,271,549   2004
                                                                      4.45              5.40       2,454,099   2003
                                                                      6.53              4.45       2,672,956   2002
                                                                      8.02              6.53       2,070,574   2001
                                                                     10.00              8.02         560,937   2000
-------------------------------------------------------------------------------------------------------------------

                                                                                                       Number of
                                                                     Accumulation      Accumulation  Accumulation
                                                                    Unit Values at    Unit Values at   Units at
Subaccounts                                                       Beginning of Period End of Period  End of Period Year
-----------------------------------------------------------------------------------------------------------------------
AllianceBernstein Variable Products Series Fund, Inc. (continued)
-----------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Small Cap Growth Portfolio -- Class B               $ 7.29            $ 8.22        694,933    2004
                                                                          4.98              7.29        594,269    2003
                                                                          7.44              4.98        441,575    2002
                                                                          8.67              7.44        332,400    2001
                                                                         10.00              8.67         35,167    2000
-----------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Technology Portfolio -- Class B                      13.18             13.64         57,105    2004
                                                                         10.00             13.18         61,807    2003
-----------------------------------------------------------------------------------------------------------------------
American Century Variable Portfolios, Inc.:
-----------------------------------------------------------------------------------------------------------------------
  VP Income & Growth Fund -- Class I                                     12.54             13.95            239    2004
                                                                          9.84             12.54            247    2003
                                                                         10.00              9.84             --    2002
-----------------------------------------------------------------------------------------------------------------------
  VP International Fund -- Class I                                       11.93             13.51             --    2004
                                                                          9.73             11.93             --    2003
                                                                         10.00              9.73             --    2002
-----------------------------------------------------------------------------------------------------------------------
  VP Ultra Fund -- Class I                                               11.85             12.92            152    2004
                                                                          9.63             11.85            119    2003
                                                                         10.00              9.63             --    2002
-----------------------------------------------------------------------------------------------------------------------
  VP Value Fund -- Class I                                               12.62             14.22             --    2004
                                                                          9.94             12.62             --    2003
                                                                         10.00              9.94             --    2002
-----------------------------------------------------------------------------------------------------------------------
Dreyfus
-----------------------------------------------------------------------------------------------------------------------
  Dreyfus Investment Portfolios -- MidCap Stock Portfolio --             12.65             14.26             --    2004
   Initial Shares                                                         9.75             12.65             --    2003
                                                                         10.00              9.75             --    2002
-----------------------------------------------------------------------------------------------------------------------
  Dreyfus Variable Investment Fund -- Money Market Portfolio              9.89              9.80          2,477    2004
                                                                          9.99              9.89             --    2003
                                                                         10.00              9.99             --    2002
-----------------------------------------------------------------------------------------------------------------------
  The Dreyfus Socially Responsible Growth Fund, Inc. -- Initial           5.70              5.97        769,616    2004
   Shares                                                                 4.60              5.70        805,524    2003
                                                                          6.57              4.60        818,129    2002
                                                                          8.61              6.57        675,418    2001
                                                                         10.00              8.61         19,494    2000
-----------------------------------------------------------------------------------------------------------------------
Eaton Vance Variable Trust:
-----------------------------------------------------------------------------------------------------------------------
  VT Floating-Rate Income Fund                                           10.11             10.24        355,159    2004
                                                                          9.97             10.11         76,569    2003
                                                                         10.00              9.97             --    2002
-----------------------------------------------------------------------------------------------------------------------
  VT Worldwide Health Sciences Fund                                      13.32             13.94        178,311    2004
                                                                         10.40             13.32        158,231    2003
                                                                         10.00             10.40             --    2002
-----------------------------------------------------------------------------------------------------------------------
Evergreen Variable Annuity Trust
-----------------------------------------------------------------------------------------------------------------------
  Evergreen VA Omega Fund -- Class 2                                     10.00             10.63          2,802    2004
-----------------------------------------------------------------------------------------------------------------------

                                                                                                      Number of
                                                                    Accumulation      Accumulation  Accumulation
                                                                   Unit Values at    Unit Values at   Units at
Subaccounts                                                      Beginning of Period End of Period  End of Period Year
----------------------------------------------------------------------------------------------------------------------
Federated Insurance Series
----------------------------------------------------------------------------------------------------------------------
  Federated High Income Bond Fund II -- Service Shares                 $11.01            $11.95       1,327,126   2004
                                                                         9.18             11.01       1,277,996   2003
                                                                         9.19              9.18         809,652   2002
                                                                         9.21              9.19         267,415   2001
                                                                        10.00              9.21          33,278   2000
----------------------------------------------------------------------------------------------------------------------
  Federated Kaufman Fund II -- Service Shares                           13.31             15.01         560,782   2004
                                                                        10.00             13.31         342,976   2003
----------------------------------------------------------------------------------------------------------------------
Fidelity Variable Insurance Products Fund
----------------------------------------------------------------------------------------------------------------------
  VIP Asset Manager/SM/ Portfolio -- Service Class 2                    10.00             10.36          48,969   2004
----------------------------------------------------------------------------------------------------------------------
  VIP Contrafund(R) Portfolio -- Service Class 2                         9.09             10.31       4,170,897   2004
                                                                         7.20              9.09       3,764,847   2003
                                                                         8.08              7.20       2,682.748   2002
                                                                         9.38              8.08       1,382,517   2001
                                                                        10.00              9.38         211,423   2000
----------------------------------------------------------------------------------------------------------------------
  VIP Dynamic Capital Appreciation Portfolio -- Service Class 2         11.84             11.81          12,339   2004
                                                                        10.00             11.84           2,147   2003
----------------------------------------------------------------------------------------------------------------------
  VIP Equity-Income Portfolio -- Service Class 2                        10.77             11.80       3,832,777   2004
                                                                         8.41             10.77       3,817,787   2003
                                                                        10.31              8.41       2,766,722   2002
                                                                        11.04             10.31       1,247,800   2001
                                                                        10.00             11.04         109,912   2000
----------------------------------------------------------------------------------------------------------------------
  VIP Growth Portfolio -- Service Class 2                                6.09              6.18       3,501,737   2004
                                                                         4.66              6.09       3,867,958   2003
                                                                         6.79              4.66       3,350,454   2002
                                                                         8.39              6.79       1,934,977   2001
                                                                        10.00              8.39         306,801   2000
----------------------------------------------------------------------------------------------------------------------
  VIP Growth & Income Portfolio -- Service Class 2                       8.73              9.07       1,246,633   2004
                                                                         7.18              8.73       1,296,093   2003
                                                                         8.76              7.18       1,005,224   2002
                                                                         9.78              8.76         566,471   2001
                                                                        10.00              9.78          53,009   2000
----------------------------------------------------------------------------------------------------------------------
  VIP Mid Cap Portfolio -- Service Class 2                              12.28             15.08       4,212,965   2004
                                                                         7.18             12.28       4,191,431   2003
                                                                        10.18              7.18       1,005,224   2002
                                                                        10.71             10.18       1,749,762   2001
                                                                        10.00             10.71         243,434   2000
----------------------------------------------------------------------------------------------------------------------
  VIP Value Strategies Portfolio -- Service Class 2                     10.00             11.27          20,713   2004
----------------------------------------------------------------------------------------------------------------------
Franklin Templeton Variable Insurance Products Trust:
----------------------------------------------------------------------------------------------------------------------
  Franklin Large Cap Growth Securities Fund -- Class 2 Shares           12.31             13.09              --   2004
                                                                         9.85             12.31              --   2003
                                                                        10.00              9.85              --   2002
----------------------------------------------------------------------------------------------------------------------
  Mutual Shares Securities Fund -- Class 2 Shares                       12.07             13.39              --   2004
                                                                         9.79             12.07              --   2003
                                                                        10.00              9.79              --   2002
----------------------------------------------------------------------------------------------------------------------

                                                                                                  Number of
                                                                Accumulation      Accumulation  Accumulation
                                                               Unit Values at    Unit Values at   Units at
Subaccounts                                                  Beginning of Period End of Period  End of Period Year
------------------------------------------------------------------------------------------------------------------
Franklin Templeton Variable Insurance Products Trust: (continued)
------------------------------------------------------------------------------------------------------------------
  Templeton Foreign Securities Fund -- Class 2 Shares              $12.46            $14.55           1,220   2004
                                                                     9.57             12.46           1,243   2003
                                                                    10.00              9.57              --   2002
------------------------------------------------------------------------------------------------------------------
  Templeton Global Asset Allocation Fund -- Class 2 Shares          13.12             14.95              --   2004
                                                                    10.09             13.12              --   2003
                                                                    10.00             10.09             374   2002
------------------------------------------------------------------------------------------------------------------
GE Investments Funds, Inc.
------------------------------------------------------------------------------------------------------------------
  Income Fund                                                       10.86             11.06         870,915   2004
                                                                    10.64             10.86         966,837   2003
                                                                    10.00             10.64         518,423   2002
------------------------------------------------------------------------------------------------------------------
  Mid-Cap Equity Fund (formerly, Mid-Cap Value Equity Fund)         12.34             14.11       2,907,866   2004
                                                                     9.43             12.34       3,087,251   2003
                                                                    11.10              9.43       2,414,851   2002
                                                                    11.23             11.10         952,179   2001
                                                                    10.00             11.23          31,009   2000
------------------------------------------------------------------------------------------------------------------
  Money Market Fund                                                 10.41             10.35       2,478,586   2004
                                                                    10.48             10.41       3,852,162   2003
                                                                    10.49             10.48       4,808,269   2002
                                                                    10.24             10.49       2,491,737   2001
                                                                    10.00             10.24         279,223   2000
------------------------------------------------------------------------------------------------------------------
  Premier Growth Equity Fund                                         8.36              8.81       2,525,176   2004
                                                                     6.58              8.36       2,898,879   2003
                                                                     8.46              6.58       1,851,265   2002
                                                                     9.46              8.46         679,903   2001
                                                                    10.00              9.46          56,621   2000
------------------------------------------------------------------------------------------------------------------
  Real Estate Securities Fund                                       12.49             16.28         608,444   2004
                                                                    10.00             12.49         213,635   2003
------------------------------------------------------------------------------------------------------------------
  S&P 500(R) Index Fund                                              7.55              8.22       8,023,430   2004
                                                                     5.98              7.55       8,649,924   2003
                                                                     7.82              5.98       6,212,679   2002
                                                                     9.04              7.82       3,034,072   2001
                                                                    10.00              9.04         306,192   2000
------------------------------------------------------------------------------------------------------------------
  Small-Cap Value Equity Fund                                       12.77             14.48       2,477,206   2004
                                                                    10.45             12.77       2,484,150   2003
                                                                    12.31             10.45       1,979,892   2002
                                                                    11.37             12.31         603,772   2001
                                                                    10.00             11.37          16,880   2000
------------------------------------------------------------------------------------------------------------------
  Total Return Fund                                                 10.90                                     2004
                                                                    10.00             10.90         614,846   2003
------------------------------------------------------------------------------------------------------------------
  U.S. Equity Fund                                                   8.57              9.13       1,884,506   2004
                                                                     7.06              8.57       2,081,073   2003
                                                                     8.87              7.06       1,679,606   2002
                                                                     9.84              8.87         596,270   2001
                                                                    10.00              9.84          30,567   2000
------------------------------------------------------------------------------------------------------------------

                                                                                                     Number of
                                                                   Accumulation      Accumulation  Accumulation
                                                                  Unit Values at    Unit Values at   Units at
Subaccounts                                                     Beginning of Period End of Period  End of Period Year
---------------------------------------------------------------------------------------------------------------------
GE Investments Funds, Inc. (continued)
---------------------------------------------------------------------------------------------------------------------
  Value Equity Fund                                                   $ 8.86            $ 9.56       1,309,833   2004
                                                                        7.25              8.86        ,290,905   2003
                                                                        8.93              7.25         886,780   2002
                                                                        9.93              8.93         321,742   2001
                                                                       10.00              9.93          16,212   2000
---------------------------------------------------------------------------------------------------------------------
Greenwich Street Series Fund
---------------------------------------------------------------------------------------------------------------------
  Salomon Brothers Variable Aggressive Growth Fund -- Class II         12.57             13.47         122,102   2004
                                                                       10.00             12.57          76,470   2003
---------------------------------------------------------------------------------------------------------------------
Janus Aspen Series
---------------------------------------------------------------------------------------------------------------------
  Balanced Portfolio -- Service Shares                                  9.28              9.90       5,770,002   2004
                                                                        8.28              9.28       6,256,244   2003
                                                                        9.01              8.28       4,985,061   2002
                                                                        9.62              9.01       2,682,847   2001
                                                                       10.00              9.62         280,452   2000
---------------------------------------------------------------------------------------------------------------------
  Capital Appreciation Portfolio -- Service Shares                      6.38              7.41       1,543,318   2004
                                                                        5.39              6.38       1,782,763   2003
                                                                        6.50              5.39       1,974,833   2002
                                                                        8.45              6.50       1,732,144   2001
                                                                       10.00              8.45         524,387   2000
---------------------------------------------------------------------------------------------------------------------
  Global Life Sciences Portfolio -- Service Shares                      7.58              8.53         426,999   2004
                                                                        6.10              7.58         478,853   2003
                                                                        8.79              6.10         559,790   2002
                                                                       10.72              8.79         490,003   2001
                                                                       10.00             10.72         120,366   2000
---------------------------------------------------------------------------------------------------------------------
  Global Technology Portfolio -- Service Shares                         3.45              3.42         963,374   2004
                                                                        2.39              3.45       1,112,740   2003
                                                                        4.11              2.39       1,071,043   2002
                                                                        6.66              4.11         972,418   2001
                                                                       10.00              6.66         284,186   2000
---------------------------------------------------------------------------------------------------------------------
  Growth Portfolio -- Service Shares                                    5.76              5.91       1,455,038   2004
                                                                        4.45              5.76       1,863,544   2003
                                                                        6.16              4.45       2,035,353   2002
                                                                        8.33              6.16       1,965,673   2001
                                                                       10.00              8.33         513,258   2000
---------------------------------------------------------------------------------------------------------------------
  International Growth Portfolio -- Service Shares                      5.92              6.92       1,645,439   2004
                                                                        4.47              5.92       1,930,931   2003
                                                                        6.11              4.47       1,779,802   2002
                                                                        8.10              6.11       1,007,056   2001
                                                                       10.00              8.10         214,995   2000
---------------------------------------------------------------------------------------------------------------------
  Mid Cap Growth Portfolio -- Service Shares                            3.72              4.41       1,906,646   2004
                                                                        2.80              3.72       2,012,209   2003
                                                                        3.96              2.80       2,245,993   2002
                                                                        6.65              3.96       1,979,778   2001
                                                                       10.00              6.65         507,673   2000
---------------------------------------------------------------------------------------------------------------------

                                                                                                                   Number of
                                                                                 Accumulation      Accumulation  Accumulation
                                                                                Unit Values at    Unit Values at   Units at
Subaccounts                                                                   Beginning of Period End of Period  End of Period
-------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Series (continued)
-------------------------------------------------------------------------------------------------------------------------------
  Worldwide Growth Portfolio -- Service Shares                                      $ 5.56            $ 5.72       1,951,656
                                                                                      4.56              5.56       2,228,431
                                                                                      6.23              4.56       2,503,755
                                                                                      8.18              6.23       2,117,193
                                                                                     10.00              8.18         562,276
-------------------------------------------------------------------------------------------------------------------------------
J.P. Morgan Series Trust II:
-------------------------------------------------------------------------------------------------------------------------------
  Bond Portfolio                                                                     10.41             10.69           3,284
                                                                                     10.19             10.41           3,051
                                                                                     10.00             10.19             378
-------------------------------------------------------------------------------------------------------------------------------
  International Equity Portfolio                                                     12.88             15.02             427
                                                                                      9.87             12.88              24
                                                                                     10.00              9.87              --
-------------------------------------------------------------------------------------------------------------------------------
  Mid Cap Value Portfolio                                                            12.97             15.47           2,771
                                                                                     10.16             12.97           1,288
                                                                                     10.00             10.16             368
-------------------------------------------------------------------------------------------------------------------------------
  Small Company Portfolio                                                            12.87             16.13             372
                                                                                      9.61             12.87              --
                                                                                     10.00              9.61              --
-------------------------------------------------------------------------------------------------------------------------------
  U.S. Large Cap Core Equity Portfolio                                               12.39             13.36             449
                                                                                      9.82             12.39              --
                                                                                     10.00              9.82              --
-------------------------------------------------------------------------------------------------------------------------------
Merrill Lynch Variable Series Funds, Inc.
-------------------------------------------------------------------------------------------------------------------------------
  Merrill Lynch Basic Value V.I. Fund -- Class III Shares                            10.00             10.87          53,823
-------------------------------------------------------------------------------------------------------------------------------
  Merrill Lynch Large Cap Growth V.I. Fund -- Class III Shares                       10.00             10.86           3,550
-------------------------------------------------------------------------------------------------------------------------------
  Merrill Lynch Value Opportunities V.I. Fund -- Class III Shares (formerly,
   Merrill Lynch Small Cap Value V.I. Fund)                                          10.00             11.21          30,059
-------------------------------------------------------------------------------------------------------------------------------
MFS(R) Variable Insurance Trust
-------------------------------------------------------------------------------------------------------------------------------
  MFS(R) Investors Growth Stock Series -- Service Class Shares                        5.72              6.14       1,938,611
                                                                                      4.74              5.72       2,370,780
                                                                                      6.66              4.74       2,157,083
                                                                                      8.99              6.66       1,370,095
                                                                                     10.00              8.99         247,509
-------------------------------------------------------------------------------------------------------------------------------
  MFS(R) Investors Trust Series -- Service Class Shares                               7.58              8.30       1,160,042
                                                                                      6.32              7.58       1,311,182
                                                                                      8.14              6.32       1,008,165
                                                                                      9.85              8.14         591,306
                                                                                     10.00              9.85          54,705
-------------------------------------------------------------------------------------------------------------------------------
  MFS(R) New Discovery Series -- Service Class Shares                                 7.39              7.73       1,867,578
                                                                                      5.62              7.39       2,279,851
                                                                                      8.37              5.62       1,656,107
                                                                                      8.97              8.37         643,039
                                                                                     10.00              8.97          94,589
-------------------------------------------------------------------------------------------------------------------------------
  MFS(R) Strategic Income Series -- Service Class Shares                             11.15             11.81              --
                                                                                     10.28             11.15              --
                                                                                     10.00             10.28              --
-------------------------------------------------------------------------------------------------------------------------------





Subaccounts                                                                   Year
----------------------------------------------------------------------------------
Janus Aspen Series (continued)
----------------------------------------------------------------------------------
  Worldwide Growth Portfolio -- Service Shares                                2004
                                                                              2003
                                                                              2002
                                                                              2001
                                                                              2000
----------------------------------------------------------------------------------
J.P. Morgan Series Trust II:
----------------------------------------------------------------------------------
  Bond Portfolio                                                              2004
                                                                              2003
                                                                              2002
----------------------------------------------------------------------------------
  International Equity Portfolio                                              2004
                                                                              2003
                                                                              2002
----------------------------------------------------------------------------------
  Mid Cap Value Portfolio                                                     2004
                                                                              2003
                                                                              2002
----------------------------------------------------------------------------------
  Small Company Portfolio                                                     2004
                                                                              2003
                                                                              2002
----------------------------------------------------------------------------------
  U.S. Large Cap Core Equity Portfolio                                        2004
                                                                              2003
                                                                              2002
----------------------------------------------------------------------------------
Merrill Lynch Variable Series Funds, Inc.
----------------------------------------------------------------------------------
  Merrill Lynch Basic Value V.I. Fund -- Class III Shares                     2004
----------------------------------------------------------------------------------
  Merrill Lynch Large Cap Growth V.I. Fund -- Class III Shares                2004
----------------------------------------------------------------------------------
  Merrill Lynch Value Opportunities V.I. Fund -- Class III Shares (formerly,
   Merrill Lynch Small Cap Value V.I. Fund)                                   2004
----------------------------------------------------------------------------------
MFS(R) Variable Insurance Trust
----------------------------------------------------------------------------------
  MFS(R) Investors Growth Stock Series -- Service Class Shares                2004
                                                                              2003
                                                                              2002
                                                                              2001
                                                                              2000
----------------------------------------------------------------------------------
  MFS(R) Investors Trust Series -- Service Class Shares                       2004
                                                                              2003
                                                                              2002
                                                                              2001
                                                                              2000
----------------------------------------------------------------------------------
  MFS(R) New Discovery Series -- Service Class Shares                         2004
                                                                              2003
                                                                              2002
                                                                              2001
                                                                              2000
----------------------------------------------------------------------------------
  MFS(R) Strategic Income Series -- Service Class Shares                      2004
                                                                              2003
                                                                              2002
----------------------------------------------------------------------------------

                                                                                                    Number of
                                                                  Accumulation      Accumulation  Accumulation
                                                                 Unit Values at    Unit Values at   Units at
Subaccounts                                                    Beginning of Period End of Period  End of Period Year
--------------------------------------------------------------------------------------------------------------------
MFS(R) Variable Insurance Trust (continued)
--------------------------------------------------------------------------------------------------------------------
  MFS(R) Total Return Series -- Service Class Shares                 $11.46            $12.53           2,381   2004
                                                                      10.03             11.46           2,387   2003
                                                                      10.00             10.03              --   2002
--------------------------------------------------------------------------------------------------------------------
  MFS(R) Utilities Series -- Service Class Shares                      7.72              9.87       1,677,092   2004
                                                                       5.78              7.72       1,772,464   2003
                                                                       7.61              5.78       1,379,854   2002
                                                                      10.23              7.61         973,433   2001
                                                                      10.00             10.23           7,405   2000
--------------------------------------------------------------------------------------------------------------------
Nations Separate Account Trust
--------------------------------------------------------------------------------------------------------------------
  Nations Marsico Growth Portfolio                                    12.36             13.76         633,968   2004
                                                                      10.00             12.36         406,446   2003
--------------------------------------------------------------------------------------------------------------------
  Nations Marsico International Opportunities Portfolio               13.39             15.37         630,057   2004
                                                                      10.00             13.39         230,441   2003
--------------------------------------------------------------------------------------------------------------------
Oppenheimer Variable Account Funds
--------------------------------------------------------------------------------------------------------------------
  Oppenheimer Aggressive Growth Fund/VA -- Service Shares             12.00             14.11          39,375   2004
                                                                      10.00             12.00          31,218   2003
--------------------------------------------------------------------------------------------------------------------
  Oppenheimer Balanced Fund/VA -- Service Shares                      10.00             10.95          98,816   2004
--------------------------------------------------------------------------------------------------------------------
  Oppenheimer Capital Appreciation Fund/VA -- Service Shares          12.76             13.40         162,335   2004
                                                                       9.91             12.76         123,947   2003
                                                                      10.00              9.91              --   2002
--------------------------------------------------------------------------------------------------------------------
  Oppenheimer Global Securities Fund/VA -- Service Shares              8.76             10.26       4,391,948   2004
                                                                       6.23              8.76       3,920,479   2003
                                                                       8.14              6.23       2,869.699   2002
                                                                       9.41              8.14       1,175,084   2001
                                                                      10.00              9.41          68,997   2000
--------------------------------------------------------------------------------------------------------------------
  Oppenheimer Main Street Fund/VA -- Service Shares                    7.93              8.52       2,970,641   2004
                                                                       6.37              7.93       3,157,518   2003
                                                                       7.98              6.37       2,417.368   2002
                                                                       9.03              7.98       1,249,865   2001
                                                                      10.00              9.03         114,394   2000
--------------------------------------------------------------------------------------------------------------------
  Oppenheimer Main Street Small Cap Fund/VA -- Service Shares         13.39             15.72         361,665   2004
                                                                       9.43             13.39         153,150   2003
                                                                      10.00              9.43              --   2002
--------------------------------------------------------------------------------------------------------------------
PIMCO Variable Insurance Trust
--------------------------------------------------------------------------------------------------------------------
  Foreign Bond Portfolio (U.S. Dollar Hedged) --                      11.82             12.29         434,475   2004
   Administrative Class Shares                                        11.74             11.82         467,831   2003
                                                                      11.01             11.74         332,618   2002
                                                                      10.39             11.01          60,992   2001
                                                                      10.00             10.39             278   2000
--------------------------------------------------------------------------------------------------------------------
  High Yield Portfolio -- Administrative Class Shares                 11.79             12.72       2,804,221   2004
                                                                       9.74             11.79       3,059,826   2003
                                                                      10.01              9.74       1,559,690   2002
                                                                       9.93             10.01         455,975   2001
                                                                      10.00              9.93          14,696   2000
--------------------------------------------------------------------------------------------------------------------

                                                                                                  Number of
                                                                Accumulation      Accumulation  Accumulation
                                                               Unit Values at    Unit Values at   Units at
Subaccounts                                                  Beginning of Period End of Period  End of Period Year
------------------------------------------------------------------------------------------------------------------
PIMCO Variable Insurance Trust (continued)
------------------------------------------------------------------------------------------------------------------
  Long-Term U.S. Government Portfolio --                           $13.73            $14.54       1,554,613   2004
   Administrative Class Shares                                      13.41             13.73       1,894,983   2003
                                                                    11.58             13.41       2,265,357   2002
                                                                    11.11             11.58         734,864   2001
                                                                    10.00             11.11          46,012   2000
------------------------------------------------------------------------------------------------------------------
  Total Return Portfolio -- Administrative Class Shares             12.55             12.97       7,036,237   2004
                                                                    12.13             12.55       7,871,654   2003
                                                                    11.29             12.13       6,050,692   2002
                                                                    10.58             11.29       1,662,057   2001
                                                                    10.00             10.58          89,120   2000
------------------------------------------------------------------------------------------------------------------
The Prudential Series Fund, Inc.
------------------------------------------------------------------------------------------------------------------
  Jennison Portfolio -- Class II                                    12.12             13.04           9,471   2004
                                                                    10.00             12.12           1,465   2003
------------------------------------------------------------------------------------------------------------------
  Jennison 20/20 Focus Portfolio -- Class II                        12.33             14.01           8,957   2004
                                                                    10.00             12.33           1,058   2003
------------------------------------------------------------------------------------------------------------------
Rydex Variable Trust
------------------------------------------------------------------------------------------------------------------
  OTC Fund                                                           3.35              3.61       1,437,477   2004
                                                                     2.34              3.35       2,012,893   2003
                                                                     3.89              2.34       1,244,185   2002
                                                                     6.09              3.89         985,138   2001
                                                                    10.00              6.09         305,802   2000
------------------------------------------------------------------------------------------------------------------
Salomon Brothers Variable Series Funds Inc
------------------------------------------------------------------------------------------------------------------
  Salomon Brothers Variable All Cap Fund -- Class II                12.93             13.76         256,500   2004
                                                                    10.00             12.93         227,655   2003
------------------------------------------------------------------------------------------------------------------
Scudder Variable Series II
------------------------------------------------------------------------------------------------------------------
  Scudder Technology Growth Portfolio -- Class B Shares             14.98             14.97              39   2004
                                                                    10.40             14.98             115   2003
                                                                    10.00             10.40              --   2002
------------------------------------------------------------------------------------------------------------------
  SVS Dreman High Return Equity Portfolio -- Class B Shares         12.45             13.94              --   2004
                                                                     9.61             12.45              --   2003
                                                                    10.00              9.61              --   2002
------------------------------------------------------------------------------------------------------------------
  SVS Dreman Small Cap Value Portfolio -- Class B Shares            13.42             16.59              --   2004
                                                                     9.62             13.42              --   2003
                                                                    10.00              9.62              --   2002
------------------------------------------------------------------------------------------------------------------
Van Kampen Life Investment Trust:
------------------------------------------------------------------------------------------------------------------
  Comstock Portfolio -- Class II Shares                             10.36             11.99       2,063,852   2004
                                                                     8.05             10.36       1,196,175   2003
                                                                    10.00              8.05         221,211   2002
------------------------------------------------------------------------------------------------------------------
  Emerging Growth Portfolio -- Class II Shares                       9.09              9.56         460,774   2004
                                                                     7.26              9.09         398,198   2003
                                                                    10.00              7.26          74,860   2002
------------------------------------------------------------------------------------------------------------------

                      Each Annuitant over age 70 at issue


                                                                                                   Number of
                                                                 Accumulation      Accumulation  Accumulation
                                                                Unit Values at    Unit Values at   Units at
Subaccounts                                                   Beginning of Period End of Period  End of Period Year
-------------------------------------------------------------------------------------------------------------------
AIM Variable Insurance Funds
-------------------------------------------------------------------------------------------------------------------
  AIM V.I. Aggressive Growth Fund -- Series I Shares                $12.43            $13.67              --   2004
                                                                      9.98             12.43              --   2003
                                                                     10.00              9.98              --   2002
-------------------------------------------------------------------------------------------------------------------
  AIM V.I. Basic Value Fund -- Series II Shares                      12.89             14.04         243,024   2004
                                                                     10.00             12.89          60,892   2003
-------------------------------------------------------------------------------------------------------------------
  AIM V.I. Blue Chip Fund -- Series I Shares                         11.92             12.27              --   2004
                                                                      9.69             11.92              --   2003
                                                                     10.00              9.69              --   2002
-------------------------------------------------------------------------------------------------------------------
  AIM V.I. Capital Appreciation Fund -- Series I Shares               5.83              6.11         739,787   2004
                                                                      4.58              5.83         753,640   2003
                                                                      6.15              4.58         490,960   2002
                                                                      8.16              6.15         409,321   2001
                                                                     10.00              8.16          82,708   2000
-------------------------------------------------------------------------------------------------------------------
  AIM V.I. Growth Fund -- Series I Shares                             4.28              4.55         415,235   2004
                                                                      3.31              4.28         499,360   2003
                                                                      4.88              3.31         429,559   2002
                                                                      7.52              4.88         351,148   2001
                                                                     10.00              7.52         115,989   2000
-------------------------------------------------------------------------------------------------------------------
  AIM V.I. International Growth Fund -- Series II Shares             10.00             10.63           9,877   2004
-------------------------------------------------------------------------------------------------------------------
  AIM V.I. Premier Equity Fund -- Series I Shares                     6.15              6.39         830,798   2004
                                                                      5.00              6.15       1,001,733   2003
                                                                      7.29              5.00       1,063,872   2002
                                                                      8.49              7.29         818,340   2001
                                                                     10.00              8.49         134,888   2000
-------------------------------------------------------------------------------------------------------------------
AllianceBernstein Variable Products Series Fund, Inc.
-------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Growth and Income Portfolio -- Class B           10.49             11.47       2,489,918   2004
                                                                      8.07             10.49              --   2003
                                                                     10.56              8.07       1,951,504   2002
                                                                     10.73             10.56         825,837   2001
                                                                     10.00             10.73          42,936   2000
-------------------------------------------------------------------------------------------------------------------
  AllianceBernstein International Value Portfolio -- Class B         10.00             10.54           4,986   2004
-------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Premier Growth Portfolio -- Class B               5.36              5.71         952,418   2004
                                                                      4.42              5.36       1,076,259   2003
                                                                      6.51              4.42       1,159,015   2002
                                                                      8.01              6.51         813,964   2001
                                                                     10.00              8.01         184,885   2000
-------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Small Cap Growth Portfolio -- Class B             7.24              8.14         185,390   2004
                                                                      4.95              7.24         196,320   2003
                                                                      7.42              4.95         134,844   2002
                                                                      8.66              7.42          62,503   2001
                                                                     10.00              8.66          14,994   2000
-------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Technology Portfolio -- Class B                  13.50             13.94          24,392   2004
                                                                     10.00             13.50          10,640   2003
-------------------------------------------------------------------------------------------------------------------

                                                                                                           Number of
                                                                         Accumulation      Accumulation  Accumulation
                                                                        Unit Values at    Unit Values at   Units at
Subaccounts                                                           Beginning of Period End of Period  End of Period Year
---------------------------------------------------------------------------------------------------------------------------
American Century Variable Portfolios, Inc.:
---------------------------------------------------------------------------------------------------------------------------
  VP Income & Growth Fund -- Class I                                        $12.51            $13.89             --    2004
                                                                              9.83             12.51             --    2003
                                                                             10.00              9.83             --    2002
---------------------------------------------------------------------------------------------------------------------------
  VP International Fund -- Class I                                           11.90             13.45             --    2004
                                                                              9.72             11.90             --    2003
                                                                             10.00              9.72             --    2002
---------------------------------------------------------------------------------------------------------------------------
  VP Ultra Fund -- Class I                                                   11.82             12.86             --    2004
                                                                              9.63             11.82             --    2003
                                                                             10.00              9.63             --    2002
---------------------------------------------------------------------------------------------------------------------------
  VP Value Fund -- Class I                                                   12.59             14.15             --    2004
                                                                              9.93             12.59             --    2003
                                                                             10.00              9.93             --    2002
---------------------------------------------------------------------------------------------------------------------------
Dreyfus
---------------------------------------------------------------------------------------------------------------------------
  Dreyfus Investment Portfolios -- MidCap Stock Portfolio -- Initial         12.62             14.20             --    2004
   Shares                                                                     9.74             12.62             --    2003
                                                                             10.00              9.74             --    2002
---------------------------------------------------------------------------------------------------------------------------
  Dreyfus Variable Investment Fund -- Money Market Portfolio                  9.87              9.75             --    2004
                                                                              9.87              9.87             --    2003
                                                                             10.00              9.98             --    2002
---------------------------------------------------------------------------------------------------------------------------
  The Dreyfus Socially Responsible Growth Fund, Inc. -- Initial               5.66              5.91        118,886    2004
   Shares                                                                     4.57              5.66        137,028    2003
                                                                              6.55              4.57        146,590    2002
                                                                              8.60              6.55        127,492    2001
                                                                             10.00              8.60         32,472    2000
---------------------------------------------------------------------------------------------------------------------------
Eaton Vance Variable Trust:
---------------------------------------------------------------------------------------------------------------------------
  VT Floating-Rate Income Fund                                               10.08             10.19        560,106    2004
                                                                              9.96             10.08        132,120    2003
                                                                             10.00              9.96            208    2002
---------------------------------------------------------------------------------------------------------------------------
  VT Worldwide Health Sciences Fund                                          12.81             13.38         87,810    2004
                                                                             10.03             12.81         61,139    2003
                                                                             10.00             10.03          3,029    2002
---------------------------------------------------------------------------------------------------------------------------
Evergreen Variable Annuity Trust
---------------------------------------------------------------------------------------------------------------------------
  Evergreen VA Omega Fund -- Class 2                                         10.00             10.61            378    2004
---------------------------------------------------------------------------------------------------------------------------
Federated Insurance Series
---------------------------------------------------------------------------------------------------------------------------
  Federated High Income Bond Fund II -- Service Shares                       10.93             11.84        674,150    2004
                                                                              9.13             10.93        705,085    2003
                                                                              9.16              9.13        368,364    2002
                                                                              9.20              9.16        143,887    2001
                                                                             10.00              9.20         13,030    2000
---------------------------------------------------------------------------------------------------------------------------
  Federated Kaufman Fund II -- Service Shares                                13.29             14.96        327,625    2004
                                                                             10.00             13.29        150,615    2003
---------------------------------------------------------------------------------------------------------------------------

                                                                                                      Number of
                                                                    Accumulation      Accumulation  Accumulation
                                                                   Unit Values at    Unit Values at   Units at
Subaccounts                                                      Beginning of Period End of Period  End of Period Year
----------------------------------------------------------------------------------------------------------------------
Fidelity Variable Insurance Products Fund
----------------------------------------------------------------------------------------------------------------------
  VIP Asset Manager/SM/ Portfolio -- Service Class 2                   $10.00            $10.35          28,367   2004
----------------------------------------------------------------------------------------------------------------------
  VIP Contrafund(R) Portfolio -- Service Class 2                         9.03             10.22       2,009,536   2004
                                                                         7.16              9.03       1,707,386   2003
                                                                         8.06              7.16         918,624   2002
                                                                         9.37              8.06         476,256   2001
                                                                        10.00              9.37         144,834   2000
----------------------------------------------------------------------------------------------------------------------
  VIP Dynamic Capital Appreciation Portfolio -- Service Class 2         11.82             11.77          47,213   2004
                                                                        10.00             11.82           1,184   2003
----------------------------------------------------------------------------------------------------------------------
  VIP Equity-Income Portfolio -- Service Class 2                        10.70             11.70       2,170,766   2004
                                                                         8.37             10.70       2,023,475   2003
                                                                        10.28              8.37       1,288,935   2002
                                                                        11.03             10.28         570,855   2001
                                                                        10.00             11.03          40,470   2000
----------------------------------------------------------------------------------------------------------------------
  VIP Growth Portfolio -- Service Class 2                                6.04              6.13       1,558,308   2004
                                                                         4.64              6.04       1,629,161   2003
                                                                         6.77              4.64         974,269   2002
                                                                         8.39              6.77         603,088   2001
                                                                        10.00              8.39          60,848   2000
----------------------------------------------------------------------------------------------------------------------
  VIP Growth & Income Portfolio -- Service Class 2                       8.66              8.99         673,342   2004
                                                                         7.14              8.66         661,374   2003
                                                                         8.74              7.14         503,223   2002
                                                                         9.77              8.74         280,032   2001
                                                                        10.00              9.77          91,832   2000
----------------------------------------------------------------------------------------------------------------------
  VIP Mid Cap Portfolio -- Service Class 2                              12.19             14.94       1,684,293   2004
                                                                         8.97             12.19       1,539,654   2003
                                                                        10.14              8.97         889,218   2002
                                                                        10.70             10.14         403,825   2001
                                                                        10.00             10.70          49,059   2000
----------------------------------------------------------------------------------------------------------------------
  VIP Value Strategies Portfolio -- Service Class 2                     10.00             11.25          19,598   2004
----------------------------------------------------------------------------------------------------------------------
Franklin Templeton Variable Insurance Products Trust:
----------------------------------------------------------------------------------------------------------------------
  Franklin Large Cap Growth Securities Fund -- Class 2 Shares           12.28             13.03              --   2004
                                                                         9.84             12.28              --   2003
                                                                        10.00              9.84              --   2002
----------------------------------------------------------------------------------------------------------------------
  Mutual Shares Securities Fund -- Class 2 Shares                       12.04             13.33              --   2004
                                                                         9.79             12.04              --   2003
                                                                        10.00              9.79              --   2002
----------------------------------------------------------------------------------------------------------------------
  Templeton Foreign Securities Fund -- Class 2 Shares                   12.43             14.48              --   2004
                                                                         9.56             12.43              --   2003
                                                                        10.00              9.56              --   2002
----------------------------------------------------------------------------------------------------------------------
  Templeton Global Asset Allocation Fund -- Class 2 Shares              13.09             14.89              --   2004
                                                                        10.09             13.09              --   2003
                                                                        10.00             10.09              --   2002
----------------------------------------------------------------------------------------------------------------------

                                                                                                     Number of
                                                                   Accumulation      Accumulation  Accumulation
                                                                  Unit Values at    Unit Values at   Units at
Subaccounts                                                     Beginning of Period End of Period  End of Period Year
---------------------------------------------------------------------------------------------------------------------
GE Investments Funds, Inc.
---------------------------------------------------------------------------------------------------------------------
  Income Fund                                                         $10.82            $11.00         769,960   2004
                                                                       10.63             10.82         693,037   2003
                                                                       10.00             10.63         216,173   2002
---------------------------------------------------------------------------------------------------------------------
  Mid-Cap Equity Fund (formerly, Mid-Cap Value Equity Fund)            12.26             13.98       1,211,437   2004
                                                                        9.38             12.26       1,248,595   2003
                                                                       11.06              9.38         785,521   2002
                                                                       11.22             11.06         319,791   2001
                                                                       10.00             11.22          10,023   2000
---------------------------------------------------------------------------------------------------------------------
  Money Market Fund                                                    10.33             10.25       1,359,548   2004
                                                                       10.43             10.33       1,519,238   2003
                                                                       10.46             10.43       1,689,357   2002
                                                                       10.23             10.46         671,871   2001
                                                                       10.00             10.23          76,786   2000
---------------------------------------------------------------------------------------------------------------------
  Premier Growth Equity Fund                                            8.30              8.73       1,196,020   2004
                                                                        6.55              8.30       1,138,946   2003
                                                                        8.44              6.55         454,718   2002
                                                                        9.45              8.44         203,781   2001
                                                                       10.00              9.45          12,182   2000
---------------------------------------------------------------------------------------------------------------------
  Real Estate Securities Fund                                          12.47             16.23         282,415   2004
                                                                       10.00             12.47          75,216   2003
---------------------------------------------------------------------------------------------------------------------
  S&P 500(R) Index Fund                                                 7.50              8.14       3,703,435   2004
                                                                        5.95              7.50       3,607,380   2003
                                                                        7.79              5.95       2,153,221   2002
                                                                        9.04              7.79       1,104,277   2001
                                                                       10.00              9.04         135,750   2000
---------------------------------------------------------------------------------------------------------------------
  Small-Cap Value Equity Fund                                          12.68             14.35         983,471   2004
                                                                       10.39             12.68         917,681   2003
                                                                       12.27             10.39         528,246   2002
                                                                       11.35             12.27         181,000   2001
                                                                       10.00             11.35             154   2000
---------------------------------------------------------------------------------------------------------------------
  Total Return Fund                                                    11.42             12.14       2,389,192   2004
                                                                       10.00             11.42         492,594   2003
---------------------------------------------------------------------------------------------------------------------
  U.S. Equity Fund                                                      8.51              9.05       1,249,399   2004
                                                                        7.02              8.51       1,186,382   2003
                                                                        8.85              7.02         791,025   2002
                                                                        9.83              8.85         374,328   2001
                                                                       10.00              9.83          84,230   2000
---------------------------------------------------------------------------------------------------------------------
  Value Equity Fund                                                     8.79              9.47         683,944   2004
                                                                        7.21              8.79         629,017   2003
                                                                        8.90              7.21         400,281   2002
                                                                        9.92              8.90         172,415   2001
                                                                       10.00              9.92           4,061   2000
---------------------------------------------------------------------------------------------------------------------
Greenwich Street Series Fund
---------------------------------------------------------------------------------------------------------------------
  Salomon Brothers Variable Aggressive Growth Fund -- Class II         12.55             13.42          40,148   2004
                                                                       10.00             12.55          17,895   2003
---------------------------------------------------------------------------------------------------------------------

                                                                                         Number of
                                                       Accumulation      Accumulation  Accumulation
                                                      Unit Values at    Unit Values at   Units at
Subaccounts                                         Beginning of Period End of Period  End of Period Year
---------------------------------------------------------------------------------------------------------
Janus Aspen Series
---------------------------------------------------------------------------------------------------------
  Balanced Portfolio -- Service Shares                    $ 9.21            $ 9.81       2,632,474   2004
                                                            8.24              9.21       2,748,253   2003
                                                            8.98              8.24       1,917,665   2002
                                                            9.61              8.98         972,626   2001
                                                           10.00              9.61         201,522   2000
---------------------------------------------------------------------------------------------------------
  Capital Appreciation Portfolio -- Service Shares          6.33              7.34         500,456   2004
                                                            5.36              6.33         537,768   2003
                                                            6.48              5.36         425,478   2002
                                                            8.44              6.48         362,926   2001
                                                           10.00              8.44         112,111   2000
---------------------------------------------------------------------------------------------------------
  Global Life Sciences Portfolio -- Service Shares          7.53              8.45          95,439   2004
                                                            6.07              7.53         100,391   2003
                                                            8.76              6.07         101,020   2002
                                                           10.71              8.76         103,526   2001
                                                           10.00             10.71          23,012   2000
---------------------------------------------------------------------------------------------------------
  Global Technology Portfolio -- Service Shares             3.43              3.39         256,228   2004
                                                            2.38              3.43         467,996   2003
                                                            4.10              2.38         318,267   2002
                                                            6.65              4.10         185,853   2001
                                                           10.00              6.65          39,046   2000
---------------------------------------------------------------------------------------------------------
  Growth Portfolio -- Service Shares                        5.72              5.86         487,411   2004
                                                            4.42              5.72         585,098   2003
                                                            6.14              4.42         609,116   2002
                                                            8.32              6.14         521,222   2001
                                                           10.00              8.32         129,483   2000
---------------------------------------------------------------------------------------------------------
  International Growth Portfolio -- Service Shares          5.88              6.86         544,891   2004
                                                            4.44              5.88         593,422   2003
                                                            6.09              4.44         447,171   2002
                                                            8.09              6.09         264,963   2001
                                                           10.00              8.09          43,422   2000
---------------------------------------------------------------------------------------------------------
  Mid Cap Growth Portfolio -- Service Shares                3.69              4.37         484,273   2004
                                                            2.79              3.69         488,442   2003
                                                            3.95              2.79         458,916   2002
                                                            6.65              3.95         386,562   2001
                                                           10.00              6.65          82,856   2000
---------------------------------------------------------------------------------------------------------
  Worldwide Growth Portfolio -- Service Shares              5.52              5.67         658,083   2004
                                                            4.54              5.52         831,929   2003
                                                            6.21              4.54         844,883   2002
                                                            8.17              6.21         629,158   2001
                                                           10.00              8.17         118,553   2000
---------------------------------------------------------------------------------------------------------
J.P. Morgan Series Trust II:
---------------------------------------------------------------------------------------------------------
  Bond Portfolio                                           10.38             10.64              --   2004
                                                           10.18             10.38              --   2003
                                                           10.00             10.18              --   2002
---------------------------------------------------------------------------------------------------------
  International Equity Portfolio                           12.85             14.95              --   2004
                                                            9.87             12.85              --   2003
                                                           10.00              9.87              --   2002
---------------------------------------------------------------------------------------------------------

                                                                                                        Number of
                                                                      Accumulation      Accumulation  Accumulation
                                                                     Unit Values at    Unit Values at   Units at
Subaccounts                                                        Beginning of Period End of Period  End of Period Year
------------------------------------------------------------------------------------------------------------------------
J.P. Morgan Series Trust II: (continued)
------------------------------------------------------------------------------------------------------------------------
  Mid Cap Value Portfolio                                                $12.94            $15.40             --    2004
                                                                           9.87             12.94             --    2003
                                                                          10.00              9.87             --    2002
------------------------------------------------------------------------------------------------------------------------
  Small Company Portfolio                                                 12.84             16.05             --    2004
                                                                          10.16             12.84             --    2003
                                                                          10.00             10.16             --    2002
------------------------------------------------------------------------------------------------------------------------
  U.S. Large Cap Core Equity Portfolio                                    12.36             13.30             --    2004
                                                                           9.61             12.36             --    2003
                                                                          10.00              9.61             --    2002
------------------------------------------------------------------------------------------------------------------------
Merrill Lynch Variable Series Funds, Inc.
------------------------------------------------------------------------------------------------------------------------
  Merrill Lynch Basic Value V.I. Fund -- Class III Shares                 10.00             10.86         69,705    2004
------------------------------------------------------------------------------------------------------------------------
  Merrill Lynch Large Cap Growth V.I. Fund -- Class III Shares            10.00             10.85          9,908    2004
------------------------------------------------------------------------------------------------------------------------
  Merrill Lynch Value Opportunities V.I. Fund -- Class III Shares
   (formerly, Merrill Lynch Small Cap Value V.I. Fund)                    10.00             11.20         21,959    2004
------------------------------------------------------------------------------------------------------------------------
MFS(R) Variable Insurance Trust
------------------------------------------------------------------------------------------------------------------------
  MFS(R) Investors Growth Stock Series -- Service Class Shares             5.68              6.09        595,693    2004
                                                                           4.71              5.68        736,265    2003
                                                                           6.64              4.71        576,645    2002
                                                                           8.98              6.64        331,541    2001
                                                                          10.00              8.98         57,669    2000
------------------------------------------------------------------------------------------------------------------------
  MFS(R) Investors Trust Series -- Service Class Shares                    7.53              8.22        519,243    2004
                                                                           6.29              7.53        492,435    2003
                                                                           8.11              6.29        376,910    2002
                                                                           9.84              8.11        241,953    2001
                                                                          10.00              9.84          8,638    2000
------------------------------------------------------------------------------------------------------------------------
  MFS(R) New Discovery Series -- Service Class Shares                      7.34              7.66        563,369    2004
                                                                           5.60              7.34        781,828    2003
                                                                           8.35              5.60        411,289    2002
                                                                           8.96              8.35        155,938    2001
                                                                          10.00              8.96         18,273    2000
------------------------------------------------------------------------------------------------------------------------
  MFS(R) Strategic Income Series -- Service Class Shares                  11.12             11.75             --    2004
                                                                          10.27             11.12             --    2003
                                                                          10.00             10.27             --    2002
------------------------------------------------------------------------------------------------------------------------
  MFS(R) Total Return Series -- Service Class Shares                      11.43             12.47             --    2004
                                                                          10.02             11.43             --    2003
                                                                          10.00             10.02             --    2002
------------------------------------------------------------------------------------------------------------------------
  MFS(R) Utilities Series -- Service Class Shares                          7.66              9.78        758,073    2004
                                                                           5.75              7.66        730,480    2003
                                                                           7.59              5.75        501,656    2002
                                                                          10.22              7.59        303,903    2001
                                                                          10.00             10.22         32,271    2000
------------------------------------------------------------------------------------------------------------------------
Nations Separate Account Trust
------------------------------------------------------------------------------------------------------------------------
  Nations Marsico Growth Portfolio                                        12.34             13.71        459,409    2004
                                                                          10.00             12.34        290,217    2003
------------------------------------------------------------------------------------------------------------------------
  Nations Marsico International Opportunities Portfolio                   13.37             15.32        311,963    2004
                                                                          10.00             13.37        115,018    2003
------------------------------------------------------------------------------------------------------------------------

                                                                                                            Number of
                                                                          Accumulation      Accumulation  Accumulation
                                                                         Unit Values at    Unit Values at   Units at
Subaccounts                                                            Beginning of Period End of Period  End of Period Year
----------------------------------------------------------------------------------------------------------------------------
Oppenheimer Variable Account Funds
----------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Aggressive Growth Fund/VA -- Service Shares                    $11.94            $14.02          32,334   2004
                                                                              10.00             11.94          17,789   2003
----------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Balanced Fund/VA -- Service Shares                              10.00             10.93          92,893   2004
----------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Capital Appreciation Fund/VA -- Service Shares                  12.44             13.04         153,599   2004
                                                                               9.69             12.44          56,951   2003
                                                                              10.00              9.69             100   2002
----------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Global Securities Fund/VA -- Service Shares                      8.70             10.17       1,576,650   2004
                                                                               6.19              8.70       1,142,590   2003
                                                                               8.12              6.19         691,046   2002
                                                                               9.40              8.12         276,877   2001
                                                                              10.00              9.40          35,315   2000
----------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Main Street Fund/VA -- Service Shares                            7.87              8.45       1,334,756   2004
                                                                               6.33              7.87       1,385,950   2003
                                                                               7.95              6.33       1,005,473   2002
                                                                               9.02              7.95         473,200   2001
                                                                              10.00              9.02          73,558   2000
----------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Main Street Small Cap Fund/VA -- Service Shares                 13.32             15.61         299,183   2004
                                                                               9.40             13.32         120,040   2003
                                                                              10.00              9.40              --   2002
----------------------------------------------------------------------------------------------------------------------------
PIMCO Variable Insurance Trust
----------------------------------------------------------------------------------------------------------------------------
  Foreign Bond Portfolio (U.S. Dollar Hedged) -- Administrative Class         11.74             12.18         131,657   2004
   Shares                                                                     11.68             11.74         154,491   2003
                                                                              10.98             11.68          82,184   2002
                                                                              10.38             10.98          16,136   2001
                                                                              10.00             10.38             929   2000
----------------------------------------------------------------------------------------------------------------------------
  High Yield Portfolio -- Administrative Class Shares                         11.70             12.60       1,529,658   2004
                                                                               9.69             11.70       1,522,099   2003
                                                                               9.98              9.69         541,743   2002
                                                                               9.92              9.98         207,597   2001
                                                                              10.00              9.92          11,611   2000
----------------------------------------------------------------------------------------------------------------------------
  Long-Term U.S. Government Portfolio -- Administrative Class                 13.63             14.41       1,080,903   2004
   Shares                                                                     13.35             13.63       1,205,322   2003
                                                                              11.55             13.35       1,088,846   2002
                                                                              11.10             11.55         386,285   2001
                                                                              10.00             11.10          15,494   2000
----------------------------------------------------------------------------------------------------------------------------
  Total Return Portfolio -- Administrative Class Shares                       12.46             12.85       4,038,116   2004
                                                                              12.07             12.46       4,353,956   2003
                                                                              11.26             12.07       2,751,630   2002
                                                                              10.57             11.26         810,937   2001
                                                                              10.00             10.57          58,869   2000
----------------------------------------------------------------------------------------------------------------------------
The Prudential Series Fund, Inc.
----------------------------------------------------------------------------------------------------------------------------
  Jennison Portfolio -- Class II                                              12.11             13.00           4,228   2004
                                                                              10.00             12.11           1,832   2003
----------------------------------------------------------------------------------------------------------------------------
  Jennison 20/20 Focus Portfolio -- Class II                                  12.31             13.97           6,289   2004
                                                                              10.00             12.31           2,027   2003
----------------------------------------------------------------------------------------------------------------------------

                                                                                                  Number of
                                                                Accumulation      Accumulation  Accumulation
                                                               Unit Values at    Unit Values at   Units at
Subaccounts                                                  Beginning of Period End of Period  End of Period Year
------------------------------------------------------------------------------------------------------------------
Rydex Variable Trust
------------------------------------------------------------------------------------------------------------------
  OTC Fund                                                         $ 3.33            $ 3.58         524,995   2004
                                                                     2.33              3.33         825,009   2003
                                                                     3.88              2.33         329,408   2002
                                                                     6.08              3.88         239,875   2001
                                                                    10.00              6.08          82,259   2000
------------------------------------------------------------------------------------------------------------------
Salomon Brothers Variable Series Fund Inc
------------------------------------------------------------------------------------------------------------------
  Salomon Brothers Variable All Cap Fund -- Class 2                 12.91             13.72         216,563   2004
                                                                    10.00             12.91         112,510   2003
------------------------------------------------------------------------------------------------------------------
Scudder Variable Series II
------------------------------------------------------------------------------------------------------------------
  Scudder Technology Growth Portfolio -- Class B Shares             14.94             14.91              --   2004
                                                                    10.40             14.94              --   2003
                                                                    10.00             10.40              --   2002
------------------------------------------------------------------------------------------------------------------
  SVS Dreman High Return Equity Portfolio -- Class B Shares         12.42             13.87              --   2004
                                                                     9.61             12.42              --   2003
                                                                    10.00              9.61              --   2002
------------------------------------------------------------------------------------------------------------------
  SVS Dreman Small Cap Value Portfolio -- Class B Shares            13.38             16.51              --   2004
                                                                     9.61             13.38              --   2003
                                                                    10.00              9.61              --   2002
------------------------------------------------------------------------------------------------------------------
Van Kampen Life Investment Trust:
------------------------------------------------------------------------------------------------------------------
  Comstock Portfolio -- Class II Shares                             10.33             11.92       1,231,035   2004
                                                                     8.03             10.33         667,800   2003
                                                                    10.00              8.03         130,719   2002
------------------------------------------------------------------------------------------------------------------
  Emerging Growth Portfolio -- Class II Shares                       9.06              9.51         179,786   2004
                                                                     7.25              9.06         162,892   2003
                                                                    10.00              7.25          28,218   2002
------------------------------------------------------------------------------------------------------------------

Table of Contents

Statement of Additional Information




                                                                             Page
The Company.................................................................  B-3
The Separate Account........................................................  B-4
Additional Information About the Guarantee Account..........................  B-4
The Contracts...............................................................  B-5
   Transfer of Annuity Units................................................  B-5
   Net Investment Factor....................................................  B-6
Agreements with Distributors and Advisers for the Funds.....................  B-6
Termination of Participation Agreements.....................................  B-7
Calculation of Performance Data.............................................  B-9
   Subaccounts Investing in GE Investments Funds, Inc. -- Money Market Fund
     and the Dreyfus Variable Investment Fund -- Money Market Portfolio.....  B-9
   Other Subaccounts........................................................ B-11
   Other Performance Data................................................... B-13
Tax Matters................................................................. B-13
   Taxation of GE Life and Annuity Assurance Company........................ B-13
   IRS Required Distributions............................................... B-14
General Provisions.......................................................... B-15
   Using the Contracts as Collateral........................................ B-15
   The Beneficiary.......................................................... B-15
   Non-Participating........................................................ B-15
   Misstatement of Age or Gender............................................ B-15
   Incontestability......................................................... B-15
   Statement of Values...................................................... B-15
   Trust as Owner or Beneficiary............................................ B-15
   Written Notice........................................................... B-15
Legal Developments Regarding Employment-Related Benefit Plans............... B-16
Regulation of GE Life and Annuity Assurance Company......................... B-16
Experts..................................................................... B-16
Financial Statements........................................................ B-17


                     GE Life and Annuity Assurance Company
                            6610 West Broad Street
                           Richmond, Virginia 23230

                      A Statement of Additional Information containing more detailed information about the contract and the Separate Account is available free by writing us at the address below or by calling (800) 352-9910.

                      GE Life and Annuity Assurance Company
                      Annuity New Business
                      6610 West Broad Street
                      Richmond, Virginia 23230

                      Please mail a copy of the Statement of Additional Information for the Separate Account Contract Form P1154 4/00 to:

                      Name: ____________________________________________________

                      Address: _________________________________________________
                                                     Street

                      __________________________________________________________
                                      City               State      Zip

                      Signature of Requestor: __________________________________
                                                               Date

                    Statement of Additional Information For
             Flexible Premium Variable Deferred Annuity Contracts

                                Form P1154 4/00

                                  Issued by:
                     GE Life and Annuity Assurance Company
                     GE Life & Annuity Separate Account 4
                            6610 West Broad Street
                           Richmond, Virginia 23230

                       Telephone Number: (800) 352-9910


--------------------------------------------------------------------------------


This Statement of Additional Information is not a prospectus. It should be read in conjunction with the prospectus, dated April 29, 2005, for the Flexible Premium Variable Deferred Annuity Contract issued by GE Life and Annuity Assurance Company through its GE Life & Annuity Separate Account 4. The terms used in the current prospectus for the Flexible Premium Variable Deferred Annuity Contract are incorporated into this Statement of Additional Information.


For a free copy of the prospectus:


Call:     (800) 352-9910

Or write: GE Life and Annuity Assurance Company
          6610 West Broad Street
          Richmond, Virginia 23230

Or visit: www.gefinancialservice.com

Or        contact your financial representative



The date of this Statement of Additional Information is April 29, 2005.


               THIS STATEMENT OF ADDITIONAL INFORMATION IS NOT A
          PROSPECTUS AND SHOULD BE READ ONLY IN CONJUNCTION WITH THE
                PROSPECTUS FOR THE CONTRACT AND THE PORTFOLIOS.

Table of Contents

Statement of Additional Information



               The Company.................................................  B-3

               The Separate Account........................................  B-4

               Additional Information About the Guarantee Account..........  B-4

               The Contracts...............................................  B-5
                  Transfer of Annuity Units................................  B-5
                  Net Investment Factor....................................  B-6

               Agreements with Distributors and Advisers for the Funds.....  B-6

               Termination of Participation Agreements.....................  B-7

               Calculation of Performance Data.............................  B-9
                  Subaccounts Investing in the GE Investments Funds,
                    Inc. -- Money Market Fund and the Dreyfus Variable
                    Investment Fund -- Money Market Portfolio..............  B-9
                  Other Subaccounts........................................ B-11
                  Other Performance Data................................... B-13

               Tax Matters................................................. B-13
                  Taxation of GE Life and Annuity Assurance Company........ B-13
                  IRS Required Distributions............................... B-14

               General Provisions.......................................... B-15
                  Using the Contracts as Collateral........................ B-15
                  The Beneficiary.......................................... B-15
                  Non-Participating........................................ B-15
                  Misstatement of Age or Gender............................ B-15
                  Incontestability......................................... B-15
                  Statement of Values...................................... B-15
                  Trust as Owner or Beneficiary............................ B-15
                  Written Notice........................................... B-16

               Legal Developments Regarding Employment-Related Benefit
               Plans....................................................... B-16

               Regulation of GE Life and Annuity Assurance Company......... B-16

               Experts..................................................... B-16

               Financial Statements........................................ B-17

THE COMPANY           We are a stock life insurance company operating under a
                      charter granted by the Commonwealth of Virginia on March
                      21, 1871 to The Life Insurance Company of Virginia.
                      General Electric Capital Corporation ("GE Capital") acquired us from Aon Corporation on April 1, 1996. GE
                      Capital subsequently contributed us to its wholly owned subsidiary, GE Financial Assurance Holdings, Inc. ("GE
                      Financial Assurance") and ultimately the majority of the outstanding common stock to General Electric Capital
                      Assurance Company ("GECA"). As part of an internal reorganization of GE Financial Assurance's insurance subsidiaries, The Harvest Life Insurance Company
                      ("Harvest") merged into the Company on January 1, 1999.
                      At this time we were renamed GE Life and Annuity
                      Assurance Company. Harvest's former parent, Federal Home
                      Life Insurance Company ("Federal"), received common stock of the Company in exchange for its interest in Harvest.

                      On May 25, 2004, our ultimate parent, General Electric Corporation ("GE"), completed an initial public offering ("IPO") of thirty percent of the shares of Genworth, comprising most of the life and mortgage insurance operations of GE Financial Assurance. On May 24, 2004, GE Financial Assurance contributed to a newly formed company named Genworth Financial, Inc. ("Genworth") its interest in Federal and GELAAC (5,125 and 800 shares respectively). On May 31, 2004, Genworth contributed its interest in Federal and GELAAC to GNA Corp. who in turn contributed the same to GECA. In addition, effective May 31, 2004, Federal paid a stock dividend (3010 shares) of its interest in GELAAC to GECA, which resulted in us being a wholly-owned subsidiary of GECA.

                      All of our outstanding non-voting preferred stock was owned by Brookfield Life Assurance Company Limited ("Brookfield"). Brookfield is wholly-owned direct subsidiary of Genworth.

                      Genworth is a publicly traded company that is majority owned by GE Financial Assurance. GE Financial Assurance is a wholly-owned subsidiary of GE Insurance, Inc. ("GEI"). GEI is a wholly owned subsidiary of GE Capital which in turn is wholly owned, directly or indirectly, by GE.

                      We principally offer annuity contracts, institutional stable value products, and life insurance. We do business in the District of Columbia and all states except New York. Our principal offices are located at 6610 West Broad Street, Richmond, Virginia 23230.

                      We are subject to regulation by the State Corporation Commission of the Commonwealth of Virginia. We file an annual statement with the Virginia Commissioner of Insurance on or before March 1 of each year covering our operations and reporting on our financial condition as of December 31 of the preceding year. Periodically, the Commissioner of Insurance examines our liabilities and reserves and those of the

                      Separate Account and assesses their adequacy, and a full examination of our operations is conducted by the State Corporation Commission, Bureau of Insurance of the Commonwealth of Virginia, at least every five years.

                      We are also subject to the insurance laws and regulation of other states within which we are licensed to operate.

THE SEPARATE          We established the GE Life & Annuity Separate Account 4
ACCOUNT               as a separate investment account on August 19, 1987. The
                      Separate Account is registered with the SEC as a unit investment trust under the Investment Company Act of 1940
                      (the "1940 Act") and meets the definition of a separate account under the Federal securities laws. Registration with the SEC does not involve supervision of the management or investment practices or policies of the Separate Account by the SEC.

ADDITIONAL            Amounts in the Guarantee Account are held in, and are
INFORMATION           part of, our General Account. The General Account
ABOUT THE             consists of our assets other than those allocated to the
GUARANTEE             Separate Account and our other separate accounts. Subject
ACCOUNT               to statutory authority, we have sole discretion over the
                      investment of assets of the General Account. The assets of the General Account are chargeable with liabilities arising out of any business we may conduct.

                      The initial interest rate guarantee period for any allocation you make to the Guarantee Account will be one year or longer. Subsequent interest rate guarantee periods will each be at least one year. We may credit additional rates of interest for specified periods from time to time. We determine the interest rates in our sole discretion. The determination made will be influenced by, but not necessarily correspond to, interest rates available on fixed income investments which we may acquire with the amounts we receive as purchase payments or transfers of assets under the contracts. You will have no direct or indirect interest in these investments. We also will consider other factors in determining interest rates for a guarantee period including, but not limited to, regulatory and tax requirements, sales commissions, and administrative expenses borne by us, general economic trends, and competitive factors. Amounts you allocate to the Guarantee Account will not share in the investment performance of our General Account. We cannot predict or guarantee the level of interest rates in future guarantee periods. However, the interest rates for any interest rate guarantee period will be at least the guaranteed interest rate shown in your contract.

                      We reserve the right to impose restrictions on transfers involving the Guarantee Account. Such restrictions may include permitting transfers from an interest rate guarantee period only during the 30-day period immediately following the end of the guarantee period, limiting the amount of assets available for transfer at any one time to 25% of the allocations to the Guarantee Account plus accrued interest and prohibiting transfers to the Guarantee Account for the six month period following a transfer from the Guarantee Account.

                      For contracts issued on or after the later of September 2, 2003, or the date on which state insurance authorities approve applicable contract modifications, no more than 25% of your Contract Value, as determined at the time of allocation may be allocated to the Guarantee Account. In addition, where permitted by state law, we will refuse new purchase payments or transfers into the Guarantee Account when your assets in the Guarantee Account are equal to or greater than 25% of your Contract Value at the time of allocation.

THE CONTRACTS

TRANSFER OF           At your request, Annuity Units may be transferred three
ANNUITY UNITS         times per calendar year from the Subaccounts in which
                      they are currently held (subject to certain restrictions described in the contract.

                      The number of Annuity Units to be transferred is (a) times (b) divided by (c) where:

                        (a) is the number of Annuity Units in the current
                            Subaccount desired to be transferred;

                        (b) is the Annuity Unit Value for the Subaccount in
                            which the Annuity Units are currently held; and

                        (c) is the Annuity Unit Value for the Subaccount to
                            which the transfer is made.

                      If the number of Annuity Units remaining in a Subaccount after the transfer is less than 1, we will transfer the remaining Annuity Units in addition to the amounts requested. We will not transfer Annuity Units into any Subaccounts unless the number of Annuity Units of that Subaccount after the transfer is at least 1. The amount of the income payment as of the date of the transfer will not be affected by the transfer (however, subsequent variable income payments will reflect the investment experience of the selected Subaccounts).

NET INVESTMENT        The net investment factor measures investment performance
FACTOR                of the Subaccounts during a Valuation Period. Each
                      Subaccount has its own net investment factor. The net investment factor of a Subaccount available under a contract for a Valuation Period is (a) divided by (b) minus (c) where:

                        (a) is the result of:

                            (1) the value of the net assets of that Subaccount
                                at the end of the preceding Valuation Period;
                                plus

                            (2) the investment income and capital gains,
                                realized or unrealized, credited to the net assets of that Subaccount during the Valuation Period for which the net investment factor is being determined; minus

                            (3) the capital losses, realized or unrealized,
                                charged against those assets during the
                                Valuation Period; minus

                            (4) any amount charged against that Subaccount for
                                taxes (this includes any amount we set aside during the Valuation Period as a provision for taxes attributable to the operation or maintenance of that Subaccount); and

                        (b) is the value of the net assets of that Subaccount
                            at the end of the preceding Valuation Period; and

                        (c) is a factor for the Valuation Period representing
                            the mortality and expense risk charge and the administrative expense charge.

                      We will value assets in the Separate Account at their fair market value in accordance with generally accepted accounting practices and applicable laws and regulations.


AGREEMENTS WITH       We have entered into agreements with either the
DISTRIBUTORS AND      investment adviser or distributor of each of the Funds
ADVISERS FOR THE      under which the adviser or distributor pays us a fee
FUNDS                 ordinarily based upon a percentage of the average annual
                      aggregate net amount we have invested in the Portfolio on
                      behalf of the Separate Account and other separate
                      accounts. These percentages differ, and some investment
                      advisers or distributors pay us a greater percentage than
                      other advisers or distributors. The amount received from
                      the advisers and/or the distributors for the assets
                      allocated to the Portfolios from the Separate Account
                      ranges from   % to   %. The agreements reflect
                      administrative services we provide.

TERMINATION OF        The participation agreements pursuant to which the
PARTICIPATION         Portfolios sell their shares to the Separate Account
AGREEMENTS            contain varying provisions regarding termination. The
                      following summarizes those provisions:

                      AIM Variable Insurance Funds. This agreement may be terminated by the parties on six months' advance written notice.

                      AllianceBernstein Variable Products Series Fund,
                      Inc. This agreement may be terminated by the parties on six months' advance written notice.

                      American Century Variable Portfolios, Inc. This agreement may be terminated by either party upon 180 days' prior written notice to the other party.

                      Dreyfus. This agreement may be terminated by the parties on six months' advance written notice.

                      Eaton Vance Variable Trust. This agreement may be terminated by the parties on six months' advance written notice.

                      Evergreen Variable Annuity Trust. This agreement may be terminated by the parties on six months' advance written notice.

                      Federated Insurance Series. This agreement may be terminated by the parties on six months' advance written notice.

                      Fidelity Variable Insurance Products Fund ("The
                      Fund"). These agreements provide for termination (1) on one year's advance notice by either party, (2) at the Company's option if shares of the Fund are not reasonably available to meet requirements of the contracts, (3) at the option of either party if certain enforcement proceedings are instituted against the other, (4) upon vote of the contractowners to substitute shares of another mutual fund, (5) at the Company's option if shares of the Fund are not registered, issued, or sold in accordance with applicable laws, or if the Fund ceases to qualify as a regulated investment company under the Code,
                      (6) at the option of the Fund or its principal underwriter if it determines that the Company has suffered material adverse changes in its business or financial condition or is the subject of material adverse publicity, (7) at the option of the Company if the Fund has suffered material adverse changes in its business or financial condition or is the subject of material adverse publicity, or (8) at the option of the Fund or its principal underwriter if the Company decides to make another mutual fund available as a funding vehicle for its contracts.

                      Franklin Templeton Variable Insurance Trust. This agreement may be terminated by the parties on six months' advance written notice.

                      GE Investments Funds, Inc. This agreement may be terminated at the option of any party upon six months' written notice to the other parties, unless a shorter time is agreed to by the parties.

                      Greenwich Street Series Fund. This agreement may be terminated by the parties on six months' advance written notice, unless a shorter time is agreed to by the parties.

                      Janus Aspen Series. This agreement may be terminated by the parties on six months' advance written notice.

                      J.P. Morgan Series Trust II. This agreement may be terminated by the parties upon 180 days' notice unless a shorter time is agreed to by the parties.

                      Merrill Lynch Variable Series Funds, Inc. This agreement may be terminated by the parties on six months' advance written notice.

                      MFS(R) Variable Insurance Trust. This agreement may be terminated by the parties on six months' advance written notice.

                      Nations Separate Account Trust. This agreement may be terminated by the parties on six months' advance written notice.

                      Oppenheimer Variable Account Funds. This agreement may be terminated by the parties on six months' advance written notice.

                      PIMCO Variable Insurance Trust. This agreement may be terminated by the parties on six months' advance written notice, unless a shorter time is agreed to by the parties.

                      The Prudential Series Fund, Inc. This agreement may be terminated by the parties on six months' advance written notice, unless a shorter time is agreed to by the parties.

                      Rydex Variable Trust. This agreement may be terminated by the parties on six months' advance written notice.

                      Salomon Brothers Variable Series Fund Inc. The agreement may be terminated by the parties on six months' advance written notice, unless a shorter time is agreed upon by the parties.

                      Scudder Variable Series II. The agreement may be terminated by the parties on three months' advance written notice.

                      Van Kampen Life Investment Trust. This agreement may be terminated by the parties on 60 days' advance written notice.

CALCULATION OF        From time to time, we may disclose total return, yield,
PERFORMANCE           and other performance data for the Subaccounts pertaining
DATA                  to the contracts. Such performance data will be computed,
                      or accompanied by performance data computed, in accordance with the standards defined by the SEC and the NASD.

                      The calculations of yield, total return, and other performance data do not reflect the effect of any premium tax that may be applicable to a particular contract. Premium taxes currently range from 0% to 3.5% of purchase payments and are generally based on the rules of the state in which you reside.

SUBACCOUNTS           From time to time, advertisements and sales literature
INVESTING IN THE      may quote the yield of the Subaccounts investing in the
GE INVESTMENTS        GE Investments Funds, Inc. -- Money Market Fund and the
FUNDS, INC. --        Dreyfus Variable Investment Fund -- Money Market
MONEY MARKET          Portfolio for a seven-day period, in a manner which does
FUND AND THE          not take into consideration any realized or unrealized
DREYFUS VARIABLE      gains or losses on shares of the corresponding money
INVESTMENT            market portfolio or on its portfolio securities. This
FUND -- MONEY         current annualized yield is computed by determining the
MARKET PORTFOLIO      net change (exclusive of realized gains and losses on the
                      sale of securities and unrealized appreciation and depreciation and income other than investment income) at the end of the seven-day period in the value of a hypothetical account under a contract having a balance of one unit in the Subaccount investing in the GE
                      Investments Funds, Inc. -- Money Market Fund or the
                      Subaccount investing in the Dreyfus Variable Investment
                      Fund -- Money Market Portfolio at the beginning of the period, dividing such net change in account value by the value of the account at the beginning of the period to determine the base period return, and annualizing the result on a 365-day basis. The net change in account value reflects: 1) net income from the Portfolio attributable to an initial investment of $10,000; and 2) charges and deductions imposed under the contract which are attributable to the hypothetical account. The charges and deductions include the per unit charges for the $30 annual contract charge, the mortality and expense risk charge that applies when each Annuitant is older than age
                      70 at issue (deducted daily at an effective annual rate of 1.55% of the hypothetical investment in the Separate
                      Account), and the administrative expense charge (deducted daily at an effective annual rate of 0.15% of assets in the Separate Account). We also quote the yield of the Subaccounts investing in the GE Investments Funds,
                      Inc. -- Money Market Fund and the Dreyfus Variable
                      Investment Fund -- Money Market Portfolio in the same manner as described above except the mortality and expense risk charge that applies when each Annuitant is age 70 or younger at issue at an annual effective rate of 1.35% of the hypothetical investment in the Separate
                      Account. We assume for the purposes of
                      the yield calculation that this charge will be waived.
                      Current Yield will be calculated according to the following formula:

                      Current Yield = ((NCP - ES)/UV) X (365/7)

                      where:

NCP =   the net change in the value of the investment Portfolio (exclusive of realized gains and losses on the sale of securities and unrealized appreciation and depreciation and income other than investment income) for the seven-day period attributable to a hypothetical account having a balance of one unit.
ES  =   per unit expenses of the hypothetical account for the seven-day period.
UV  =   the unit value on the first day of the seven-day period.

                      We may also quote the effective yield of the Subaccount investing in the GE Investments Funds, Inc. -- Money Market Fund or the Subaccount investing in the Dreyfus Variable Investment Fund -- Money Market Portfolio determined on a compounded basis for the same seven-day period. The effective yield is calculated by compounding the base period return according to the following formula:

                      Effective Yield = (1 + ((NCP - ES)/UV))365/7 - 1

                      where:

NCP =   the net change in the value of the investment Portfolio (exclusive of realized gains and losses on the sale of securities and unrealized appreciation and depreciation and income other than investment income) for the seven-day period attributable to a hypothetical account having a balance of one unit.
ES  =   per unit expenses of the hypothetical account for the seven-day period.
UV  =   the unit value for the first day of the seven-day period.

                      The yield on amounts held in the Subaccount investing in the GE Investments Funds, Inc. -- Money Market Fund or the Subaccount investing in the Dreyfus Variable Investment Fund -- Money Market Portfolio normally will fluctuate on a daily basis. Therefore, the disclosed yield for any given past period is not an indication or representation of future yields or rates of return. The GE Investments Funds, Inc. -- Money Market Fund's or the Dreyfus Variable Investment Fund -- Money Market Portfolio's actual yield is affected by changes in interest rates on money market securities, average portfolio maturity of the GE Investments Funds, Inc. -- Money Market Fund or Dreyfus Variable Investment Fund -- Money Market Portfolio, the types and quality of portfolio securities held by that Portfolio, and that Portfolio's operating expenses. Because of the charges and deductions imposed under the contract, the yield for the Subaccount investing in the GE Investments Funds, Inc. -- Money Market Fund or the Dreyfus Variable Investment Fund -- Money Market Portfolio will be lower than the yield for the Subaccount investing in the GE Investments Funds, Inc. -- Money Market Fund or the Dreyfus Variable Investment Fund -- Money Market Portfolio.

                      Yield calculations do not take into account the surrender charges imposed under the contract or the charges for any optional riders.



                      GE Investments Funds, Inc. -- Money Market Fund (For Annuitants older than age 70 when the contract is issued)


                      Current Yield: -0.08% as of December 31, 2004 Effective Yield: -0.08% as of December 31, 2004



                      GE Investments Funds, Inc. -- Money Market Fund (For Annuitants 70 and younger when the contract is issued)


                      Current Yield: 0.12% as of December 31, 2004
                      Effective Yield: 0.12% as of December 31, 2004


                      Dreyfus Variable Investment Fund -- Money Market Portfolio (For Annuitants older than age 70 when the contract is issued)


                      Current Yield: -0.37% as of December 31, 2004 Effective Yield: -0.36% as of December 31, 2004


                      Dreyfus Variable Investment Fund -- Money Market Portfolio (For Annuitants 70 and younger when the contract is issued)


                      Current Yield: -0.16% as of December 31, 2004 Effective Yield: -0.16% as of December 31, 2004


                      Past Performance is not a Guarantee or Projection of Future Results.

OTHER                 Standardized Total Return.  Sales literature or
SUBACCOUNTS           advertisements may quote total return, including average
                      annual total return for one or more of the Subaccounts for various periods of time including 1 year, 5 years and 10 years, or from inception if any of those periods are not available.

                      Average annual total return for a period represents the average annual compounded rate of return that would equate an initial investment of $1,000 under a contract to the redemption value of that investment as of the last day of the period. The ending date for each period for which total return quotations are provided will be for the most recent practicable, considering the type and media of the communication, and will be stated in the communication.

                      For periods that began before the contract was available, performance data will be based on the performance of the underlying Portfolios, adjusted for the level of the Separate Account and contract charges currently in effect. Average annual total return will be calculated using Subaccount unit values and deductions for the annual contract charge and the surrender charge as described below:

                         1. We calculate the unit value for each Valuation
                            Period based on the performance of the Subaccount's underlying investment Portfolio (after deductions for Portfolio expenses, the administrative expense charge, and the mortality and expense risk charge that applies when either Annuitant is older than age 70 at issue).

                         2. The annual contract charge is $30 deducted at the
                            beginning of each contract year after the first. For purposes of calculating average annual total return, we assume that the annual contract charge is equivalent to 0.1% of Contract Value. This charge is waived if the Contract Value is more than $40,000 at the time the charge is due.

                         3. The surrender charge will be determined by assuming
                            a surrender of the contract at the end of the period. Average annual total return for periods of seven years or less will therefore reflect the deduction of a surrender charge.

                         4. Standardized total return considers the charges for
                            all optional death benefit riders.

                         5. Standardized total return does not reflect the
                            deduction of any premium taxes.

                         6. Standardized total return will then be calculated
                            according to the following formula:

                            TR = (ERV/P)/1/N/ - 1
                      where:

TR  =   the average annual total return for the period
ERV =   the ending redeemable value (reflecting deductions as described above) of the hypothetical investment at the end of the period
P   =   a hypothetical single investment of $1,000
N   =   the duration of the period (in years)

                      The Portfolios have provided the price information used to calculate the historical performance of the Subaccounts. We have no reason to doubt the accuracy of the figures provided by the Portfolios. We have not independently verified such information.

OTHER PERFORMANCE     We may disclose cumulative total return in conjunction
DATA                  with the standardized format described above. The
                      cumulative total return will be calculated using the following formula:

                      CTR = (ERV/P)-1

                      where:

CTR =   the cumulative total return for the period
ERV =   the ending redeemable value (reflecting deductions as described above) of the hypothetical investment at the end of the period
P   =   a hypothetical single investment of $1,000

                      Sales literature may also quote cumulative and/or average annual total return that does not reflect the surrender charge. This is calculated in exactly the same way as average annual total return, except that the ending redeemable value of the hypothetical investment is replaced with an ending value for the period that does not take into account any charges on withdrawn amounts. If such charges were included, the performance numbers would be lower.

                      Other non-standardized quotations of Subaccount performance may also be used in sales literature. Such quotations will be accompanied by a description of how they were calculated. We will accompany any non-standardized quotations of Subaccount performance with standardized performance quotations.

TAX MATTERS

TAXATION OF GE        We do not expect to incur any Federal income tax
LIFE AND ANNUITY      liability attributable to investment income or capital
ASSURANCE             gains retained as part of the reserves under the
COMPANY               contracts. (See the "Federal Tax Matters" section of the
                      prospectus.) Based upon these expectations, no charge is being made currently to the Separate Account for Federal income taxes. We will periodically review the question of a charge to the Separate Account for Federal income taxes related to the Separate Account. Such a charge may be made in future years if we believe that we may incur Federal income taxes. This might become necessary if the tax treatment of the Company is ultimately determined to be other than what we currently believe it to be, if there are changes made in the Federal income tax treatment of annuities at the corporate level, or if there is a change in our tax status. In the event that we should incur Federal income taxes attributable to investment income or capital gains retained as part of the reserves under the contracts, the Contract Value would be correspondingly adjusted by any provision or charge for such taxes.

                      We may also incur state and local taxes (in addition to premium taxes). At present, these taxes, with the exception of premium taxes, are not significant. If there is a material change in applicable state or local tax laws causing an increase in taxes other than premium taxes (for which we currently impose a charge), charges for such taxes attributable to the Separate Account may be made.

IRS REQUIRED          In order to be treated as an annuity contract for Federal
DISTRIBUTIONS         income tax purposes, Section 72(s) of the Code requires
                      any Non-Qualified Contract to provide that:

                        (a) if any owner dies on or after the Annuity
                            Commencement Date but prior to the time the entire interest in the contract has been distributed, the remaining portion of such interest will be distributed at least as rapidly as under the method of distribution being used as of the date of that owner's death; and

                        (b) if any owner dies prior to the Annuity Commencement
                            Date, the entire interest in the contract will be distributed:

                            (1) within five years after the date of that
                                owner's death; or

                            (2) as income payments which will begin within one
                                year of that owner's death and which will be made over the life of the owner's "designated beneficiary" or over a period not extending beyond the life expectancy of that beneficiary. The "designated beneficiary" generally is the person who will be treated as the sole owner of the contract following the death of the owner, joint owner or, in certain circumstances, the Annuitant or Joint Annuitant. However, if the "designated beneficiary" is the surviving spouse of the decedent, these distribution rules will not apply until the surviving spouse's death (and this spousal exception will not again be available). If any owner is not an individual, the death of the Annuitant or Joint Annuitant will be treated as the death of an owner for purposes of these rules.

                      The Non-Qualified Contracts contain provisions which are intended to comply with the requirements of Section 72(s) of the Code, although no regulations interpreting these requirements have yet been issued. We intend to review such provisions and modify them if necessary to assure that they comply with the requirements of Section 72(s) when clarified by regulation or otherwise.

                      Other rules may apply to Qualified Contracts.

GENERAL
PROVISIONS

USING THE             A Non-Qualified Contract can be assigned as collateral
CONTRACTS AS          security. We must be notified in writing if a contract is
COLLATERAL            assigned. Any payment made before the assignment is
                      recorded at our Home Office will not be affected. We are not responsible for the validity of an assignment. Your rights and the rights of a beneficiary may be affected by an assignment. The basic benefits of a Non-Qualified
                      Contract are assignable. Additional benefits added by rider may or may not be available/eligible for assignment.

                      A Qualified Contract may not be sold, assigned, transferred, discounted, pledged or otherwise transferred except under such conditions as may be allowed under applicable law.

THE BENEFICIARY       You may select one or more primary and contingent
                      beneficiaries during your lifetime upon application and by filing a written request with our Home Office. Each change of beneficiary revokes any previous designation.

NON-PARTICIPATING     The contract is non-participating. No dividends are
                      payable.

MISSTATEMENT OF       If the Annuitant's age or gender, if applicable, was
AGE OR GENDER         misstated on the contract data page, any contract
                      benefits or proceeds, or availability thereof, will be determined using the correct age and gender.

INCONTESTABILITY      We will not contest the contract.

STATEMENT OF          At least once each year, we will send you a statement of
VALUES                values within 30 days after each report date. The
                      statement will show Contract Value, purchase payments and other financial transactions made by you during the report period.

TRUST AS OWNER OR     If a trust is named as the owner or beneficiary of this
BENEFICIARY           contract and subsequently exercises ownership rights or
                      claims benefits hereunder, we will have no obligation to verify that a trust is in effect or that the trustee is acting within the scope of his/her authority. Payment of contract benefits to the trustee shall release us from all obligations under the contract to the extent of the payment. When we make a payment to the trustee, we will have no obligation to ensure that such payment is applied according to the terms of the trust agreement.

WRITTEN NOTICE        Any written notice should be sent to us at our Home
                      Office at 6610 West Broad Street, Richmond, Virginia
                      23230. The contract number and the Annuitant's full name must be included.

                      We will send all notices to the owner at the last known address on file with us.



LEGAL                 On July 6, 1983, the Supreme Court held in Arizona
DEVELOPMENTS          Governing Committee for Tax Deferred Annuity v. Norris,
REGARDING             463 U.S. 1073 (1983), that optional annuity benefits
EMPLOYMENT-           provided under an employee's deferred compensation plan
RELATED BENEFIT       could not, under Title VII of the Civil Rights Act of
PLANS                 1964, vary between men and women on the basis of gender.
                      The contract contains guaranteed annuity purchase rates for certain optional payment plans that distinguish between men and women. Accordingly, employers and employee organizations should consider, in consultation with legal counsel, the impact of Norris, and Title VII generally, on any employment-related insurance or benefit program for which a contract may be purchased.

REGULATION OF GE      Besides Federal securities laws and Virginia insurance
LIFE AND ANNUITY      law, we are subject to the insurance laws and regulations
ASSURANCE             of other states within which we are licensed to operate.
COMPANY               Generally, the Insurance Department of any other state
                      applies the laws of the state of domicile in determining permissible investments. Presently, we are licensed to do business in the District of Columbia and all states, except New York.


EXPERTS The consolidated financial statements of GE Life and Annuity Assurance Company and subsidiary (the Company) as of December 31, 2004 and 2003, and for each of the years in the three-year period ended December 31, 2004, and the financial statements of GE Life & Annuity Separate Account 4 as of December 31, 2004 and for each of the years or lesser periods in the two-year period ended December 31, 2004, have been included herein in reliance upon the reports of KPMG LLP, independent public registered accounting firm, appearing elsewhere herein, and upon the authority of said firm as experts in accounting and auditing.



                      The report of KPMG LLP dated            with respect to
                      the consolidated financial statements of GE Life and Annuity Assurance Company and subsidiary refers to a change in accounting for goodwill and other intangible assets in 2002 and for derivative instruments and hedging activities in 2001.

FINANCIAL             This Statement of Additional Information contains
STATEMENTS            consolidated financial statements for GE Life and Annuity
                      Assurance Company and subsidiary (the Company), as of December 31, 2004 and 2003, and for each of the years in the three-year period ended December 31, 2004 and the financial statements of GE Life & Annuity Separate
                      Account 4, as of December 31, 2004 and for each of the years or lesser periods in the two-year period then ended
                      December 31, 2004. The consolidated financial statements of the Company and subsidiary included in the prospectus should be distinguished from the financial statements of GE Life & Annuity Separate Account 4, and should be considered only as bearing on the ability of the Company to meet its obligations under the contract. Such consolidated financial statements of the Company and subsidiary should not be considered as bearing on the investment performance of the assets held in the Separate
                      Account.



                      [TO BE INCLUDED BY AMENDMENT]

                                    PART C

                               OTHER INFORMATION

Item 24.  Financial Statements and Exhibits

  (a) Financial Statements

          All required financial statements are included in Part B of this Registration Statement.

  (b) Exhibits


(1)(a)      Resolution of Board of Directors of The Life Insurance Company of Virginia authorizing the
            Establishment of Life of Virginia Separate Account 4. Previously filed on May 1, 1998 with Post-
            Effective Amendment No. 9 to Form N-4 for GE Life & Annuity Separate Account 4,
            Registration No. 033-76334.

(1)(a)(i)   Resolution of the Board of Directors of GE Life & Annuity authorizing the change in name of
            Life of Virginia Separate Account 4 to GE Life & Annuity Separate Account 4. Previously filed on July 17, 1998 with Post-Effective Amendment No. 11 to Form N-4 for GE Life & Annuity
            Separate Account 4, Registration No. 033-76334.

(2)         Not Applicable.

(3)(a)      Underwriting Agreement between GE Life and Annuity Assurance Company and Capital
            Brokerage Corporation. Previously filed on December 12, 2001 with Pre-Effective Amendment
            No. 1 to Form S-1 for GE Life and Annuity Assurance Company, Registration No. 333-69786.

   (b)      Dealer Sales Agreement. Previously filed on December 12, 2001 with Pre-Effective Amendment
            No. 1 to Form S-1 for GE Life and Annuity Assurance Company, Registration No. 333-69786.

(4)(a)      Contract Form P1154 4/00. Previously filed on September 2, 2000 with Post-Effective
            Amendment No. 1 to Form N-4 for GE Life & Annuity Separate Account 4, Registration
            No. 333-31172.

   (b)      Endorsements to Contract.

   (b)(i)   Terminal Illness Nursing Home Endorsement P5122 10/98. Previously filed on May 1, 1998 with
            Post-Effective Amendment No. 9 to Form N-4 for GE Life & Annuity Separate Account 4,
            Registration No. 033-76334

   (b)(ii)  IRA Endorsement P5090F 7/97. Previously filed on May 1, 1998 with Post-Effective Amendment
            No. 9 to Form N-4 for GE Life & Annuity Separate Account 4, Registration No. 033-76334

   (b)(iii) Roth IRA P5100 6/99. Previously filed on May 1, 1998 with Post-Effective Amendment No. 9 to
            Form N-4 for GE Life & Annuity Separate Account 4, Registration No. 033-76334

   (b)(iv)  Optional Death Benefit Rider P5135 4/00. Previously filed on December 18, 1998 with Pre-
            Effective Amendment No. 1 to Form N-4 for GE Life & Annuity Separate Account 4,
            Registration No. 333-62695.

   (b)(v)   Optional Enhanced Death Benefit Rider P5140 8/00. Previously filed on September 1, 2000 with
            Post-Effective Amendment 1 to Form N-4 for GE Life & Annuity Separate Account 4,
            Registration No. 333-31172.

   (b)(vi)  Optional Death Benefit Rider P5152 12/00. Previously filed on February 27, 2001 with Post-
            Effective Amendment No. 3 to Form N-4 for GE Life & Annuity Separate Account 4,
            Registration No. 333-62695.

   (b)(vii)   Optional Enhanced Death Benefit Rider P5153 12/00. Previously filed on July 17, 1998 with
              Post-Effective Amendment No. 11 to Form N-4 for GE Life & Annuity Separate Account 4,
              Registration No. 033-76334.

   (b)(viii)  Monthly Income Benefit Endorsement P5154 12/00. Previously filed on February 27, 2001 with
              Post-Effective Amendment No. 3 to Form N-4 for GE Life & Annuity Separate Account 4,
              Registration No. 333-62695.

   (b)(ix)    Optional Enhanced Death Benefit Rider P5161 3/01. Previously filed on February 27, 2001 with
              Post-Effective Amendment No. 3 to Form N-4 for GE Life & Annuity Separate Account 4,
              Registration No. 333-62695.

(4)(b)(x)     Death Provisions Endorsement P5221 1/03. Previously filed on February 18, 2003 with Post-
              Effective Amendment No. 7 to Form N-4 for GE Life & Annuity Separate Account 4,
              Registration No. 333-31172.

(4)(b)(xi)    Annual Step-Up Benefit Rider P5222 1/03. Previously filed on February 18, 2003 with Post-
              Effective Amendment No. 7 to Form N-4 for GE Life & Annuity Separate Account 4,
              Registration No. 333-31172.

(4)(b)(xii)   Rollup Death Benefit Rider P5223 1/03. Previously filed on February 18, 2003 with Post-
              Effective Amendment No. 7 to Form N-4 for GE Life & Annuity Separate Account 4,
              Registration No. 333-31172.

(4)(b)(xiii)  Greater of Annual Step-Up and Rollup Death Benefit Rider P5224 1/03. Previously filed on
              February 18, 2003 with Post-Effective Amendment No. 7 to Form N-4 for GE Life & Annuity
              Separate Account 4, Registration No. 333-31172.

(4)(b)(xiv)   Joint Owner Endorsement P5227 1/03. Previously filed on February 18, 2003 with Post-Effective
              Amendment No. 7 to Form N-4 for GE Life & Annuity Separate Account 4, Registration No.
              333-31172.

(4)(b)(xv)    Annuity Cross Funded Endorsement P5228 1/03. Previously filed on February 18, 2003 with
              Post-Effective Amendment No. 7 to Form N-4 for GE Life & Annuity Separate Account 4,
              Registration No. 333-31172.

(4)(b)(xvi)   Earnings Protector Death Benefit Rider P5239 1/03. Previously filed on February 18, 2003 with
              Post-Effective Amendment No. 7 to Form N-4 for GE Life & Annuity Separate Account 4,
              Registration No. 333-31172.

(4)(b)(xvii)  GE Life and Annuity Assurance Company Guarantee Account Rider. Previously filed on
              August 19, 2003 with Post-Effective Amendment No. 10 to Form N-4 for GE Life & Annuity
              Separate Account 4, Registration No. 333-31172.

(4)(b)(xviii) Guaranteed Income Rider. Previously filed on December 3, 2003 with Post-Effective Amendment
              No. 13 to Form N-4 for GE Life & Annuity Separate Account 4, Registration No. 333-31172.

(4)(b)(xviii) (a) Guaranteed Income Rider. To be filed by amendment.

(4)(b)(xix)   Payment Protection Rider. Previously filed on February 23, 2004 with Post-Effective Amendment
              No. 11 to Form N-4 for GE Life & Annuity Separate Account 4, Registration No. 333-47732.

(4)(b)(xx)    Guaranteed Minimum Withdrawal Benefit Rider. Previously filed on February 23, 2004 with
              Post-Effective Amendment No. 11 to Form N-4 for GE Life & Annuity Separate Account 4,
              Registration No. 333-47732.

(5)(a)        Form of Application. Previously filed on February 25, 2000 with the initial filing to Form N-4 for
              GE Life & Annuity Separate Account 4, Registration No. 333-31172.

(6)(a)        Amended and Restated Articles of Incorporation of GE Life and Annuity Assurance Company.
              Previously filed on September 2, 2000 with Post-Effective Amendment 1 to Form N-4 for GE
              Life & Annuity Separate Account 4, Registration No. 333-31172.


   (b)      Amended and Restated By-Laws of GE Life and Annuity Assurance Company. Previously filed on September 2, 2000 with Post-Effective Amendment 1 to Form N-4 for GE Life & Annuity
            Separate Account 4, Registration No. 333-31172.

(7)         Not Applicable.

(8)(a)      Participation Agreement among Variable Insurance Products Fund, Fidelity Distributors
            Corporation, and The Life Insurance Company of Virginia. Previously filed on May 1, 1998 with
            Post-Effective Amendment 9 to Form N-4 for GE Life & Annuity Separate Account 4,
            Registration No. 033-76334.

   (a)(i)   Amendment to Participation Agreement Referencing Policy Form Numbers. Previously filed on
            May 1, 1998 with Post-Effective Amendment 9 to Form N-4 for GE Life & Annuity Separate
            Account 4, Registration No. 033-76334.

   (a)(ii)  Amendment to Participation Agreement among Variable Insurance Products Fund II, Fidelity
            Distributors Corporation, and The Life Insurance Company of Virginia. Previously filed on May
            1, 1998 with Post-Effective Amendment 9 to Form N-4 for GE Life & Annuity Separate
            Account 4, Registration No. 033-76334.

   (a)(iii) Amendment to Participation Agreement among Variable Insurance Products Fund, Fidelity
            Distributors Corporation, and The Life Insurance Company of Virginia. Previously filed on May
            1, 1998 with Post-Effective Amendment 9 to Form N-4 for GE Life & Annuity Separate
            Account 4, Registration No. 033-76334.

   (a)(iv)  Amendment to Participation Agreement Variable Insurance Products Fund, Fidelity Distributors
            Corporation and GE Life and Annuity Assurance Company. Previously filed on June 2, 2000 with
            Pre-Effective Amendment 1 to Form N-4 for GE Life & Annuity Separate Account 4,
            Registration No. 333-31172.

   (b)      Agreement between Oppenheimer Variable Account Funds, Oppenheimer Management
            Corporation, and The Life Insurance Company of Virginia. Previously filed on May 1, 1998 with
            Post-Effective Amendment 9 to Form N-4 for GE Life & Annuity Separate Account, Registration
            No. 033-76334.

   (b)(i)   Amendment to Agreement between Oppenheimer Variable Account Funds, Oppenheimer
            Management Corporation, and The Life Insurance Company of Virginia. Previously filed on June
            2, 2000 with Pre-Effective Amendment 1 to Form N-4 for GE Life & Annuity Separate
            Account 4, Registration No. 333-31172.

   (c)      Participation Agreement among Variable Insurance Products Fund II, Fidelity Distributors
            Corporation and The Life Insurance Company of Virginia. Previously filed on May 1, 1998 with
            Post-Effective Amendment 9 to Form N-4 for GE Life & Annuity Separate Account 4,
            Registration No. 033-76334.

   (c)(i)   Amendment to Variable Insurance Products Fund II, Fidelity Distributors Corporation and GE
            Life and Annuity Assurance Company. Previously filed on June 2, 2000 with Pre-Effective
            Amendment 1 to Form N-4 for GE Life & Annuity Separate Account 4, Registration
            No. 333-31172.

   (d)      Participation Agreement between Janus Capital Corporation and Life of Virginia. Previously filed on May 1, 1998 with Post-Effective Amendment 9 to Form N-4 for GE Life & Annuity Separate
            Account 4, Registration No. 033-76334.

   (d)(i)   Amendment to Fund Participation Agreement between Janus Aspen Series and GE Life and
            Annuity Assurance Company. Previously filed on November 1, 2004 with Post-Effective
            Amendment No. 14 to Form N-4 of GE Life & Annuity Separate Account 4,
            Registration No. 333-47732.

   (e)      Participation Agreement between Insurance Management Series, Federated Securities
            Corporation, and The Life Insurance Company of Virginia. Previously filed on May 1, 1998 with
            Post-Effective Amendment 9 to Form N-4 for GE Life & Annuity Separate Account 4,
            Registration No. 033-76334.

(e)(i)  Amendment to Participation Agreement between Federated Securities Corporation and GE Life and Annuity Assurance Company. Previously filed on June 2, 2000 with Pre-Effective
        Amendment 1 to Form N-4 for GE Life & Annuity Separate Account 4, Registration
        No. 333-31172.

(f)     Participation Agreement between Variable Insurance Products Fund III and The Life Insurance
        Company of Virginia. Previously filed on September 28, 1995 with Post-Effective Amendment
        No. 3 to Form N-4 for GE Life & Annuity Separate Account 4, Registration No. 033-76334.

(f)(i)  Amendment to Variable Insurance Products Fund III, Fidelity Distributors Corporation and GE
        Life and Annuity Assurance Company. Previously filed on June 2, 2000 with Pre-Effective
        Amendment 1 to Form N-4 for GE Life & Annuity Separate Account 4, Registration
        No. 333-31172.

(g)     Participation Agreement between GE Investments Funds, Inc. and The Life Insurance Company
        of Virginia. Previously filed on December 18, 1998 with Pre-Effective Amendment No. 1 to Form
        N-4 for GE Life & Annuity Separate Account 4, Registration No. 333-62695.

(g)(i)  Amendment to Fund Participation Agreement between GE Investments Funds, Inc. and GE Life and Annuity Assurance Company. Previously filed on April 30, 1999 with Post-Effective
        Amendment No. 1 to Form N-4 for GE Life & Annuity Separate Account 4, Registration
        No. 333-62695.

(g)(ii) Amendment to Fund Participation Agreement between GE Investments Funds, Inc. and GE Life and Annuity Assurance Company. Previously filed on June 2, 2000 with Pre-Effective
        Amendment 1 to Form N-4 for GE Life & Annuity Separate Account 4, Registration
        No. 033-76334.

(h)     Participation Agreement between AIM Variable Insurance Series and GE Life and Annuity
        Assurance Company. Previously filed on April 28, 2000 with Post-Effective Amendment No. 19 to Form N-4 for GE Life & Annuity Separate Account 4, Registration No. 033-76334.

(i)     Participation Agreement between Alliance Variable Products Series Fund, Inc. and GE Life and
        Annuity Assurance Company. Previously filed on June 2, 2000 with Pre-Effective Amendment 1 to Form N-4 for GE Life & Annuity Separate Account 4, Registration No. 333-31172.

(j)     Form of Participation Agreement between Dreyfus and GE Life and Annuity Assurance
        Company. Previously filed on June 2, 2000 with Pre-Effective Amendment 1 to Form N-4 for GE
        Life & Annuity Separate Account 4, Registration No. 333-31172.

(k)     Participation Agreement between MFS(R) Variable Insurance Trust and GE Life and Annuity
        Assurance Company. Previously filed on June 2, 2000 with Pre-Effective Amendment 1 to Form
        N-4 for GE Life & Annuity Separate Account 4, Registration No. 333-31172.

(l)     Participation Agreement between PIMCO Variable Insurance Trust and GE Life and Annuity
        Assurance Company. Previously filed on June 2, 2000 with Pre-Effective Amendment 1 to Form
        N-4 for GE Life & Annuity Separate Account 4, Registration No. 333-31172.

(m)     Participation Agreement between Rydex Variable Trust and GE Life and Annuity Assurance
        Company. Previously filed on June 2, 2000 with Pre-Effective Amendment 1 to Form N-4 for GE
        Life & Annuity Separate Account 4, Registration No. 333-31172.

(n)     Participation Agreement between Franklin Templeton Variable Insurance Products Trust and GE
        Life and Annuity Assurance Company. Participation Agreement between Van Kampen Life
        Investment Trust and GE Life and Annuity Assurance Company. Previously filed on September
        13, 2002 with Post-Effective Amendment No. 6 to Form N-4 for GE Life & Annuity Separate
        Account 4, Registration No. 333-31172.

(o)     Participation Agreement between Greenwich Street Series Trust and GE Life and Annuity
        Assurance Company. Previously filed on June 24, 2003 with Post-Effective Amendment No. 9 to
        Form N-4 for GE Life & Annuity Separate Accounts to Form N-4 Registration No. 333-31172.

 (p)    Participation Agreement between Nations Separate Account Trust and GE Life and Annuity
        Assurance Company. Previously filed as Exhibit (h)(32) with Post-Effective Amendment No. 6 to
        Form N-6 for GE Life & Annuity Separate Account II, Registration No. 333-72572.

    (q) Participation Agreement between Merrill Lynch Variable Series Funds, Inc. and GE Life and
        Annuity Assurance Company. Previously filed on April 30, 2004 with Post Effective Amendment
        No. 16 to Form N-4 for GE Life & Annuity Separate Account 4, Registration No. 333-31172.

 (r)    Participation Agreement between Eaton Vance Variable Trust and GE Life and Annuity
        Assurance Company. Previously filed as Exhibit (h)(31) with Post-Effective Amendment No. 6 to
        Form N-6 for GE Life & Annuity Separate Account II, Registration No. 333-72572.

 (s)    Participation Agreement between The Prudential Series Fund, Inc. and GE Life and Annuity
        Assurance Company. Previously filed on April 30, 2001 with Post-Effective Amendment No. 5 to
        Form N-4 for GE Life & Annuity Separate Account 4, Registration No. 333-62695.

 (t)    Participation Agreement between Van Kampen Life Investment Trust and GE Life and Annuity
        Assurance Company. Previously filed on September 13, 2002 with Post-Effective Amendment
        No. 7 to Form N-4 for GE Life & Annuity Separate Account 4, Registration No. 333-63531.

 (u)    Participation Agreement between Salomon Brothers Variable Series Funds and The Life
        Insurance Company of Virginia. Previously filed on December 18, 1998 with Pre-Effective
        Amendment No. 1 to Form N-4 for GE Life & Annuity Separate Account 4, Registration No.
        333-62695.

 (v)    Fund Participation Agreement between Evergreen Variable Annuity Trust and GE Life and
        Annuity Assurance Company. Previously filed on November 1, 2004 with Post-Effective
        Amendment No. 18 to Form N-4 for GE Life & Annuity Separate Account 4, Registration No.
        333-31172.

 (9)    Opinion of Counsel. Previously filed on April 30, 2004 with Post Effective Amendment No. 16 to
        Form N-4 for GE Life & Annuity Separate Account 4, Registration No. 333-31172.

(10)    Consent of Independent Auditors. Previously filed on April 30, 2004 with Post Effective
        Amendment No. 16 to Form N-4 for GE Life & Annuity Separate Account 4, Registration No.
        333-31172.

(11)    Not Applicable.

(12)    Not Applicable.

(13)    Schedule showing computation for Performance Data. Previously filed on April 30, 1996 with
        Post-Effective Amendment 4 to Form N-4 for GE Life & Annuity Separate Account 4,
        Registration No. 033-76334.

(14)    Power of Attorney dated October 1, 2004. Previously filed on December 6, 2004 with Post
        Effective Amendment No. 17 to Form N-4 for GE Life & Annuity Separate Account 4,
        Registration No. 333-63531.


Item 25.  Directors and Officers of GE Life and Annuity Assurance Company

Paul A. Haley............ Director, Senior Vice President and Chief Actuary

Robert T. Methven........ Director

Daniel C. Munson......... Director and Vice President

Leon E. Roday(1)......... Director and Senior Vice President

Pamela S. Schutz......... Chairperson of the Board, President and Chief Executive Officer

Geoffrey S. Stiff........ Director and Senior Vice President

Thomas M. Stinson(2)..... Director and Senior Vice President

John G. Apostle II....... Senior Vice President and Chief Compliance Officer

Thomas E. Duffy.......... Senior Vice President, General Counsel and Secretary


  J. Kevin Helmintoller.... Senior Vice President and Chief Financial Officer

  William R. Wright, Jr.(1) Senior Vice President and Chief Investment Officer

  Heather C. Harker........ Vice President and Associate General Counsel

  John E. Karaffa.......... Vice President and Controller

  Gary T. Prizzia(1)....... Treasurer

The principal business address for those listed above is GE Life and Annuity Assurance Company, 6610 W. Broad Street, Richmond, VA 23230 unless otherwise noted.

(1) The principal business address is GE Financial Assurance Holdings, Inc., 6604 W. Broad Street, Richmond, Virginia 23230.
(2) The principal business address is GE Financial Assurance, 6630 W. Broad Street, Richmond, Virginia 23230.

Item 26. Persons Controlled by or Under Common Control With the Depositor or Registrant

                                  [FLOW CHART]

Item 27.  Number of Contractowners


   There were 12,127 owners of Qualified Contracts and 12,001 owners of Non-Qualified Contracts as of February 9, 2005.


Item 28.  Indemnification

   Section 13.1-698 and 13.1-702 of the Code of Virginia, in brief, allow a corporation to indemnify any person made party to a proceeding because such person is or was a director, officer, employee, or agent of the corporation, against liability incurred in the proceeding if: (1) he conducted himself in good faith; and (2) he believed that (a) in the case of conduct in his official capacity with the corporation, his conduct was in its best interests; and (b) in all other cases, his conduct was at least not opposed to the corporation's best interests and (3) in the case of any criminal proceeding, he had no reasonable cause to believe his conduct was unlawful. The termination of a proceeding by judgment, order, settlement or conviction is not, of itself, determinative that the director, officer, employee, or agent of the corporation did not meet the standard of conduct described. A corporation may not indemnify a director, officer, employee, or agent of the corporation in connection with a proceeding by or in the right of the corporation, in which such person was adjudged liable to the corporation, or in connection with any other proceeding charging improper personal benefit to such person, whether or not involving action in his official capacity, in which such person was adjudged liable on the basis that personal benefit was improperly received by him. Indemnification permitted under these sections of the Code of Virginia in connection with a proceeding by or in the right of the corporation is limited to reasonable expenses incurred in connection with the proceeding.

   Article V of the Amended and Restated Articles of Incorporation of GE Life and Annuity Assurance Company further provides that:

      (a) The Corporation shall indemnify each director, officer and employee of this Company who was or is a party or is threatened to be made a party to any threatened, pending or completed action, suit or proceeding, whether civil, criminal, administrative, arbitrative, or investigative (other than an action by or in the right of the Corporation) by reason of the fact that he is or was a director, officer or employee of the Corporation, or is or was serving at the request of the Corporation as a director, officer or employee of another corporation, partnership, joint venture, trust or other enterprise, against expenses (including attorneys' fees), judgements [sic], fines and amounts paid in settlement actually and reasonably incurred by him in connection with such action, suit or proceeding if he acted in good faith and in a manner he reasonably believed to be in the best interests of the Corporation, and with respect to any criminal action, had no cause to believe his conduct unlawful. The termination of any action, suit or proceeding by judgement [sic], order, settlement, conviction, or upon a plea of nolo contendere, shall not of itself create a presumption that the person did not act in good faith, or in a manner opposed to the best interests of the Corporation, and, with respect to any criminal action or proceeding, believed his conduct unlawful.

      (b) The Corporation shall indemnify each director, officer or employee of the Corporation who was or is a party or is threatened to be made a party to any threatened, pending or completed action or suit by or in the right of the Corporation to procure a judgement [sic] in its favor by reason of the fact that he is or was a director, officer or employee of the Corporation, or is or was serving at the request of the Corporation as a director, officer or employee of another corporation, partnership, joint venture, trust or other enterprise, against expenses (including attorneys' fees) actually and reasonably incurred by him in connection with the defense or settlement of such action or suit if he acted in good faith and in a manner he reasonably believed to be in or not opposed to the best interests of the Corporation and except that no indemnification shall be made in respect of any claim, issue or matter as to which such person shall have been adjudged to be liable for negligence or misconduct in the performance of his duty to the Corporation unless and only to the extent that the court in which such action or suit was brought shall determine upon application that, despite the adjudication of liability but in view of all the circumstances of the case, such person is fairly and reasonably entitled to indemnity for such expenses which such court shall deem proper.

      (c) Any indemnification under subsections (a) and (b) (unless ordered by a court) shall be made by the Corporation only as authorized in the specific case upon a determination that indemnification of the director, officer or employee is proper in the circumstances because he has met the applicable standard of conduct set forth in subsections (a) and (b). Such determination shall be made (1) by the Board of Directors of the Corporation by a majority vote of a quorum consisting of the directors who were not parties to such action, suit or proceeding, or (2) if such a quorum is not obtainable, or even if obtainable, a quorum of disinterested directors so directs, by independent legal counsel in a written opinion, or (3) by the stockholders of the Corporation.

      (d) Expenses (including attorneys' fees) incurred in defending an action, suit or proceeding, whether civil, criminal, administrative, arbitrative or investigative, may be paid by the Corporation in advance of the final disposition of such action, suit or proceeding as authorized in the manner provided in subsection (c) upon receipt of an undertaking by or on behalf of the director, officer or employee to repay such amount to the Corporation unless it shall ultimately be determined that he is entitled to be indemnified by the Corporation as authorized in this Article.

      (e) The Corporation shall have the power to make any other or further indemnity to any person referred to in this section except an indemnity against gross negligence or willful misconduct.

      (f) Every reference herein to director, officer or employee shall include every director, officer or employee, or former director, officer or employee of the Corporation and its subsidiaries and shall enure to the benefit of the heirs, executors and administrators of such person.

      (g) The foregoing rights and indemnification shall not be exclusive of any other rights and indemnification to which the directors, officers and employees of the Corporation may be entitled according to law.

                                     * * *

   Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the depositor pursuant to the foregoing provisions, or otherwise, the depositor has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the depositor of expenses incurred or paid by a director, officer or controlling person of the depositor in successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the depositor will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29.  Principal Underwriter

   (a) Capital Brokerage Corporation is the principal underwriter of the contracts as defined in the Investment Company Act of 1940, and is also the principal underwriter for flexible premium variable annuity and variable life insurance policies issued through GE Life & Annuity Separate Accounts II and 4.

   (b)

            Name                    Address       Positions and Offices with Underwriter
            ----                    -------       --------------------------------------
James J. Buddle............... 6620 W. Broad St.  Director
                               Richmond, VA 23230
Robert T. Methven............. 3001 Summer St.    Director, President and Chief Executive
                               2nd Floor          Officer
                               Stamford, CT 06905

            Name                       Address            Positions and Offices with Underwriter
            ----                       -------            --------------------------------------
Geoffrey S. Stiff............. 6610 W. Broad St.        Director and Senior Vice President
                               Richmond, VA 23230
Richard P. McKenney........... 6620 W. Broad St.        Senior Vice President
                               Richmond, VA 23230
Edward J. Wiles, Jr........... 3001 Summer St.,         Senior Vice President and Chief Compliance
                               2nd Floor                Officer
                               Stamford, CT 06905
Ward E. Bobitz................ 6620 W. Broad Street     Vice President and Assistant Secretary
                               Richmond, VA 23230
Joan H. Cleveland............. 700 Main St.             Vice President
                               Lynchburg, VA 24504
Brenda A. Daglish............. 6604 West Broad St.      Vice President and Assistant Treasurer
                               Richmond, VA 23230
William E. Daner, Jr.......... 6610 W. Broad St.        Vice President, Counsel and Secretary
                               Richmond, VA 23230
Melissa K. Gray............... 6620 W. Broad St.        Vice President
                               Richmond, VA 23230
Kelly L. Groh................. 6610 W. Broad Street     Vice President and Chief Financial Officer
                               Richmond, Virginia 23230
Richard J. Kannan............. 6610 W. Broad St.        Vice President
                               Richmond, VA 23230
John E. Karaffa............... 6610 W. Broad St.        Vice President, Controller and Financial &
                               Richmond, VA 23230       Operations Principal
James J. Kuncl................ 6620 W. Broad St.        Vice President
                               Richmond, VA 23230
Jamie S. Miller............... 6620 W. Broad St.        Vice President
                               Richmond, VA 23230
Gary T. Prizzia............... 6620 W. Broad Street     Treasurer
                               Richmond, VA 23230
Russell S. Rubino............. 6620 W. Broad St.        Vice President
                               Richmond, VA 23230

Item 30.  Location of Accounts and Records

   All accounts and records required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the rules under it are maintained by GE Life and Annuity Assurance Company at 6610 West Broad Street, Richmond, Virginia 23230.

Item 31.  Management Services

   All management contracts are discussed in Part A or Part B of this Registration Statement.

Item 32.  Undertakings

   (a) Registrant undertakes that it will file a post-effective amendment to this Registration Statement as frequently as necessary to ensure that the audited financial statements in the Registration Statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted.

   (b) Registrant undertakes that it will include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information.

   (c) Registrant undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request to GE Life & Annuity at the address or phone number listed in the Prospectus.

   (d) GE Life and Annuity Assurance Company hereby represents that the fees and charges deducted under the contract, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by GE Life and Annuity Assurance Company.

  STATEMENT PURSUANT TO RULE 6c-7 OF THE INVESTMENT COMPANY ACT OF 1940

   GE Life and Annuity Assurance Company offers and will offer contracts to participants in the Texas Optional Retirement Program. In connection therewith, GE Life and Annuity Assurance Company and the GE Life & Annuity Separate Account 4 rely on 17 C.F.R. Section 270.6c-7 and represent that the provisions of paragraphs (a)-(d) of the Rule have been or will be complied with.

  SECTION 403(b) OF THE INTERNAL REVENUE REPRESENTATIONS

   GE Life and Annuity Assurance Company represents that in connection with its offering of contracts as funding vehicles for retirement plans meeting the requirements of Section 403(b) of the Internal Revenue Code of 1986, as amended, it is relying on a no-action letter dated November 28, 1988, to the American Council of Life Insurance (Ref. No. IP-6-88) regarding Sections 22(e), 27(c)(1), and 27(d) of the Investment Company Act of 1940, and that paragraphs numbered (1) through (4) of that letter will be complied with.

                                  SIGNATURES


   Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has caused this registration statement to be signed on its behalf by the undersigned, duly authorized, in the County of Henrico, and Commonwealth of Virginia, on the 11th day of February, 2005.


                                          GE LIFE & ANNUITY SEPARATE ACCOUNT 4
                                          (Registrant)

                                                   /s/  GEOFFREY S. STIFF
                                          By: __________________________________
                                                     Geoffrey S. Stiff
                                             Director and Senior Vice President
                                               GE Life and Annuity Assurance
                                                          Company

                                          GE LIFE AND ANNUITY ASSURANCE COMPANY
                                          (Depositor)

                                                   /s/  GEOFFREY S. STIFF
                                          By: __________________________________
                                                     Geoffrey S. Stiff
                                             Director and Senior Vice President
                                               GE Life and Annuity Assurance
                                                          Company

   Pursuant to the requirements of the Securities Act of 1933, this registration statement has been signed below by the following persons in the capacities and on the dates indicated.


            Name                           Title                    Date
            ----                           -----                    ----

               *               Chairperson of the Board,      February 11, 2005
-----------------------------    President and Chief
      Pamela S. Schutz           Executive Officer

               *               Director, Senior Vice          February 11, 2005
-----------------------------    President and Chief Actuary
        Paul A. Haley

               *               Director and Senior Vice       February 11, 2005
-----------------------------    President
        Leon E. Roday

   /s/  GEOFFREY S. STIFF      Director and Senior Vice       February 11, 2005
-----------------------------    President
      Geoffrey S. Stiff

               *               Director and Senior Vice       February 11, 2005
-----------------------------    President
      Thomas M. Stinson

               *               Senior Vice President,         February 11, 2005
-----------------------------    General Counsel and
       Thomas E. Duffy           Secretary

               *               Senior Vice President and      February 11, 2005
-----------------------------    Chief Financial Officer
    J. Kevin Helmintoller

               *               Vice President and Controller  February 11, 2005
-----------------------------
       John E. Karaffa



*By: /s/  GEOFFREY S. STIFF , pursuant to Power of Attorney   February 11, 2005
     ----------------------   executed on October 1, 2004.
       Geoffrey S. Stiff